                                                   Filed pursuant to Rule 497(b)
                                                   Registration No. 333-69159


                                 PEGASUS FUNDS
                                 P.O. BOX 5142
                        WESTBOROUGH, MASSACHUSETTS 01581

                                                                January 19, 1999

Dear Shareholder:

     The Board of Trustees of the Pegasus Funds has called a Special Meeting of Shareholders to be held at 10:00 a.m. (Eastern time) on March 17, 1999 at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (the "Meeting"). At the Meeting, you will be asked:

          (1) To consider a proposed reorganization of your Pegasus Fund into a corresponding Fund of The One Group(R) ("One Group").

     Enclosed you will find several documents furnished to you in connection with the Special Meeting of Shareholders of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds (collectively, the "Pegasus Portfolios"). We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

     The Board of Trustees of Pegasus Funds recommends that shareholders of each of the Pegasus Portfolios approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"). The Reorganization Agreement provides that each of the following Pegasus Portfolios will transfer all of its assets and liabilities to the One Group investment portfolio (each, a "One Group Fund") identified opposite its name:

               PEGASUS FUNDS                                  ONE GROUP FUNDS
               -------------                                  ---------------
Money Market Fund                               Prime Money Market Fund
Treasury Money Market Fund                      U.S. Treasury Securities Money Market Fund
Municipal Money Market Fund                     Municipal Money Market Fund
Michigan Municipal Money Market Fund            Michigan Municipal Money Market Fund
Cash Management Fund                            Cash Management Money Market Fund
Treasury Cash Management Fund                   Treasury Cash Management Money Market Fund
Treasury Prime Cash Management Fund             Treasury Prime Cash Management Money Market
                                                Fund
U.S. Government Securities Cash                 U.S. Government Securities Cash Management
  Management Fund                               Money Market Fund
Municipal Cash Management Fund                  Municipal Cash Management Money
                                                Market Fund
Managed Assets Conservative Fund                Investor Balanced Fund
Managed Assets Balanced Fund                    Investor Growth & Income Fund
Managed Assets Growth Fund                      Investor Growth Fund
Equity Income Fund                              Income Equity Fund
Growth Fund                                     Large Company Growth Fund
Mid-Cap Opportunity Fund                        Diversified Mid Cap Fund
Small-Cap Opportunity Fund                      Small Cap Value Fund
Intrinsic Value Fund                            Disciplined Value Fund
Growth and Value Fund                           Value Growth Fund
Equity Index Fund                               Equity Index Fund

               PEGASUS FUNDS                                  ONE GROUP FUNDS
               -------------                                  ---------------
Market Expansion Index Fund                     Market Expansion Index Fund
International Equity Fund                       Diversified International Fund
Intermediate Bond Fund                          Intermediate Bond Fund
Bond Fund                                       Bond Fund
Short Bond Fund                                 Limited Volatility Bond Fund
Multi Sector Bond Fund                          Income Bond Fund
High Yield Bond Fund                            High Yield Bond Fund
Municipal Bond Fund                             Tax-Free Bond Fund
Short Municipal Bond Fund                       Short-Term Municipal Bond Fund
Intermediate Municipal Bond Fund                Intermediate Tax-Free Bond Fund
Michigan Municipal Bond Fund                    Michigan Municipal Bond Fund

     After the transfer, shares of the One Group Funds will be distributed to the corresponding Pegasus Portfolios' shareholders and the Pegasus Funds will be liquidated.

     As a result of these transactions, shares of your Pegasus Portfolio would, in effect, be exchanged at net asset value and on a tax-free basis for shares of a corresponding One Group Fund. Class A, Class B and Institutional Class or Class I shares (either, "Class I" shares) of the Pegasus Portfolios will be exchanged for One Group Class A, Class B and Class I shares, respectively. Service Class ("Class S") shareholders of the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds will receive Class A shares of the One Group Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Securities Cash Management Money Market and Municipal Cash Management Money Market Funds, respectively.

     In considering the proposed reorganization, you should note, among other things, the following benefits:

          1. The similarity of the investment objectives and policies of the One Group Funds with those of the Pegasus Portfolios;

          2. The performance of the One Group Funds, which are competitive with, and in many cases superior to, those of the Pegasus Portfolios;

          3. An enhanced range of investment options will be available to investors in the One Group. Upon completion of the Reorganization, the One Group will offer 49 different funds;

          4. The tax-free nature of the transaction; and

          5. The increased market presence that the One Group will have as a result of the Reorganization, which may result in additional investment opportunities and trading efficiencies.

     THE BOARD OF TRUSTEES BELIEVES THAT THE PROPOSED COMBINATION OF THE PEGASUS PORTFOLIOS WITH THEIR CORRESPONDING ONE GROUP FUNDS IS IN THE BEST INTERESTS OF THE PEGASUS PORTFOLIOS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

     The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, Prospectuses for the currently operating One Group Funds and the form of proxy are enclosed. Please read these materials carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

     If you have any questions, you may call Shareholder Communications Corporation which has been retained to assist in the solicitation of proxies at
(800)848-1134. Thank you for your cooperation.

                                        Sincerely,

                                        John P. Gould
                                        Chairman of the Board of Trustees

                                 PEGASUS FUNDS
                                 P.O. BOX 5142
                        WESTBOROUGH, MASSACHUSETTS 01581

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 17, 1999

To Pegasus Shareholders:

     Notice is hereby given that a Special Meeting of the Shareholders ("Shareholders") of each investment portfolio (a "Pegasus Portfolio") of Pegasus Funds ("Pegasus") will be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio, on March 17, 1999 at 10:00 a.m. (Eastern time) for the following purposes:

     ITEM 1. With respect to each Pegasus Portfolio:

             To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond, and Michigan Municipal Bond Funds to corresponding investment portfolios ("One Group Funds") of The One Group(R) (the "One Group") in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Funds; (b) the distribution of such One Group Fund shares to the shareholders of the Pegasus Portfolios according to their respective interests; and (c) the termination of Pegasus under state law and the Investment Company Act of 1940, as amended.

     ITEM 2. With respect to each Pegasus Portfolio:

             To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The proposed reorganization and related matters are described in the attached Combined Prospectus/ Proxy Statement. Appendix I to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Agreement.

     Shareholders of record as of the close of business on December 18, 1998 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE EACH ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY PEGASUS' BOARD OF TRUSTEES. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO PEGASUS A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                        ----------------------------------------
                                        W. Bruce McConnel, III
                                        Secretary

January 19, 1999

                      COMBINED PROSPECTUS/PROXY STATEMENT
                             DATED JANUARY 19, 1999

                                THE ONE GROUP(R)
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 480-4111

                         TO ACQUIRE THE ASSETS OF THE:

                                 PEGASUS FUNDS
                                 P.O. Box 5142
                        Westborough, Massachusetts 01581

                                 1-800-688-3350

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of Pegasus Funds ("Pegasus") in connection with a Special Meeting (the "Meeting") of Shareholders ("Shareholders") to be held on March 17, 1999 at 10:00 a.m. (Eastern time) at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio at which Shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated January 12, 1999 (the "Reorganization Agreement"), by and between Pegasus and The One Group(R) ("One Group") and the transactions contemplated therein. A copy of the Reorganization Agreement is attached as Appendix I.

     Pegasus and One Group are each open-end, management investment companies. First Chicago NBD Investment Management Company ("FCNIMCO") currently provides investment advisory services to each of the investment portfolios of Pegasus (the "Pegasus Portfolios"). Banc One Investment Advisors Corporation ("BOIA") presently provides investment advisory services to each of the investment portfolios offered by One Group (the "One Group Funds"). BANC ONE CORPORATION, the parent company of BOIA, recently completed a merger with First Chicago NBD Corporation ("FCN"), the parent company of FCNIMCO. In the merger, BANC ONE CORPORATION and FCN combined into a new corporation named "BANK ONE CORPORATION" ("BOC") which has since taken steps to consolidate the mutual fund investment advisory activities of its subsidiaries. As part of that consolidation, FCNIMCO and BOIA recently recommended to the Boards of Trustees of Pegasus and One Group the proposed reorganization of Pegasus and One Group ("Reorganization") described below.

     In reviewing the proposed Reorganization, the Pegasus Board concluded that participation in the proposed transaction is in the best interests of the Pegasus Portfolios and their shareholders. The Board has further concluded that the economic interests of the shareholders of the Pegasus Portfolios will not be diluted as a result of the proposed transaction. In reaching this conclusion, the Board considered, among other things:

          1. The similarity of the investment objectives and policies of the One Group Funds with those of the Pegasus Portfolios;

          2. The performance of the One Group Funds, which are competitive with, and in many cases superior to, those of the Pegasus Portfolios;

          3. An enhanced range of investment options which will be available to investors in the One Group. Upon completion of the Reorganization, the One Group will offer 49 different funds;

          4. The tax-free nature of the transaction; and

          5. The increased market presence that the One Group will achieve as a result of the Reorganization, which may result in additional investment opportunities and trading efficiencies.

     The Reorganization Agreement provides that each of the following sixteen investment portfolios of Pegasus (collectively, the "Reorganizing Pegasus Portfolios") will transfer all its assets and liabilities to the currently operating One Group investment portfolio (collectively, the "Existing One Group Funds") identified below opposite its name:

      REORGANIZING PEGASUS PORTFOLIOS                     EXISTING ONE GROUP FUNDS
      -------------------------------                     ------------------------
Pegasus Money Market Fund                       One Group(R) Prime Money Market Fund
Pegasus Treasury Money Market Fund              One Group(R) U.S. Treasury Securities Money
                                                Market Fund
Pegasus Municipal Money Market Fund             One Group(R) Municipal Money Market Fund
Pegasus Managed Assets Conservative Fund        One Group(R) Investor Balanced Fund
Pegasus Managed Assets Balanced Fund            One Group(R) Investor Growth & Income Fund
Pegasus Managed Assets Growth Fund              One Group(R) Investor Growth Fund
Pegasus Equity Income Fund                      One Group(R) Income Equity Fund
                                                (to be renamed Equity Income Fund upon
                                                  Reorganization)
Pegasus Growth Fund                             One Group(R) Large Company Growth Fund
                                                (to be renamed Large Cap Growth Fund upon
                                                  Reorganization)
Pegasus Intrinsic Value Fund                    One Group(R) Disciplined Value Fund
                                                (to be renamed Mid Cap Value Fund
                                                  upon Reorganization)
Pegasus Growth and Value Fund                   One Group(R) Value Growth Fund
                                                (to be renamed Diversified Equity Fund upon
                                                  Reorganization)
Pegasus Equity Index Fund                       One Group(R) Equity Index Fund
Pegasus Intermediate Bond Fund                  One Group(R) Intermediate Bond Fund
Pegasus Short Bond Fund                         One Group(R) Limited Volatility Bond Fund
                                                (to be renamed Short-Term Bond Fund upon
                                                  Reorganization)
Pegasus Multi Sector Bond Fund                  One Group(R) Income Bond Fund
Pegasus High Yield Bond Fund                    One Group(R) High Yield Bond Fund
Pegasus Intermediate Municipal Bond Fund        One Group(R) Intermediate Tax-Free Bond Fund

     The Reorganization Agreement also provides that each of the following fourteen investment portfolios of Pegasus (collectively, the "Continuing Pegasus Portfolios") will transfer all its assets and liabilities to the newly organized One Group investment portfolio (collectively, the "New One Group Funds") identified below opposite its name:

       CONTINUING PEGASUS PORTFOLIOS                        NEW ONE GROUP FUNDS
       -----------------------------                        -------------------
Pegasus Michigan Municipal Money Market Fund    One Group(R) Michigan Municipal Money
                                                Market Fund
Pegasus Cash Management Fund                    One Group(R) Cash Management Money
                                                Market Fund
Pegasus Treasury Cash Management Fund           One Group(R) Treasury Cash Management Money
                                                Market Fund
Pegasus Treasury Prime Cash Management Fund     One Group(R) Treasury Prime Cash Management
                                                Money Market Fund
Pegasus U.S. Government Securities Cash         One Group(R) U.S. Government Securities Cash
  Management Fund                               Management Money Market Fund

       CONTINUING PEGASUS PORTFOLIOS                        NEW ONE GROUP FUNDS
       -----------------------------                        -------------------
Pegasus Municipal Cash Management Fund          One Group(R) Municipal Cash Management Money
                                                Market Fund
Pegasus Mid-Cap Opportunity Fund                One Group(R) Diversified Mid Cap Fund
Pegasus Small-Cap Opportunity Fund              One Group(R) Small Cap Value Fund
Pegasus Market Expansion Index Fund             One Group(R) Market Expansion Index Fund
Pegasus International Equity Fund               One Group(R) Diversified International Fund
Pegasus Bond Fund                               One Group(R) Bond Fund
Pegasus Municipal Bond Fund                     One Group(R) Tax-Free Bond Fund
Pegasus Short Municipal Bond Fund               One Group(R) Short-Term Municipal Bond Fund
Pegasus Michigan Municipal Bond Fund            One Group(R) Michigan Municipal Bond Fund

     In exchange for the transfers of these assets and liabilities, One Group will issue shares in the thirty One Group investment portfolios listed above (collectively, the "One Group Funds") to the corresponding Pegasus investment portfolios listed above (collectively, the "Pegasus Portfolios"). The transaction between the Reorganizing Pegasus Portfolios and the Existing One Group Funds and between the Pegasus Michigan Municipal Money Market, Mid-Cap Opportunity, Small-Cap Opportunity, Market Expansion Index, International Equity, Bond, Municipal Bond, Short Municipal Bond and Michigan Municipal Bond Funds and their corresponding New One Group Funds is referred to as the "Reorganizing Portfolios Transaction" and the transaction between the remaining Continuing Pegasus Portfolios and their corresponding New One Group Funds is referred to herein as the "Continuing Portfolios Transaction." The transactions are expected to occur on or about March 22, 1999 and March 29, 1999, respectively.

     The Pegasus Portfolios have two or three classes of shares outstanding. The One Group Funds offer comparable classes of shares. Holders of each share class of a Pegasus Portfolio will receive shares of the corresponding One Group Fund share class. Class A shares, Class B shares and Institutional Class and Class I (either, "Class I") shares of the Pegasus Portfolios will be exchanged for One Group Class A, Class B and Class I shares, respectively. Service Class ("Class S") shareholders of the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds will receive Class A shares of the One Group Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Securities Cash Management Money Market and Municipal Cash Management Money Market Funds, respectively.

     The Pegasus Portfolios will make distributions of the One Group Funds' shares to the Shareholders of the Pegasus Portfolios in connection with the liquidation of Pegasus, so that a holder of a share class in a Pegasus Portfolio will receive shares of a share class (as described herein) of the corresponding One Group Fund with the same aggregate net asset value as the Shareholder had in the Pegasus Portfolio immediately before the transaction. Following the Reorganization, Shareholders of the Pegasus Portfolios will be Shareholders of their corresponding One Group Funds, and Pegasus will be terminated under state law and the Investment Company Act of 1940, as amended (the "1940 Act").

     The Existing One Group Funds currently are conducting investment operations as described in this Combined Prospectus/Proxy Statement. The New One Group Funds have recently been organized for the purpose of continuing the investment operations of the Continuing Pegasus Portfolios, and have no substantial assets or prior history of investment operations.

     This Combined Prospectus/Proxy Statement sets forth the information that a Shareholder of Pegasus should know before voting on matters covered by the Reorganization Agreement, and should be retained for future reference. The Prospectuses relating to the shares of the Existing One Group Funds, which describe those Funds' operations, accompany this Combined Prospectus/Proxy Statement and the information contained therein is incorporated by reference into this Combined Prospectus/Proxy Statement. Additional information is set forth in the Statements of Additional Information relating to the Existing One Group Funds dated November 1, 1998 and this Combined Prospectus/Proxy Statement dated January 19, 1999 and in the Prospectuses and Statements of Additional Information, each dated April 30, 1998, relating to Pegasus. Annual reports for the Existing One Group Funds and for Pegasus and Semi-annual reports for Pegasus will accompany the Statement of Additional Information. Each of these documents is on file with the Securities and Exchange Commission (the "SEC"), is available without charge upon written or oral request by writing or calling either Pegasus or One Group at their respective addresses or telephone numbers indicated above, and is incorporated herein by reference.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of Pegasus for the Meeting of its Shareholders, and One Group's Prospectus for the shares of its Existing and New One Group Funds that have been registered with the SEC and are to be issued in connection with the Reorganization.

     The following summarizes the proposals to be voted on by Pegasus Shareholders at the meeting:

                  PROPOSAL                                 SHAREHOLDERS SOLICITED
                  --------                                 ----------------------
1. To approve a Reorganization Agreement,       Shareholders of each Pegasus Portfolio
   which provides for (a) the transfer of       voting separately on a class-by-class basis
   all of the assets and liabilities of the     on the Reorganization Agreement.
   Pegasus Portfolios to corresponding One
   Group Funds in exchange for Class A,
   Class B or Class I shares, as applicable,
   of the One Group Funds, (b) the
   distribution of such One Group Fund
   shares to the Shareholders of the Pegasus
   Portfolios according to their respective
   interests, and (c) the termination of
   Pegasus under state law and the 1940 Act.

     This Combined Prospectus/Proxy Statement is expected to first be sent to Shareholders on or about January 19, 1999.

     THE SECURITIES OF THE ONE GROUP FUNDS OFFERED HEREBY HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PEGASUS, ONE GROUP OR THEIR RESPECTIVE DISTRIBUTORS.

     EACH MONEY MARKET FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     SHARES OF PEGASUS AND ONE GROUP ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR OTHERWISE SUPPORTED BY BANK ONE CORPORATION, ANY OF ITS AFFILIATES, OR ANY BANK. SHARES OF PEGASUS AND ONE GROUP ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER GOVERNMENTAL AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE DISTRIBUTOR OF PEGASUS IS BISYS FUND SERVICES LIMITED PARTNERSHIP. THE DISTRIBUTOR OF ONE GROUP IS THE ONE GROUP SERVICES COMPANY.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                -----
FEE TABLES..................................................        6
SUMMARY.....................................................        6
  Proposed Reorganization...................................        6
  Overview of Pegasus and One Group.........................        7
  Purchase/Redemption Procedures............................        8
  Federal Income Tax Consequences...........................        8
  Board Consideration.......................................        8
  Principal Risk Factors....................................        9
  Voting Information........................................       13
  Management Discussion.....................................       13
INFORMATION RELATING TO THE PROPOSED REORGANIZATION.........       13
  Description of the Reorganization Agreement...............       13
  Pegasus Board Consideration...............................       14
  Capitalization............................................       20
  Federal Income Tax Consequences...........................       29
  One Group Board Composition...............................       30
COMPARISON OF PEGASUS AND ONE GROUP.........................       32
  Investment Objectives and Policies........................       32
  Expense Ratios............................................       32
  Investment Adviser -- Pegasus Portfolios..................       36
  Investment Adviser -- One Group Funds.....................       38
  Certain Other Service Providers...........................       40
  Distribution Plan and Shareholder Servicing
     Arrangements -- Pegasus Portfolios.....................       41
  Distribution Plan and Shareholder Servicing
     Arrangements -- One Group..............................       42
  Shareholder Transactions and Services.....................       42
INFORMATION RELATING TO VOTING MATTERS......................       43
  General Information.......................................       43
  Shareholder and Board Approvals...........................       46
  Appraisal Rights..........................................       73
  Quorum....................................................       74
  Annual Meetings...........................................       74
ADDITIONAL INFORMATION ABOUT THE ONE GROUP AND PEGASUS......       74
LITIGATION..................................................       75
FINANCIAL STATEMENTS........................................       75
OTHER BUSINESS..............................................       75
SHAREHOLDER INQUIRIES.......................................       75
Appendix I  -- Agreement and Plan of Reorganization.........      I-1
Appendix II  -- Comparative Fee Tables......................     II-1
Appendix III -- Comparison of Investment Objectives and
  Certain Significant Policies..............................    III-1
Appendix IV  -- Shareholder Transactions and Services.......     IV-1
Appendix V  -- Management's Discussion of Fund
  Performance -- Existing One Group Funds...................      V-1

                                   FEE TABLES

     All shareholders of the Pegasus Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, Municipal Cash Management, Managed Assets Conservative, Mid-Cap Opportunity, Small-Cap Opportunity, Equity Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi-Sector Bond, High Yield Bond, Municipal Bond, Intermediate Municipal Bond and the Pegasus Michigan Municipal Bond Funds, are projected to experience lower annualized per share total operating expense ratios upon consummation of the Reorganization. All shareholders of the Pegasus Money Market, Treasury Money Market, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Intrinsic Value, and Growth and Value Funds, are projected to experience higher annualized per share total expense ratios upon consummation of the Reorganization. The Pegasus U.S. Government Securities Cash Management, Pegasus Market Expansion Index and Pegasus Short Municipal Bond Funds are projected to experience no increase in annualized per share total expense ratios upon consummation of the Reorganization. Such projections take into account potential savings in fixed and variable expenses resulting from synergies and renegotiated contract terms with vendors, as well as voluntary fee waivers and/or expense reimbursements. The voluntary fee waivers and/or expense reimbursements may be terminated at any time except as noted below. For detailed information regarding pro forma and other expense information, see the Tables under "Expense Ratios," "Investment Adviser -- Pegasus Portfolios," "Investment Adviser -- One Group Funds" under the heading "Comparison of Pegasus and One Group" and Appendix II -- Comparative Fee Tables. BOIA as investment adviser to the Existing One Group Funds has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization as set forth in the Table under "Comparison of Pegasus and One Group -- Expense Ratios" and Appendix II until August 1999. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will not exceed the rate currently paid for total operating expenses by the corresponding Continuing Pegasus Portfolios.

                                    SUMMARY

     The following is a summary of certain information relating to the Reorganization and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of Pegasus and One Group, and the Appendices attached hereto. Pegasus' Annual Reports and Semi-Annual Reports to Shareholders may be obtained free of charge by calling 1-800-688-3350 or writing Pegasus Funds, P.O. Box 5142, Westborough, Massachusetts 01581. One Group's Annual Reports to Shareholders may be obtained free of charge by calling 1-800-480-4111 or writing to The One Group(R), 3435 Stelzer Road, Columbus, Ohio 43219.

     PROPOSED REORGANIZATION. The Reorganization Agreement provides for: (1) the transfer of all of the Fund Assets and Liabilities of each of the Reorganizing Pegasus Portfolios and Continuing Pegasus Portfolios (each a "Pegasus Portfolio," together the "Pegasus Portfolios") to a corresponding Existing One Group Fund or a New One Group Fund (each a "One Group Fund," together the "One Group Funds") in exchange for Shares of designated classes of the corresponding One Group Fund; and (2) the distribution of One Group Fund Shares to the shareholders of the Pegasus Portfolios in liquidation of the Pegasus Portfolios. The Reorganization is subject to a number of conditions with respect to each Pegasus Portfolio, including shareholder approval. Shareholders of each Pegasus Portfolio will vote separately on the Reorganization on a class-by-class basis. Following the Reorganization, Pegasus will wind up its affairs and deregister as an investment company under the 1940 Act. If a majority of the shares of one or more classes of a Pegasus Portfolio fails to approve the Reorganization, that Pegasus Portfolio will not participate in the Reorganization and Pegasus will not be terminated under state law. In such a case, the Pegasus Board of Trustees will take such action as it deems to be in the best interests of any such non-participating portfolio.

     As a result of the proposed Reorganization, a Pegasus Portfolio shareholder will become a shareholder of the corresponding One Group Fund and will hold, immediately after the Exchange Date (as defined in the Reorganization Agreement), shares of the designated classes of the corresponding One Group Fund having a total dollar value equal to the total dollar value of the shares of the Pegasus Portfolio that the shareholder held immediately before the Exchange Date. The exchange of the Fund Assets and Liabilities of each Pegasus Portfolio, other than the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds, is expected to occur on or about March 22, 1999 or such later date as may be determined pursuant to the Reorganization Agreement. The exchange of the Fund Assets and Liabilities of the remaining Pegasus Portfolios is expected to occur on or after March 29, 1999 or such later date as may be determined pursuant to the Reorganization Agreement.

     OVERVIEW OF PEGASUS AND ONE GROUP. The investment objectives and policies of the Pegasus Portfolios are similar to those of their corresponding One Group Funds. There are, however, certain significant differences. For example, the Pegasus Small-Cap Opportunity Fund primarily invests in companies with a market capitalization of $100 million to $1 billion while The One Group Small Cap Value Fund invests in companies with a market capitalization of $100 million to $2 billion. Likewise, the Pegasus Mid-Cap Opportunity Fund invests primarily in companies with a market capitalization of $500 million to $3 billion while The One Group Diversified Mid Cap Fund invests in companies with a market capitalization of $500 million to $5 billion. Investments in companies with smaller market capitalizations may be riskier than investments in companies with larger market capitalizations.

     The Intermediate Municipal Bond Fund and the International Equity Fund of Pegasus are "non-diversified" funds, but the corresponding One Group Funds are diversified. Non-diversified funds may invest a more significant portion of their assets in the securities of a single issuer which increases the risk of loss if an issuer fails to make interest or principal payments or if the market value of a security declines. The Pegasus High Yield Bond Fund has no stated policy on weighted average maturity, but as of September 30, 1998, the Fund's average weighted maturity was 6.2 years. The weighted average maturity of the investments of The One Group High Yield Bond Fund must range between five and ten years. This is significant because the longer the maturity of an investment, the greater its volatility. The Pegasus Multi Sector Bond Fund may invest in investment grade debt securities only, but the corresponding One Group Income Bond Fund may invest up to 30% of its total assets in securities rated below investment grade (sometimes known as "junk bonds"). As of December 1, 1998, The One Group Income Bond Fund had invested less than 10% of its total assets in below investment grade securities. Investments in securities rated below investment grade are high risk investments subject to greater risk of loss, valuation difficulties, interest rate sensitivity, low liquidity and changes in credit quality. The percentage of assets allocated to the various underlying mutual funds varies for the Pegasus Managed Assets Funds and The One Group Investor Funds. For additional investment related information, see "Comparison of Pegasus and One Group -- Investment Objectives and Policies," Appendix
III -- Comparison of Investment Objectives and Certain Significant Policies attached to this Combined Prospectus/Proxy Statement, and Pegasus' and Existing One Group Funds' Prospectuses and Statements of Additional Information, which are incorporated by reference herein.

     FCNIMCO presently serves as the investment adviser to each Pegasus Portfolio. Federated Investment Counseling ("Federated") currently serves as sub-adviser to the Pegasus High Yield Bond Fund. BOIA currently serves as investment adviser to The One Group Funds. FCNIMCO and BOIA are affiliates of BOC. Banc One High Yield Partners, LLC, an affiliate of BOIA, serves as sub-adviser to The One Group High Yield Bond Fund and Independence International Associates, Inc. serves as sub-adviser to The One Group International Equity Index Fund. The Pegasus Portfolios and One Group Funds have different trustees and service providers, but similar custodial, administrative and distribution arrangements. State Street Bank and Trust Company ("State Street") serves as Custodian to The One Group and sub-custodian to Pegasus. BISYS Fund Services serves as co-administrator and distributor for Pegasus and an affiliate, The One Group Services Company ("OGSC"), serves as administrator and distributor for The One Group. BOIA serves as sub-administrator of The One Group. See "Investment Advisers," "Certain Other Service Providers" and "Distribution Plan and Shareholder Servicing Arrangements" under "Comparison of Pegasus and One Group."

     The Table under "Comparison of Pegasus and One Group -- Expense Ratios," shows the current annualized per share total operating expense ratio for each share class of each Pegasus Portfolio along with the pro forma total operating expense ratio that could be expected for each designated class of shares of the corresponding One Group Fund after the Reorganization. The section entitled "Fee Tables" above and Appendix II -- Comparative Fee Tables to this Combined Prospectus/Proxy Statement provide additional information about the fees and expenses for each of the Pegasus Portfolios and corresponding One Group Funds.

     PURCHASE/REDEMPTION PROCEDURES. The purchase, redemption, dividend and other policies and procedures of the Pegasus Portfolios and the One Group Funds are generally similar. See "Comparison of Pegasus and One Group -- Shareholder Transactions and Services" and Appendix IV -- Shareholder Transactions and Services to this Combined Prospectus/Proxy Statement. NO SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") WILL BE IMPOSED ON ANY OF THE SHAREHOLDERS OF PEGASUS PORTFOLIOS IN CONNECTION WITH THE REORGANIZATION.

     FEDERAL INCOME TAX CONSEQUENCES. Ropes & Gray, independent outside counsel to One Group and to its Board of Trustees, is expected to issue an opinion (based on certain assumptions) as of the effective time of each of the Reorganizing Pegasus Portfolios Transaction and the Continuing Pegasus Portfolios Transaction that each transaction, will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Pegasus Portfolios or the One Group Funds or their respective shareholders. Such an opinion is required by the Reorganization Agreement with respect to each Pegasus Portfolio that is not a money market fund, but is not required with respect to a Pegasus Portfolio that is a money market fund.

     Shareholders should note that each One Group Fund may, to the extent permitted by law and consistent with the opinion to be issued by Ropes & Gray discussed above, dispose of some of the securities acquired by it in connection with the transaction. Disposition of securities may have tax consequences to shareholders. In addition, immediately prior to the transaction, each Pegasus Portfolio will declare and distribute a dividend which will have the effect of distributing to shareholders all of the Pegasus Portfolio's investment company taxable income and net realized capital gains. To the extent that a Pegasus Portfolio's investments, consistent applicable law and with the opinion to be issued by Ropes & Gray, are restructured prior to the Reorganization, the Pegasus Portfolio may realize a greater amount of net capital gains which would then need to be distributed to Pegasus shareholders. These distributions may have tax consequences to Pegasus shareholders. In addition, any distributions by a One Group fund after the Reorganization will be taxable to Pegasus shareholders who become shareholders of such fund as a result of the Reorganization even if the distributions are paid from income earned prior to the Reorganization. For additional information, see the sections below entitled "Federal Income Tax Consequences" and "Pegasus Board Consideration" under "Information Relating to the Proposed Reorganization."

     BOARD CONSIDERATION. Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, Pegasus' and One Group's Boards, including their members who are not "interested persons" within the meaning of the 1940 Act, have unanimously determined that the proposed Reorganization is in the best interests of their Funds' respective shareholders and that the interests of such shareholders will not be diluted as a result of the Reorganization. In making this determination, the Pegasus Board considered the potential overall effect of the Reorganization on shareholders of the Pegasus Portfolios including the following factors in particular: (1) the relative performance of the Pegasus Portfolios and One Group Funds; (2) comparative management fees and expense ratios; (3) tax-free nature of the transaction; (4) similarity of fund investment objectives, policies and limitations; (5) terms and conditions of the Reorganization Agreement; (6) capabilities, practices, and resources of BOIA and the other service providers; (7) increased market presence; (8) enhanced shareholder services; (9) products offered; (10) back office support; (11) availability of Class C shares; and (12) benefits to other persons, especially BOIA and its affiliates.

     For a more complete discussion of the factors affecting the Board's decision, see "Information Relating to the Proposed Reorganization -- Pegasus Board Consideration."

     PEGASUS' BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

     PRINCIPAL RISK FACTORS. Because of the similarities in investment objectives and policies, the Pegasus Portfolios and The One Group Funds (for purposes of this discussion only, collectively, the "Funds") are subject to similar investment risks. The following discussion identifies certain broad risks inherent in investing in the Funds. The One Group Investor Funds and the Pegasus Managed Assets Funds invest primarily in the securities of other One Group Funds and Pegasus Portfolios ("Underlying Funds"), respectively. These Funds do not invest in individual securities (other than certain short-term instruments). However, to the extent the Underlying Funds invest in various securities the following risks apply. For more specific risks relating to specific securities purchased by a particular Fund described below, see the sections entitled "Investment Practices" and "Investment Risks" in The One Group Prospectuses, and "Risk Factors" and "Supplemental Information" in the Pegasus Prospectuses.

     Volatility. The One Group Income Equity, Disciplined Value, Value Growth, Equity Index, Intermediate Bond, Limited Volatility Bond and Intermediate Tax-Free Bond Funds have a "beta" statistic higher than that of their corresponding Pegasus Portfolios. The "beta" statistic measures the relative volatility (that is, the variability in returns) to a common market index. Specifically, "beta" equals the expected change in fund return per 1% change in the index return.

     The chart below illustrates "beta" statistic differentials for One Group Funds with betas higher than their corresponding Pegasus Portfolios during the three-year period ended June 30, 1998:

                       FUND NAME                              INDEX          3 YEAR BETA VS INDEX
                       ---------                              -----          --------------------
One Group(R) Income Equity.............................      S&P 500(1)              0.87
Pegasus Equity Income                                                                0.62
One Group(R) Disciplined Value.........................      S&P 500                 0.76
Pegasus Intrinsic Value                                                              0.70
One Group(R) Value Growth..............................      S&P 500                 1.04
Pegasus Growth and Value                                                             0.79
One Group(R) Equity Index..............................      S&P 500                 1.00
Pegasus Equity Index                                                                 0.98
One Group(R) Intermediate Bond.........................  Lehman Aggregate(2)         0.77
Pegasus Intermediate Bond                                                            0.74
One Group(R) Limited Volatility Bond...................  Lehman Aggregate            0.42
Pegasus Short Bond                                                                   0.30
One Group(R) Intermediate Tax-Free Bond................  Lehman Aggregate            0.68
Pegasus Intermediate Municipal Bond                                                  0.58

---------------

(1) The S&P 500 Index is comprised of 500 widely held common stocks. It consists of 400 industrial, 40 utility, 20 transportation and 40 financial companies listed on U.S. market exchanges. It is a capitalization-based index, calculated on a total return basis with dividends reinvested.

(2) The Lehman Brothers Aggregate Bond Index is comprised of publicly-issued fixed-rate non-convertible domestic bond issues rated investment grade or higher, with at least one year to maturity and having an outstanding par value of at least $100 million. It is a capitalization-based index, calculated on a total return basis inclusive of accrued income.

     None of these funds has a "beta" statistic indicative of a high risk posture relative to its index. As a general policy, BOIA attempts to limit the volatility of all One Group Funds by managing them within a band around a market index. BOIA attempts to use stock selection to outperform the index without assuming significant risk. As a result, the One Group Funds generally seek to achieve higher returns while maintaining volatility consistent with the chosen index. BOIA believes that this strategy achieves an acceptable risk/return tradeoff.

     Equity Securities. The Pegasus Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity Funds and The One Group Investor Balanced, Investor Growth & Income, Investor Growth, Income Equity, Large Company Growth, Diversified Mid Cap, Small Cap Value, Disciplined Value, Value Growth, Equity Index, Market Expansion Index, and Diversified International Funds invest in equity securities, which may increase or decrease in value. As a result, the value of your investment in a Fund may increase or decrease in value. The Pegasus High Yield Bond Fund and The One Group Intermediate Bond, Income Bond, Limited Volatility Bond, High Yield Bond and Bond Funds also invest to a limited extent in preferred stocks.

     Small Capitalization Companies. The Pegasus Small-Cap Opportunity and The One Group Small Cap Value Funds invest in small capitalization companies. Investments in smaller, younger companies may be riskier than investments in larger, more established companies. These companies may be more vulnerable to changes in economic conditions, specific industry conditions, market fluctuations, and other factors affecting the profitability of other companies. Because economic events may have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in their stock price. This may cause frequent and unexpected increases or decreases in the value of your investment.

     Fixed Income Securities. Each Fund may invest in fixed income securities. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in a Fund will increase and decrease as the value of a Fund's investments increase and decrease. While securities with longer duration and maturities tend to produce higher yields, they also are subject to greater fluctuations in value when interest rates change. Usually changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

     Non-Diversified Funds. The Pegasus Michigan Municipal Money Market, International Equity, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds and The One Group Michigan Municipal Money Market and Michigan Municipal Bond Funds are "non-diversified" funds. This means that the Funds may invest a more significant portion of their assets in the securities of a single issuer than can a "diversified" fund. In addition, these Funds' investments may be concentrated geographically. These concentrations increase the risk of loss to the Funds if an issuer fails to make interest or principal payments or if the market value of a security declines. A diversified Fund invests in a larger number of issuers, with a smaller percentage in each issuer. Although diversification reduces the risk that a fund's investments will be affected by a single issuer, other factors, such as risks inherent in the underlying securities, are also relevant.

     State Specific Municipal Securities. Because the Pegasus Michigan Municipal Money Market and Michigan Municipal Bond Funds and The One Group Michigan Municipal Money Market and Michigan Municipal Bond Funds concentrate their investments in Michigan, the following factors may have a disproportionately negative effect on the Funds' investments. First, the economy of Michigan is dependent on the automobile manufacturing industry which is highly cyclical. This cyclical economy affects the revenue streams of the state and its political subdivisions because it impacts their tax sources. Second, state based sources, including increased sales tax, are being used to pay a larger portion of the cost of public education than in the past. These recent changes in the payment of education costs will affect state and local revenue of Michigan governmental units in future years in varying ways.

     Index Funds. The Pegasus Market Expansion Index and Equity Index Funds and The One Group Market Expansion Index and Equity Index Funds are index funds. An index fund's investment objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by an index fund at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the Funds were not fully invested in such securities. Because of this, an index fund's share price can be volatile and you should be prepared to handle sudden, and sometimes substantial, fluctuations in the value of your investment.

     International Funds. Investments in foreign securities involve risks different from investments in U.S. securities. These include the risk of losses attributable to unfavorable governmental or political actions, seizure of foreign assets, changes in tax or trade statutes, and governmental collapse and war. Investments in foreign securities also involve the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of both the Pegasus International Equity Fund and The One Group(R) Diversified International Fund can be volatile, and you should be prepared to sustain sudden, and sometimes, substantial, fluctuations in the value of your investment.

     Lower Rated Investment Grade Securities. All Pegasus Portfolios, other than the money market funds, and The One Group Income Bond, Limited Volatility Bond, Bond, Investor Balanced, Investor Growth & Income, Investor Growth, and Intermediate Bond Funds may invest in debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

     High Yield/Junk Bonds. The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index and High Yield Bond Funds and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Income Bond and High Yield Bond Funds may invest in debt securities rated below investment grade. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

     The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the fund's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, these Funds would experience a decline in the market value of their investments. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

     The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds' net asset values can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

     Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

     Because investments in high yield securities involve greater investment risk, achievement of a fund's investment objective may be more dependent on its adviser's credit analysis than would be the case if the fund were investing in higher rated securities. The One Group Funds may seek to hedge investments through transactions in options, futures contracts and related options. The One Group Funds also may use swap agreements to further manage exposure to high yield securities.

     Derivatives. Some of the Funds invest in securities that are considered to be derivatives. These securities may be more volatile and may be riskier than other investments. These include:

     - Each Pegasus Portfolio, other than the money market funds, and each One Group Fund, other than the money market funds and the Limited Volatility Bond Fund, may purchase options, futures contracts or options on futures contracts.

     - The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Multi Sector Bond and High Yield Bond Funds and The One Group Investor Balanced, Investor Growth & Income, Investor Growth, Large Company Growth, Diversified Mid Cap, Small Cap Value, Value Growth, Market Expansion Index, Equity Index, Diversified International, Income Bond and High Yield Bond Funds may hold warrants.

     - The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Intermediate Municipal Bond, Municipal Bond, Michigan Municipal Bond and Short Municipal Bond Funds, and The One Group Prime Money Market, Municipal Money Market, Michigan Municipal Money Market, Municipal Cash Management Money Market, Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Market Expansion Index, Diversified International, Intermediate Bond, Bond, Limited Volatility, Income Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in mortgage-backed securities, which may include collateralized mortgage obligations and Real Estate Mortgage Investment Conduits (CMOs and REMICs) and stripped mortgage-backed securities (IOs and POs).

     - The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond and High Yield Bond Funds, and The One Group Prime Money Market, Municipal Money Market, Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Market Expansion Index, Diversified International, Intermediate Bond, Bond, Limited Volatility, Income Bond, High Yield Bond, Municipal Bond, Michigan Municipal Bond, Short-Term Municipal Bond and Intermediate Tax-Free Bond Funds may purchase asset-backed securities.

     - The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Income Equity, Equity Index, Value Growth, Disciplined Value, Large Company Growth, Diversified Mid Cap, Small Cap Value, Diversified International, Market Expansion Index, Intermediate Bond, Limited Volatility Bond, Income Bond,

       Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in swap, cap and floor transactions.

     - Each Pegasus Fund, other than the money market funds, and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Intermediate Bond, Income Bond, Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Short-Term Municipal Bond and Michigan Municipal Bond Funds may invest in inverse floating rate instruments. Inverse floating rate instruments are floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

     - The Pegasus Managed Assets Growth, Managed Assets Balanced, Managed Assets Conservative, Equity Income, Equity Index, Growth and Value, Intrinsic Value, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, International Equity, Market Expansion Index, Short Bond, Intermediate Bond, Multi Sector Bond, Bond, High Yield Bond, Intermediate Municipal Bond, Municipal Bond, Michigan Municipal Bond and Short Municipal Bond Funds, and The One Group Investor Growth, Investor Growth & Income, Investor Balanced, Diversified Mid Cap, Small Cap Value, Diversified International, Market Expansion Index, Limited Volatility Bond, Intermediate Bond, Income Bond, Bond, High Yield Bond, Intermediate Tax-Free Bond, Tax-Free Bond, Michigan Municipal Bond and Short-Term Municipal Bond Funds may invest in structured instruments.

     - Each Fund, other than the Pegasus money market funds, and The One Group money market funds and Limited Volatility Bond Fund, may invest in new financial products.

     The above discussion is qualified in its entirety by the disclosure in The One Group Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement and the information in the Pegasus Funds Prospectuses incorporated herein by reference.

     VOTING INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pegasus' Board of Trustees at the Meeting. Only shareholders of record at the close of business on December 18, 1998 will be entitled to vote at the Meeting. Each whole or fractional share is entitled to a whole or fractional vote, respectively. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon or, if no specification is made, the persons named as proxies will vote in favor of each proposal set forth in the Notice of Meeting. Proxies may be revoked at any time before they are exercised by submitting to Pegasus a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. For additional information, see "Information Relating to Voting Matters."

     MANAGEMENT DISCUSSION. A discussion of the management and performance of The One Group Funds (except The One Group High Yield Bond Fund and the New One Group Funds) and an analysis of their performance can be found at Appendix V to this Combined Prospectus/Proxy Statement.

              INFORMATION RELATING TO THE PROPOSED REORGANIZATION

     The terms and conditions of the Reorganization are set forth in the Reorganization Agreement. Certain provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix I to this Combined Prospectus/Proxy Statement.

     DESCRIPTION OF THE REORGANIZATION AGREEMENT. The Reorganization Agreement provides that on the Exchange Date (as that term is defined in the Reorganization Agreement), the Assets and Liabilities existing at the Valuation Time (as that term is defined in the Reorganization Agreement) of each Pegasus Portfolio will be transferred to its corresponding One Group Fund, as previously described (see pages 2-3 of this Combined Prospectus/Proxy Statement), in exchange for full and fractional Shares of the designated classes of the corresponding One Group Fund.

     The Shares issued by each One Group Fund in the Reorganization will have an aggregate dollar value equal to the aggregate dollar value of the net assets per share of the respective Pegasus Portfolio at the Valuation Time. Immediately after the Exchange Date, each Pegasus Portfolio will distribute the Shares of the One Group Fund received in the Reorganization to its shareholders in liquidation of each Pegasus Portfolio. Each shareholder owning shares of a particular Pegasus Portfolio at the Exchange Date will receive Shares of the designated class of the corresponding One Group Fund, and will receive any unpaid dividends or distributions that were declared before the Exchange Date on Pegasus Portfolio shares. One Group will establish an account for each former shareholder of the Pegasus Portfolios reflecting the appropriate number of One Group Fund Shares distributed to that shareholder. These accounts will be substantially identical to the accounts currently maintained by Pegasus for each shareholder. Shares of the One Group Funds are in uncertificated form.

     With respect to each Pegasus Portfolio, the Reorganization is subject to a number of conditions, including approval of the Reorganization Agreement and the related matters described in this Combined Prospectus/ Proxy Statement by Pegasus shareholders at the Meeting; the receipt of certain legal opinions described in the Reorganization Agreement (which include an opinion of One Group's counsel addressed to Pegasus that the One Group Fund Shares issued in the Reorganization will be validly issued, fully paid and non-assessable); the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Reorganization Agreement; the receipt of certain information from the independent accountants of Pegasus regarding tax matters; and the parties' performance in all material respects of their respective covenants and undertakings in the Reorganization Agreement.

     The Reorganization Agreement provides that Pegasus and One Group will each be responsible for their own expenses in connection with the Reorganization. However, BOIA has agreed to assume the costs of proxy materials proxy solicitations and certain other fees payable by Pegasus in connection with the Reorganization as described on page 30. The Reorganization Agreement also provides, among other things, that the Reorganization may be abandoned at any time upon the mutual consent of both Pegasus and One Group, or by either One Group or Pegasus under certain conditions; that in the event shareholder approval of the Reorganization is obtained by one or more but not all Pegasus Portfolios, the Reorganization will be consummated with respect to those Pegasus Portfolios whose shareholders have approved the Reorganization; that in the event that shareholder approval is obtained with respect to some but not all classes of a Pegasus Portfolio, the transactions with respect to that Pegasus Portfolio, will not be consummated unless and until shareholder approval is obtained with respect to all classes; and that officers of One Group and of Pegasus may amend, modify or supplement the Reorganization Agreement, provided however, that following the Meeting, no such amendment may have the effect of changing the provisions for determining the number of Shares of the corresponding One Group Fund to be issued to the shareholders of any Pegasus Portfolio without obtaining the Pegasus Portfolio shareholders' further approval. In the event the transactions contemplated by the Reorganization Agreement are not consummated by reason of Pegasus or One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to that party's obligations referred to in Sections 8(a) and 10 of the Reorganization Agreement), the party failing to consummate shall pay directly all reasonable fees and expenses incurred by Pegasus or by One Group in connection with such transactions, including without limitation, legal, accounting and filing fees.

     PEGASUS BOARD CONSIDERATION. At meetings on August 13, September 28, October 30, November 5, November 18, November 23 and December 16, 1998 and January 12, 1999, the Board of Trustees of Pegasus considered the proposed Reorganization. On January 12, 1999, the Board of Trustees of Pegasus approved the Reorganization Agreement and determined that the Reorganization of the Pegasus Portfolios and the One Group Funds would be in the best interests of each Pegasus Portfolio. The Trustees further determined that the interests of existing shareholders of the Pegasus Portfolios would not be diluted upon effectuation of the Reorganization. The Trustees recommend approval of the Reorganization Agreement after considering the potential overall effect of the Reorganization on the shareholders of the Pegasus Portfolios including the following factors:

     1. Performance. The total returns of the One Group Funds are competitive with, and in many cases superior to, those of the Pegasus Portfolios as shown below. Total returns for Class A and Class B shares reflect any applicable sales load. The Trustees noted, however, that the performance shown is based on historical earnings and is not predictive of future performance.

                                              PEGASUS                      ONE GROUP(R) PRIME
                                         MONEY MARKET FUND                  MONEY MARKET FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............   4.20%     3.55%     4.42%          4.22%     3.56%     4.43%
1 Year Annualized -- 10/31/98.....   5.08%     4.29%     5.34%          5.11%     4.32%     5.37%
3 Year Annualized -- 10/31/98.....   5.05%     4.52%     5.25%          5.05%        --     5.31%
5 Year Annualized -- 10/31/98.....   4.84%     4.52%     4.96%          4.82%        --     5.08%
10 Year Annualized -- 10/31/98....   5.47%     5.31%     5.53%             --        --     5.55%

                                         PEGASUS TREASURY                ONE GROUP(R) U.S. TREASURY
                                         MONEY MARKET FUND              SECURITIES MONEY MARKET FUND
                                    ---------------------------        ------------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A    CLASS B    CLASS I
                                    -------   -------   -------        --------   --------   --------
YTD Ending 10/31/98...............   4.08%        --     4.29%           4.04%      3.39%      4.25%
1 Year Annualized -- 10/31/98.....   4.94%        --     5.20%           4.89%      4.10%      5.15%
3 Year Annualized -- 10/31/98.....   4.93%        --     5.12%           4.88%         --      5.14%
5 Year Annualized -- 10/31/98.....   4.72%        --     4.84%           4.62%         --      4.88%
10 Year Annualized -- 10/31/98....      --        --        --              --         --      5.32%

                                         PEGASUS MUNICIPAL               ONE GROUP(R) MUNICIPAL
                                         MONEY MARKET FUND                  MONEY MARKET FUND
                                    ---------------------------        ---------------------------
                                    CLASS A             CLASS I        CLASS A             CLASS I
                                    -------             -------        -------             -------
YTD Ending 10/31/98...............   2.40%               2.61%          2.39%               2.60%
1 Year Annualized -- 10/31/98.....   2.93%               3.19%          2.93%               3.19%
3 Year Annualized -- 10/31/98.....   3.00%               3.19%          2.98%               3.22%
5 Year Annualized -- 10/31/98.....   2.92%               3.03%          2.87%               3.11%
10 Year Annualized -- 10/31/98....   3.59%               3.65%             --               3.69%

                                      PEGASUS MANAGED ASSETS              ONE GROUP(R) INVESTOR
                                         CONSERVATIVE FUND                    BALANCED FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............  -1.27%    -1.54%     4.16%          3.87%     3.05%     9.09%
1 Year Annualized -- 10/31/98.....   0.62%     1.38%     6.19%          6.77%     5.96%    12.20%
3 Year Annualized -- 10/31/98.....   8.96%     9.17%    11.12%             --        --        --
5 Year Annualized -- 10/31/98.....   8.72%        --    10.06%             --        --        --
10 Year Annualized -- 10/31/98....  10.75%        --    11.56%             --        --        --

                                      PEGASUS MANAGED ASSETS              ONE GROUP(R) INVESTOR
                                           BALANCED FUND                  GROWTH & INCOME FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............  -2.51%    -2.82%     2.75%          4.16%     3.14%     9.14%
1 Year Annualized -- 10/31/98.....   0.08%     0.99%     5.53%          7.77%     6.92%    13.05%
3 Year Annualized -- 10/31/98.....  10.08%     9.06%    12.21%             --        --        --
5 Year Annualized -- 10/31/98.....      --        --        --             --        --        --

                                              PEGASUS                     ONE GROUP(R) INVESTOR
                                    MANAGED ASSETS GROWTH FUND                 GROWTH FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............  -4.02%    -4.47%     1.19%          3.73%     2.99%     8.88%
1 Year Annualized -- 10/31/98.....  -0.96%    -0.51%     4.43%          8.14%     7.37%    13.50%
3 Year Annualized -- 10/31/98.....      --        --        --             --        --        --
5 Year Annualized -- 10/31/98.....      --        --        --             --        --        --

                                              PEGASUS                      ONE GROUP(R) INCOME
                                        EQUITY INCOME FUND                     EQUITY FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............  -7.72%    -7.85%    -2.65%          4.53%     3.86%     9.76%
1 Year Annualized -- 10/31/98.....  -4.07%    -2.92%     1.24%         11.39%    10.78%    16.99%
3 Year Annualized -- 10/31/98.....  13.19%    13.53%    15.47%         20.30%    20.61%    22.51%
5 Year Annualized -- 10/31/98.....  11.33%    11.74%    12.90%         16.75%        --    18.15%
10 Year Annualized -- 10/31/98....  12.05%    12.32%    13.13%             --        --    15.45%

                                              PEGASUS                  ONE GROUP(R) LARGE COMPANY
                                            GROWTH FUND                        GROWTH FUND
                                    ---------------------------        ---------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                    -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98...............   9.45%     9.42%    15.36%         19.70%    19.54%    25.59%
1 Year Annualized -- 10/31/98.....  14.19%    15.23%    20.41%         27.09%    27.02%    33.41%
3 Year Annualized -- 10/31/98.....  21.29%    21.76%    23.68%         25.11%    25.68%    27.52%
5 Year Annualized -- 10/31/98.....  17.07%    17.49%    18.66%             --        --    21.82%
10 Year Annualized -- 10/31/98....  15.82%    16.08%    16.91%             --        --        --

                                           PEGASUS                  ONE GROUP(R) DISCIPLINED
                                    INTRINSIC VALUE FUND                   VALUE FUND
                                 ---------------------------       ---------------------------
                                 CLASS A   CLASS B   CLASS I       CLASS A   CLASS B   CLASS I
                                 -------   -------   -------       -------   -------   -------
YTD Ending 10/31/98............  -11.50%   -12.04%    -6.67%        -6.52%    -7.03%    -1.93%
1 Year
  Annualized -- 10/31/98.......   -8.05%    -7.45%    -2.99%         2.11%     1.81%     7.10%
3 Year
  Annualized -- 10/31/98.......   13.01%    13.53%    15.16%        15.83%    16.00%    17.91%
5 Year
  Annualized -- 10/31/98.......   11.65%    12.28%    12.92%        12.99%        --    14.29%
10 Year
  Annualized -- 10/31/98.......   12.12%    12.50%    12.76%            --        --        --

                                              PEGASUS                  ONE GROUP(R) VALUE GROWTH FUND
                                       GROWTH AND VALUE FUND            (FORMERLY VALUE GROWTH FUND)
                                    ---------------------------        ------------------------------
                                    CLASS A   CLASS B   CLASS I        CLASS A    CLASS B    CLASS I
                                    -------   -------   -------        --------   --------   --------
YTD Ending 10/31/98...............  -1.18%    -1.43%     4.20%           8.28%      7.59%     13.64%
1 Year Annualized -- 10/31/98.....   5.49%     6.53%    11.29%          14.95%     14.47%     20.72%
3 Year Annualized -- 10/31/98.....  17.44%    17.74%    19.67%          22.01%     22.27%     24.21%
5 Year Annualized -- 10/31/98.....  14.88%    15.37%    16.19%          16.50%         --     17.76%
10 Year Annualized -- 10/31/98....  13.24%    13.54%    13.88%              --         --         --

                                                 PEGASUS                      ONE GROUP(R) EQUITY
                                            EQUITY INDEX FUND                     INDEX FUND
                                       ---------------------------        ---------------------------
                                       CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                       -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98..................   10.75%    10.47%    14.42%          8.96%     8.40%    14.33%
1 Year Annualized -- 10/31/98........   17.69%    17.42%    21.62%         15.88%    15.46%    21.65%
3 Year Annualized -- 10/31/98........   24.19%    23.70%    25.66%         23.29%    23.63%    25.57%
5 Year Annualized -- 10/31/98........   20.13%    20.10%    20.99%         19.46%       --     20.83%
10 Year Annualized -- 10/31/98.......   17.11%    17.09%    17.52%            --        --        --

                                                 PEGASUS                   ONE GROUP(R) INTERMEDIATE
                                         INTERMEDIATE BOND FUND                    BOND FUND
                                       ---------------------------        ---------------------------
                                       CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                       -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98..................    6.88%     6.13%     7.08%          6.60%     6.06%     6.83%
1 Year Annualized -- 10/31/98........    7.86%     7.00%     8.10%          7.40%     6.72%     7.65%
3 Year Annualized -- 10/31/98........    7.91%     7.40%     8.13%          6.86%     6.22%     7.11%
5 Year Annualized -- 10/31/98........    6.42%     6.11%     6.55%            --        --      6.13%
10 Year Annualized -- 10/31/98.......    8.11%     7.95%     8.18%            --        --        --

                                                 PEGASUS                   ONE GROUP(R) LIMITED VOLATILITY
                                             SHORT BOND FUND                          BOND FUND
                                       ---------------------------        ---------------------------------
                                       CLASS A   CLASS B   CLASS I         CLASS A     CLASS B     CLASS I
                                       -------   -------   -------        ---------   ---------   ---------
YTD Ending 10/31/98..................    4.66%     4.07%     5.94%           3.04%       2.80%       6.42%
1 Year Annualized -- 10/31/98........    5.45%     4.72%     6.78%           2.96%       2.78%       6.45%
3 Year Annualized -- 10/31/98........    5.55%     5.29%     6.10%           4.97%       4.94%       6.32%
5 Year Annualized -- 10/31/98........    5.17%     5.02%     5.50%           4.75%         --        5.68%
10 Year Annualized -- 10/31/98.......    6.75%     6.67%     6.92%             --          --          --

                                                 PEGASUS                      ONE GROUP(R) INCOME
                                         MULTI SECTOR BOND FUND                    BOND FUND
                                       ---------------------------        ---------------------------
                                       CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                       -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98..................    3.43%     3.03%     6.90%          1.16%     0.39%     6.08%
1 Year Annualized -- 10/31/98........    4.87%     4.38%     8.44%          1.43%     0.54%     6.36%
3 Year Annualized -- 10/31/98........    5.90%     5.64%     7.32%          4.73%     4.77%     6.56%
5 Year Annualized -- 10/31/98........    6.03%     6.16%     6.93%          4.53%       --      5.76%
10 Year Annualized -- 10/31/98.......      --        --        --             --        --      7.62%

                                          PEGASUS INTERMEDIATE             ONE GROUP(R) INTERMEDIATE
                                           MUNICIPAL BOND FUND                TAX-FREE BOND FUND
                                       ---------------------------        ---------------------------
                                       CLASS A   CLASS B   CLASS I        CLASS A   CLASS B   CLASS I
                                       -------   -------   -------        -------   -------   -------
YTD Ending 10/31/98..................    1.72%     1.21%     5.08%          0.54%    -0.34%     5.43%
1 Year Annualized -- 10/31/98........    3.39%     2.80%     6.86%          2.39%     1.50%     7.44%
3 Year Annualized -- 10/31/98........    4.69%     4.32%     6.05%          4.81%     4.88%     6.71%
5 Year Annualized -- 10/31/98........    4.65%     4.67%     5.63%          4.32%       --      5.54%
10 Year Annualized -- 10/31/98.......    6.86%     6.88%     7.50%            --        --        --

     No performance comparison is provided for the Pegasus Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Mid-Cap Opportunity, Small-Cap Opportunity, Market Expansion Index, International Equity, Bond, High Yield Bond, Municipal Bond, Short Municipal Bond and Michigan Municipal Bond Funds because the corresponding One Group Funds have not yet commenced operations as of October 31, 1998 and the investment policies and historical performance of these Pegasus Portfolios (other than the High Yield Bond Fund) will carry forward. Although performance numbers are provided for the Pegasus Intermediate Bond Fund and Pegasus Multi Sector Bond Fund and the corresponding One Group Funds, Pegasus' performance history for these funds survives the Reorganization.

     For additional information concerning performance of the Pegasus Portfolios and One Group Funds, see the Statement of Additional Information prepared in connection with this Combined Prospectus/Proxy Statement, Pegasus' Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Reports to Shareholders, One Group's Prospectuses, Statements of Additional Information and Annual Reports to Shareholders, and Appendix V Management's Discussion of Fund Performance -- Existing One Group Funds attached to this Combined Prospectus/Proxy Statement.

     2. Management Fees and Expense Ratios. The Trustees noted that in many instances the investment advisory fees, and in some instances the total operating expense ratios, of the One Group Funds are or will be higher than those of the corresponding Pegasus Portfolios. For comparative information, see the sections entitled "Investment Adviser -- Pegasus Portfolios," "Investment Adviser -- One Group" and "Expense Ratios" under "Comparison of Pegasus and One Group" below, "Fee Tables" above and Appendix II -- Comparative Fee Tables attached to this Combined Prospectus/Proxy Statement.

     BOIA has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization until August 1999 as set forth under the "Pro Forma Total Operating Expenses" column in the Table under "Comparison of Pegasus and One Group -- Expense Ratios" and Appendix II -Comparative Fee Tables to this Combined Prospectus/Proxy Statement. See also "Fee Tables" above. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will not exceed the rate currently paid for total operating expenses by the Continuing Pegasus Portfolios. Furthermore, if the Reorganization Agreement is approved, One Group's increased asset size to approximately $50 billion and resulting leverage with its service providers may result in lower overall expense ratios. BOIA's current estimates anticipate expense savings.

     3. Tax-Free Conversion of Pegasus Portfolio Shares. If a Pegasus shareholder were to redeem his or her investment in a Pegasus Portfolio, other than a money market fund, in order to invest in a One Group Fund or another investment product, the shareholder would recognize gain or loss for Federal income tax purposes upon the redemption of those shares. By contrast, the proposed Reorganization of each Pegasus Portfolio will cause shareholders to exchange their investments in the Pegasus Portfolios for investments in the One Group Funds without recognition of gain or loss for Federal income tax purposes. After the Reorganization, as a shareholder of One Group, investors may redeem any or all of their One Group shares (other than Class B shares) at any time, without incurring a redemption fee or sales charge. At that time, a taxable gain or loss would be recognized. For further information concerning the tax consequences of the Reorganization, see "Information Relating to the Proposed Reorganization -- Federal Income Tax Consequences" below.

     4. Similarity of Fund Investment Objectives, Policies and Limitations and Related Tax Consequences. The Trustees considered the similarities between One Group Funds' investment objectives, policies and limitations and those of the corresponding Pegasus Portfolios. For information relating to certain significant differences in the investment objectives, policies and related risk factors, see the sections entitled "Overview of Pegasus and One Group" and "Principal Risk Factors" under "Summary" above, "Comparison of Pegasus and One Group -- Investment Objectives and Policies" below and Appendix
III -- Comparison of Investment Objectives and Certain Significant Policies attached to this Combined Prospectus/Proxy Statement.

     The Trustees noted that the One Group Funds may dispose of some of the securities acquired by them in the Reorganization and that such dispositions may have tax consequences to shareholders. In addition, to the extent that a Pegasus Portfolio's investments are restructured prior to the Reorganization, the Portfolio may realize capital gains and losses which may have tax consequences to shareholders. The ability of either entity to dispose of assets in connection with the Reorganization is limited by the Internal Revenue Code. For additional information, see "Comparison of Pegasus and One Group -- Federal Income Tax Consequences" below.

     5. Terms and Conditions of the Reorganization Agreement. The Trustees considered the terms and conditions of the Reorganization Agreement. See "Summary -- Proposed Reorganization," "Information Relating to the Proposed Reorganization -- Description of the Reorganization Agreement" and Appendix I -- Agreement and Plan of Reorganization attached hereto.

     6. Capabilities, Practices and Resources of BOIA and the Other Service Providers. The Trustees considered the capabilities, practices and resources of BOIA and the other service providers. For further information, see
"Summary -- Overview of Pegasus and One Group" above, and the sections entitled "Investment Advisers," "Certain Other Service Providers," "Distribution Plan and Shareholder Servicing Arrangements" under "Comparison of Pegasus and One Group" below.

     7. Increased Market Presence. The Reorganization is expected to result in greater market presence for the One Group. If the Reorganization Agreement is consummated, the One Group would have approximately $50 billion in assets under management. BOIA believes fund investment opportunities increase as assets increase.

     8. Enhanced Shareholder Services. OGSC and BOIA provide a higher level of shareholder servicing for One Group shareholders, including a dedicated shareholder support function, broker-dealer desk and a transaction oriented state-of-the-art website. The website allows investors to purchase and exchange shares of their One Group Funds. The website is directly linked to the BOC website for convenient use. It contains up-to-date investor tools such as pricing and account history queries, retirement planning, and investment profiling tools, and allows on-line prospectus access. Moreover, shareholders of One Group have access to weekly-recorded economic updates, as well as updates on the equity and fixed income markets through a state of the art voice response unit ("VRU").

     9. Expanded Product Offering. Through exchange privileges, current Pegasus shareholders (other than those shareholders owning shares of an institutional money market fund) will be able to exchange the One Group shares they receive in the Reorganization for any of the 49 funds (excluding the 7 institutional money market funds) which will be offered by One Group to the general public after the Reorganization. Institutional money market fund shareholders may exchange their new One Group shares for any of the 7 institutional money market funds offered by One Group. Investors in One Group will enjoy a wide variety of investment options and strategies, ranging from various equity styles and state specific municipal bond funds, to taxable and tax-advantaged bond funds and funds-of-funds.

     10. Strong Back Office. OGSC provides a strong back office infrastructure for One Group, including fund administration and fund accounting services. A wholly-owned subsidiary of BISYS Fund Services, OGSC leverages the extensive knowledge and experience of BISYS, yet is dedicated to The One Group.

     11. Availability of Class C Shares. Unlike Pegasus, the One Group offers Class C Shares. Class C shareholders pay a "level load." This means that Class C shareholders do not pay a front end sales charge and, if they hold their shares for more than one year, they do not pay a contingent deferred sales load. However, shareholders do pay a 12b-1 fees for as long as they hold the Class C shares.

     12. Benefits to Other Persons, Especially BOIA and Its Affiliates. The Trustees considered the potential benefits of the Reorganization to other persons, especially BOIA and its affiliates.

     CAPITALIZATION. As proposed, the sixteen Reorganizing Pegasus Portfolios would be reorganized into the sixteen corresponding Existing One Group Funds. The following table sets forth as of June 30, 1998, (1) the capitalization of each of the Reorganizing Pegasus Portfolios, (2) the capitalization of each of the corresponding Existing One Group Funds, and (3) the pro forma capitalization of each of the Existing One Group Funds as adjusted to give effect to the Reorganization of the Reorganizing Pegasus Portfolios. The following table also sets forth as of June 30, 1998, the capitalization of each of the Continuing Pegasus Portfolios and the pro forma capitalization of each of the New One Group Funds. The capitalization of each Reorganizing Pegasus Portfolio and Existing One Group Fund is likely to be different at the effective time of the Reorganizing Pegasus Portfolios Transaction as a result of daily share purchase and redemption activity in the respective Portfolios and Funds, as well as the effects of the other ongoing operations of the respective Portfolios and Funds prior to the effective time of the Reorganizing Pegasus Portfolios Transaction.

                                            PEGASUS                  ONE GROUP(R) PRIME            PRO FORMA
                                       MONEY MARKET FUND             MONEY MARKET FUND              COMBINED
                                       -----------------             ------------------          --------------
Total Net Assets.................        $2,708,552,219                $3,223,901,238            $5,932,453,457
  Class A Shares.................        $1,167,246,199                $  605,291,334            $1,772,537,533
  Class B Shares.................        $    1,180,010                $    1,912,430            $    3,092,440
  Class I Shares.................        $1,540,126,010                $2,616,697,474            $4,156,823,484
Shares Outstanding...............         2,708,549,425                 3,223,806,869             5,932,356,294
  Class A Shares.................         1,167,243,404                   605,275,293             1,772,518,697
  Class B Shares.................             1,180,010                     1,911,896                 3,091,906
  Class I Shares.................         1,540,126,011                 2,616,619,680             4,156,745,691
Net Asset Value Per Share
  Class A Shares.................                 $1.00                         $1.00                     $1.00
  Class B Shares.................                 $1.00                         $1.00                     $1.00
  Class I Shares.................                 $1.00                         $1.00                     $1.00

                                                                        ONE GROUP(R)
                                        PEGASUS TREASURY          U.S. TREASURY SECURITIES         PRO FORMA
                                       MONEY MARKET FUND             MONEY MARKET FUND              COMBINED
                                       -----------------          ------------------------       --------------
Total Net Assets.................        $1,062,585,850                $3,887,139,739            $4,949,725,589
  Class A Shares.................        $  219,101,494                $  861,349,389            $1,080,450,883
  Class B Shares.................                   N/A                $      181,171            $      181,171
  Class C Shares.................                   N/A                $        1,162            $        1,162
  Class I Shares.................        $  843,484,356                $3,025,608,017            $3,869,092,373
Shares Outstanding...............         1,062,602,578                 3,886,904,029             4,949,506,607
  Class A Shares.................           219,118,222                   861,312,823             1,080,431,045
  Class B Shares.................                   N/A                       181,172                   181,172
  Class C Shares.................                   N/A                         1,162                     1,162
  Class I Shares.................           843,484,356                 3,025,408,872             3,868,893,228
Net Asset Value Per Share
  Class A Shares.................                 $1.00                         $1.00                     $1.00
  Class B Shares.................                   N/A                         $1.00                     $1.00
  Class C Shares.................                   N/A                         $1.00                     $1.00
  Class I Shares.................                 $1.00                         $1.00                     $1.00

                                       PEGASUS MUNICIPAL           ONE GROUP(R) MUNICIPAL          PRO FORMA
                                       MONEY MARKET FUND             MONEY MARKET FUND              COMBINED
                                       -----------------           ----------------------        --------------
Total Net Assets.................        $  764,664,703                $  602,935,643            $1,367,600,346
  Class A Shares.................        $  209,296,247                $  104,808,547            $  314,104,794
  Class I Shares.................        $  555,368,456                $  498,127,096            $1,053,495,552
Shares Outstanding...............           764,720,453                   603,066,850             1,367,787,303
  Class A Shares.................           209,350,372                   104,821,450               314,171,822
  Class I Shares.................           555,370,081                   498,245,400             1,053,615,481
Net Asset Value Per Share
  Class A Shares.................                 $1.00                         $1.00                     $1.00
  Class I Shares.................                 $1.00                         $1.00                     $1.00

                                            PEGASUS
                                         MANAGED ASSETS                 ONE GROUP(R)               PRO FORMA
                                       CONSERVATIVE FUND           INVESTOR BALANCED FUND           COMBINED
                                       -----------------           ----------------------        --------------
Total Net Assets.................        $  134,985,917                $  203,277,567            $  338,231,988
  Class A Shares.................        $  100,507,996                $   32,604,462            $  133,112,458
  Class B Shares.................        $   22,223,117                    70,462,733            $   92,685,850
  Class C Shares.................                   N/A                $    6,652,937            $    6,652,937
  Class I Shares.................        $   12,254,804                $   93,557,435            $  105,780,743
Shares Outstanding...............             9,147,504                    17,207,740                28,618,891
  Class A Shares.................             6,814,414                     2,755,243                11,251,270
  Class B Shares.................             1,505,363                     5,962,388                 7,842,516
  Class C Shares.................                   N/A                       565,081                   565,081
  Class I Shares.................               827,727                     7,925,028                 8,960,024
Net Asset Value Per Share
  Class A Shares.................                $14.75                        $11.83                    $11.83
  Class B Shares.................                $14.76                        $11.82                    $11.82
  Class C Shares.................                   N/A                        $11.77                    $11.77
  Class I Shares.................                $14.81                        $11.81                    $11.81

                                            PEGASUS                     ONE GROUP(R)
                                         MANAGED ASSETS              INVESTOR GROWTH &             PRO FORMA
                                         BALANCED FUND                  INCOME FUND                 COMBINED
                                     ----------------------          -----------------           --------------
Total Net Assets.................        $  277,228,675                $  229,830,622            $  507,054,440
  Class A Shares.................        $  169,028,463                $   39,873,760            $  208,902,223
  Class B Shares.................        $   15,874,569                $   85,467,873            $  101,342,442
  Class C Shares.................                   N/A                $    6,428,710            $    6,428,710
  Class I Shares.................        $   92,325,643                $   98,060,279            $  190,381,065
Shares Outstanding...............            23,320,248                    18,219,060                40,139,308
  Class A Shares.................            14,298,714                     3,142,422                16,462,238
  Class B Shares.................             1,198,186                     6,761,003                 8,016,902
  Class C Shares.................                   N/A                       512,841                   512,841
  Class I Shares.................             7,823,748                     7,802,794                15,147,327
Net Asset Value Per Share
  Class A Shares.................                $11.82                        $12.69                    $12.69
  Class B Shares.................                $13.25                        $12.64                    $12.64
  Class C Shares.................                   N/A                        $12.54                    $12.54
  Class I Shares.................                $11.80                        $12.57                    $12.57

                                            PEGASUS
                                         MANAGED ASSETS                 ONE GROUP(R)               PRO FORMA
                                          GROWTH FUND               INVESTOR GROWTH FUND            COMBINED
                                     ----------------------         --------------------         --------------
Total Net Assets.................        $   21,899,958                $  220,699,449            $  242,599,407
  Class A Shares.................        $    9,404,036                $   55,056,896            $   64,460,932
  Class B Shares.................        $   10,912,932                $   70,514,733            $   81,427,665
  Class C Shares.................                   N/A                $    8,772,688            $    8,772,688
  Class I Shares.................        $    1,582,990                $   86,355,132            $   87,938,122
Shares Outstanding...............             1,847,635                    16,475,898                18,109,765
  Class A Shares.................               787,670                     4,131,090                 4,836,569
  Class B Shares.................               928,030                     5,236,548                 6,046,714
  Class C Shares.................                   N/A                       657,648                   657,648
  Class I Shares.................               131,935                     6,450,612                 6,568,834
Net Asset Value Per Share
  Class A Shares.................                $11.94                        $13.33                    $13.33
  Class B Shares.................                $11.76                        $13.47                    $13.47
  Class C Shares.................                   N/A                        $13.34                    $13.34
  Class I Shares.................                $12.00                        $13.39                    $13.39

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                       EQUITY INCOME FUND            INCOME EQUITY FUND             COMBINED
                                       ------------------            ------------------          --------------
Total Net Assets.................        $  328,320,624                $  976,168,311            $1,304,466,364
  Class A Shares.................        $   13,397,091                $  117,682,024            $  131,079,115
  Class B Shares.................        $    3,637,767                $  165,813,214            $  169,450,981
  Class C Shares.................                   N/A                $      795,480            $      795,480
  Class I Shares.................        $  311,285,766                $  691,877,593            $1,003,140,788
Shares Outstanding...............            26,402,536                    40,556,276                54,196,212
  Class A Shares.................             1,074,534                     4,894,497                 5,451,780
  Class B Shares.................               291,641                     6,886,250                 7,037,320
  Class C Shares.................                   N/A                        33,035                    33,035
  Class I Shares.................            25,036,361                    28,742,494                41,674,077
Net Asset Value Per Share
  Class A Shares.................                $12.47                        $24.04                    $24.04
  Class B Shares.................                $12.47                        $24.08                    $24.08
  Class C Shares.................                   N/A                        $24.08                    $24.08
  Class I Shares.................                $12.43                        $24.07                    $24.07

                                                                        ONE GROUP(R)
                                            PEGASUS                    LARGE COMPANY               PRO FORMA
                                          GROWTH FUND                   GROWTH FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  847,715,182                $1,990,628,224            $2,838,316,707
  Class A Shares.................        $  109,752,170                $  199,051,299            $  308,803,469
  Class B Shares.................        $    4,353,084                $  280,563,764            $  284,916,848
  Class C Shares.................                   N/A                $      491,859            $      491,859
  Class I Shares.................        $  733,609,928                 1,510,521,302            $2,244,104,531
Shares Outstanding...............            49,937,827                    87,419,506               124,619,585
  Class A Shares.................             6,471,853                     8,533,858                13,240,212
  Class B Shares.................               261,575                    12,341,219                12,532,732
  Class C Shares.................                   N/A                        21,792                    21,792
  Class I Shares.................            43,204,399                    66,522,637                98,824,849
Net Asset Value Per Share
  Class A Shares.................                $16.96                        $23.32                    $23.32
  Class B Shares.................                $16.64                        $22.73                    $22.73
  Class C Shares.................                   N/A                        $22.57                    $22.57
  Class I Shares.................                $16.98                        $22.71                    $22.71

                                            PEGASUS                     ONE GROUP(R)
                                           INTRINSIC                    DISCIPLINED                PRO FORMA
                                           VALUE FUND                    VALUE FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  683,010,616                $  694,209,090            $1,377,219,706
  Class A Shares.................        $  132,278,364                $   29,442,860            $  161,721,224
  Class B Shares.................        $    5,341,678                $   30,094,907            $   35,436,585
  Class I Shares.................        $  545,390,574                $  634,671,323            $1,180,061,897
Shares Outstanding...............            42,744,414                    41,084,545                81,486,443
  Class A Shares.................             8,254,937                     1,738,826                 9,552,078
  Class B Shares.................               469,782                     1,785,585                 2,102,599
  Class I Shares.................            34,019,695                    37,560,134                69,831,766
Net Asset Value Per Share
  Class A Shares.................                $16.02                        $16.93                    $16.93
  Class B Shares.................                $11.37                        $16.85                    $16.85
  Class I Shares.................                $16.03                        $16.90                    $16.90

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                     GROWTH AND VALUE FUND           VALUE GROWTH FUND              COMBINED
                                     ---------------------           -----------------           --------------
Total Net Assets.................        $1,227,370,787                $  737,575,048            $1,964,945,835
  Class A Shares.................        $  264,449,804                $   80,500,100            $  344,949,904
  Class B Shares.................        $    9,612,670                $   25,501,072            $   35,113,742
  Class C Shares.................                   N/A                $    1,234,273            $    1,234,273
  Class I Shares.................        $  953,308,313                $  630,339,603            $1,583,647,916
Shares Outstanding...............            72,759,641                    54,603,610               145,473,009
  Class A Shares.................            15,604,881                     5,963,678                25,552,552
  Class B Shares.................               938,778                     1,902,425                 2,619,788
  Class C Shares.................                   N/A                        91,611                    91,611
  Class I Shares.................            56,215,982                    46,645,896               117,209,058
Net Asset Value Per Share
  Class A Shares.................                $16.95                        $13.50                    $13.50
  Class B Shares.................                $10.24                        $13.40                    $13.40
  Class C Shares.................                   N/A                        $13.47                    $13.47
  Class I Shares.................                $16.96                        $13.51                    $13.51

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                       EQUITY INDEX FUND             EQUITY INDEX FUND              COMBINED
                                       -----------------             -----------------             ---------
Total Net Assets.................        $  981,290,293                $1,244,778,050            $2,226,068,343
  Class A Shares.................        $  281,046,761                $  218,517,419            $  499,564,180
  Class B Shares.................        $    2,821,942                $  351,624,116            $  354,446,058
  Class C Shares.................                   N/A                $    3,214,236            $    3,214,236
  Class I Shares.................        $  697,421,590                $  671,422,279            $1,368,843,869
Shares Outstanding...............            39,629,988                    45,844,648                81,978,556
  Class A Shares.................            11,332,956                     8,048,525                18,400,155
  Class B Shares.................               188,271                    12,959,252                13,063,268
  Class C Shares.................                   N/A                       118,427                   118,427
  Class I Shares.................            28,108,761                    24,718,444                50,396,706
Net Asset Value Per Share
  Class A Shares.................                $24.80                        $27.15                    $27.15
  Class B Shares.................                $14.99                        $27.13                    $27.13
  Class C Shares.................                   N/A                        $27.14                    $27.14
  Class I Shares.................                $24.81                        $27.16                    $27.16

                                            PEGASUS                     ONE GROUP(R)
                                          INTERMEDIATE                  INTERMEDIATE               PRO FORMA
                                           BOND FUND                     BOND FUND                  COMBINED
                                          ------------                  ------------               ---------
Total Net Assets.................        $  593,679,600                $  746,159,292            $1,339,838,892
  Class A Shares.................        $   86,340,805                $   44,566,620            $  130,907,425
  Class B Shares.................        $      728,387                $   19,924,343            $   20,652,730
  Class C Shares.................                   N/A                $      868,686            $      868,686
  Class I Shares.................        $  506,610,408                $  680,799,643            $1,187,410,051
Shares Outstanding...............            56,515,680                    73,742,862               127,533,898
  Class A Shares.................             8,222,132                     4,392,082                12,466,572
  Class B Shares.................                69,980                     1,969,711                 1,983,942
  Class C Shares.................                   N/A                        85,636                    83,447
  Class I Shares.................            48,223,568                    67,295,433               112,999,937
Net Asset Value Per Share
  Class A Shares.................                $10.50                        $10.15                    $10.50
  Class B Shares.................                $10.41                        $10.12                    $10.41
  Class C Shares.................                   N/A                        $10.14                    $10.41
  Class I Shares.................                $10.51                        $10.12                    $10.51

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                        SHORT BOND FUND           LIMITED VOLATILITY FUND           COMBINED
                                        ---------------           -----------------------          ---------
Total Net Assets.................        $  259,058,041                $  613,102,190            $  872,151,629
  Class A Shares.................        $   14,082,561                $   15,582,402            $   29,664,963
  Class B Shares.................        $      273,648                $    4,851,117            $    5,124,765
  Class I Shares.................        $  244,701,832                $  592,668,671            $  837,361,901
Shares Outstanding...............            25,534,348                    58,347,823                82,996,852
  Class A Shares.................             1,387,147                     1,484,029                 2,825,225
  Class B Shares.................                27,205                       458,824                   484,713
  Class I Shares.................            24,119,996                    56,404,970                79,686,914
Net Asset Value Per Share
  Class A Shares.................                $10.15                        $10.50                    $10.50
  Class B Shares.................                $10.06                        $10.57                    $10.57
  Class I Shares.................                $10.15                        $10.51                    $10.51

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                     MULTI-SECTOR BOND FUND           INCOME BOND FUND              COMBINED
                                     ----------------------           ----------------           --------------
Total Net Assets.................        $  131,260,895                $  928,511,932            $1,059,757,735
  Class A Shares.................        $   12,159,376                $   14,737,824            $   26,897,200
  Class B Shares.................        $      603,757                $   15,511,055            $   16,114,812
  Class I Shares.................        $  118,497,762                $  898,263,053            $1,016,745,723
Shares Outstanding...............            16,221,028                    97,587,753               130,984,875
  Class A Shares.................             1,503,596                     1,549,876                 3,325,329
  Class B Shares.................                74,393                     1,617,401                 1,984,621
  Class I Shares.................            14,643,039                    94,420,476               125,674,925
Net Asset Value Per Share
  Class A Shares.................                 $8.09                         $9.51                     $8.09
  Class B Shares.................                 $8.12                         $9.59                     $8.12
  Class I Shares.................                 $8.09                         $9.51                     $8.09

                                            PEGASUS                     ONE GROUP(R)               PRO FORMA
                                      HIGH YIELD BOND FUND         HIGH YIELD BOND FUND*            COMBINED
                                      --------------------         ---------------------         --------------
Total Net Assets.................        $   68,442,132                           N/A            $   68,442,132
  Class A Shares.................        $    1,574,353                           N/A            $    1,574,353
  Class B Shares.................        $      234,824                           N/A            $      234,824
  Class I Shares.................        $   66,632,955                           N/A            $   66,632,955
Shares Outstanding...............             6,642,830                           N/A                 6,642,830
  Class A Shares.................               153,979                           N/A                   153,979
  Class B Shares.................                22,931                           N/A                    22,931
  Class I Shares.................             6,465,920                           N/A                 6,465,920
Net Asset Value Per Share
  Class A Shares.................                $10.22                           N/A                    $10.22
  Class B Shares.................                $10.24                           N/A                    $10.24
  Class I Shares.................                $10.31                           N/A                    $10.31

---------------

* The One Group High Yield Bond Fund commenced investment operations on November 12, 1998.

                                            PEGASUS                     ONE GROUP(R)
                                     INTERMEDIATE MUNICIPAL        INTERMEDIATE TAX-FREE           PRO FORMA
                                           BOND FUND                     BOND FUND                  COMBINED
                                     ----------------------        ---------------------         --------------
Total Net Assets.................        $  454,779,406                $  513,859,726            $  968,622,640
  Class A Shares.................        $   20,176,884                $   14,515,087            $   34,691,971
  Class B Shares.................        $      800,830                $    5,658,736            $    6,459,566
  Class I Shares.................        $  433,801,692                $  493,685,903            $  927,471,103
Shares Outstanding...............            36,966,397                    46,100,591                86,888,062
  Class A Shares.................             1,640,534                     1,303,116                 3,114,326
  Class B Shares.................                65,162                       507,110                   578,869
  Class I Shares.................        $   35,260,701                    44,290,365                83,194,867
Net Asset Value Per Share
  Class A Shares.................                $12.30                        $11.14                    $11.14
  Class B Shares.................                $12.29                        $11.16                    $11.16
  Class I Shares.................                $12.30                        $11.15                    $11.15

                                        PEGASUS MICHIGAN           ONE GROUP(R) MICHIGAN
                                        MUNICIPAL MONEY               MUNICIPAL MONEY              PRO FORMA
                                          MARKET FUND                   MARKET FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  107,749,167                           N/A            $  107,749,167
  Class A Shares.................        $   37,229,831                           N/A            $   37,229,831
  Class I Shares.................        $   70,519,336                           N/A            $   70,519,336
Shares Outstanding...............           107,750,154                           N/A               107,750,154
  Class A Shares.................            37,230,395                           N/A                37,230,395
  Class I Shares.................            70,519,759                           N/A                70,519,759
Net Assets Value Per Share
  Class A Shares.................                 $1.00                           N/A                     $1.00
  Class I Shares.................                 $1.00                           N/A                     $1.00

                                                                     ONE GROUP(R) CASH
                                          PEGASUS CASH                MANAGEMENT MONEY             PRO FORMA
                                        MANAGEMENT FUND                 MARKET FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $2,117,354,253                           N/A            $2,117,354,253
  Class I Shares.................        $  928,341,028                           N/A            $  928,341,028
  Class S Shares.................        $1,189,013,225                           N/A            $1,189,013,225
Shares Outstanding...............         2,117,556,151                           N/A             2,117,556,151
  Class I Shares.................           928,500,029                           N/A               928,500,029
  Class S Shares.................         1,189,056,122                           N/A             1,189,056,122
Net Assets Value Per Share
  Class I Shares.................                 $1.00                           N/A                     $1.00
  Class S Shares.................                 $1.00                           N/A                     $1.00

                                        PEGASUS TREASURY           ONE GROUP(R) TREASURY
                                        CASH MANAGEMENT               CASH MANAGEMENT              PRO FORMA
                                              FUND                   MONEY MARKET FUND              COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  309,992,426                           N/A            $  309,992,426
  Class I Shares.................        $   22,868,856                           N/A            $   22,868,856
  Class S Shares.................        $  287,123,570                           N/A            $  287,123,570
Shares Outstanding...............           309,992,426                           N/A               309,992,426
  Class I Shares.................            22,868,856                           N/A                22,868,856
  Class S Shares.................           287,123,570                           N/A               287,123,570
Net Assets Value Per Share
  Class I Shares.................                 $1.00                           N/A                     $1.00
  Class S Shares.................                 $1.00                           N/A                     $1.00

                                                                   ONE GROUP(R) TREASURY
                                        PEGASUS TREASURY                 PRIME CASH
                                           PRIME CASH                    MANAGEMENT                PRO FORMA
                                        MANAGEMENT FUND              MONEY MARKET FUND              COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  443,090,087                           N/A            $  443,090,087
  Class I Shares.................        $   92,324,603                           N/A            $   92,324,603
  Class S Shares.................        $  350,765,484                           N/A            $  350,765,484
Shares Outstanding...............           443,080,975                           N/A               443,080,975
  Class I Shares.................            92,323,956                           N/A                92,323,956
  Class S Shares.................           350,757,019                           N/A               350,757,019
Net Assets Value Per Share
  Class I Shares.................                 $1.00                           N/A                     $1.00
  Class S Shares.................                 $1.00                           N/A                     $1.00

                                                                     ONE GROUP(R) U.S.
                                          PEGASUS U.S.                   GOVERNMENT
                                           GOVERNMENT                 SECURITIES CASH
                                        SECURITIES CASH                  MANAGEMENT                PRO FORMA
                                        MANAGEMENT FUND              MONEY MARKET FUND              COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $1,257,778,347                           N/A            $1,257,778,347
  Class I Shares.................        $  810,685,995                           N/A            $  810,685,995
  Class S Shares.................        $  447,092,352                           N/A            $  447,092,352
Shares Outstanding...............         1,258,285,310                           N/A             1,258,285,310
  Class I Shares.................           811,092,142                           N/A               811,092,142
  Class S Shares.................           447,193,168                           N/A               447,193,168
Net Assets Value Per Share
  Class I Shares.................                 $1.00                           N/A                     $1.00
  Class S Shares.................                 $1.00                           N/A                     $1.00

                                       PEGASUS MUNICIPAL           ONE GROUP(R) MUNICIPAL
                                        CASH MANAGEMENT               CASH MANAGEMENT              PRO FORMA
                                              FUND                   MONEY MARKET FUND              COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  420,500,355                           N/A            $  420,500,355
  Class I Shares.................        $  352,314,800                           N/A            $  352,314,800
  Class S Shares.................        $   68,185,555                           N/A            $   68,185,555
Shares Outstanding...............           420,500,355                           N/A               420,500,355
  Class I Shares.................           352,314,800                           N/A               352,314,800
  Class S Shares.................            68,185,555                           N/A                68,185,555
Net Assets Value Per Share
  Class I Shares.................                 $1.00                           N/A                     $1.00
  Class S Shares.................                 $1.00                           N/A                     $1.00

                                     PEGASUS INTERNATIONAL        ONE GROUP(R) DIVERSIFIED         PRO FORMA
                                          EQUITY FUND                INTERNATIONAL FUND             COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  599,026,639                           N/A            $  599,026,639
  Class A Shares.................        $   43,279,818                           N/A            $   43,279,818
  Class B Shares.................        $    2,455,836                           N/A            $    2,455,836
  Class I Shares.................        $  553,870,240                           N/A            $  553,870,240
Shares Outstanding...............            43,832,810                           N/A                43,832,810
  Class A Shares.................             3,173,445                           N/A                 3,173,445
  Class B Shares.................               191,940                           N/A                   191,940
  Class I Shares.................            40,467,425                           N/A                40,467,425
Net Assets Value Per Share
  Class A Shares.................                $13.64                           N/A                    $13.64
  Class B Shares.................                $12.79                           N/A                    $12.79
  Class I Shares.................                $13.67                           N/A                    $13.67

                                          PEGASUS BOND                  ONE GROUP(R)               PRO FORMA
                                              FUND                       BOND FUND                  COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $1,448,676,385                           N/A            $1,448,676,385
  Class A Shares.................        $  238,038,439                           N/A            $  238,038,439
  Class B Shares.................        $    6,097,242                           N/A            $    6,097,242
  Class I Shares.................        $1,204,540,704                           N/A            $1,204,540,704
Shares Outstanding...............           135,765,947                           N/A               135,765,947
  Class A Shares.................            22,312,932                           N/A                22,312,932
  Class B Shares.................               571,538                           N/A                   571,538
  Class I Shares.................           112,881,477                           N/A               112,881,477
Net Assets Value Per Share
  Class A Shares.................                $10.67                           N/A                    $10.67
  Class B Shares.................                $10.67                           N/A                    $10.67
  Class I Shares.................                $10.67                           N/A                    $10.67

                                       PEGASUS MUNICIPAL           ONE GROUP(R) TAX FREE           PRO FORMA
                                           BOND FUND                     BOND FUND                  COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  444,879,451                           N/A            $  444,879,451
  Class A Shares.................        $   40,156,768                           N/A            $   40,156,768
  Class B Shares.................        $    1,757,634                           N/A            $    1,757,634
  Class I Shares.................        $  402,965,049                           N/A            $  402,965,049
Shares Outstanding...............            34,631,030                           N/A                34,631,030
  Class A Shares.................             3,124,215                           N/A                 3,124,215
  Class B Shares.................               136,862                           N/A                   136,862
  Class I Shares.................            31,369,953                           N/A                31,369,953
Net Assets Value Per Share
  Class A Shares.................                $12.85                           N/A                    $12.85
  Class B Shares.................                $12.84                           N/A                    $12.84
  Class I Shares.................                $12.85                           N/A                    $12.85

                                         PEGASUS SHORT               ONE GROUP(R) SHORT
                                           MUNICIPAL                        TERM                   PRO FORMA
                                           BOND FUND                MUNICIPAL BOND FUND             COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $   10,696,373                           N/A            $   10,696,373
  Class A Shares.................        $       72,967                           N/A            $       72,967
  Class B Shares.................        $          100                           N/A            $          100
  Class I Shares.................        $   10,623,306                           N/A            $   10,623,306
Shares Outstanding...............             1,060,460                           N/A                 1,060,460
  Class A Shares.................                 7,245                           N/A                     7,245
  Class B Shares.................                    10                           N/A                        10
  Class I Shares.................             1,053,205                           N/A                 1,053,205
Net Assets Value Per Share
  Class A Shares.................                $10.07                           N/A                    $10.07
  Class B Shares.................                $10.00                           N/A                    $10.00
  Class I Shares.................                $10.09                           N/A                    $10.09

                                        PEGASUS MICHIGAN           ONE GROUP(R) MICHIGAN           PRO FORMA
                                      MUNICIPAL BOND FUND           MUNICIPAL BOND FUND             COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  100,063,233                           N/A            $  100,063,233
  Class A Shares.................        $   18,692,737                           N/A            $   18,692,737
  Class B Shares.................        $    1,436,391                           N/A            $    1,436,391
  Class I Shares.................        $   79,934,105                           N/A            $   79,934,105
Shares Outstanding...............             9,140,591                           N/A                 9,140,591
  Class A Shares.................             1,706,520                           N/A                 1,706,520
  Class B Shares.................               135,407                           N/A                   135,407
  Class I Shares.................             7,298,664                           N/A                 7,298,664
Net Assets Value Per Share
  Class A Shares.................                $10.95                           N/A                    $10.95
  Class B Shares.................                $10.61                           N/A                    $10.61
  Class I Shares.................                $10.95                           N/A                    $10.95

                                        PEGASUS MID-CAP           ONE GROUP(R) DIVERSIFIED         PRO FORMA
                                        OPPORTUNITY FUND                MID CAP FUND                COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $1,145,956,419                           N/A            $1,145,956,419
  Class A Shares.................        $  296,264,467                           N/A            $  296,264,467
  Class B Shares.................        $    6,632,015                           N/A            $    6,632,015
  Class I Shares.................        $  843,059,937                           N/A            $  843,059,937
Shares Outstanding...............            54,537,323                           N/A                54,537,323
  Class A Shares.................            14,048,016                           N/A                14,048,016
  Class B Shares.................               662,182                           N/A                   662,182
  Class I Shares.................            39,827,125                           N/A                39,827,125
Net Assets Value Per Share
  Class A Shares.................                $21.09                           N/A                    $21.09
  Class B Shares.................                $10.02                           N/A                    $10.02
  Class I Shares.................                $21.17                           N/A                    $21.17

                                       PEGASUS SMALL-CAP           ONE GROUP(R) SMALL CAP          PRO FORMA
                                        OPPORTUNITY FUND                 VALUE FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $  327,614,361                           N/A            $  327,614,361
  Class A Shares.................        $   33,523,431                           N/A            $   33,523,431
  Class B Shares.................        $    3,843,342                           N/A            $    3,843,342
  Class I Shares.................        $  290,247,588                           N/A            $  290,247,588
Shares Outstanding...............            19,409,424                           N/A                19,409,424
  Class A Shares.................             2,008,892                           N/A                 2,008,892
  Class B Shares.................               235,473                           N/A                   235,473
  Class I Shares.................            17,165,059                           N/A                17,165,059
Net Assets Value Per Share
  Class A Shares.................                $16.69                           N/A                    $16.69
  Class B Shares.................                $16.32                           N/A                    $16.32
  Class I Shares.................                $16.91                           N/A                    $16.91

                                         PEGASUS MARKET            ONE GROUP(R) SMALL CAP          PRO FORMA
                                     EXPANSION INDEX FUND*               INDEX FUND                 COMBINED
                                     ----------------------       ------------------------       --------------
Total Net Assets.................        $   27,514,159                           N/A            $   27,514,159
  Class A Shares.................        $       30,460                           N/A            $       30,460
  Class B Shares.................        $          219                           N/A            $          219
  Class I Shares.................        $   27,483,480                           N/A            $   27,483,480
Shares Outstanding...............             2,615,460                           N/A                 2,615,460
  Class A Shares.................                 2,894                           N/A                     2,894
  Class B Shares.................                    21                           N/A                        21
  Class I Shares.................             2,612,545                           N/A                 2,612,545
Net Assets Value Per Share
  Class A Shares.................                $10.53                           N/A                    $10.53
  Class B Shares.................                $10.49                           N/A                    $10.49
  Class I Shares.................                $10.52                           N/A                    $10.52

---------------

* Fund commenced operations on July 29, 1998. Data provided for this fund is as of December 31, 1998.

     FEDERAL INCOME TAX CONSEQUENCES. With respect to each Pegasus Portfolio that is not a money market fund, consummation of the Reorganization is subject to the condition that Pegasus and One Group receive an opinion from Ropes & Gray, in form reasonably satisfactory to both Pegasus and One Group and dated as of the Exchange Date, to the effect that for federal income tax purposes: (i) no gain or loss will be recognized by the Pegasus Portfolio upon transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Pegasus Portfolio;
(ii) no gain or loss will
be recognized by the shareholders of the Pegasus Portfolio upon the exchange of their shares for Shares; (iii) the basis of the Shares a Pegasus shareholder receives in connection with the transaction will be the same as the basis of his or her Pegasus Portfolio shares exchanged therefor; (iv) a Pegasus shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Pegasus Portfolio shares exchanged therefor, provided that he or she held such Pegasus Portfolio shares as capital assets;
(v) no gain or loss will be recognized by the corresponding One Group Fund upon the receipt of the assets of the corresponding Pegasus Portfolio in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Pegasus Portfolio; (vi) the basis in the hands of the corresponding One Group Fund of the assets of the corresponding Pegasus Portfolio transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding Pegasus Portfolio immediately prior to the transfer; and (vii) the holding periods of the assets of the Pegasus Portfolio in the hands of the corresponding One Group Fund will include the periods for which such assets were held by the Pegasus Portfolio. Receipt of such an opinion with respect to any Pegasus Portfolio that is a money market fund is not a condition to the Reorganization. In any event, however, no material amount of taxable gain or loss will be recognized by any money market fund or money market fund shareholders by reason of the Reorganization.

     Pegasus and One Group have not sought a tax ruling from the Internal Revenue Service ("IRS"), but are acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

     Shareholders should note that each One Group Fund may, to the extent permitted by law and consistent with the opinion to be issued by Ropes & Gray discussed above, dispose of some of the securities acquired by it in connection with the transaction. Disposition of securities may have tax consequences to shareholders. In addition, immediately prior to the transaction, each Pegasus Portfolio will declare and distribute a dividend which will have the effect of distributing to Pegasus shareholders all of the Pegasus Portfolio's investment company taxable income and net realized capital gains. To the extent that a Pegasus Portfolio's investments are restructured prior to the Reorganization, the Pegasus Portfolio may realize a greater amount of net capital gains which would then need to be distributed to Pegasus shareholders. These distributions may have tax consequences to Pegasus shareholders. The ability of either entity to dispose of assets in connection with the Reorganization is limited by federal tax requirements. For additional information, see "Information Relating to the Proposed Reorganization -- Federal Income Tax Consequences."

BOARD COMPOSITION

     Listed below are the current members of the Board of Trustees of One Group. Following the Reorganization, three members of the current Board of Trustees of Pegasus will be invited to join the One Group Board of Trustees. One Group will hold a shareholders meeting to elect these new Trustees. Pegasus will pay a retirement benefit of $60,000 to each of its Trustees who does not become a One Group Trustee, in recognition of the Trustee's services to Pegasus. These amounts, together with certain other expenses of the Reorganization, will be reimbursed by BOIA or an affiliate.

                                   POSITION(S) HELD             PRINCIPAL OCCUPATION
    NAME AND ADDRESS        AGE     WITH THE TRUST             DURING THE PAST 5 YEARS
    ----------------        ---    ----------------            -----------------------
Peter C. Marshall           56         Trustee         From November, 1993 to present,
DCI Marketing, Inc.                                    President, DCI Marketing, Inc.; from
2727 W. Good Hope Road                                 August, 1992 to November, 1993, Vice
Milwaukee, WI 53209                                    President-Finance and Treasurer DCI
                                                       Marketing, Inc.
Charles I. Post             70         Trustee         From July, 1986 to present, consultant
7615 4th Avenue West
Bradenton, FL 34209

Frederick W. Ruebeck        58         Trustee         From June, 1988 to present, Director of
Eli Lilly & Company                                    Investments, Eli Lilly and Company
Lilly Corporate Center
307 East McCarty
Indianapolis, IN 46285

Robert A. Oden, Jr.         51         Trustee         From 1995 to present, President, Kenyon
Office of the President                                College; from 1989 to 1995, Headmaster,
Ransom Hall                                            The Hotchkiss School
Kenyon College
Gambier, OH 43022

John F. Finn                51         Trustee         From 1975 to present, President of
President                                              Gardner, Inc.
Gardner, Inc.
1150 Chesapeake Avenue
Columbus, Ohio 43212

                      COMPARISON OF PEGASUS AND ONE GROUP

     INVESTMENT OBJECTIVES AND POLICIES. The investment objectives, policies and restrictions of the Pegasus Portfolios are, in general, similar to those of their corresponding One Group Funds. There are, however, certain differences. For example, the percentage of assets allocated to the various Underlying Funds varies for the three Pegasus Managed Assets Funds and the three One Group Investor Funds; and the Intermediate Municipal Bond Fund and the International Equity Fund of Pegasus are "non-diversified" funds, but the corresponding One Group Funds are diversified. Diversification reduces the risk that a fund's investments will be affected by a single issuer.

     The Bond Funds have certain differences. The Pegasus Multi Sector Bond Fund may invest in investment grade debt securities only, but the corresponding One Group(R) Income Bond Fund may invest up to 30% of its assets in securities rated below investment grade (also known as junk bonds). Investments in securities rated below investment grade are high risk investments subject to greater risk of loss, valuation difficulties, interest rate sensitivity, low liquidity and changes in credit quality. The One Group(R) Limited Volatility Bond Fund must invest 80% of its total assets in debt securities with short to intermediate maturities, while the Pegasus Short Bond Fund has no such limitation. The average weighted maturities of the investments of the Pegasus Short Bond, Intermediate Bond, Multi Sector Bond, Bond and High Yield Bond Funds differ from those of their corresponding One Group(R) Limited Volatility, Intermediate Bond, Income Bond and High Yield Bond Funds. Generally, these Pegasus Funds have shorter average weighted maturities. This is significant because a longer average weighted maturity will cause greater fluctuations in the value of a fund.

     The Equity Funds have differences as well. The Pegasus Small-Cap Opportunity Fund primarily invests in companies with market capitalization of $100 million to $1 billion while The One Group(R) Small Cap Value Fund invests in companies with a market capitalization of $100 million to $2 billion. The Pegasus Mid-Cap Opportunity Fund invests primarily in equity securities of companies with a market capitalization of $500 million to $3 billion. The One Group(R) Diversified Mid-Cap Fund invests primarily in equity securities of companies with a market capitalization of $500 million to $5 billion.

     For additional information, see "Overview of Pegasus and One Group" and "Principal Risk Factors" under "Summary" above and Appendix III -- Comparison of Investment Objectives and Certain Significant Policies attached to this Combined Prospectus and Proxy Statement. Further information on the investment objectives, policies and restrictions of the One Group Funds and the Pegasus Portfolios is also included in their respective Prospectuses and Statements of Additional Information, which have been incorporated herein by reference.

     EXPENSE RATIOS. The following table shows (1) the current total expense ratios of the Pegasus Portfolios, before and after fee waivers and/or expense reimbursements, based on information contained in the Pegasus Prospectuses dated April 30, 1998, (2) the current total expense ratios of the corresponding Existing One Group Funds, before and after fee waivers and/or expense reimbursements, based on information contained in the One Group Prospectuses dated November 1, 1998, and (3) the pro forma annualized total expense ratios of the combined funds, based upon the fee arrangements, before and after fee waivers and/or expense reimbursements, that will be in place upon consummation of the Reorganization. BOIA has agreed to limit the total operating expense ratios of the Existing One Group Funds following the Reorganization as set forth under the column "Pro Forma Total Operating Expenses" in the following Table until at least August 1999. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March 2000 so that the rate of total operating expenses actually paid will at least equal the rate currently paid for total operating expense by the corresponding Continuing Pegasus Portfolios. Detailed pro forma expense information for each proposed reorganization is included in Appendix II -- Comparative Fee Tables to this Combined Prospectus/Proxy Statement.


                              TOTAL                                          TOTAL
                            OPERATING                                      OPERATING
                            EXPENSES             CORRESPONDING             EXPENSES                COMBINED
     PEGASUS FUND         BEFORE/AFTER        ONE GROUP FUND SHARE       BEFORE/AFTER          FUND SHARE CLASS
      SHARE CLASS            WAIVERS                 CLASS                  WAIVERS          POST-REORGANIZATION
-----------------------  ---------------  ----------------------------  ---------------  ----------------------------
Pegasus Money Market                      One Group(R) Prime Money                       One Group(R) Prime Money
Fund                                      Market Fund                                    Market Fund
  Class A Shares           0.77%/0.75%      Class A Shares                 0.77%/0.77%     Class A Shares
  Class B Shares           1.52%/1.50%      Class B Shares                 1.52%/1.52%     Class B Shares
  Class I Shares           0.52%/0.50%      Class I Shares                 0.52%/0.52%     Class I Shares
Pegasus Treasury Money                    One Group(R) U.S. Treasury                     One Group(R) U.S. Treasury
Market Fund                               Securities Money Market Fund                   Securities Money Market Fund
  Class A Shares           0.73%/0.73%      Class A Shares                 0.77%/0.77%     Class A Shares
  Class B Shares               N/A          Class B Shares                 1.52%/1.52%     Class B Shares
  Class I Shares           0.48%/0.48%      Class I Shares                 0.52%/0.52%     Class I Shares
Pegasus Municipal Money                   One Group(R) Municipal                         One Group(R) Municipal
Market Fund                               Money Market Fund                              Money Market Fund
  Class A Shares           0.73%/0.73%      Class A Shares                 0.80%/0.72%     Class A Shares
  Class B Shares               N/A          Class B Shares                     N/A         Class B Shares
  Class I Shares           0.48%/0.48%      Class I Shares                 0.55%/0.47%     Class I Shares
Pegasus Michigan                            One Group(R) Michigan                          One Group(R) Michigan
Municipal Money Market                    Municipal Money Market Fund                    Municipal Money Market Fund
Fund
  Class A Shares           0.76%/0.75%      Class A Shares                 0.84%/0.74%     Class A Shares
  Class B Shares               N/A          Class B Shares                     N/A         Class B Shares
  Class I Shares           0.51%/0.50%      Class I Shares                 0.59%/0.49%     Class I Shares
Pegasus Cash Management                   One Group(R) Cash Management                   One Group(R) Cash Management
Fund                                      Money Market Fund                              Money Market Fund
  Class I Shares           0.39%/0.35%      Class I Shares                 0.39%/0.34%     Class I Shares
  Class S Shares           0.64%/0.60%      Class A Shares                 0.64%/0.59%     Class A Shares
Pegasus Treasury Cash                     One Group(R) Treasury Cash                     One Group(R) Treasury Cash
Management Fund                           Management Money Market Fund                   Management Money Market Fund
  Class I Shares           0.38%/0.35%      Class I Shares                 0.38%/0.34%     Class I Shares
  Class S Shares           0.63%/0.60%      Class A Shares                 0.63%/0.59%     Class A Shares
Pegasus Treasury Prime                    One Group(R) Treasury Prime                    One Group(R) Treasury Prime
Cash Management Fund                      Cash Management Money Market                   Cash Management Money Market
                                          Fund                                           Fund
  Class I Shares           0.40%/0.35%      Class I Shares                 0.40%/0.34%     Class I Shares
  Class S Shares           0.65%/0.60%      Class A Shares                 0.65%/0.59%     Class A Shares
Pegasus U.S. Government                   One Group(R) U.S. Government                   One Group(R) U.S. Government
Securities Cash                           Securities Cash Management                     Securities Cash Management
Management Fund                           Money Market Fund                              Money Market Fund
  Class I Shares           0.37%/0.35%      Class I Shares                 0.38%/0.35%     Class I Shares
  Class S Shares           0.62%/0.60%      Class A Shares                 0.63%/0.60%     Class A Shares
Pegasus Municipal Cash                    One Group(R) Municipal Cash                    One Group(R) Municipal Cash
Management Fund                           Management Money Market Fund                   Management Money
                                                                                         Market Fund
  Class I Shares           0.38%/0.35%      Class I Shares                 0.38%/0.34%     Class I Shares
  Class S Shares           0.63%/0.60%      Class A Shares                 0.63%/0.59%     Class A Shares
Pegasus Managed Assets                    One Group(R) Investor                          One Group(R) Investor
Conservative Fund                         Balanced Fund                                  Balanced Fund
  Class A Shares           1.38%/1.25%      Class A Shares                 1.43%/1.23%     Class A Shares
  Class B Shares           2.13%/2.00%      Class B Shares                 2.08%/1.98%     Class B Shares
  Class I Shares           1.13%/1.00%      Class I Shares                 1.08%/0.98%     Class I Shares

   PRO FORMA
     TOTAL
   OPERATING
   EXPENSES
 BEFORE/AFTER
    WAIVERS
---------------


  0.82%/0.77%
  1.57%/1.52%
  0.57%/0.52%


  0.78%/0.75%
  1.53%/1.50%
  0.53%/0.50%


  0.82%/0.70%
      N/A
  0.57%/0.45%



  0.84%/0.74%
      N/A
  0.59%/0.49%


  0.39%/0.34%
  0.64%/0.59%


  0.38%/0.34%
  0.63%/0.59%



  0.40%/0.34%
  0.65%/0.59%



  0.38%/0.35%
  0.63%/0.60%



  0.38%/0.34%
  0.63%/0.59%


  1.43%/1.22%
  2.08%/1.97%
  1.08%/0.97%


                              TOTAL                                          TOTAL
                            OPERATING                                      OPERATING
                            EXPENSES             CORRESPONDING             EXPENSES                COMBINED
     PEGASUS FUND         BEFORE/AFTER        ONE GROUP FUND SHARE       BEFORE/AFTER          FUND SHARE CLASS
      SHARE CLASS            WAIVERS                 CLASS                  WAIVERS          POST-REORGANIZATION
-----------------------  ---------------  ----------------------------  ---------------  ----------------------------
Pegasus Managed Assets                    One Group(R) Investor Growth                   One Group(R) Investor Growth
Balanced Fund                             & Income Fund                                  & Income Fund
  Class A Shares           1.38%/1.25%      Class A Shares                1.46%/1.28%      Class A Shares
  Class B Shares           2.13%/2.00%      Class B Shares                2.11%/2.03%      Class B Shares
  Class I Shares           1.13%/1.00%      Class I Shares                1.11%/1.03%      Class I Shares
Pegasus Managed Assets                    One Group(R) Investor Growth                   One Group(R) Investor Growth
Growth Fund                               Fund                                           Fund
  Class A Shares           1.67%/1.25%      Class A Shares                1.47%/1.30%      Class A Shares
  Class B Shares           2.42%/2.00%      Class B Shares                2.12%/2.05%      Class B Shares
  Class I Shares           1.42%/1.00%      Class I Shares                1.12%/1.05%      Class I Shares
Pegasus Equity Income                     One Group(R) Income Equity                     One Group(R) Equity Income
Fund                                      Fund                                           Fund
  Class A Shares           0.95%/0.95%      Class A Shares                1.35%/1.25%      Class A Shares
  Class B Shares           1.70%/1.70%      Class B Shares                2.00%/2.00%      Class B Shares
  Class I Shares           0.70%/0.70%      Class I Shares                1.00%/1.00%      Class I Shares
Pegasus Growth Fund                       One Group(R) Large Company                     One Group(R) Large Cap
                                          Growth Fund                                    Growth Fund
  Class A Shares           1.07%/1.07%      Class A Shares                1.35%/1.25%      Class A Shares
  Class B Shares           1.82%/1.82%      Class B Shares                2.00%/2.00%      Class B Shares
  Class I Shares           0.82%/0.82%      Class I Shares                1.00%/1.00%      Class I Shares
Pegasus Mid-Cap                           One Group(R) Diversified                       One Group(R) Diversified
Opportunity Fund                          MidCap Fund                                    MidCap Fund
  Class A Shares           1.14%/1.14%      Class A Shares                1.36%/1.11%      Class A Shares
  Class B Shares           1.89%/1.89%      Class B Shares                2.01%/1.86%      Class B Shares
  Class I Shares           0.89%/0.89%      Class I Shares                1.01%/0.86%      Class I Shares
Pegasus Small-Cap                         One Group(R) Small Cap Value                   One Group(R) Small Cap Value
Opportunity Fund                          Fund                                           Fund
  Class A Shares           1.19%/1.19%      Class A Shares                1.31%/1.16%      Class A Shares
  Class B Shares           1.94%/1.94%      Class B Shares                1.96%/1.91%      Class B Shares
  Class I Shares           0.94%/0.94%      Class I Shares                0.96%/0.91%      Class I Shares
Pegasus Intrinsic Value                   One Group(R) Disciplined                       One Group(R) Mid Cap Value
Fund                                      Value Fund                                     Fund
  Class A Shares           1.09%/1.09%      Class A Shares                1.35%/1.25%      Class A Shares
  Class B Shares           1.84%/1.84%      Class B Shares                2.00%/2.00%      Class B Shares
  Class I Shares           0.84%/0.84%      Class I Shares                1.00%/1.00%      Class I Shares
Pegasus Growth and                        One Group(R) Value Growth                      One Group(R) Diversified
Value Fund                                Fund                                           Equity Fund
  Class A Shares           1.11%/1.11%      Class A Shares                1.35%/1.25%      Class A Shares
  Class B Shares           1.86%/1.86%      Class B Shares                2.00%/2.00%      Class B Shares
  Class I Shares           0.86%/0.86%      Class I Shares                1.00%/1.00%      Class I Shares
Pegasus Equity Index                      One Group(R) Equity Index                      One Group(R) Equity Index
Fund                                      Fund                                           Fund
  Class A Shares           0.65%/0.65%      Class A Shares                0.90%/0.75%      Class A Shares
  Class B Shares           1.40%/1.40%      Class B Shares                1.55%/1.50%      Class B Shares
  Class I Shares           0.40%/0.40%      Class I Shares                0.55%/0.50%      Class I Shares
Pegasus Market                            One Group(R) Market                            One Group(R) Market
Expansion Index Fund*                     Expansion Index Fund                           Expansion Index Fund
  Class A Shares           1.17%/0.82%      Class A Shares                1.22%/0.82%      Class A Shares
  Class B Shares           1.92%/1.57%      Class B Shares                1.87%/1.57%      Class B Shares
  Class I Shares           0.92%/0.57%      Class I Shares                0.87%/0.57%      Class I Shares
Pegasus International                     One Group(R) Diversified                       One Group(R) Diversified
Equity Fund                               International Fund                             International Fund
  Class A Shares           1.44%/1.32%      Class A Shares                1.38%/1.27%      Class A Shares
  Class B Shares           2.19%/2.07%      Class B Shares                2.03%/2.02%      Class B Shares
  Class I Shares           1.19%/1.07%      Class I Shares                1.03%/1.02%      Class I Shares

   PRO FORMA
     TOTAL
   OPERATING
   EXPENSES
 BEFORE/AFTER
    WAIVERS
---------------


  1.45%/1.26%
  2.10%/2.03%
  1.10%/1.03%


  1.46%/1.28%
  2.11%/2.03%
  1.11%/1.03%


  1.31%/1.05%
  1.96%/1.80%
  0.96%/0.80%


  1.27%/1.17%
  1.92%/1.92%
  0.92%/0.92%


  1.36%/1.11%
  2.01%/1.86%
  1.01%/0.86%


  1.31%/1.16%
  1.96%/1.91%
  0.96%/0.91%


  1.29%/1.19%
  1.94%/1.94%
  0.94%/0.94%


  1.31%/1.21%
  1.96%/1.96%
  0.96%/0.96%


  0.93%/0.61%
  1.58%/1.36%
  0.58%/0.36%


  1.22%/0.82%
  1.87%/1.57%
  0.87%/0.57%


  1.38%/1.27%
  2.03%/2.02%
  1.03%/1.02%


                              TOTAL                                          TOTAL
                            OPERATING                                      OPERATING
                            EXPENSES             CORRESPONDING             EXPENSES                COMBINED
     PEGASUS FUND         BEFORE/AFTER        ONE GROUP FUND SHARE       BEFORE/AFTER          FUND SHARE CLASS
      SHARE CLASS            WAIVERS                 CLASS                  WAIVERS          POST-REORGANIZATION
-----------------------  ---------------  ----------------------------  ---------------  ----------------------------
Pegasus Intermediate                      One Group(R) Intermediate                      One Group(R) Intermediate
Bond Fund                                 Bond Fund                                      Bond Fund
  Class A Shares           0.90%/0.90%      Class A Shares              1.17%/0.87%        Class A Shares
  Class B Shares           1.65%/1.65%      Class B Shares              1.82%/1.52%        Class B Shares
  Class I Shares           0.65%/0.65%      Class I Shares              0.82%/0.62%        Class I Shares
Pegasus Bond Fund                         One Group(R) Bond Fund                         One Group(R) Bond Fund
  Class A Shares           0.88%/0.88%      Class A Shares              1.16%/0.85%        Class A Shares
  Class B Shares           1.63%/1.63%      Class B Shares              1.81%/1.50%        Class B Shares
  Class I Shares           0.63%/0.63%      Class I Shares              0.81%/0.60%        Class I Shares
Pegasus Short Bond Fund                   One Group(R) Limited                           One Group(R) Short-Term Bond
                                          Volatility Fund                                Fund
  Class A Shares           0.84%/0.84%      Class A Shares              1.17%/0.87%        Class A Shares
  Class B Shares           1.59%/1.59%      Class B Shares              1.82%/1.37%        Class B Shares
  Class I Shares           0.59%/0.59%      Class I Shares              0.82%/0.62%        Class I Shares
Pegasus Multi Sector                      One Group(R) Income Bond                       One Group(R) Income Bond
Bond                                      Fund                                           Fund
  Class A Shares           0.90%/0.90%      Class A Shares              1.17%/0.87%        Class A Shares
  Class B Shares           1.65%/1.65%      Class B Shares              1.82%/1.52%        Class B Shares
  Class I Shares           0.65%/0.65%      Class I Shares              0.82%/0.62%        Class I Shares
Pegasus High Yield Bond                   One Group(R) High Yield Bond                   One Group(R) High Yield Bond
Fund                                      Fund                                           Fund
  Class A Shares           1.24%/1.14%      Class A Shares              1.45%/1.20%        Class A Shares
  Class B Shares           1.99%/1.89%      Class B Shares              2.10%/1.85%        Class B Shares
  Class I Shares           0.99%/0.89%      Class I Shares              1.10%/0.95%        Class I Shares
Pegasus Municipal Bond                    One Group(R) Tax-Free Bond                     One Group(R) Tax-Free Bond
Fund                                      Fund                                           Fund
  Class A Shares           0.88%/0.88%      Class A Shares              1.03%/0.87%        Class A Shares
  Class B Shares           1.63%/1.63%      Class B Shares              1.68%/1.52%        Class B Shares
  Class I Shares           0.63%/0.63%      Class I Shares              0.68%/0.62%        Class I Shares
Pegasus Short Municipal                   One Group(R) Short-Term                        One Group(R) Short-Term
Bond Fund                                 Municipal Bond Fund                            Municipal Bond Fund
  Class A Shares           0.94%/0.87%      Class A Shares              1.24%/0.87%        Class A Shares
  Class B Shares           1.69%/1.62%      Class B Shares              1.89%/1.52%        Class B Shares
  Class I Shares           0.69%/0.62%      Class I Shares              0.89%/0.62%        Class I Shares
Pegasus Intermediate                      One Group(R) Intermediate                      One Group(R) Intermediate
Municipal Bond Fund                       Tax-Free Bond Fund                             Tax-Free Bond Fund
  Class A Shares           0.85%/0.85%      Class A Shares              1.19%/0.91%        Class A Shares
  Class B Shares           1.60%/1.60%      Class B Shares              1.84%/1.56%        Class B Shares
  Class I Shares           0.60%/0.60%      Class I Shares              0.84%/0.66%        Class I Shares
Pegasus Michigan                          One Group(R) Michigan                          One Group(R) Michigan
Municipal Bond Fund                       Municipal Bond Fund                            Municipal Bond Fund
  Class A Shares           0.91%/0.91%      Class A Shares              1.06%/0.90%        Class A Shares
  Class B Shares           1.66%/1.66%      Class B Shares              1.71%/1.55%        Class B Shares
  Class I Shares           0.66%/0.66%      Class I Shares              0.71%/0.65%        Class I Shares

   PRO FORMA
     TOTAL
   OPERATING
   EXPENSES
 BEFORE/AFTER
    WAIVERS
---------------


  1.17%/0.83%
  1.82%/1.48%
  0.82%/0.58%

  1.16%/0.85%
  1.81%/1.50%
  0.81%/0.60%

  1.16%/0.78%
  1.81%/1.28%
  0.81%/0.53%


  1.16%/0.87%
  1.81%/1.52%
  0.81%/0.62%


  1.37%/1.12%
  2.02%/1.77%
  1.02%/0.87%


  1.03%/0.87%
  1.68%/1.52%
  0.68%/0.62%


  1.24%/0.87%
  1.89%/1.52%
  0.89%/0.62%


  1.14%/0.83%
  1.79%/1.48%
  0.79%/0.58%


  1.06%/0.90%
  1.71%/1.55%
  0.71%/0.65%

---------------

* The Pegasus Market Expansion Index commenced investment operations on August 1, 1998.

     SHARE CLASSES. The non-money market funds of Pegasus currently offer three share classes: Class A, Class B, and Institutional Class or Class I (either, "Class I"). The Pegasus Money Market Fund offers Class A, Class B and Class I shares, but B shares are only offered through an exchange from a non-money market fund. The Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds offer Class A and Class I shares. The Pegasus Cash Management Funds offer Institutional Class ("Class I") and Service Class ("Class S") Shares. Class A shares and Class B shares may be purchased through a number of institutions including FCNIMCO, First National Bank of Chicago ("FNBC"), American National Bank and Trust Company ("ANB") and their affiliates, including First NBD Investment Services, Inc., a registered broker-dealer, BISYS which serves the Trust as its Distributor and certain banks, securities dealers and other industry professionals such as investment advisers, accountants and estate planning firms. Class I and Class S shares of the Cash Management Funds are sold to institutional investors, including banks (such as FNBC, NBD Bank ("NBD"), and ANB or their affiliates), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities, employee benefit plans or other programs, registered investment advisers and other financial institutions. For more information, see the section entitled "Description of Classes" in the Pegasus Prospectuses incorporated by reference into this Combined Prospectus/Proxy Statement.

     The One Group Funds currently offer five classes of shares: Class A, Class B, Class C, Class I and Service Class Shares. Class A, Class B and Class C shares are offered to the general public. The Institutional Money Market Funds offer Class I shares only. The One Group Prime and U.S. Treasury Securities Money Market Funds offer Class A, Class B, Class C, Class I and Service Class shares. The One Group Ohio Municipal and Michigan Municipal Money Market Funds offer Class A, Class C, Class I and Service Class shares. Class I shares are offered to institutional investors, including affiliates of BOC and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing. For more information, see the section entitled "How To Do Business With The One Group" in the One Group Prospectuses incorporated by reference into the Combined Prospectus/Proxy Statement.

     INVESTMENT ADVISER -- PEGASUS PORTFOLIOS. FCNIMCO, an indirect subsidiary of BOC, serves as investment adviser for the Pegasus Portfolios. Federated serves as sub-adviser to the High Yield Bond Fund subject to the oversight and supervision of FCNIMCO. Pursuant to the Pegasus investment advisory agreement and FCNIMCO's sub-advisory agreement with Federated, FCNIMCO and, Federated in the case of the High Yield Bond Fund, provide the day-to-day management of each Pegasus Portfolio's investments, subject to the overall authority of the Board and in conformity with applicable state law and the stated policies of the Portfolio. FCNIMCO, and Federated in the case of the High Yield Bond Fund, are responsible for making investment decisions for each Pegasus Portfolio, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of each Portfolio's investments.

     FCNIMCO located at Three First National Plaza, Chicago Illinois 60670, is a registered investment adviser.

     Federated, located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222, is a registered investment adviser and a subsidiary of Federated Investors.

     FCNIMCO is entitled to and has received advisory fees from the Pegasus Portfolios, computed daily and paid monthly, at the following annual rates, expressed as a percentage of the Portfolios' average daily net assets:

                                                                               EFFECTIVE ADVISORY FEE
                                                                                RATE FOR FISCAL YEAR
                                                                                  OR PERIOD ENDED
                                                                                 DECEMBER 31, 1997
         PEGASUS PORTFOLIOS           CURRENT CONTRACTUAL ADVISORY FEE RATE       (AFTER WAIVERS)
         ------------------           -------------------------------------    ----------------------
Money Market Fund...................  .30% of the first $1 billion, .275%                .28%
                                      of the next $1 billion and .25% of
                                      average daily net assets in excess
                                      of $2 billion
Treasury Money Market Fund..........  .30% of the first $1 billion, .275%                .29%
                                      of the next $1 billion and .25% of
                                      average daily net assets in excess
                                      of $2 billion
Municipal Money Market Fund.........  .30% of the first $1 billion, .275%                .30%
                                      of the next $1 billion and .25% of
                                      average daily net assets in excess
                                      of $2 billion
Michigan Municipal Money Market
  Fund..............................  .30% of the first $1 billion, .275%                .27%
                                      of the next $1 billion and .25% of
                                      average daily net assets in excess
                                      of $2 billion
Cash Management Fund................                  .20%                               .17%
Treasury Cash Management Fund.......                  .20%                               .17%
Treasury Prime Cash Management
  Fund..............................                  .20%                               .16%
U. S. Government Securities Cash
  Management Fund...................                  .20%                               .17%
Municipal Cash Management Fund......                  .20%                               .17%
Managed Assets Conservative Fund....                  .65%                               .52%
Managed Assets Balanced Fund........                  .65%                               .52%
Managed Assets Growth Fund..........                  .65%                               .35%
Equity Income Fund..................                  .50%                               .50%
Growth Fund.........................                  .60%                               .60%
Mid-Cap Opportunity Fund............                  .60%                               .60%
Small-Cap Opportunity Fund..........                  .70%                               .70%
Intrinsic Value Fund................                  .60%                               .60%
Growth and Value Fund...............                  .60%                               .59%
Equity Index Fund...................                  .10%                               .08%
Market Expansion Index Fund.........                  .25%                               N/A
International Equity Fund...........                  .80%                               .80%
Intermediate Bond Fund..............                  .40%                               .40%
Bond Fund...........................                  .40%                               .40%
Short Bond Fund.....................                  .35%                               .33%
Multi Sector Bond Fund..............                  .40%                               .40%
High Yield Bond Fund................                  .70%                               .61%
Municipal Bond Fund.................                  .40%                               .40%

                                                                               EFFECTIVE ADVISORY FEE
                                                                                RATE FOR FISCAL YEAR
                                                                                  OR PERIOD ENDED
                                                                                 DECEMBER 31, 1997
         PEGASUS PORTFOLIOS           CURRENT CONTRACTUAL ADVISORY FEE RATE       (AFTER WAIVERS)
         ------------------           -------------------------------------    ----------------------
Short Municipal Bond Fund...........                  .40%                               N/A
Intermediate Municipal Bond Fund....                  .40%                               .40%
Michigan Municipal Bond Fund........                  .40%                               .34%

     For the services provided by Federated to the High Yield Bond Fund, FCNIMCO pays, out of the fees it receives from Pegasus, a monthly fee at the following annual rate (as a percentage of the Fund's average daily net assets): .50% on the first $30 million of average daily net assets; .40% on the next $20 million;
 .30% on the next $25 million; .25% on the next $25 million; and .20% of the Fund's average daily net assets in excess of $100 million. For the fiscal year ended December 31, 1997, Federated was paid an effective advisory fee rate of
 .61%.

     INVESTMENT ADVISER -- ONE GROUP FUNDS. BOIA, an indirect subsidiary of BOC, serves as investment adviser to the One Group Funds. Under its investment advisory agreement with One Group, BOIA makes the day-to-day investment decisions for the One Group Funds and continuously reviews, supervises and administers their investment programs subject to the supervision of, and policies established by, the Board of Trustees of One Group. Independence International Associates, Inc. ("Independence International") serves as sub-adviser to the International Equity Index Fund and Banc One High Yield Partners LLC ("Banc One Partners") serves as sub-adviser to the High Yield Bond Fund subject to the oversight and supervision of BOIA. Pursuant to BOIA's sub-advisory agreements with Independence International and Banc One Partners, BOIA and Independence International, in the case of the International Equity Index Fund, and Banc One Partners, in the case of the High Yield Bond Fund, provide the day-to-day management of each One Group Fund's investments, subject to the overall authority of BOIA and the Board and in conformity with applicable state law and the stated policies of the Fund.

     Independence International, located at 75 State Street, Boston, Massachusetts, 02109, is a registered investment adviser and an indirect subsidiary of John Hancock Mutual Life Insurance Company. Banc One Partners, located at 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211, is a registered investment adviser. Banc One Partners is controlled by BOIA and Pacholder Associates, Inc., an investment advisory firm which specializes in high yield, high risk, fixed income securities.

     BOIA, located at 1111 Polaris Parkway, Columbus, Ohio 43271, is a registered investment adviser and an indirect subsidiary of BOC. BOIA is entitled to and has received advisory fees from the One Group Funds, computed daily and paid monthly, at the following annual rates, expressed as a percentage of the Funds' average daily net assets:

                                                                               EFFECTIVE ADVISORY FEE
                                                                                RATE FOR FISCAL YEAR
                                                                                  OR PERIOD ENDED
                                                                                   JUNE 30, 1998
          ONE GROUP FUNDS             CURRENT CONTRACTUAL ADVISORY FEE RATE       (AFTER WAIVERS)
          ---------------             -------------------------------------    ----------------------
Prime Money Market Fund.............                  .35%                               .30%
U.S. Treasury Securities Money
  Market Fund.......................                  .35%                               .28%
Municipal Money Market Fund.........                  .35%                               .25%
Michigan Municipal Money Market
  Fund(1)...........................                  .35%                               N/A
Cash Management Money Market
  Fund(1)...........................                  .20%                               N/A
Treasury Cash Management Money
  Market Fund(1)....................                  .20%                               N/A

                                                                               EFFECTIVE ADVISORY FEE
                                                                                RATE FOR FISCAL YEAR
                                                                                  OR PERIOD ENDED
                                                                                   JUNE 30, 1998
          ONE GROUP FUNDS             CURRENT CONTRACTUAL ADVISORY FEE RATE       (AFTER WAIVERS)
          ---------------             -------------------------------------    ----------------------
Treasury Prime Cash Management Money
  Market Fund(1)....................                  .20%                               N/A
U.S. Government Cash Management
  Money Market Fund(1)..............                  .20%                               N/A
Municipal Cash Management Money
  Market Fund(1)....................                  .20%                               N/A
Investor Balanced Fund..............                  .05%                               .04%
Investor Growth & Income Fund.......                  .05%                               .04%
Investor Growth Fund................                  .05%                               .03%
Income Equity Fund (to be renamed
  Equity Income Fund upon
  Reorganization)...................  .74% of the first $1.5 billion, .70%               .74%(2)
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion
Large Company Growth Fund (to be
  renamed Large Cap Growth Fund upon
  Reorganization)...................  .74% of the first $1.5 billion, .70%               .74%(2)
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion
Diversified Mid Cap Fund(1).........  .74% of the first $1.5 billion, .70%               N/A
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion

Small Cap Value Fund(1).............  .74% of the first $1.5 billion, .70%               N/A
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion
Disciplined Value Fund (to be
renamed Mid Cap Value Fund upon
Reorganization).....................  .74% of the first $1.5 billion, .70%               .74%(2)
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion
Value Growth Fund...................  .74% of the first $1.5 billion, .70%               .74%(2)
                                      of the next $500 million, and .65% of
                                      average daily net assets in excess of
                                      $2 billion
Equity Index Fund...................                  .30%                               .10%
Market Expansion Index Fund(1)......                  .35%                               N/A
Diversified International Fund(1)...                  .80%                               N/A
Intermediate Bond Fund..............                  .60%                               .34%
Bond Fund(1)........................                  .60%                               N/A
Limited Volatility Bond Fund........                  .60%                               .31%
  (to be renamed Short-Term Bond
     Fund upon Reorganization)
Income Bond Fund....................                  .60%                               .40%
High Yield Bond Fund(3).............                  .75%                               N/A
Tax-Free Bond Fund(1)...............                  .45%                               N/A

                                                                               EFFECTIVE ADVISORY FEE
                                                                                RATE FOR FISCAL YEAR
                                                                                  OR PERIOD ENDED
                                                                                   JUNE 30, 1998
          ONE GROUP FUNDS             CURRENT CONTRACTUAL ADVISORY FEE RATE       (AFTER WAIVERS)
          ---------------             -------------------------------------    ----------------------
Short-Term Municipal Bond Fund(1)...                  .60%                               N/A
Intermediate Tax-Free Bond Fund.....                  .60%                               .39%
Michigan Municipal Bond Fund(1).....                  .45%                               N/A

---------------

(1) The New One Group Funds have recently been organized for the purpose of continuing the investment operations of the Continuing Pegasus Portfolios. With respect to the New One Group Funds, BOIA has agreed to waive a portion of its investment advisory fee until at least March, 2000 so that the rate of total operating expenses actually paid will equal the rate currently paid for total operating expenses by the corresponding Continuing Pegasus Portfolios.

(2) The effective advisory fee rate was based on a contractual rate of .74% then in effect. BOIA has agreed to waive a portion of its advisory fees with respect to Income Equity until August 1999.

(3) The One Group(R) High Yield Bond Fund commenced operations on November 13, 1998.

     Independence International is entitled to a fee from BOIA at the following annual rates as a percentage of average daily net assets: up to $10 million -- .275%, over $10,000,000 up to $25,000,000 -- .225%, over $25,000,000 up to $50,000,000 -- .195%, over $50,000,000 up to $100,000,000 -- .125%, over
$100,000,000 -- .060%. Independence International was paid at an effective sub-advisory fee rate of .55% for the fiscal year or period ended June 30, 1998.

     For its services, Banc One Partners is entitled to a fee, from BOIA equal to .70% of the High Yield Bond Fund's average daily net assets. Banc One Partners received no payment for the period ended June 30, 1998, since the High Yield Bond Fund had not commenced operations during that period.

                        CERTAIN OTHER SERVICE PROVIDERS
                 FOR THE PEGASUS PORTFOLIOS AND ONE GROUP FUNDS

                                      PEGASUS PORTFOLIOS                   ONE GROUP FUNDS
                                      ------------------                   ---------------
Administrators                  FCNIMCO and BISYS Fund Services    One Group Services Company
                                Limited Partnership d/b/a BISYS    ("OGSC") (Administrator) Banc
                                Fund Services ("BISYS")            One Investment Advisors
                                ("Co-Administrators")              ("BOIA") ("Sub-Administrator")

Transfer Agents                 First Data Investor Services       State Street Bank and Trust
                                Group, Inc. ("FDISG")              Company ("State Street")

Custodian                       NBD Bank ("NBD") ("Custodian")     State Street ("Custodian") Bank
                                State Street ("Sub-Custodian")     One Trust Company, N.A.
                                                                   ("BOTC") ("Sub-Custodian")

Distributor                     BISYS                              OGSC

     FCNIMCO and BISYS (located at 3435 Stelzer Road, Columbus, Ohio 43219-3035) jointly serve as the Co-Administrators for the Pegasus Portfolios pursuant to an Administration Agreement with the Trust. Under the Administration Agreement, FCNIMCO and BISYS generally assist in all aspects of the Trust's operations, other than providing investment advice, subject to the overall authority of the Pegasus Board in accordance with Massachusetts law. Under the terms of the Administration Agreement Pegasus pays FCNIMCO, as agent for the Co-Administrators, a monthly administration fee at the annual rate of .15% of each Pegasus Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, Pegasus paid administration fees at the effective annual rate of .15% of each Pegasus Portfolio's average daily net assets.

     The Managed Assets Conservative, Managed Assets Balanced and Managed Assets Growth Funds (collectively, the "Asset Allocation Funds") invest in shares of certain of the other Pegasus Portfolios (the "Underlying Funds"). FCNIMCO and the Co-Administrators reimburse the Asset Allocation Funds the full amount of advisory fees and administration fees incurred by each of the Underlying Funds with respect to shares held by the Asset Allocation Funds. FCNIMCO and BISYS can discontinue or modify any such reimbursements at their discretion. Investors in the Asset Allocation Funds do indirectly bear that portion of the expenses of the Underlying Funds related to other expenses such as custody, transfer agency and professional fees.

     OGSC, a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Administrator for the One Group Funds and BOIA acts as Sub-Administrator. OGSC is responsible for responding to shareholder inquiries and requests for information, as well as providing regulatory reporting and compliance. For these services, OGSC receives a fee based on the total assets of One Group. With respect to each of the One Group Funds (other than the institutional money market funds and the Investor Funds), for the first $1.5 billion in One Group assets, OGSC receives an annual fee of .20% of each Fund's average daily net assets; the annual rate declines to .18% on assets between $1.5 and $2 billion, and to .16% on assets in excess of $2 billion. With respect to the institutional money market funds, OGSC receives an annual fee of .05% of each institutional money market fund's average daily net assets. OGSC receives from One Group Investor Funds an annual fee of .10% of each Investor Fund's average daily net assets on $500,000,000 in Fund assets. The fee declines to .075% on net assets between $500,000,000 and $1 billion, and to .05% on assets over $1 billion. The fees are calculated daily and paid monthly. Some Funds are not included in these calculations. As Sub-Administrator, BOIA provides office space, equipment and facilities, as well as legal and regulatory support.

     OGSC is located at 3435 Stelzer Road, Columbus, Ohio 43219.

     FDISG, located at P.O. Box 5142, Westborough, Massachusetts 01581-5120, serves as transfer agent to the Pegasus Portfolios.

     State Street, located at P.O. Box 8500, Boston Massachusetts 02266-8500, serves as transfer agent and custodian to the One Group Funds. BOTC serves as sub-custodian in connection with the Funds' securities lending activities under an agreement with State Street. BOTC is located at 774 Park Meadow Road, Westerville, OH 43271.

     NBD Bank ("NBD") serves as Pegasus' custodian. As of September 8, 1998, NBD has entered into a Sub-Custodian Agreement with State Street Bank and Trust Company ("State Street"). As sub-custodian State Street agreed to hold, deliver and register securities, maintain bank accounts, collect income, pay fund monies, appoint agents and deposit fund assets in U.S. Securities Systems, among other things. NBD, located at 900 Tower Drive, Troy, Michigan 48098, is an indirect wholly-owned subsidiary of BOC.

     DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS -- PEGASUS PORTFOLIOS. BISYS is the principal underwriter and distributor for Pegasus. Pegasus has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Pegasus 12b-1 Plan") with respect to Class B Shares of the Pegasus Portfolios that offer such shares and a Shareholders Services Plan with respect to Class A and Class B shares. Under the Pegasus 12b-1 Plan, the Class B Shares have agreed to pay BISYS for advertising, marketing and distributing shares of each Portfolio at an aggregate annual rate of 0.75% of the average daily net asset value of such Portfolio's outstanding Class B Shares. BISYS may pay institutions, including FCNIMCO, and its subsidiaries and affiliates (collectively, "Service Agents"), for distribution services to Class B shareholders. BISYS determines the amounts, if any, to be paid to Service Agents under the Pegasus 12b-1 Plan and the basis on which such payments are made. The fees payable under the Pegasus 12b-1 Plan are payable without regard to actual expenses incurred. The Cash Management Funds have a Distribution and Services Plan with respect to Class S shares adopted by the Board of Trustees under which BISYS is paid a fee of up to .25% of the average daily net asset value of Class S.

     In addition to the 12b-1 Plan, Pegasus has adopted a Shareholder Services Plan for the Class A and Class B Shares (each a "Shareholder Services Plan") for each Pegasus Portfolio other than the Cash Management Funds. Under each Shareholder Services Plan, each Pegasus Portfolio pays BISYS for the provision of certain administrative support services to the shareholders of these shares a fee at the annual rate of .25% of the value of the average daily net assets of such Class A or Class B Shares. The services provided may include personal services related to shareholder accounts, such as answering shareholder inquiries regarding the applicable Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. Under each Shareholder Services Plan, BISYS may make payments to Service Agents in respect of those services.

     DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS -- ONE GROUP. OGSC, a wholly-owned subsidiary of The BISYS Group, Inc., is the principal underwriter and distributor for The One Group.

     One Group has adopted a 12b-1 Plan under the 1940 Act (the "Plan") with respect to its funds under which fees are paid by One Group to OGSC as compensation for its services and expenses. OGSC in turn pays all or part of such fees to shareholder servicing agents that sell shares of One Group. Plan fees vary by share class. Class A shares for all funds except the Prime, Municipal and U.S. Treasury Securities Money Market Funds are subject to a Plan fee of .35% of the average daily net assets of the Fund, which is currently being waived to .25%. Class A shares of the Prime, Municipal and U.S. Treasury Securities Money Market Funds pay a Plan fee of .25% of average daily net assets of the Fund. Class B and Class C shares pay a Plan fee (including shareholder service fee) of 1.00% of average daily net assets of the Fund, which is currently being waived to .90% for the Intermediate Bond and Income Bond and to
 .75% for the Limited Volatility Bond Fund. Service Class shares of the Prime, Municipal, Michigan Municipal and U.S. Treasury Securities Money Market Funds are subject to a Plan fee of .75% of the average daily net assets of the Fund, which is currently being waived to .55%. There are no Plan fees for Class I shares. As with the Pegasus 12b-1 and Shareholder Servicing Plans, OGSC may use up to .25% of the Plan fees for shareholder servicing and up to .75% for distribution.

     See the Existing One Group Fund Prospectuses accompanying this Combined Prospectus/Proxy Statement, which are incorporated herein by reference, and the Pegasus Prospectuses for additional information on the service providers.

     SHAREHOLDER TRANSACTIONS AND SERVICES. The Pegasus Portfolios and their corresponding One Group Funds offer generally similar shareholder services and transactions. There are, however, some differences. For example, the minimum initial investment amount for Class I shares of the Pegasus Portfolios is generally $1,000,000, while the minimum initial investment amount for Class I shares of the One Group is generally $1,000. For a more detailed comparison of shareholder transactions and services see Appendix IV -- Shareholder Transactions and Services.

     After the Reorganization, One Group will continue to honor any standing instructions regarding the corresponding Pegasus Portfolio share classes under arrangements such as automatic withdrawal plans, systematic investment plans or dividend reinvestment plans. In such cases, standing instructions will be subject to the same or similar terms (e.g., minimum investments, account balances and minimum transaction amounts) currently in effect, except that there may be exceptions with respect to the timing of transactions which may need to be altered to comport with One Group's procedures. Shareholders will be notified of any such exceptions. After the Reorganization, any instructions given with respect to any new account will be subject to the terms of the applicable One Group Fund share class. For a complete description and comparison of the terms applicable to standing instructions and other account features regarding the Pegasus Portfolios and One Group Funds, see Appendix IV to this Combined Prospectus/Proxy Statement.

                     INFORMATION RELATING TO VOTING MATTERS

     GENERAL INFORMATION. This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by Pegasus' Board of Trustees in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Pegasus may also solicit proxies by telephone, telegraph, facsimile or personal interview. Shareholder Communications Corporation has been retained to assist in the solicitation of proxies primarily by contacting shareholders by telephone and telegram. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of an entity) and the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should contact Shareholder Communications Corporation toll-free at 1-800-848-1134. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Pegasus a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

     Only shareholders of record at the close of business on December 18, 1998 will be entitled to vote at the Meeting. On that date, the following Pegasus Shares were outstanding and entitled to be voted:

             NAME OF PEGASUS FUND AND CLASS                 SHARES ENTITLED TO VOTE
             ------------------------------                 -----------------------
Pegasus Money Market Fund...............................            3,425,480,709.995
  Class A...............................................            1,590,657,184.074
  Class B...............................................                  593,029.541
  Class I...............................................            1,834,230,496.38
Pegasus Treasury Money Market Fund......................            1,113,419,468.32
  Class A...............................................              344,189,575.18
  Class I...............................................              769,229,893.14
Pegasus Municipal Money Market Fund.....................              876,187,827.25
  Class A...............................................              210,663,332.95
  Class I...............................................              665,524,494.30
Pegasus Michigan Municipal Money Market Fund............              188,213,010.30
  Class A...............................................               67,701,071.98
  Class I...............................................              120,511,938.32
Pegasus Cash Management Fund............................            2,570,863,581.25
  Class I...............................................            1,156,094,099.63
  Class S...............................................            1,414,769,481.62
Pegasus Treasury Cash Management Fund...................              388,218,511.98
  Class I...............................................               29,644,842.96
  Class S...............................................              358,573,669.02
Pegasus Treasury Prime Cash Management Fund.............              594,683,368.57
  Class I...............................................              139,632,806.45
  Class S...............................................              455,050,562.12
Pegasus U.S. Government Securities Cash Management
  Fund..................................................            1,870,065,115.12
  Class I...............................................              561,132,992.90
  Class S...............................................            1,308,932,122.22

             NAME OF PEGASUS FUND AND CLASS                 SHARES ENTITLED TO VOTE
             ------------------------------                 -----------------------
Pegasus Municipal Cash Management Fund..................              663,452,561.11
  Class I...............................................              594,954,968.04
  Class S...............................................               68,497,593.07
Pegasus Managed Assets Conservative Growth Fund.........                9,524,950.054
  Class A...............................................                6,711,113.844
  Class B...............................................                1,790,206.826
  Class I...............................................                1,023,629.384
Pegasus Managed Assets Balanced Fund....................               24,235,921.861
  Class A...............................................               15,149,528.068
  Class B...............................................                1,428,140.226
  Class I...............................................                7,658,253.567
Pegasus Managed Assets Growth Fund......................                2,450,704.856
  Class A...............................................                1,252,405.502
  Class B...............................................                1,094,037.956
  Class I...............................................                  104,261.398
Pegasus Equity Income Fund..............................               48,457,979.738
  Class A...............................................                1,049,002.277
  Class B...............................................                  285,625.557
  Class I...............................................               47,123,351.904
Pegasus Growth Fund.....................................               52,013,265.267
  Class A...............................................                6,656,571.656
  Class B...............................................                  316,389.856
  Class I...............................................               45,040,303.755
Pegasus Mid-Cap Opportunity Fund........................               62,948,070.752
  Class A...............................................               13,712,501.463
  Class B...............................................                  739,164.901
  Class I...............................................               48,496,404.388
Pegasus Small-Cap Opportunity Fund......................               21,037,409.677
  Class A...............................................                2,146,153.52
  Class B...............................................                  277,045.187
  Class I...............................................               18,614,210.97
Pegasus Intrinsic Value Fund............................               42,425,522.588
  Class A...............................................                8,516,991.455
  Class B...............................................                  510,000.694
  Class I...............................................               33,398,530.439
Pegasus Growth and Value Fund...........................               90,636,008.481
  Class A...............................................               16,118,909.369
  Class B...............................................                1,150,884.536
  Class I...............................................               73,366,214.576
Pegasus Equity Index Fund...............................               40,504,905.236
  Class A...............................................               12,661,680.262
  Class B...............................................                  348,080.995
  Class I...............................................               27,495,143.979
Pegasus Market Expansion Index Fund.....................                2,613,983.688
  Class A...............................................                    2,889.659
  Class B...............................................                       20.838
  Class I...............................................                2,611,073.191

             NAME OF PEGASUS FUND AND CLASS                 SHARES ENTITLED TO VOTE
             ------------------------------                 -----------------------
Pegasus International Equity Fund.......................               44,480,078.697
  Class A...............................................                3,252,613.182
  Class B...............................................                  194,964.339
  Class I...............................................               41,032,501.176
Pegasus Intermediate Bond Fund..........................               61,655,452.199
  Class A...............................................                8,303,454.196
  Class B...............................................                   79,249.409
  Class I...............................................               53,272,748.594
Pegasus Bond Fund.......................................              140,066,331.251
  Class A...............................................               20,875,898.788
  Class B...............................................                  813,540.786
  Class I...............................................              118,376,891.677
Pegasus Short Bond Fund.................................               33,751,658.62
  Class A...............................................                1,388,695.796
  Class B...............................................                   26,136.054
  Class I...............................................               32,336,826.77
Pegasus Multi Sector Bond Fund..........................               49,697,150.295
  Class A...............................................                1,923,950.528
  Class B...............................................                   78,072.501
  Class I...............................................               47,695,127.266
Pegasus High Yield Bond Fund............................                8,091,276.053
  Class A...............................................                  226,760.448
  Class B...............................................                   35,322.417
  Class I...............................................                7,829,193.188
Pegasus Municipal Bond Fund.............................               68,473,760.889
  Class A...............................................                3,588,861.502
  Class B...............................................                  164,463.836
  Class I...............................................               64,720,435.551
Pegasus Short Municipal Bond Fund.......................               11,767,201.887
  Class A...............................................                   54,912.787
  Class B...............................................                   10,919.246
  Class I...............................................               11,701,369.854
Pegasus Intermediate Municipal Bond Fund................               39,852,687.140
  Class A...............................................                1,875,641.793
  Class B...............................................                   58,703.015
  Class I...............................................               37,918,342.332
Pegasus Michigan Municipal Bond Fund....................               29,331,005.965
  Class A...............................................                2,072,840.068
  Class B...............................................                  181,387.935
  Class I...............................................               27,076,777.962

     Each share or fraction thereof is entitled to one vote or fraction thereof, and all shares will vote separately by class.

     Pegasus and One Group have been advised by FCNIMCO that the shares of each Pegasus Portfolio over which BOC or its affiliates have voting power will, wherever possible, be voted in accordance with instructions received from beneficial owners or fiduciaries of such accounts who are not related to BOC or its affiliates. As to employee benefit plans, BOC may vote such shares in accordance with the recommendation of an independent fiduciary. Where BOC is required to vote Pegasus shares, it will vote them in the same proportions as the shares of all other voting shareholders of each respective class of each Pegasus Portfolio were actually voted.

     If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meeting or any adjournment thereof. For information on adjournment of the meeting, see "Quorum" below.

     SHAREHOLDER AND BOARD APPROVALS. The Reorganization Agreement (and the transactions contemplated thereby) is being submitted for approval at the Meeting by the holders of a majority of the outstanding shares of each share class of each of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Bond, Short Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds in accordance with the provisions of Pegasus' Declaration of Trust and the requirements of the 1940 Act. The term "majority of the outstanding shares" of a share class of each Pegasus Portfolio as used herein means the lesser of (a) 67% of the shares of a particular share class of the Pegasus Portfolio present at the meeting if the holders of more than 50% of the outstanding shares of such a share class are present in person or by proxy, or (b) more than 50% of the outstanding shares of such share class.

     If the shareholders of one or more but not all of the Pegasus Portfolios approve the Reorganization, the Reorganization will be consummated with respect to those Pegasus Portfolios whose shareholders have approved the Reorganization. If shareholders of some but not all classes of a Pegasus Portfolio approve the Reorganization, the Reorganization with respect to that Pegasus Portfolio will not be consummated unless and until shareholder approval is obtained with respect to all classes. If shareholders of one or more of the Pegasus Portfolios do not approve the Reorganization, Pegasus will remain in existence and expenses for the remaining portfolios are expected to continue as disclosed in each such portfolio's prospectus dated April 30, 1998 through April 30, 1999. After that date, the prospectuses applicable to any remaining Pegasus Portfolios would be updated to reflect, among other things, projected expense ratios for the next year. In such event, the Pegasus Board of Trustees will take such action as it deems to be in the best interest of any such remaining portfolios.

     The approval of the Reorganization by the shareholders of One Group is not being solicited because their approval or consent is not legally required.

     As of December 18, 1998, FCNIMCO and its affiliates beneficially owned 26.37% of the outstanding shares of the Pegasus Money Market, Treasury Money Market, Municipal Money Market, Michigan Municipal Money Market, Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management, Municipal Cash Management, Managed Assets Conservative, Managed Assets Balanced, Managed Assets Growth, Equity Income, Growth, Mid-Cap Opportunity, Small-Cap Opportunity, Intrinsic Value, Growth and Value, Equity Index, Market Expansion Index, International Equity, Intermediate Bond, Short Bond, Bond, Multi Sector Bond, High Yield Bond, Municipal Bond, Short Municipal Bond, Intermediate Municipal Bond and Michigan Municipal Bond Funds on behalf of their customer accounts.

     As of December 18, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of any class of the Reorganizing Pegasus Portfolios, and the percentage of the respective share classes of the corresponding One Group Funds that would be owned by those persons upon the consummation of the Reorganization based upon their holdings on December 18, 1998, are as follows:

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
Money Market Fund.........  Corelink Financial, Inc.           B                60.555%          4.02%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Donaldson Lufkin Jenrette          B                 25.89%          1.72%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Trussal and Company                I                 69.83%         24.66%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            First Chicago NBD TTEE             I                  9.38%          3.31%
                            First Chicago NBD Svgs &        Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            First National Bank of             I                  5.22%          1.84%
                            Chicago                         Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, IL 60670-0001
Treasury Money
  Market Fund.............  Spar Marketing Force Inc.          A                 10.34%          1.81%
                            1757 Northfield Drive           Record
                            Rochester Hills, MI 48309
                            Potomac Corporation                A                  7.61%          1.33%
                            PO Box 67-A                     Record
                            100 W Willow Rd
                            Wheeling, IL 60090-6522
                            Immuno US Inc                      A                  5.79%          1.01%
                            Attn: Accounting                Record
                            1200 Parkdale Road
                            Rochester Hills, MI
                            48307-1744
                            Trussal and Company                A                  5.03%          0.88%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            First National Bank of             I                 58.23%          5.76%
                            Chicago                         Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, IL 60670-0001
                            Trussal and Company                I                 28.20%          4.51%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Municipal Money
  Market Fund.............  Trussal and Company                I                 92.55%          3.55%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Managed Assets
  Conservative Fund.......  Corelink Financial, Inc.           A                  7.37%          5.87%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                A                  7.04%          5.61%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            First Chicago NBD TTEE             I                 83.32%         12.08%
                            First Chicago NBD Svgs &        Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            Trussal and Company                I                 14.63%          2.12%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Managed Assets
  Balanced Fund...........  Corelink Financial, Inc.           A                 27.14%         36.24%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            First Chicago NBD TTEE             A                 12.45%          9.61%
                            Clarian Health Partners Inc.    Record
                            Defined Contribution Plan
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            Trussal and Company                A                 11.06%          8.54%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc            B                  6.83%          0.83%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            First Chicago NBD TTEE             I                 66.43%         31.74%
                            First Chicago NBD Svgs &        Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            Trussal and Company                I                 33.05%         15.79%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Managed Assets
  Growth Fund.............  Trussal and Company                A                 31.03%          6.31%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc.....       A                  6.42%          1.30%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                I                 99.98%          1.55%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Equity Income Fund........  Corelink Financial, Inc            A                 12.93%          2.16%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                I                 56.50%         35.07%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 38.26%         23.75%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Growth Fund...............  Corelink Financial, Inc            B                 11.15%          0.21%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            Trussal and Company                I                 47.09%         17.88%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 50.07%         19.02%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Intrinsic Value Fund......  Corelink Financial, Inc            A                 22.03%         16.37%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                A                 21.17%         15.74%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc            B                  6.56%          0.98%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                I                 73.89%         28.89%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 10.19%          3.99%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Inner Wharf & Co                   I                  8.95%          3.50%
                            American National Bank          Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
Growth and Value
  Fund....................  Trussal and Company                A                 29.59%         20.73%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc            A                 14.10%          9.88%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Corelink Financial, Inc            B                  7.83%          2.49%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            Trussal and Company                I                 73.48%         43.06%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            First Chicago NBD TTEE             I                 10.05%          5.89%
                            First Chicago NBD Svgs &        Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            Eagle & Co                         I                  7.99%          4.69%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Equity Index Fund.........  Corelink Financial, Inc            A                 27.14%         15.48%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Trussal and Company                A                  8.49%          4.84%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            NBD Bank TTEE                      A                  8.37%          4.78%
                            American Axle &                 Record
                            Manufacturing Inc.
                            Personal S/P Hourly Rate
                            Associates
                            900 Tower Drive
                            Troy, MI 48098
                            Putnam Fiduciary Trust Co          A                  6.36%          3.63%
                            TTEE                            Record
                            Market Square P/A Plan
                            Attn: Lisa Dory
                            859 Willard Street Ms B-3-B
                            Quincy, MA 02269-9110
                            First Chicago NBD TTEE             A                  5.34%          3.05%
                            Honigman Miller Schwartz &      Record
                            Cohn
                            Profit Sharing Plan
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            NBD Bank as TTEE                   A                  5.26%          3.00%
                            Reilly Industries Inc.          Record
                            401(k)
                            Deferred Savings Plan
                            107 N Cross St. Ste 2092
                            Wheaton, IL 60187

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            Trussal and Company                I                 93.55%         49.80%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
Intermediate Bond
  Fund....................  Trussal and Company                A                 48.32%         29.52%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Canadaigua Brands Inc              A                 17.90%         10.94%
                            401(k) and Profit Sharing       Record
                            Plan
                            300 Willowbrook Office Park
                            Fairport, NY 14450
                            Corelink Financial, Inc            A                  9.93%          6.07%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Corelink Financial, Inc            B                 21.56%          0.63%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            Donaldson Lufkin Jenrette          B                  6.32%          0.18%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Trussal and Company                I                 75.64%         32.98%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 21.42%          9.34%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Multi Sector Bond
  Fund....................  Trussal and Company                A                 31.94%         15.76%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc            A                 13.48%          6.65%
                            1855 Gateway Blvd Ste 500       Record
                            Concord, CA 94520
                            First Chicago as TTEE              A                  8.22%          4.06%
                            McDonough Assoc.                Record
                            218 E Wesley St Ste 2030
                            Wheaton, IL 60187-5317

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            First Chicago                      A                  6.23%          3.07%
                            Brambles USA Inc Pro & Sal      Record
                            Plan
                            107 N Cross St Ste 2092
                            Wheaton, IL 60187-5317
                            Donaldson Lufkin Jenrette          B                 15.52%          0.65%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Trussal and Company                I                 82.32%         26.56%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 14.43%          4.65%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Short Bond Fund...........  Trussal and Company                A                 80.55%          4.06%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Donaldson Lufkin Jenrette          B                 75.18%          2.99%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            BA Investment Services, Inc        B                 16.72%          1.74%
                            185 Berry St.                   Record
                            San Francisco, CA 94107
                            Trussal and Company                I                 98.05%         35.79%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
High Yield Bond Fund......  Trussal and Company                A                 48.44%         48.41%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Donaldson Lufkin Jenrette          A                 24.46%         24.45%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Donaldson Lufkin Jenrette          B                 80.99%         78.41%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998

                                                                                              PRO FORMA
                                                                                            PERCENTAGE OF
                                                                              PERCENTAGE    CLASS OF ONE
                                                           CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS             TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------  -----------------   -----------   -------------
                            Trussal and Company                I                 37.44%         27.98%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                         I                 23.72%         17.73%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Inner Wharf & Co                   I                 20.96%         15.67%
                            c/o State Street Bank           Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
                            Inner Wharf & Co                   I                 15.60%         11.66%
                            c/o State Street Bank           Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
Intermediate
  Municipal Bond
  Fund....................  Donald Lufkin Jenrette             A                  5.42%          3.08%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Donaldson Lufkin Jenrette          B                 50.80%          4.15%
                            Securities Corporation Inc.     Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Eagle & Co                         I                 82.58%         36.87%
                            American National Bank          Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602
                            Trussal and Company                I                 16.63%          7.42%
                            c/o NBD Bank                    Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098

     As of December 18, 1998, the name, address and percentage of ownership of each person who owns of record 5% or more of any class of shares of the Continuing Pegasus Funds is listed below. Prior to the Continuing Pegasus Funds Transaction the New One Group Funds will have only nominal assets.

Accordingly, the persons who own of record 5% or more of any class of shares of the Continuing Pegasus Funds will not materially change upon consummation of the Continuing Pegasus Funds Transaction.

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
Michigan Municipal Money
  Market Fund.............  NBD Michigan                        A                 32.05%         32.05%
                            Attn: M E Bradley                Record
                            9000 Haggerty Road
                            Belleville, MI 48111
                            Richard H. Brown                    A                 11.88%         11.88%
                            6775 3 Mile Road NE              Record
                            Ada, MI 49301-9538
                            American Plastic Toys Inc.          A                  6.30%          6.30%
                            799 Ladd Road                    Record
                            PO Box 100
                            Walled Lake, MI 48390
                            Trussal and Company                 I                 88.72%         88.72%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Inner Lake & Co.                    I                  5.94%          5.94%
                            c/o State Street Bank            Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
Cash Management Fund......  Eagle & Co                          I                 42.67%         42.67%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            First National Bank of              I                 19.97%         19.97%
                            Chicago                          Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, IL 60670-0001
                            Trussal and Company                 I                 18.85%         18.85%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Morand & Co.                        I                  7.92%          7.92%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 7
                            Chicago, IL 60602-3902

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            NBD Bank NA                         S                 58.49%         58.49%
                            Attn: Mary Ellen Bradley         Record
                            9000 Haggerty Road
                            Belleville, MI 48111
                            First National Bank of              S                 24.74%         24.74%
                            Chicago                          Record
                            Cash Management Dept
                            Attn: Brian Finegan
                            Ste 0256 6th Floor
                            525 W Monroe St.
                            Chicago, IL 60661-3629
                            First National Bank of              S                 12.73%         12.73%
                            Chicago                          Record
                            Attn: Commercial Products
                            1 1st National Plaza Ste
                            0649
                            Chicago, IL 60670
Treasury Cash Management
  Fund....................  First National Bank of              I                 55.79%         55.79%
                            Chicago                          Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, IL 60670-0001
                            Eagle & Co                          I                 27.90%         27.90%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Trussal and Company                 I                  9.11%          9.11%
                            c/o NBD Company                  Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Acordia of Illinois Inc.            I                  7.20%          7.20%
                            650 E Algonquin Rd Ste 300       Record
                            Schaumburg, IL 60173-3853
                            NBD Bank NA                         S                 77.63%         77.63%
                            Attn: Mary Ellen Bradley         Record
                            9000 Haggerty Road
                            Belleville, MI 48111
                            American National Bank              S                 10.74%         10.74%
                            33 N La Salle St FL 7            Record
                            Chicago, IL 60602-2607

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            First National Bank of              S                  5.28%          5.28%
                            Chicago                          Record
                            Cash Management Dept
                            Attn: Brian Finegan
                            Ste 0256 6th Floor
                            525 W Monroe St.
                            Chicago, IL 60661-3629
                            First National Bank of              S                  5.06%          5.06%
                            Chicago                          Record
                            Attn: Commercial Products
                            1 1st National Plaza Ste
                            0649
                            Chicago, IL 60670
Treasury Prime Cash
  Management Fund.........  Hella North America Holding         I                 38.67%         38.67%
                            Inc.                             Record
                            1101 Vincennes Ave
                            PO Box 398
                            Flora, IL 62839-0398
                            First National Bank of              I                 33.98%         33.98%
                            Chicago                          Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, IL 60670-0001
                            Trussal and Company                 I                 13.29%         13.29%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            First National Bank of              I                  8.24%          8.24%
                            Chicago                          Record
                            Cash Management Dept.
                            Attn: Brian Finegan
                            Ste 0256 6th Floor
                            525 W Monroe Street
                            Chicago, IL 60661-3629
                            First National Bank of              S                 39.77%         39.77%
                            Chicago                          Record
                            Cash Management Dept
                            Attn: Brian Finegan
                            Ste 0256 6th Floor
                            525 W Monroe St.
                            Chicago, IL 60661-3629

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            First National Bank of              S                 21.30%         21.30%
                            Chicago                          Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            One N State St 9th Floor
                            Mail St 0126
                            Chicago, IL 60670-0126
                            First National Bank of              S                 15.60%         15.60%
                            Chicago                          Record
                            Attn: Commercial Products
                            1 1st National Plaza Ste
                            0649
                            Chicago, IL 60670
                            Morand & Co                         S                 14.90%         14.90%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
U.S. Government Securities
  Cash Management Fund....  First National Bank of              I                 87.57%         87.57%
                            Chicago                          Record
                            Corporate Trust
                            Administration
                            Attn: Cash Sweep Coordinator
                            1 F&B Plaza Ste 0126
                            Chicago, ILL 60670-0001
                            Eagle & Co                          I                  5.85%          5.85%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            First National Bank of              S                 53.28%         53.28%
                            Chicago                          Record
                            Cash Management Dept
                            Attn: Brian Finegan
                            Ste 0256 6th Floor
                            525 W Monroe St.
                            Chicago, IL 60661-3629
                            First National Bank of              S                 22.62%         22.62%
                            Chicago                          Record
                            Attn: Commercial Products
                            1 1st National Plaza Ste
                            0649
                            Chicago, IL 60670
                            Morand & Co.                        S                 13.81%         13.81%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
Municipal Cash Management
  Fund....................  Eagle & Co                          I                 73.82%         73.82%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Morand & Co.                        I                 12.35%         12.35%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 7
                            Chicago, IL 60602-3902
                            Trussal and Company                 I                 10.59%         10.59%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            NBD Bank NA                         S                 93.54%         93.54%
                            Attn: Mary Ellen Bradley         Record
                            9000 Haggerty Road
                            Belleville, MI 48111
                            First National Bank of              S                  6.46%          6.46%
                            Chicago                          Record
                            Attn: Commercial Products
                            1 1st National Plaza Ste
                            0649
                            Chicago, IL 60670
Mid-Cap Opportunity Fund    Corelink Financial, Inc.            A                 18.65%         18.65%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520
                            Trussal and Company                 A                 13.67%         13.67%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            NBD Bank TTEE                       A                  7.10%          7.10%
                            American Axle &                  Record
                            Manufacturing Inc.
                            Personal S/P Hourly Rate
                            Associates
                            900 Tower Drive
                            Troy, MI 48098
                            MAC and Company                     A                  6.79%          6.79%
                            Mutual Funds Operations          Record
                            PO Box 3198
                            Pittsburgh, PA 15230
                            Corelink Financial, Inc.            B                  8.88%          8.88%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            Trussal and Company                 I                 77.01%         77.01%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            First Chicago NBD TTEE              I                 11.15%         11.15%
                            First Chicago NBD Svgs &         Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
                            Eagle & Co                          I                  7.97%          7.97%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Small-Cap Opportunity
  Fund....................  Trussal and Company                 A                 15.47%         15.47%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc.            A                 12.49%         12.49%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520
                            NBD as Trustee                      A                 12.13%         12.13%
                            Banker Systems, Inc.             Record
                            Employees Profit Sharing
                            Plan
                            107 N. Cross Street Ste 2092
                            Wheaton, IL 60187
                            Corelink Financial, Inc.            B                 10.98%         10.98%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520
                            Trussal and Company                 I                 46.45%         46.45%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                          I                 45.99%         45.99%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
Market Expansion Index
  Fund....................  Covenant Trust Company TTEE         A                 99.28%         99.28%
                            Jolene M Petersen Rev. Trust     Record
                            5101 N Francisco Ave
                            Chicago, IL 60625

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            BISYS Fund Services Ohio
                            Inc.                                B                100.00%        100.00%
                            Attn: Fund Administration        Record
                            3435 Stelzer Road
                            Columbus, OH 43219
                            HOJO and Company                    I                 84.61%         84.61%
                            c/o American National Bank       Record
                            1 North La Salle Third Floor
                            Chicago, IL 60690
                            Morand & Co.                        I                 10.73%         10.73%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
International Equity Fund   Trussal and Company                 A                 21.80%         21.80%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc.            A                  5.60%          5.60%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520
                            Corelink Financial, Inc.            B                 10.73%         10.73%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520
                            Trussal and Company                 I                 54.10%         54.10%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co.                         I                 35.52%         35.52%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Inner Wharf & Co.                   I                  5.88%          5.88%
                            American National Bank           Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
Bond Fund.................  Trussal and Company                 A                 21.29%         21.29%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Corelink Financial, Inc.            A                  8.38%          8.38%
                            1855 Gateway Blvd Ste 500        Record
                            Concord, CA 94520

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
                            Putnam Fiduciary Trust Co           A                  7.31%          7.31%
                            TTEE                             Record
                            Market Square P/S Plan
                            Attn: Lisa Doty
                            859 Willard Street
                            Quincy, MA 02269-9110
                            Putnam Fiduciary Trust Co           A                  5.96%          5.96%
                            TTEE                             Record
                            Elco Textron Inc.
                            Attn: K Barry
                            859 Willard Street
                            Quincy, MA 02269-9110
                            Trussal and Company                 I                 63.16%         63.16%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                          I                 17.79%         17.79%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902
                            Inner Wharf & Co                    I                 12.39%         12.39%
                            American National Bank           Record
                            1 Heritage Drive JP2N
                            North Quincy, MA 02171
                            First Chicago NBD TTEE              I                  5.09%          5.09%
                            First Chicago NBD Svgs &         Record
                            Invsmt Pln
                            c/o Putnam Investments
                            PO Box 9740
                            Providence, RI 02940-9740
Municipal Bond Fund.......  Donald Lufkin Jenrette              A                 17.13%         17.13%
                            Securities Corporation Inc.      Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Donald Lufkin Jenrette              B                 15.17%         15.17%
                            Securities Corporation Inc.      Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Trussal and Company                 I                 67.81%         67.81%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098
                            Eagle & Co                          I                 27.11%         27.11%
                            American National Bank           Record
                            Mutual Fund Processing Unit
                            1 N La Salle St FL 3
                            Chicago, IL 60602-3902

                                                                                               PRO FORMA
                                                                                             PERCENTAGE OF
                                                                               PERCENTAGE    CLASS OF ONE
                                                            CLASS OF SHARES     OF CLASS      GROUP FUND
                                      NAME AND                 OWNED AND        OWNED ON       OWNED ON
REORGANIZING PEGASUS FUND             ADDRESS              TYPE OF OWNERSHIP   RECORD DATE   CONSUMMATION
-------------------------   ----------------------------   -----------------   -----------   -------------
Short Municipal Bond
  Fund....................  Donaldson Lufkin Jenrette           A                 80.44%         80.44%
                            Securities Corporation Inc.      Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Donaldson Lufkin Jenrette           B                 99.91%         99.91%
                            Securities Corporation Inc.      Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
Michigan Municipal Bond
  Fund....................  James R. Donahey                    A                 13.71%         13.71%
                            Pat J. Donahey Jt Ten            Record
                            421 Highland
                            Ann Arbor, MI 48104
                            Donaldson Lufkin Jenrette           B                 39.21%         39.21%
                            Securities Corporation Inc.      Record
                            PO Box 2052
                            Jersey City, NJ 07303-9998
                            Trussal and Company                 I                 97.10%         97.10%
                            c/o NBD Bank                     Record
                            Attn: Pegasus Funds
                            900 Tower Drive Eighth Floor
                            Troy, MI 48098

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

     As of December 18, 1998, the trustees/directors and officers of Pegasus, as a group, owned less than 1% of the outstanding shares of each of the Pegasus Funds.

     On December 18, 1998, Trussal & Co., 9000 Haggerty Road, Belleville, Michigan 48111, held of record the outstanding Class I Shares, as listed below, of each investment portfolio of the Pegasus Funds as nominee of NBD Bank's Trust Division and affiliated banks which acted as agent or custodian on behalf of their customers. NBD Bank possessed or shared voting or investment power and may be deemed for certain purposes to be the beneficial owner with respect to those Class I Shares listed below at December 18, 1998.

              PEGASUS FUND                  TRUSSAL & CO.           NBD BANK
              ------------                ------------------    -----------------
Money Market Fund.......................  1,280,769,437.11            808,478,392.62
Treasury Money Market Fund..............    216,925,138.00            166,486,813.00
Municipal Money Market Fund.............    615,975,145.00            484,490,501.00
Michigan Municipal Money Market Fund....    106,922,069.00             83,067,045.00
Cash Management Fund....................    217,889,364.00            140,853,420.50
Treasury Cash Management Fund...........      2,701,199.00                300,282.00
Treasury Prime Cash Management Fund.....     18,557,837.00              4,413,497.00
U.S. Government Securities Cash
  Management Fund.......................      7,769,429.52              2,239,825.00

              PEGASUS FUND                  TRUSSAL & CO.           NBD BANK
              ------------                ------------------    -----------------
Municipal Cash Management Fund..........     62,984,470.00       12,846,757.00
Managed Assets Conservative Fund........        149,720.252         147,712.68
Managed Assets Balanced Fund............      2,531,209.234       1,823,972.223
Managed Assets Growth Fund..............        104,250.46           98,027.01
Equity Income Fund......................     26,590,246.153      22,651,959.445
Growth Fund.............................     21,212,169.415      19,349,032.044
Mid-Cap Opportunity Fund................     37,347,572.185      33,263,961.135
Small-Cap Opportunity Fund..............      8,653,848.918       7,887,034.458
Intrinsic Value Fund....................     24,588,949.841      22,927,033.30
Growth and Value Fund...................     53,907,135.742      49,233,671.633
Equity Index Fund.......................     25,730,701.432      19,442,426.08
Market Expansion Index Fund.............         74,586.659          10,226.08
International Equity Fund...............     22,202,377.706      21,469,366.271
Intermediate Bond Fund..................     40,331,302.904      35,345,596.870
Bond Fund...............................     74,802,802.692      70,279,374.506
Short Bond Fund.........................     31,703,469.147      30,393,177.461
Multi Sector Bond Fund..................     39,268,239.668      36,678,680.11
High Yield Bond Fund....................      2,934,712.597       2,616,316.789
Municipal Bond Fund.....................     43,909,831.724      37,083,617.83
Short Municipal Bond Fund...............     11,426,245.897       8,489,712.530
Intermediate Municipal Bond Fund........      6,306,638.94        5,427,503.623
Michigan Municipal Bond Fund............     26,292,212.795      21,989,274.408
                                          ==================    =================

     As of December 18, 1998, the Automated Cash Management System ("ACMS"), 9000 Haggerty Road, Belleville, Michigan 48111, held of record the following Class I Shares on behalf of its participants (no participant owned beneficially 5% or more of such Shares):

                                                                  PERCENT OF         PERCENT OF
                                                NUMBER OF        CLASS OWNED      FUND SHARES OWNED
               PEGASUS FUND                    SHARES HELD      ON RECORD DATE     ON RECORD DATE
               ------------                  ---------------    --------------    -----------------
Money Market Fund..........................           0
Treasury Money Market Fund.................  16,351,001.46           2.13%               1.47%
Municipal Money Market Fund................  24,004,004.39           3.61%               2.74%
Michigan Municipal Money Market Fund.......   3,579,918.63           2.97%               1.90%
Cash Management Fund.......................           0
Treasury Cash Management Fund..............           0
Treasury Prime Cash Management Fund........           0
U.S. Government Securities Cash............           0
Management Fund............................           0
Municipal Cash Management Fund.............           0

     As of December 18, 1998, the name, address and percentage of ownership of the persons who owned of record 5% or more of the outstanding shares of the respective share classes of the Existing One Group Funds are as follows:

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Charles Schwab & Co. Inc.              Large Company Growth Fund             5.11%      Record           4.81%
Special Custody Account for the        Class A
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Dean Witter For The Benefit Of         Large Company Growth Fund            11.93%      Record          11.93%
Selma J Berry & Colin G Berry JTTEN    Class C
Church St Station -- PO Box 250
New York, NY 10008-0250

Dean Witter Reynolds Cust For          Large Company Growth Fund             8.00%      Record           8.00%
Alvin B Wesneski                       Class C
P.O. Box 250 Church Street Station
New York, NY 10008-0250

Strafe & Co                            Large Company Growth Fund            89.16%      Record          55.32%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                   Large Company Growth Fund            11.49%      Beneficial       7.13%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Banc One Sec Svgs Plan                 Large Company Growth Fund            10.40%      Beneficial       6.45%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Strafe & Co                            Disciplined Value Fund               86.61%      Record          52.63%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Banc One Corporation                   Disciplined Value Fund               12.91%      Beneficial       7.84%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

The One Group Investor Growth Fund     Disciplined Value Fund                5.14%      Beneficial       3.12%
The One Group Services Company         Class I
3435 Stelzer Road
Columbus, OH 43219-6004

Dean Witter For The Benefit Of         Income Bond Fund                     11.02%      Record           5.58%
Alpert Corp Money Purchase Plan        Class A
Steven Kurtz TTEE
5 World Trade Center 6th Floor
New York, NY 10048-0205

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Strafe & Co                            Income Bond Fund                     88.35%      Record          59.85%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

J Noland Singletary                    Intermediate Tax-Free Fund            6.18%      Beneficial       2.65%
7350 Bocage Blvd                       Class A
Baton Rouge LA 70809-1138

Dean Witter For the Benefit of         Intermediate Tax-Free Fund            6.05%      Record           2.60%
Jerome Kearns &                        Class A
PO Box 250 Church Street Station
New York, NY 10008-0250

Norwest Bank Co NA TTEE                Intermediate Tax-Free Fund            5.04%      Record           2.16%
FBO Eliot S Wolff                      Class A
1740 Broadway
Denver, CO 80274-0002

Dean Witter For The Benefit Of         Intermediate Tax-Free Fund            5.31%      Record           4.88%
Leon Morgan Trust                      Class B
C/O Leon Morgan TTEE
Church St Station -- PO Box 250
New York, NY 10013-0250

Strafe & Co                            Intermediate Tax-Free Fund           99.51%      Record          55.13%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

Dean Witter FBO                        Prime Money Market Fund              55.34%      Record          17.74%
Banc One Securities                    Class A
PO Box 250
Church Street Station
New York, NY 10013-0250

BISYS Fund Services Inc                Prime Money Market Fund              30.70%      Record           9.84%
Fbo Bank One Corporate Sweep           Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

Strafe & Co                            Prime Money Market Fund              78.66%      Record          50.88%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One Trust Company NA              Prime Money Market Fund               7.31%      Record           4.73%
Omnibus-Corporate Cash Sweep AC        Class I
Attn Cash Management DB3
235 W Schrock Rd
Westerville OH 43081-2874

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
BISYS Fund Services Inc                US Treasury Securities Money         22.68%      Record          18.71%
Fbo Bank One Corporate Sweep           Market Fund
3435 Stelzer Road Suite 1000           Class A
Columbus OH 43219-6004

National Financial Services Corp       US Treasury Securities Money         21.46%      Record          17.70%
Fbo Our Customers                      Market Fund
200 Liberty St World Financial CT      Class A
New York, NY 10281-1003

BISYS Fund Services Inc                US Treasury Securities Money         20.18%      Record          16.65%
Fbo Bank One Securities                Market Fund
3435 Stelzer Road Suite 1000           Class A
Columbus OH 43219-6004

Dean Witter FBO                        US Treasury Securities Money         16.96%      Record          13.99%
Banc One Securities                    Market Fund
PO Box 250                             Class A
Church Street Station
New York NY 10013-0250

BISYS Fund Services Inc                US Treasury Securities Money         15.85%      Record          13.08%
Fbo Bank One Texas Sweep               Market Fund
Attn Mike Bryan                        Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

State Street Bank & Trust Co           US Treasury Securities Money          8.76%      Record           8.76%
CUST for the IRA Rollover of           Market Fund
Michael R Nides                        Class B
2046A Dickory Ave
New Orleans, LA 70123-5317

NFSC FEBO #093-954381                  US Treasury Securities Money          7.62%      Record           7.62%
Chung Shing Chiang                     Market Fund
3337 Somerset                          Class B
New Orleans, LA 70131-5361

Dean Witter For the Benefit Of         US Treasury Securities Money          7.52%      Record           7.52%
Mary Sue Gilpin                        Market Fund
413 Dunmoreland Circle                 Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

NFSC FEBO #AFL-668885                  US Treasury Securities Money          6.82%      Record           6.82%
FNBC Cust Collateral Acct FBO          Market Fund
Sterling H Smith                       Class B
Carolyn S Smith
PO Box 493
Amite, LA 70422

State Street Bank & Trust Co           US Treasury Securities Money          5.48%      Record           5.48%
Sep IRA Jeffrey S Lux                  Market Fund
2220 Justice Street                    Class B
Monroe, LA 71201-3620

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Dean Witter For the Benefit Of         US Treasury Securities Money         49.78%      Record          49.78%
Martin Homes Inc Prof Shar Pln         Market Fund
PO Box 250 Church Street Station       Class C
New York, NY 10008-0250

Evelyn C Balser                        US Treasury Securities Money         15.72%      Beneficial      15.72%
Raymond F Balser JT TEN                Market Fund
191 Brigham Hill Rd                    Class C
North Grafton, MA 01536-1117

Dean Witter Reynolds Cust For          US Treasury Securities Money         12.57%      Record          12.57%
Paul E Puckett                         Market Fund
PO Box 250 Church Street Station       Class C
New York, NY 10008-0250

Dean Witter For The Benefit Of         US Treasury Securities Money          7.54%      Record           7.54%
Osareni Christopher Ogiesoba &         Market Fund
Margaret Iyobosa Ogiesoba JTTE         Class C
Church Street Station -- PO Box 250
New York, NY 10013-0250

Dean Witter For The Benefit Of         US Treasury Securities Money          7.39%      Record           7.39%
Steven R Swift &                       Market Fund
PO Box 250  -- Church Street Station   Class C
New York, NY 10008-0250

Strafe & Co (N)                        US Treasury Securities Money         85.30%      Record          71.66%
BOIA -- One Group Operations           Market Fund
1111 Polaris Parkway                   Class I
PO Box 710211
Columbus OH 43271-0211

Bank one Trust Company NA              US Treasury Securities Money         14.39%      Record          12.09%
Omnibus-Corporate Cash Sweep AC        Market Fund
Attn: Cash Management DB3              Class I
235 W Schrock Rd
Westerville OH 43081-2874

Dean Witter FBO                        Municipal Money Market Fund          42.88%      Record          19.01%
Banc One Securities                    Class A
PO Box 250
Church Street Station
New York NY 10013-0250

BISYS Fund Services Inc                Municipal Money Market Fund          25.04%      Record          11.10%
FBO Bank One Corporate Sweep           Class A
3435 Stelzer Road Suite 1000
Columbus OH 43219-6004

National Financial Services Corp       Municipal Money Market Fund          24.31%      Record          10.78%
FBO Our Customers                      Class A
200 Liberty St World Financial Ct
New York, NY 10281-1003

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Strafe & Co                            Municipal Money Market Fund          97.32%      Record          46.49%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus, OH 43271-0211

DC Livestock Co Ltd Part Yea           Municipal Money Market Fund           5.53%      Beneficial       2.64%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of         Income Equity Fund                   68.83%      Record          68.83%
McKee Char TR/Lynn A Hammond & Clare   Class C
W White Co-TTEES
Church St Station -- PO Box 250
New York NY 10013-0250

UMB Bank Cust Fbo                      Income Equity Fund                    6.94%      Record           6.94%
Bruce W Young IRA                      Class C
718 Sycamore Ave SPC 200
Vista CA 92083-7952

Dean Witter For The Benefit Of         Income Equity Fund                    5.69%      Record           5.69%
Williams Brother Construction Inc      Class C
401(K) PSP Thomas J Williams
Church St Station -- PO Box 250
New York NY 10013-0250

Strafe & Co                            Income Equity Fund                   92.60%      Record          35.00%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo           Equity Index Fund                    36.52%      Record          15.69%
The One Investment Solution            Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo           Equity Index Fund                    61.28%      Record          61.28%
The One Investment Solution            Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                           Equity Index Fund                    86.82%      Record          40.55%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Plan-Equity Fund     Equity Index Fund                    32.48%      Beneficial      15.17%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Wallace & Co                           Limited Volatility Bond Fund          6.79%      Record           3.57%
PO Box 21119                           Class A
Shreveport LA 71152-0001

Strafe & Co.                           Limited Volatility Bond Fund         90.20%      Record          57.26%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Securities Corp Fbo           Value Growth Fund                    22.25%      Record           6.65%
The One Investment Solution            Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp Fbo           Value Growth Fund                    83.10%      Record          83.10%
The One Investment Solution            Class C
733 Greencrest Dr
Westerville OH 43081-4903

Strafe & Co.                           Value Growth Fund                    80.98%      Record          33.57%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

The One Group Investor Growth Fund     Value Growth Fund                     5.64%      Beneficial       2.34%
C/O Mark Redman                        Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth &        Value Growth Fund                     5.53%      Beneficial       2.29%
Income Fund                            Class I
C/O Mark Redman
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

Banc One Securities Corp FBO           Intermediate Bond Fund               54.73%      Record          21.21%
The One Investment Solution            Class A
733 Greencrest Dr
Westerville OH 43081-4903

Banc One Securities Corp FBO           Intermediate Bond Fund               44.33%      Record          44.33%
The One Investment Solution            Class C
733 Greencrest Dr
Westerville OH 43081-4903

Dean Witter For The Benefit Of         Intermediate Bond Fund                7.15%      Record           7.15%
Dennis J Furlong &                     Class C
PO Box 250 Church Street Station
New York NY 10008-0250

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Dean Witter For The Benefit Of         Intermediate Bond Fund                5.82%      Record           5.82%
Williams Brother Construction          Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                           Intermediate Bond Fund               90.70%      Record          51.26%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Bank One TTEE                          Investor Growth Fund                  5.76%      Record           4.58%
Harrison Holding Corp 401K             Class A
C/O Banc One Investment Mgmt
Retirement Services -- Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Dean Witter For The Benefit Of         Investor Growth Fund                  5.27%      Record           5.27%
William D Robertson DDS PSP            Class C
PO Box 250 Church Street Station
New York NY 10008-0250

Strafe & Co.                           Investor Growth Fund                 66.15%      Record          64.93%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Sec Svgs Pl -- Inv Grwth      Investor Growth Fund                 19.20%      Beneficial      18.85%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Bank One TTEE                          Investor Growth Fund                 12.29%      Record          12.06%
Brillion Iron Works P/S                Class I
C/O Banc One Investment Mgmt
Retirement Services -- Daily R K
190 Heatherdown Drive
Westerville OH 43081-2868

Virginia R Corrin                      Investor Growth Fund                  9.02%      Beneficial       8.85%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Dean Witter For The Benefit Of         Investor Growth & Income Fund         8.09%      Record           8.09%
St Mary's Educational Endowment        Class C
Foundation
Church St Station PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of         Investor Growth & Income Fund         7.49%      Record           7.49%
Milo L Meacham Jr                      Class C
PO Box 250 Church Street Station
New York NY 10008-0250

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Strafe & Co.                           Investor Growth & Income Fund        81.32%      Record          42.42%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Revco D.S., Inc. Serp -- Trust A       Investor Growth & Income Fund        14.24%      Beneficial       7.05%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Banc One Sec Svgs Plan                 Investor Growth & Income Fund        13.52%      Beneficial       4.28%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Institutional Trust Co TTEE            Investor Balanced Fund                8.21%      Record           4.57%
PBC Industrial Supplies Inc Plan       Class A
PO Box 77405
Atlanta, GA 30357-1405

State Street Bank & Trust Co           Investor Balanced Fund                6.60%      Record           6.60%
Cust For The IRA Rollover Of           Class C
George L Allison
768 E Indiana Ave
Spencer IN 47460-1538

Dean Witter For The Benefit Of         Investor Balanced Fund                6.33%      Record           6.33%
Joseph A Hess                          Class C
IRA Standard Dated 11/18/97
Church St Station -- PO Box 250
New York NY 10013-0250

Dean Witter For The Benefit Of         Investor Balanced Fund                5.88%      Record           5.88%
James B White & Norma J White JTTEN    Class C
Church St Station -- PO Box 250
New York NY 10013-0250

Strafe & Co.                           Investor Balanced Fund               82.57%      Record          70.65%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Kenosha Carpenters #161 Pens-Mgd       Investor Balanced Fund                8.34%      Beneficial       7.14%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Centennial Liquor Retirement Plan      Investor Balanced Fund                7.87%      Beneficial       6.73%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

Affiliated MPP                         Investor Balanced Fund                5.58%      Beneficial       4.77%
100 E Broad Street                     Class I
Columbus, OH 43215-3607

                                                                                                      PRO FORMA
                                                                                                    PERCENTAGE OF
                                                                                                    CLASS OF ONE
                                                                                                     GROUP FUND
                                                                        PERCENTAGE OF    TYPE OF      OWNED ON
NAME AND ADDRESS                                 FUND/CLASS               OWNERSHIP     OWNERSHIP   CONSUMMATION
----------------                                 ----------             -------------   ---------   -------------
Josephine M Gibson                     High Yield Bond Fund                 95.61%      Record           1.10%
James L Gibson JR JT TEN               Class A
3636 Janlin Court
Cincinnati, OH 45211-6306

Dean Witter For the Benefit Of         High Yield Bond Fund                 90.43%      Record           2.98%
Charles M Westerfield &                Class B
PO Box 250 Church Street Station
New York, NY 10008-0250

The One Group Services Company         High Yield Bond Fund                  8.33%      Record           0.27%
C/O Fund Administration                Class B
3435 Stelzer Road
Columbus OH 43219-6004

Strafe & Co.                           High Yield Bond Fund                 39.68%      Record          10.05%
BOIA -- One Group Operations           Class I
1111 Polaris Parkway
PO Box 710211
Columbus OH 43271-0211

Banc One Corporation                   High Yield Bond Fund                 39.31%      Beneficial       9.96%
100 E. Broad Street                    Class I
Columbus, OH 43215

The One Group Investor Growth &        High Yield Bond Fund                 31.45%      Beneficial       7.97%
Income Fund                            Class I
C/O Mark Redman
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

The One Group Investor Growth Fund     High Yield Bond Fund                 27.89%      Beneficial       7.07%
C/O Mark Redman                        Class I
The One Group Services Company
3435 Stelzer Road
Columbus OH 43219-6004

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class.

     As of December 18, 1998, the trustees and officers of One Group Funds, as a group, owned less then 1% of the outstanding shares of the respective share classes of each of the One Group's investment portfolios.

     APPRAISAL RIGHTS. Shareholders are not entitled to any rights of share appraisal under Pegasus' Declaration of Trust or By-laws, or under the laws of the Commonwealth of Massachusetts, in connection with the Reorganization. Shareholders have, however, the right to redeem from Pegasus their Pegasus Portfolio shares at net asset value until the effective time of the Reorganization, and thereafter shareholders may redeem from One Group the shares of the One Group Fund acquired by them in the Reorganization at net asset value.

     QUORUM. In the event that a quorum is not present at the Meeting, or in the event that a quorum is present at the Meeting but sufficient votes to approve the Reorganization Agreement and the transactions contemplated thereby are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of the proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization Agreement, in favor of such adjournments, and will vote those proxies required to be voted AGAINST such Proposal against any adjournment. A shareholder vote may be taken with respect to one or more of the share classes on the Proposal prior to any such adjournment as to which sufficient votes have been received for approval. A quorum is constituted with respect to each of the share classes of each of the Pegasus Portfolios by the presence in person or by proxy of the holders of more than 50% of the outstanding shares thereof entitled to vote at the Meeting. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions, but not broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power), will be treated as shares that are present at the Meeting but which have not been voted. Abstentions and broker "non-votes" will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Proposal.

     ANNUAL MEETINGS. Neither One Group nor Pegasus presently intends to hold annual meetings of shareholders for the election of trustees and other business unless otherwise required by the 1940 Act. Under certain circumstances, however, holders of at least 10% of the outstanding shares of Pegasus or 20% of the outstanding shares of One Group have the right to call a meeting of shareholders. Shareholder proposals to be considered at a meeting must be submitted within a reasonable period of time.

             ADDITIONAL INFORMATION ABOUT THE ONE GROUP AND PEGASUS

     Information about the Existing One Group Funds is included in the Prospectuses accompanying this Combined Prospectus/Proxy Statement, which are incorporated by reference herein. Additional information about these Funds is included in their Statement of Additional Information dated November 1, 1998, which have been filed with the SEC under the Securities Act of 1933 and Investment Company Act of 1940. The file numbers of The One Group Prospectuses and Statements of Additional Information are Registration Numbers 002-95973/811-04236. A copy of the Statement of Additional Information may be obtained without charge by writing The One Group Services Company at 3435 Stelzer Road, Columbus, Ohio 43219 or by calling 1-800-480-4111. Information about Pegasus is incorporated herein by reference from its Prospectuses dated April 30, 1998 and Statements of Additional Information, dated April 30, 1998, copies of which may be obtained without charge by writing or calling Pegasus at the address and telephone number shown on the cover page of this Combined Prospectus/Proxy Statement. The SEC file numbers for the Pegasus Fund's Prospectuses and related Statements of Additional Information are Registration Numbers 33-13990/811-5148.

     The One Group and Pegasus are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, as applicable, and, in accordance with such requirements, files proxy materials, reports and other information with the SEC. Reports and other information filed by One Group and Pegasus can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices at 7 World Trade Center, Suite 1300, New York, New York 10048; 500 West Madison Street, Suite 1400, Chicago, Illinois 60661; 90 Devonshire Street, Suite 700, Boston, MA 02109; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such material may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The SEC maintains a website (www.SEC.gov) which also contains Prospectuses and Statements of Additional Information and other information regarding The One Group and Pegasus.

                                   LITIGATION

     Neither Pegasus nor One Group is involved in any litigation that would have any material adverse effect upon either the Pegasus or One Group Funds.

                              FINANCIAL STATEMENTS

     The financial highlights and financial statements for Pegasus for the fiscal year or period ended December 31, 1997 are contained in Pegasus' Annual Reports to Shareholders and in Pegasus' Prospectuses and Statements of Additional Information dated April 30, 1998, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement. Unaudited financial highlights and financial statements for the Pegasus Portfolios for the six-month fiscal period ended June 30, 1998 are contained in Pegasus' Semi-Annual Reports to Shareholders, which are incorporated by reference into this Combined Prospectus/Proxy Statement. The financial highlights and the financial statements for the Existing One Group Funds for the fiscal year ended June 30, 1998 are contained in One Group's Annual Reports to Shareholders and in One Group's Prospectuses and Statement of Additional Information dated November 1, 1998, each of which is incorporated by reference into this Combined Prospectus/Proxy Statement.

     The audited financial highlights and financial statements of Pegasus for the fiscal year or period ended December 31, 1997, contained in Pegasus' Annual Reports and incorporated by reference in this Combined Proxy/Prospectus, have been incorporated herein in reliance on the report of Arthur Andersen LLP, independent auditors, given upon the authority of such firm as experts in accounting and auditing.

     The audited financial highlights and financial statements of the Existing One Group Funds for the fiscal year ended June 30, 1998, contained in One Group's Annual Reports and incorporated by reference in this Combined Proxy/Prospectus, have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto and are incorporated herein in reliance upon the authority of said firm as experts in accounting and auditing.

     Unaudited pro forma combined financial statements of the Pegasus and One Group Funds for the twelve-month period ending June 30, 1998 are included in the Statement of Additional Information. Because the Reorganization Agreement provides that the One Group Funds, other than the New One Group Funds, the Income Bond Fund and the Intermediate Bond Fund, will be the surviving funds following the Reorganization and because the One Group Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of assets and liabilities of each Pegasus Portfolio to the corresponding One Group Fund as contemplated by the Reorganization Agreement. In the case of the combinations of the Continuing Pegasus Portfolios and the New One Group Funds, the Pegasus Multi Sector Fund and One Group Income Bond Fund and the Pegasus Intermediate Bond Fund and One Group Intermediate Bond Fund, the Pegasus Funds will be the survivors for accounting purposes.

                                 OTHER BUSINESS

     Pegasus' Board of Trustees knows of no other business to be brought before the Meeting. However, should any other matter requiring a vote of shareholders arise, the persons named in the enclosed proxy card will vote on matters according to their best judgment in the interest of the Trust.

                             SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to Pegasus in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-688-3350.

                       *               *               *

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO MARK, SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

     PEGASUS WILL FURNISH, WITHOUT CHARGE, COPIES OF ITS DECEMBER 31, 1997 ANNUAL REPORTS AND ITS JUNE 30, 1998 SEMI-ANNUAL REPORTS TO ANY SHAREHOLDER UPON REQUEST ADDRESSED TO: PEGASUS FUNDS P. O. BOX 5142, WESTBOROUGH, MASSACHUSETTS 01581 OR BY TELEPHONE AT 1-800-688-3350.

                                                                      APPENDIX I

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (the "Agreement") is made as of January 12, 1999 by and between The One Group(R), a Massachusetts business trust, ("One Group") and Pegasus Funds, a Massachusetts business trust ("Pegasus"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

I. PLAN OF REORGANIZATION

     (a) Pegasus will sell, assign, convey, transfer and deliver to One Group, and One Group will acquire, on the Exchange Date all of the properties and assets existing at the Valuation Time in Pegasus Money Market Fund ("Pegasus Money Market"), Pegasus Treasury Money Market Fund ("Pegasus Treasury"), Pegasus Municipal Money Market Fund ("Pegasus Municipal"), Pegasus Michigan Municipal Money Market Fund ("Pegasus Michigan Money Market"), Pegasus Cash Management Money Market Fund ("Pegasus Cash Management"), Pegasus Treasury Prime Cash Management Money Market Fund ("Pegasus Treasury Prime Cash"), Pegasus U.S. Government Securities Cash Management Money Market Fund ("Pegasus Government Cash"), Pegasus Municipal Cash Management Money Market Fund ("Pegasus Municipal Cash"), Pegasus Treasury Cash Management Fund ("Pegasus Treasury Cash"), Pegasus Short Bond Fund ("Pegasus Short Bond"), Pegasus Intermediate Bond Fund ("Pegasus Intermediate Bond"), Pegasus Multi Sector Bond Fund ("Pegasus Multi Sector"), Pegasus Bond Fund ("Pegasus Bond"), Pegasus High Yield Bond Fund ("Pegasus High Yield"), Pegasus Intermediate Municipal Bond Fund ("Pegasus Intermediate Municipal"), Pegasus Municipal Bond Fund ("Pegasus Municipal Bond"), Pegasus Michigan Municipal Bond Fund ("Pegasus Michigan Municipal"), Pegasus Short Municipal Bond Fund ("Pegasus Short Municipal"), Pegasus Equity Income Fund ("Pegasus Equity Income"), Pegasus Equity Index Fund ("Pegasus Equity Index"), Pegasus Growth and Value Fund ("Pegasus Value"), Pegasus Intrinsic Value Fund ("Pegasus Intrinsic Value"), Pegasus Growth Fund ("Pegasus Growth"), Pegasus Mid-Cap Opportunity Fund ("Pegasus Mid-Cap"), Pegasus Small-Cap Opportunity Fund ("Pegasus Small-Cap"), Pegasus International Equity Fund ("Pegasus International"), Pegasus Market Expansion Index Fund ("Pegasus Expansion"), Pegasus Managed Assets Growth Fund ("Pegasus Managed Assets"), Pegasus Managed Assets Balanced Fund ("Pegasus Managed Balanced"), and Pegasus Managed Assets Conservative Fund ("Pegasus Managed Conservative") (Pegasus Money Market, Pegasus Treasury, Pegasus Municipal, Pegasus Michigan Municipal, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, Pegasus Short Bond, Pegasus Intermediate Bond, Pegasus Multi Sector, Pegasus Bond, Pegasus High Yield, Pegasus Intermediate Municipal, Pegasus Municipal Bond, Pegasus Michigan Municipal, Pegasus Short Municipal, Pegasus Equity Income, Pegasus Equity Index, Pegasus Value, Pegasus Intrinsic Value, Pegasus Growth, Pegasus Mid-Cap, Pegasus Small-Cap, Pegasus International, Pegasus Expansion, Pegasus Managed Assets, Pegasus Managed Balanced, and Pegasus Managed Conservative, each is a "Pegasus Fund" and are collectively the "Pegasus Funds"), such acquisition to be made by The One Group(R) Prime Money Market Fund ("One Group(R) Prime"), The One Group(R) U.S. Treasury Securities Money Market Fund ("One Group(R) Treasury Securities"), The One Group(R) Municipal Money Market Fund ("One Group(R) Municipal"), The One Group(R) Michigan Municipal Money Market Fund, ("One Group(R) Michigan Money Market"), The One Group(R) Cash Management Money Market Fund ("One Group(R) Cash Management"), The One Group(R) Treasury Prime Cash Management Money Market Fund ("One Group(R) Treasury Prime Cash"), The One Group(R) U.S. Government Securities Cash Management Money Market Fund ("One Group(R) Government Cash"), The One Group(R) Municipal Cash Management Money Market ("One Group(R) Municipal Cash"), The One Group(R) Treasury Cash Management ("One Group(R) Treasury Cash"), The One Group(R) Limited Volatility Bond Fund ("One Group(R) Limited Volatility"), The One Group(R) Intermediate Bond Fund ("One Group(R) Intermediate Bond"), The One Group(R) Income Bond Fund ("One Group(R) Income"), The One Group(R) Bond Fund ("One Group(R) Bond"), The One Group(R) High Yield Bond Fund ("One Group(R) High Yield"), The One Group(R) Intermediate Tax-Free Bond Fund ("One Group(R) Intermediate Tax-Free"), The One Group(R) Municipal

Bond Fund ("One Group(R) Municipal Bond"), The One Group(R) Michigan Municipal Bond Fund ("One Group(R) Michigan Municipal"), The One Group(R) Short Municipal Bond Fund ("One Group(R) Short Municipal"), The One Group(R) Equity Income Fund ("One Group(R) Equity Income"), The One Group(R) Equity Index Fund ("One Group(R) Equity Index"), The One Group(R) Value Growth Fund ("One Group(R) Value"), The One Group(R) Disciplined Value Fund ("One Group(R) Disciplined"), The One Group(R) Large Company Growth Fund ("One Group(R) Growth"), The One Group(R) Mid-Cap Opportunities Fund ("One Group(R) Mid-Cap"), The One Group(R) Small Cap Opportunity Fund ("One Group(R) Small Cap"), The One Group(R) International Equity Fund ("One Group(R) International"), The One Group(R) Small Cap Index Fund ("One Group(R) Small Cap Index"), The One Group(R) Investor Growth Fund ("One Group(R) Investor Growth"), The One Group(R) Investor Growth & Income Fund ("One Group(R) Investor Income") and The One Group(R) Investor Balanced Fund ("One Group(R) Investor Balanced") (One Group(R) Prime, One Group(R) Treasury Securities, One Group(R) Municipal, One Group(R) Michigan Money Market, One Group(R) Cash Management, One Group(R) Treasury Prime Cash, One Group(R) Government Cash, One Group(R) Municipal Cash, One Group(R) Treasury Cash, One Group(R) Limited Volatility, One Group(R) Intermediate Bond, One Group(R) Income, One Group(R) Bond, One Group(R) High Yield, One Group(R) Intermediate Tax-Free, One Group(R) Municipal Bond, One Group(R) Michigan Municipal, One Group(R) Short Municipal, One Group(R) Income Equity, One Group(R) Equity Index, One Group(R) Value, One Group(R) Disciplined, One Group(R) Growth, One Group(R) Mid-Cap, One Group(R) Small Cap, One Group(R) International, One Group(R) Small Cap Index, One Group(R) Investor Growth, One Group(R) Investor Income and One Group(R) Investor Balanced, each is a "One Group Fund" and are collectively the "One Group Funds"), respectively, of One Group. For purposes of this Agreement the respective Pegasus Funds correspond to the One Group Funds as follows: Pegasus Money Market corresponds to One Group(R) Prime; Pegasus Treasury corresponds to One Group(R) Treasury Securities; Pegasus Municipal corresponds to One Group(R) Municipal; Pegasus Michigan Money Market corresponds to One Group(R) Michigan Money Market; Pegasus Cash Management corresponds to One Group(R) Cash Management; Pegasus Treasury Prime Cash corresponds to One Group(R) Treasury Prime Cash; Pegasus Government Cash corresponds to One Group(R) Government Cash; Pegasus Municipal Cash corresponds to One Group(R) Municipal Cash; Pegasus Treasury Cash corresponds to One Group(R) Treasury Cash; Pegasus Short Bond corresponds to One Group(R) Limited Volatility; Pegasus Intermediate Bond corresponds to One Group(R) Intermediate Bond; Pegasus Multiple Sector Bond corresponds to One Group(R) Income; Pegasus Bond corresponds to One Group(R) Bond; Pegasus High Yield corresponds to One Group(R) High Yield; Pegasus Intermediate Municipal corresponds to One Group(R) Intermediate Tax-Free; Pegasus Municipal Bond corresponds to One Group(R) Municipal Bond; Pegasus Michigan Municipal corresponds to One Group(R) Michigan Municipal; Pegasus Short Municipal corresponds to One Group(R) Short Municipal; Pegasus Equity Income corresponds to One Group(R) Income Equity; Pegasus Equity Index corresponds to One Group(R) Equity Index; Pegasus Value corresponds to One Group(R) Value; Pegasus Intrinsic Value corresponds to One Group(R) Disciplined; Pegasus Growth corresponds to One Group Growth; Pegasus Mid-Cap corresponds to One Group(R) Mid-Cap; Pegasus Small-Cap corresponds to One Group(R) Small Cap; Pegasus International corresponds to One Group(R) International; Pegasus Expansion corresponds to One Group(R) Small Cap Index; Pegasus Managed Assets corresponds to One Group(R) Investor Growth; Pegasus Managed Balanced corresponds to One Group(R) Investor Income; and Pegasus Managed Conservative corresponds to One Group(R) Investor Balanced. In consideration therefor, each One Group Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Pegasus Fund, which liabilities shall include any obligation of the corresponding Pegasus Fund to indemnify the Trustees and officers of Pegasus Funds to the fullest extent permitted by applicable law and by Pegasus's Declaration of Trust, as in affect as of the date of this Agreement, and issue a number of full and fractional One Group Class A, Class B or Class I shares of the corresponding One Group Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each Pegasus Fund transferred to the corresponding One Group Fund on such date less the value of all of the liabilities of each Pegasus Fund assumed by the corresponding One Group Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Pegasus Fund shall distribute in complete liquidation to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of beneficial interest of the applicable class of the Pegasus Fund held by such shareholder bears to the number of such shares of such class of the Pegasus Fund outstanding on such date. Pegasus Class I, Class A and Class B shareholders will receive One Group Class I, Class A and Class B shares, respectively. Class I and Class S shareholders of Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, and Pegasus Treasury Cash, will receive Class I and Class A shares, respectively, of One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash, respectively.

II. AGREEMENT

     One Group and Pegasus represent, warrant and agree as follows:

          1. REPRESENTATIONS AND WARRANTIES OF PEGASUS. Pegasus and each Pegasus Fund jointly and severally represent and warrant to and agree with One Group and each One Group Fund that:

             (a) Pegasus is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Pegasus and each Pegasus Fund is not required to qualify as a foreign association in any jurisdiction. Pegasus and each Pegasus Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 1(l).

             (b) Pegasus is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Pegasus Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Pegasus Fund has been a regulated investment company under such sections of the Code at all times since its inception.

             (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Pegasus Fund at and for the year ended December 31, 1997, such statements and schedules having been audited by Arthur Anderson, LLP, independent accountants to Pegasus, have been furnished to One Group. Unaudited statements of net assets, statement of operations, statement of changes in net assets, and schedules of portfolio investments for the period ended June 30, 1998 also have been provided to One Group.

             (d) The prospectuses of each Pegasus Fund dated April 30, 1998 (collectively, the "Pegasus Prospectuses") and the Statement of Additional Information for the Pegasus Funds dated April 30, 1998 and on file with the Securities and Exchange Commission (the "Commission"), which have been previously furnished to One Group, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

             (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Pegasus or any Pegasus Fund, threatened against Pegasus or any Pegasus Fund which assert liability on the part of Pegasus or any Pegasus Fund.

             (f) There are no material contracts outstanding to which Pegasus or any Pegasus Fund is a party, other than as disclosed in the Pegasus Prospectuses and the corresponding Statement of Additional Information, or in the Registration Statement and the Proxy Statement as defined herein.

             (g) Neither Pegasus nor any Pegasus Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its above referenced statement of assets and liabilities as of June 30, 1998, and those incurred in the ordinary course of Pegasus's business as an investment company since that date. Prior to the Exchange Date, Pegasus will advise One Group of all known material liabilities, contingent or otherwise, incurred by it and each Pegasus Fund subsequent to June 30, 1998, whether or not incurred in the ordinary course of business.

             (h) As used in this Agreement, the term "Investments" shall mean each Pegasus Fund's investments shown on the schedule of its portfolio investments as of June 30, 1998 referred to in Section 1(c) hereof, as supplemented with such changes as Pegasus or each Pegasus Fund shall make after June 30, 1998, which changes have been disclosed to One Group, and changes made on and after the date of this Agreement after advising One Group of such proposed changes, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

             (i) Each Pegasus Fund has filed or will file all federal and state tax returns which, to the knowledge of Pegasus's officers, are required to be filed by each Pegasus Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Pegasus Fund. All tax liabilities of each Pegasus Fund have been adequately provided for on its books, and no tax deficiency or liability of any Pegasus Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

             (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval as described in Section 8(a) and otherwise as described in Section 1(1), Pegasus on behalf of each Pegasus Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Pegasus Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, One Group will, on behalf of each One Group Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Pegasus or a Pegasus Fund and, except as described in
        Section 1(k), without any restrictions upon the transfer thereof.

             (k) No registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Pegasus or One Group, except as previously disclosed to One Group by Pegasus in writing.

             (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Pegasus or any Pegasus Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act"), assuming that, for purposes of this representation, the Pegasus Funds and The One Group may be considered affiliated persons or affiliated persons of affiliated persons solely by reason of having a common investment advisor.

             (m) The registration statement (the "Registration Statement") filed with the Commission by One Group on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Pegasus included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Pegasus and the Pegasus Funds,
        (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by One Group, insofar as it relates to Pegasus and the Pegasus Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Pegasus and any Pegasus Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Pegasus or any Pegasus Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Pegasus in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

             (n) All of the issued and outstanding shares of beneficial interest of each Pegasus Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

             (o) Each of the Pegasus Funds is qualified, and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

             (p) At the Exchange Date, each of the Pegasus Funds, as One Group may reasonably direct via written instructions, will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the One Group Funds (other than One Group Michigan Money Market and One Group Michigan Municipal) will remain a "diversified company" within the meaning of Section 5(b)(l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the One Group Prospectuses previously furnished to Pegasus.

          2. REPRESENTATIONS AND WARRANTIES OF ONE GROUP. One Group and each One Group Fund jointly and severally represent and warrant to and agree with Pegasus and each Pegasus Fund that:

             (a) One Group is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. One Group and each One Group Fund is not required to qualify as a foreign association in any jurisdiction. One Group and each One Group Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

             (b) One Group is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each One Group Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending June 30, 1999. Each One Group Fund that has had active operations prior to the Exchange Date, has been a regulated investment company under such sections of the Code at all times since its inception. Each One Group Fund that has not had active operations prior to the Exchange Date intends to qualify as a regulated investment company under Part I of Subchapter M under the Code.

             (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each One Group Fund for the year ended June 30, 1998, such statements and schedules having been audited by PricewaterhouseCoopers LLP, independent accountants to One Group, have been furnished to Pegasus. Such statements of assets and liabilities and schedules fairly present the financial position of the One Group Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

             (d) The prospectuses of each One Group Fund dated November 1, 1998, (collectively, the "One Group Prospectuses"), and the Statement of Additional Information for the One Group

        Funds, dated November 1, 1998, and on file with the Commission, which have been previously furnished to Pegasus, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

             (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of One Group or any One Group Fund, threatened against One Group or any One Group Fund which assert liability on the part of One Group or any One Group Fund.

             (f) There are no material contracts outstanding to which One Group or any One Group Fund is a party, other than as disclosed in the One Group Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement and the Proxy Statement.

             (g) Neither One Group nor any One Group Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its above referenced statement of assets and liabilities as of June 30, 1998 referred to above and those incurred in the ordinary course of the business of One Group as an investment company or any One Group Fund since such date. Prior to the Exchange Date, One Group will advise Pegasus of all known material liabilities, contingent or otherwise, incurred by it and each One Group Fund subsequent to June 30, 1998, whether or not incurred in the ordinary course of business.

             (h) Each One Group Fund has filed or will file all federal and state tax returns which, to the knowledge of One Group's officers, are required to be filed by each One Group Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each One Group Fund. All tax liabilities of each One Group Fund have been adequately provided for on its books, and no tax deficiency or liability of any One Group Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

             (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

             (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), One Group on behalf of each One Group Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Pegasus Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement.

             (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to One Group and the One Group Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
        (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by One Group or any One Group Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Pegasus or any Pegasus Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

             (l) Shares to be issued to each Pegasus Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group will have any preemptive right of subscription or purchase in respect thereof.

             (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

             (n) Each One Group Fund that has had active operations prior to the Exchange Date is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. Each One Group Fund that has not had active operations prior to the Exchange Date, upon the filing of its first income tax return at the completion of its first taxable year will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company.

          3. REORGANIZATION. (a) Subject to the requisite shareholder approval as described in Section 8(a) and to the other terms and conditions contained herein (including each Pegasus Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Pegasus and each Pegasus Fund agree to sell, assign, convey, transfer and deliver to the corresponding One Group Fund, and One Group and each One Group Fund agree to acquire from the corresponding Pegasus Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Pegasus Fund in exchange for that number of Shares of the corresponding One Group Fund provided for in Section 4 and the assumption by the corresponding One Group Fund of all the liabilities of the Pegasus Fund. Pursuant to this Agreement, each Pegasus Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of beneficial interest of such Pegasus Fund.

             (b) Pegasus, on behalf of each Pegasus Fund, will pay or cause to be paid to the corresponding One Group Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the One Group Funds hereunder. Pegasus, on behalf of each Pegasus Fund, will transfer to the corresponding One Group Fund any rights, stock dividends or other securities received by Pegasus or any Pegasus Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each One Group Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Pegasus Fund acquired by the corresponding One Group Fund.

          4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, One Group will deliver to Pegasus a number of Shares having an aggregate net asset value equal to the value of the assets of the corresponding Pegasus Fund acquired by each One Group Fund, less the value of the liabilities of such Pegasus Fund assumed, determined as hereafter provided in this Section 4.

             (a) Subject to Section 4(d) hereof, the value of each Pegasus Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding One Group Fund as set forth in the One Group Prospectus for the particular One Group Fund.

             (b) Subject to Section 4(d) hereof, the net asset value of a share of each One Group Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the One Group Prospectus for the particular One Group Fund.

             (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on FRIDAY, MARCH 19, 1999, for all Pegasus and One Group Funds other than Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, One Group Treasury Cash, and FRIDAY, MARCH 26, 1999, for Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group Cash Management, One

        Group Treasury Prime Cash, One Group Government Cash, One Group Municipal Cash, and One Group Treasury Cash or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

             (d) No formula will be used to adjust the net asset value of any Pegasus Fund or One Group Fund to take into account differences in realized and unrealized gains and losses.

             (e) Each One Group Fund shall issue its Shares to the corresponding Pegasus Fund on one share deposit receipt per class registered in the name of the corresponding Pegasus Fund. Each Pegasus Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders of each class of shares by redelivering such share deposit receipt to One Group's transfer agent which will as soon as practicable set up open accounts for each Pegasus Fund shareholder in accordance with written instructions furnished by Pegasus.

             (f) Each One Group Fund shall assume all liabilities of the corresponding Pegasus Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Pegasus Fund or otherwise, except that recourse for assumed liabilities relating to a particular Pegasus Fund will be limited to the corresponding One Group Fund.

          5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5 (e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Pegasus of the transactions contemplated by this Agreement will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation will be borne by Banc One Investment Advisors Corporation; provided, however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group Fund or any Pegasus Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

             (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Pegasus being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Pegasus's obligations referred to in Section 8(a) or Section 10) Pegasus shall pay directly all reasonable fees and expenses incurred by One Group in connection with such transactions, including, without limitation, legal, accounting and filing fees.

             (c) In the event the transactions contemplated by this Agreement are not consummated by reason of One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to One Group's obligations referred to in
        Section 8(a) or Section 9), One Group shall pay directly all reasonable fees and expenses incurred by Pegasus in connection with such transactions, including without limitation legal, accounting and filing fees.

             (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) One Group or Pegasus being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Pegasus or One Group's obligations referred to in Section 8(a), Section 9 or Section 10 of this Agreement, then each of Pegasus and One Group shall bear the expenses it has actually incurred in connection with such transactions as specified in Section 5 of this Agreement.

             (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

          6. PERMITTED ASSETS. One Group agrees to advise Pegasus promptly if at any time prior to the Exchange Date the assets of any Pegasus Fund include any assets that the corresponding One Group Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Pegasus Fund, One Group has informed Pegasus is unsuitable for the corresponding One Group Fund to acquire.

          7. EXCHANGE DATE. Delivery of the assets of the Pegasus Funds to be transferred, assumption of the liabilities of the Pegasus Funds to be assumed, and the delivery of Shares to be issued shall be made at the offices of Banc One Investment Advisors Corporation at 9:00 a.m. on MONDAY, MARCH 22, 1999, for all Pegasus and One Group Funds other than, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group(R) Cash Management, One Group(R) Treasury Prime Cash, One Group(R) Government Cash, One Group(R) Municipal Cash, One Group(R) Treasury Cash, and MONDAY, MARCH 29, 1999, for Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group(R) Cash Management, One Group(R) Treasury Prime Cash, One Group(R) Government Cash, One Group(R) Municipal Cash, and One Group(R) Treasury Cash or at such other time and date agreed to by Pegasus and One Group, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

          8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Pegasus agrees to call a special meeting of the shareholders of each Pegasus Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Pegasus Fund to and the assumption of all of the liabilities of each Pegasus Fund by the corresponding One Group Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of any Pegasus Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each Pegasus Fund, and each class of shares of each Pegasus Fund if such is required under the 1940 Act, shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Pegasus's Declaration of Trust at such a meeting on or before the Valuation Time.

             (b) Pegasus and each Pegasus Fund agree that the liquidation and dissolution of each Pegasus Fund will be effected in the manner provided in Pegasus's Declaration of Trust in accordance with applicable law, and that it will not make any distributions of any Shares to the shareholders of a Pegasus Fund without first paying or adequately providing for the payment of all of such Pegasus Fund's known debts, obligations and liabilities.

             (c) Each of One Group and Pegasus will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

          9. CONDITIONS TO ONE GROUP'S OBLIGATIONS. The obligations of One Group and each One Group Fund hereunder shall be subject to the following conditions:

             (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Pegasus Funds, shall have been approved as set forth in Section 8(a).

             (b) Pegasus shall have furnished to One Group a statement of each Pegasus Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Pegasus's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Pegasus Fund since June 30, 1998, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Pegasus Funds, dividends paid or losses from operations.

             (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Pegasus and each Pegasus Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Pegasus and each Pegasus Fund has complied with this Agreement and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Pegasus shall have furnished to One Group a statement, dated the Exchange Date, signed by Pegasus's President (or any Vice President) and Treasurer certifying those facts as of such dates.

             (d) Pegasus shall have delivered to One Group a letter from Arthur Andersen, LLP dated the Exchange Date stating that such firm prepared the federal and state income tax returns of each Pegasus Fund for the year ended December 31, 1997, and will prepare the Federal and state income tax returns of each Pegasus Fund for the year ended December 31, 1998.

             (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

             (f) One Group shall have received an opinion of Drinker Biddle & Reath LLP, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that (i) Pegasus is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Pegasus nor any Pegasus Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Pegasus and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by One Group, is a valid and binding obligation of Pegasus subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors' rights generally, (iii) Pegasus and each Pegasus Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Pegasus and each Pegasus Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to One Group, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Pegasus's Declaration of Trust, or Bylaws, as amended, the current Pegasus Prospectus and Statement of Additional Information, or any provision of any agreement known to such counsel to which Pegasus or any Pegasus Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Pegasus's Declaration of Trust, or Bylaws, or then-current prospectus or statement of additional information of each Pegasus Fund, such counsel may rely upon a certificate of an officer of Pegasus whose responsibility it is to advise Pegasus with respect to such matters and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Pegasus or any Pegasus Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to One Group's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. For purposes of analysis regarding the 1940 Act, Drinker Biddle & Reath LLP may assume as fact that the Pegasus Funds and the One Group Funds may be considered affiliated persons or affiliated persons of an affiliated person solely by reason of having a common investment adviser.

             (g) One Group shall have received an opinion of Ropes & Gray, counsel to One Group addressed to The One Group and each One Group Fund, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that for Federal income tax purposes (i) no gain or loss will be recognized by any Pegasus Fund upon the transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Pegasus Fund; (ii) no gain or loss will be recognized by the shareholders of any Pegasus Fund upon the exchange of their shares for Shares; (iii) the basis of the Shares a Pegasus shareholder receives in connection with the transaction will be the same as the basis of his or her Pegasus Fund shares exchanged therefor; (iv) a Pegasus shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Pegasus Fund shares exchanged therefor, provided that he or she held such Pegasus Fund shares as capital assets; (v) no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Pegasus Fund in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Pegasus Fund;
        (vi) the basis in the hands of the One Group Fund of the assets of the corresponding Pegasus Fund transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding Pegasus Fund immediately prior to the transfer; and
        (vii) the holding periods of the assets of the corresponding Pegasus Fund in the hands of the One Group Fund will include the periods for which such assets were held by the corresponding Pegasus Fund provided, that with respect to Pegasus Money Market, Pegasus Treasury, Pegasus Municipal, Pegasus Michigan Municipal, Pegasus Cash Management, Pegasus Treasury Prime Cash, Pegasus Government Cash, Pegasus Municipal Cash, Pegasus Treasury Cash, One Group(R) Prime, One Group(R) Treasury Securities, One Group(R) Municipal, One Group(R) Michigan Money Market, One Group(R) Cash Management, One Group(R) Treasury Prime Cash, One Group(R) Government Cash, One Group(R) Municipal Cash, and One Group(R) Treasury Cash (the "Money Market Funds"), One Group shall seek an opinion from Ropes & Gray with respect to Federal income tax matters enumerated in this Section 9(g), but receipt of such opinion with respect to the Money Market Funds shall not be a condition to the transaction.

             (h) The assets of each Pegasus Fund to be acquired by the corresponding One Group Fund will include no assets which the corresponding One Group Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the One Group Prospectuses in effect on the Exchange Date, may not properly acquire.

             (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of One Group contemplated by the Commission and or any state regulatory authority.

             (j) All proceedings taken by Pegasus in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to One Group.

             (k) Prior to the Exchange Date, each Pegasus Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 1998 and the short taxable year beginning on January 1, 1999 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended December 31, 1998 and the short taxable year beginning on January 1, 1999 and ending on the Exchange Date (after reduction for any capital loss carryover).

             (l) Pegasus shall have furnished to One Group a certificate, signed by the President (or any Vice President) and the Treasurer of Pegasus, as to the tax cost to One Group of the securities delivered to One Group pursuant to this Agreement, together with any such other evidence as to such tax cost as One Group may reasonably request.

             (m) Pegasus's custodian shall have delivered to One Group a certificate identifying all of the assets of each Pegasus Fund held by such custodian as of the Valuation Time.

             (n) Pegasus's transfer agent shall have provided to One Group (i) the originals or true copies of all of the records of each Pegasus Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of Pegasus Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each Pegasus Fund and the number of shares of each class held of record by each such shareholder.

             (o) All of the issued and outstanding shares of beneficial interest of each Pegasus Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Pegasus or any Pegasus Fund or its transfer agent by One Group or its agents shall have revealed otherwise, either (i) Pegasus and each Pegasus Fund shall have taken all actions that in the reasonable opinion of One Group, are necessary to remedy any prior failure on the part of Pegasus to have offered for sale and sold such shares in conformity with such laws or
        (ii) Pegasus shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of One Group in amounts sufficient and upon terms satisfactory, in the opinion of One Group, to indemnify One Group against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Pegasus to have offered and sold such shares in conformity with such laws.

             (p) Pegasus shall have duly executed and delivered to One Group bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as One Group may deem necessary or desirable to transfer all of Pegasus's and each Pegasus Fund's entire right, title and interest in and to the Investments and all other assets of each Pegasus Fund.

          10. CONDITIONS TO PEGASUS' OBLIGATIONS. The obligations of Pegasus and each Pegasus Fund hereunder shall be subject to the following conditions:

             (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Pegasus Funds, shall have been approved as described in Section 8(a).

             (b) One Group shall have furnished to Pegasus a Statement of each One Group Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on One Group's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any One Group Fund since June 30, 1998, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

             (c) One Group shall have executed and delivered to Pegasus an Assumption of Liabilities Certificate and other instruments as Pegasus may deem necessary and desirable dated as of the Exchange Date pursuant to which each One Group Fund will assume all of the liabilities of the corresponding Pegasus Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

             (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of One Group and each One Group Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, One Group and each One Group Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and One Group shall have furnished to Pegasus a statement, dated the Exchange Date, signed by One Group's President (or any Vice President) and Treasurer certifying those facts as of such dates.

             (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

             (f) Pegasus shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Pegasus and dated the Exchange Date, to the effect that (i) One Group is a business trust and validly existing in conformity with the laws of the Commonwealth of Massachusetts, and, (to the knowledge of such counsel), neither One Group nor any One Group Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Pegasus as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by One Group and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Pegasus, is a valid and binding obligation of One Group, (iv) One Group and each One Group Fund has the power to acquire and assume all of the liabilities of Pegasus and the Pegasus Funds and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, One Group and each respective One Group Fund shall have duly acquired and assumed such liabilities, (v) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate One Group's Declaration of Trust, as amended, or Code of Regulations, One Group's current Prospectus and Statement of Additional Information, or any provision of any agreement known to such counsel to which One Group or any One Group Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in One Group's Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each One Group Fund, such counsel may rely upon a certificate of an officer of One Group whose responsibility it is to advise One Group with respect to such matters, (vi) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Pegasus's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vii) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

             (g) Pegasus shall have received an opinion of Ropes & Gray addressed to Pegasus and each Pegasus Fund, and in a form reasonably satisfactory to Pegasus and dated the Exchange Date, with respect to the matters specified in Section 9(g) of this Agreement, subject to the provision in such Section 9(g).

             (h) All proceedings taken by One Group in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Pegasus.

             (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Pegasus, contemplated by the Commission or any state regulatory authority.

          11. INDEMNIFICATION. (a) The Pegasus Funds will indemnify and hold harmless One Group, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Pegasus or any Pegasus Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Pegasus or any Pegasus Fund required to be stated therein or necessary to make the statements relating to Pegasus or any Pegasus Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding or threatened claim, action, suit or proceeding made with the prior consent of Pegasus. The Indemnified Parties will notify

     Pegasus in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(a). Pegasus shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Pegasus elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Pegasus Funds' obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Pegasus Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(a) without the necessity of the Indemnified Parties first paying the same.

             (b) The One Group Funds will indemnify and hold harmless Pegasus, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to One Group or any One Group Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to One Group or any One Group Fund required to be stated therein or necessary to make the statements relating to One Group or any One Group Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of One Group. The Indemnified Parties will notify One Group in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(b). One Group shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this
        Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if One Group elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The One Group Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the One Group Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(b) without the necessity of the Indemnified Parties first paying the same.

          12. NO BROKER, ETC. Each of One Group and Pegasus represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

          13. TERMINATION. One Group and Pegasus may, by mutual consent of their respective trustees, terminate this Agreement, and One Group or Pegasus, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by August 30, 1999, this Agreement shall automatically terminate on that date unless a later date is agreed to by One Group and Pegasus.

          Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Pegasus Funds but not all of the Pegasus Funds, One Group and Pegasus agree to consummate those transactions with respect to those Pegasus Funds whose shareholders have approved this Agreement and those transactions.

          In the event that shareholder approval of this Agreement and the transactions contemplated by this Agreement is required, but is obtained with respect to only one class of shares of a Pegasus Fund, the transaction with respect to that Pegasus Fund will not be consummated unless and until shareholder approval is obtained with respect to both classes.

          14. RULE 145. Pursuant to Rule 145 under the 1933 Act, One Group will, in connection with the issuance of any Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145 (c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

             "THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE ONE GROUP OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE ONE GROUP SUCH REGISTRATION IS NOT REQUIRED."

     and, further, One Group will issue stop transfer instructions to One Group's transfer agent with respect to such shares. Pegasus will provide One Group on the Exchange Date with the name of any shareholder of the Pegasus Funds who is to the knowledge of Pegasus an affiliate of Pegasus on such date.

          15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

          16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts provided, however, that no such amendment may have the effect of changing the provisions for determining the number or value of shares to be paid to the Pegasus Fund's shareholders under Sections I(b) and II(4)(b) this Agreement to the material detriment of such shareholder's without their further approval.

          17. AGREEMENT AND DECLARATION OF TRUST. The names "Pegasus Funds" and "Trustees of Pegasus Funds" refer respectively to Pegasus and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Pegasus Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Pegasus personally, but bind only the assets of Pegasus, and all persons dealing with any of the series or funds of Pegasus, such as Pegasus Funds, must look solely to the assets of Pegasus belonging to such series or funds for the enforcement of any claims against Pegasus.

     The names "The One Group" and "Trustees of The One Group" refer respectively to One Group and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The One Group" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of One Group personally, but bind only the assets of One Group, and all persons dealing with any series or fund of One

Group, such as the One Group Funds, must look solely to the assets of One Group belonging to such series for the enforcement of any claims against One Group.

     This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                                            PEGASUS FUNDS

                                            By: /s/ DONALD G. SUTHERLAND

                                              ----------------------------------

                                            ONE GROUP

                                            By: /s/ MARK S. REDMAN

                                              ----------------------------------

                                                                     APPENDIX II

                    COMPARATIVE FEE TABLE FOR EACH PORTFOLIO

                                        PEGASUS                    One Group(R)
                                     MONEY MARKET                   PRIME MONEY                    COMBINED
                                         FUND                     MARKET FUND(1)                FUND PRO FORMA
                              ---------------------------   ---------------------------   ---------------------------
                              CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                              SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                              -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge
    Imposed on Purchases (as
    a percentage of offering
    price)..................   None       None     None      None      None      None      None      None      None
  Sales Charge on Reinvested
    Dividends...............   None       None     None      None      None      None      None      None      None
  Maximum Contingent
    Deferred Sales Charge
    (as a percentage of
    original purchase price
    or redemption proceeds,
    as applicable)..........   None       None+    None      None      5.00%     None      None      5.00%     None
  Redemption Fees...........   None       None     None      None      None      None      None      None      None
  Exchange Fees.............   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of
  average daily net assets)
Advisory Fees (after fee
  waivers)(2)...............    .27%       .27%     .27%      .35%      .35%      .35%      .32%      .32%      .32%
12b-1 Fees(3)...............   None        .75%    None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses (after fee
  waivers)(4)...............    .48%       .48%     .23%      .17%      .17%      .17%      .20%      .20%      .20%
Total Fund Operating
  Expenses (after fee
  waivers)(5,6).............    .75%      1.50%     .50%      .77%     1.52%      .52%      .77%     1.52%      .52%

---------------

  * If shares of the One Group(R) Prime Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + Shares of the Pegasus Money Market Fund acquired through an exchange of shares offered with a CDSC will be subject to a CDSC of up to a maximum of 5% upon redemption in accordance with the Prospectus for the particular B shares. See "How to Redeem Shares."

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waiver, Advisory Fees for the Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A and Class B shareholders of the One Group Prime Money Market Fund, Class B shareholders of the Pegasus Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group Prime Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Money Market Fund are reflected under "Other Expenses."

(4) Without the fee waivers, Other Expenses for the Combined Fund would be .22% for all classes of shares.

(5) The Investment Adviser of the Pegasus Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75%, 1.50% and .50%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Advisory Fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .77% for Class A shares, 1.52% for Class B shares, and .52% for Class I shares of the Pegasus Money Market Fund and .82% for Class A shares, 1.57% for Class B shares, and .57% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Money Market Fund
  Class A Shares.......................................   $ 8        $24       $ 42        $ 93
  Class A Shares (without fee waivers).................   $ 8        $25       $ 43        $ 95
  Class B Shares.......................................   $65        $77       $102        $149
  Class B Shares (without fee waivers).................   $65        $78       $103        $151**
  Class I Shares.......................................   $ 5        $16       $ 28        $ 63
  Class I Shares (without fee waivers).................   $ 5        $17       $ 29        $ 65
One Group(R) Prime Money Market Fund
  Class A Shares.......................................   $ 8        $25       $ 43        $ 95
  Class B Shares.......................................   $65        $78       $103        $161**
  Class I Shares.......................................   $ 5        $17       $ 29        $ 65
Combined Fund Pro Forma
  Class A Shares.......................................   $ 8        $25       $ 43        $ 95
  Class A Shares (without fee waivers).................   $ 8        $26       $ 46        $101
  Class B Shares.......................................   $65        $78       $103        $161**
  Class B Shares (without fee waivers).................   $66        $80       $106        $167**
  Class I Shares.......................................   $ 5        $17       $ 29        $ 65
  Class I Shares (without fee waivers).................   $ 6        $18       $ 32        $ 71

---------------

** Class B shares of the One Group(R) Prime Money Market Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Money Market Fund
  Class B Shares.......................................   $15        $47       $ 82        $149
  Class B Shares (without fee waivers).................   $15        $48       $ 83        $151**
One Group(R) Prime Money Market Fund
  Class B Shares.......................................   $15        $48       $ 83        $161**
Combined Funds Pro Forma
  Class B Shares.......................................   $15        $48       $ 83        $161**
  Class B Shares (without fee waivers).................   $16        $50       $ 86        $167**

---------------

** Class B Shares of the One Group(R) Prime Money Market Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

                                     PEGASUS               One Group(R)
                                 TREASURY MONEY      U.S. TREASURY SECURITIES            COMBINED FUND
                                   MARKET FUND         MONEY MARKET FUND(1)                PRO FORMA
                                -----------------   ---------------------------   ---------------------------
                                CLASS A   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)....................   None      None      None      None      None      None      None      None
  Sales Charge on Reinvested
    Dividends.................   None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None      None      None      5.00%     None      None      5.00%     None
  Redemption Fees.............   None      None      None      None      None      None      None      None
  Exchange Fees...............   None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES (as
  a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2).................    .30%      .30%      .35%      .35%      .35%      .32%      .32%      .32%
12b-1 Fees(3).................   None      None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses................    .43%      .18%      .17%      .17%      .17%      .18%      .18%      .18%
Total Fund Operating Expenses
  (after fee waivers)(4,5)....    .73%      .48%      .77%     1.52%      .52%      .75%     1.50%      .50%

---------------

  * If shares of the One Group(R) U.S. Treasury Securities Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waiver, Advisory Fees for the Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A and Class B shareholders of the One Group U.S. Treasury Securities Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group(R) U.S. Treasury Securities Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Treasury Money Market Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Treasury Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares.

(5) Without the voluntary reduction of Advisory Fees, Total Fund Operating Expenses would be .78% for Class A shares, 1.53% for Class B shares, and .53% for Class I shares for the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Treasury Money Market Fund
  Class A Shares........................................   $ 7        $23       $ 41        $ 91
  Class I Shares........................................   $ 5        $15       $ 27        $ 60
One Group(R) U.S. Treasury Securities Money Market Fund
  Class A Shares........................................   $ 8        $25       $ 43        $ 99
  Class B Shares........................................   $65        $78       $103        $161**
  Class I Shares........................................   $ 5        $17       $ 29        $ 65
Combined Fund Pro Forma
  Class A Shares........................................   $ 8        $24       $ 42        $ 93
  Class A Shares (without fee waivers)..................   $ 8        $25       $ 43        $ 97
  Class B Shares........................................   $65        $77       $102        $159**
  Class B Shares (without fee waivers)..................   $66        $78       $103        $162**
  Class I Shares........................................   $ 5        $16       $ 28        $ 63
  Class I Shares (without fee waivers)..................   $ 5        $17       $ 30        $ 66

---------------

** Class B shares of the One Group(R) U.S. Treasury Securities Money Market Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
One Group(R) U.S. Treasury Securities Money Market Fund
  Class B Shares.......................................   $15        $48       $ 83        $161**
Combined Funds Pro Forma
  Class B Shares.......................................   $15        $47       $ 82        $159**
  Class B Shares (without fee waivers).................   $16        $48       $ 83        $162**

---------------

** Class B Shares of the One Group(R) U.S. Treasury Securities Money Market Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

                                             PEGASUS             One Group(R)
                                         MUNICIPAL MONEY       MUNICIPAL MONEY        COMBINED FUND
                                          MARKET FUND(1)        MARKET FUND(1)          PRO FORMA
                                        ------------------    ------------------    ------------------
                                        CLASS A    CLASS I    CLASS A    CLASS I    CLASS A    CLASS I
                                        SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                        -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price)..................   None       None       None       None       None       None
  Sales Charge on Reinvested
     Dividends........................   None       None       None       None       None       None
  Maximum Contingent Deferred Sales
     Charge (as a percentage of
     original purchase price or
     redemption proceeds, as
     applicable)......................   None       None       None       None       None       None
  Redemption Fees.....................   None       None       None       None       None       None
  Exchange Fees.......................   None       None       None       None       None       None
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
Advisory Fees (after fee
  waivers)(2).........................    .30%       .30%       .27%       .27%       .25%       .25%
12b-1 Fees(3).........................   None       None        .25%      None        .25%      None
Other Expenses (after fee
  waivers)(4).........................    .43%       .18%       .20%       .20%       .20%       .20%
Total Fund Operating Expenses (after
  fee waivers)(5, 6)..................    .73%       .48%       .72%       .47%       .70%       .45%

---------------

  * If shares of the One Group(R) Municipal Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Municipal Money Market Fund and Combined Fund would be .35% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class A shareholders of the One Group(R) Municipal Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. The amount of 12b-1 Fees shown for the One Group(R) Municipal Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Municipal Money Market Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the Combined Fund would be .22% for all classes of shares.

(5) The Investment Adviser of the Pegasus Municipal Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares.

(6) Without the voluntary reduction of Investment Advisory Fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .80% for Class A shares and .55% for Class I shares of the One Group Municipal Money Market and .82% for Class A and .57% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Municipal Money Market Fund
  Class A Shares.........................................    $7        $23        $41        $ 91
  Class I Shares.........................................    $5        $15        $27        $ 60
One Group Municipal Money Market Fund
  Class A Shares.........................................    $7        $23        $40        $ 89
  Class A Shares (without fee waivers)...................    $8        $26        $44        $ 99
  Class I Shares.........................................    $5        $15        $26        $ 59
  Class I Shares (without fee waivers)...................    $6        $18        $31        $ 69
Combined Fund Pro Forma
  Class A Shares.........................................    $7        $22        $39        $ 87
  Class A Shares (without fee waivers)...................    $8        $26        $46        $101
  Class I Shares.........................................    $5        $14        $25        $ 57
  Class I Shares (without fee waivers)...................    $6        $18        $32        $ 71

                                                                 One Group(R)
                                             PEGASUS          MICHIGAN MUNICIPAL
                                        MICHIGAN MUNICIPAL       MONEY MARKET         COMBINED FUND
                                        MONEY MARKET FUND           FUND*               PRO FORMA
                                        ------------------    ------------------    ------------------
                                        CLASS A    CLASS I    CLASS A    CLASS I    CLASS A    CLASS I
                                        SHARES     SHARES     SHARES     SHARES     SHARES     SHARES
                                        -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price)..................   None       None       None       None       None       None
  Sales Charge on Reinvested
     Dividends........................   None       None       None       None       None       None
  Maximum Contingent Deferred Sales
     Charge (as a percentage of
     original purchase price or
     redemption proceeds, as
     applicable)......................   None       None       None       None       None       None
  Redemption Fees.....................   None       None       None       None       None       None
  Exchange Fees.......................   None       None       None       None       None       None
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
Advisory Fees (after fee
  waivers)(1).........................    .27%       .27%       .27%       .27%       .27%       .27%
12b-1 Fees (after fee waivers)(2).....   None       None        .25%      None        .25%      None
Other Expenses (after fee
  waivers)(3).........................    .48%       .23%       .22%       .22%       .22%       .22%
Total Fund Operating Expenses (after
  fee waivers)(4).....................    .75%       .50%       .74%       .49%       .74%       .49%

---------------

  * The One Group(R) Michigan Municipal Money Market Fund has not yet commenced operations. The One Group(R) Michigan Municipal Money Market Fund will continue the operations of the Pegasus Michigan Municipal Money Market Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Michigan Municipal Money Market Fund or
    Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and charge will be deducted from the redemption amounts paid by wire.

(1) Without the fee waivers, Advisory Fees for the One Group(R) Michigan Municipal Money Market Fund and Combined Fund would be .35% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class A shareholders of the One Group(R) Michigan Municipal Money Market Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted under the rules of The National Association of Securities Dealer. The amount of 12b-1 fees shown for the One Group(R) Michigan Municipal Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A shareholders of the Pegasus Michigan Municipal Money Market Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group(R) Michigan Municipal Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Michigan Municipal Money Market Fund and Combined Fund would be .24% for all classes of shares.

(4) The Investment Adviser of the Pegasus Michigan Municipal Money Market Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .75% and .50%, respectively, for the Class A and Class I shares. Without the voluntary reduction of investment advisory fees and expense reimbursement arrangements, Total Fund Operating Expenses would be .76% for Class A shares and .51% for Class I shares of the Pegasus Michigan Municipal Money Market Fund. Without a voluntary reduction of Advisory Fees and other expense reimbursement arrangements, Total Fund Operating Expenses for the One Group(R) Michigan Municipal Money Market Fund and Combined Fund would be .84% for Class A shares and .59% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Michigan Municipal Money Market Fund
  Class A Shares.........................................    $8        $24        $42        $ 93
  Class A Shares (without fee waivers)...................    $8        $24        $42        $ 94
  Class I Shares.........................................    $5        $16        $28        $ 63
  Class I Shares (without fee waivers)...................    $5        $16        $29        $ 64
One Group(R) Michigan Municipal Money Market Fund
  Class A Shares.........................................    $8        $24        $41        $ 92
  Class A Shares (without fee waivers)...................    $9        $27        $47        $104
  Class I Shares.........................................    $5        $16        $27        $ 62
  Class I Shares (without fee waivers)...................    $6        $19        $33        $ 74
Combined Fund Pro Forma
  Class A Shares.........................................    $8        $24        $41        $ 92
  Class A Shares (without fee waivers)...................    $9        $27        $47        $104
  Class I Shares.........................................    $5        $16        $27        $ 62
  Class I Shares (without fee waivers)...................    $6        $19        $33        $ 74

                                                                     One Group(R)
                                              PEGASUS              CASH MANAGEMENT
                                          CASH MANAGEMENT            MONEY MARKET            COMBINED
                                                FUND                    FUND*             PRO FORMA FUND
                                      ------------------------    ------------------    ------------------
                                      INSTITUTIONAL    SERVICE    CLASS I    CLASS A    CLASS I    CLASS A
                                         SHARES        SHARES     SHARES     SHARES     SHARES     SHARES
                                      -------------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price)................      None          None       None       None       None       None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
     net assets)
Advisory Fees (after fee
  waivers)(1).......................      .16%          .16%       .16%       .16%       .16%       .16%
12b-1 Fees(2).......................      None          .25%       None       .25%       None       .25%
Other Expenses (after fee
  waivers)(3).......................      .19%          .19%       .18%       .18%       .18%       .18%
Total Fund Operating Expenses (after
  fee waivers and/or expense
  reimbursements)(4)................      .35%          .60%       .34%       .59%       .34%       .59%

---------------

 * The One Group(R) Cash Management Money Market Fund has not yet commenced investment operations. The One Group(R) Cash Management Money Market Fund will continue the operations of the Pegasus Cash Management Fund upon consummation of the Reorganization relating to that Fund.

 + If shares of the One Group(R) Cash Management Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees for the Pegasus Cash Management Fund, the One Group(R) Cash Management Money Market Fund and Combined Fund would be .20% for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group(R) Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group(R) Cash Management Money Market Fund and Combined Fund are based on estimated amounts for this current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Cash Management Money Market Fund and Combined Fund would be .19% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses for the Pegasus Cash Management Fund would be .39% for the Institutional Shares and .64% for the Service Shares. Without Advisory Fee Waivers, Total Fund Operating Expenses for the One Group(R) Cash Management Money Market Fund and Combined Fund would be .39% for Class I and .64% for Class A shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Cash Management Fund
  Institutional Shares...................................    $4        $11        $20        $44
  Institutional Shares (without fee waivers).............    $4        $13        $22        $49
  Service Shares.........................................    $6        $19        $33        $75
  Service Shares (without fee waivers)...................    $7        $20        $36        $80

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
One Group(R) Cash Management Money Market Fund
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $13        $22        $49
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $7        $20        $36        $80
Combined Fund Pro Forma
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $13        $22        $49
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $7        $20        $36        $80

                                                                       One Group(R)
                                                                       TREASURY CASH
                                                                        MANAGEMENT
                                            PEGASUS TREASURY CASH      MONEY MARKET        COMBINED FUND
                                               MANAGEMENT FUND             FUND*             PRO FORMA
                                           -----------------------   -----------------   -----------------
                                           INSTITUTIONAL   SERVICE   CLASS I   CLASS A   CLASS I   CLASS A
                                              SHARES       SHARES    SHARES    SHARES    SHARES    SHARES
                                           -------------   -------   -------   -------   -------   -------
PEGASUS TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price).....................      None         None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
  assets)
Advisory Fees (after fee waivers)(1).....      .17%         .17%      .17%      .17%      .17%      .17%
12b-1 Fees(2)............................      None         .25%      None      .25%      None      .25%
Other Expenses (after fee waivers)(3)....      .18%         .18%      .17%      .17%      .17%      .17%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(4).....................      .35%         .60%      .34%      .59%      .34%      .59%

---------------

  * The One Group(R) Treasury Cash Management Money Market Fund has not yet commenced operations. The One Group(R) Treasury Cash Management Money Market Fund will continue the operations of the Pegasus Treasury Cash Management Fund upon consummation of the Reorganization relating to that Fund.

  + If shares of the One Group(R) Treasury Cash Management Money Market Fund or
    Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge is deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees for the Pegasus Treasury Cash Management Fund, the One Group(R) Treasury Cash Management Fund and Combined Fund would be .20% for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group(R) Treasury Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group(R) Treasury Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Treasury Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee Waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for the Institutional Shares and .63% for the Service Shares of the Pegasus

    Treasury Cash Management Fund and .38% for the Class I Shares and .63% for the Class A Shares of the One Group(R) Treasury Cash Management Money Market Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Treasury Cash Management Fund
  Institutional Shares...................................    $4        $11        $20        $44
  Institutional Shares (without fee waivers).............    $4        $12        $21        $48
  Service Shares.........................................    $6        $19        $33        $75
  Service Shares (without fee waivers)...................    $6        $20        $35        $79
One Group(R) Treasury Cash Management Money Market Fund
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $12        $21        $48
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $6        $20        $35        $79
Combined Fund Pro Forma
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $12        $21        $48
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $6        $20        $35        $79

                                                                       One Group(R)
                                                                      TREASURY PRIME
                                              PEGASUS TREASURY        CASH MANAGEMENT
                                                 PRIME CASH            MONEY MARKET        COMBINED FUND
                                               MANAGEMENT FUND             FUND*             PRO FORMA
                                           -----------------------   -----------------   -----------------
                                           INSTITUTIONAL   SERVICE   CLASS I   CLASS A   CLASS I   CLASS A
                                              SHARES       SHARES    SHARES    SHARES    SHARES    SHARES
                                           -------------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price).....................      None         None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
     assets)
Advisory Fees (after fee waivers)(1).....      .15%         .15%      .15%      .15%      .15%      .15%
12b-1 Fees(2)............................      None         .25%      None      .25%      None      .25%
Other Expenses (after fee waiver and/or
  expense reimbursements)(3).............      .20%         .20%      .19%      .19%      .19%      .19%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(4).....................      .35%         .60%      .34%      .59%      .34%      .59%

---------------

  * The One Group(R) Treasury Prime Cash Management Money Market Fund has not yet commenced operations. The One Group(R) Treasury Prime Cash Management Money Market Fund will continue the operations of the Pegasus Treasury Prime Cash Management Fund upon consummation of the Reorganization relating to that Fund.

  + If shares of the One Group(R) Treasury Prime Cash Management Money Market
    Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees would be .20% for the Pegasus Treasury Prime Cash Management Fund and .20% for the One Group(R) Treasury Prime Cash Management Money Market Fund and the Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group(R) Treasury Prime Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group(R) Treasury Prime Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Treasury Prime Cash Management Money Market Fund and Combined Fund would be .20% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .40% for the Institutional Shares and .65% for the Service Shares of the Pegasus Treasury Prime Cash Management Fund. Without waivers, Total Fund Operating Expenses for the One Group(R) Treasury Prime Cash Management Money Market Fund and Combined Fund would be .40% for the Class I shares and .65% for Class A shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Treasury Cash Management Fund
  Institutional Shares...................................    $4        $11        $20        $44
  Institutional Shares (without fee waivers).............    $4        $13        $22        $51
  Service Shares.........................................    $6        $19        $33        $75
  Service Shares (without fee waivers)...................    $7        $21        $36        $81
One Group(R) Treasury Cash Management Money Market Fund
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $13        $22        $51
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $7        $21        $36        $81
Combined Fund Pro Forma
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $13        $22        $51
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $7        $21        $36        $81

                                                                       One Group(R)
                                                                      U.S. GOVERNMENT
                                                   PEGASUS            SECURITIES CASH
                                               U.S. GOVERNMENT          MANAGEMENT
                                               SECURITIES CASH         MONEY MARKET        COMBINED FUND
                                               MANAGEMENT FUND             FUND*             PRO FORMA
                                           -----------------------   -----------------   -----------------
                                           INSTITUTIONAL   SERVICE   CLASS I   CLASS A   CLASS I   CLASS A
                                              SHARES       SHARES    SHARES    SHARES    SHARES    SHARES
                                           -------------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price).....................      None         None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
     assets)
Advisory Fees (after fee waivers)(1).....      .18%         .18%      .18%      .18%      .18%      .18%
12b-1 Fees(2)............................      None         .25%      None      .25%      None      .25%
Other Expenses (after fee waivers and/or
  expense reimbursements)(3).............      .17%         .17%      .17%      .17%      .17%      .17%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(4).....................      .35%         .60%      .35%      .60%      .35%      .60%

---------------

  * The One Group(R) U.S. Government Securities Cash Management Money Market Fund has not yet commenced investment operations. The One Group(R) U.S. Government Securities Cash Management Money Market Fund will continue the operations of the Pegasus U.S. Government Securities Cash Management Fund upon consummation of the Reorganization relating to that Fund.

  + If shares of the One Group(R) U.S. Government Securities Cash Management
    Money Market Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without fee waivers, Advisory Fees would be .20% for the Pegasus U.S. Government Securities Cash Management Fund, the One Group(R) U.S. Government Securities Cash Management Money Market Fund and Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group(R) U.S. Government Securities Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) U.S. Government Securities Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .37% for the Institutional Shares and .62% for the Service Shares of the Pegasus U.S. Government Securities Prime Cash Management Fund. Without Advisory Fee waivers, Total Fund Operating Expenses would be .38% for the Class I shares and .63% for Class A shares of the One Group(R) U.S. Government Securities Cash Management Money Market Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus U.S. Government Securities Cash Management Fund
     Institutional Shares................................    $4        $11        $20        $44
     Institutional Shares (without fee waivers)..........    $4        $12        $21        $47
     Services Shares.....................................    $6        $19        $33        $75
     Services Shares (without fee waivers)...............    $6        $20        $35        $77
One Group(R) U.S. Government Securities Cash Management
  Money Market Fund
     Class I Shares......................................    $4        $11        $20        $44
     Class I Shares (without fee waivers)................    $4        $12        $21        $48
     Class A Shares......................................    $6        $19        $33        $75
     Class A Shares (without fee waivers)................    $6        $20        $35        $79
Combined Fund Pro Forma
     Class I Shares......................................    $4        $11        $20        $44
     Class I Shares (without fee waivers)................    $4        $12        $21        $48
     Class A Shares......................................    $6        $19        $33        $75
     Class A Shares (without fee waivers)................    $6        $20        $35        $79

                                                                       One Group(R)
                                                                      MUNICIPAL CASH
                                              PEGASUS MUNICIPAL         MANAGEMENT
                                               CASH MANAGEMENT         MONEY MARKET        COMBINED FUND
                                                    FUND                   FUND*             PRO FORMA
                                           -----------------------   -----------------   -----------------
                                           INSTITUTIONAL   SERVICE   CLASS I   CLASS A   CLASS I   CLASS A
                                              SHARES       SHARES    SHARES    SHARES    SHARES    SHARES
                                           -------------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES+
  Maximum Sales Charge Imposed on
     Purchases (as a percentage of
     offering price).....................      None         None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
     assets)
Advisory Fees (after fee waivers)(1).....      .17%         .17%      .17%      .17%      .17%      .17%
12b-1 Fees (after fee waivers)(2)........      None         .25%      None      .25%      None      .25%
Other Expenses (after fee waivers and/or
  expense reimbursements)(3).............      .18%         .18%      .17%      .17%      .17%      .17%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(4).....................      .35%         .60%      .34%      .59%      .34%      .59%

---------------

  * The One Group(R) Municipal Cash Management Money Market Fund has not yet commenced investment operations. The One Group(R) Municipal Cash Management Money Market Fund will continue the operations of the Pegasus Municipal Cash Management Fund upon consummation of the Reorganization relating to that Fund.

  + If shares of the One Group(R) Municipal Cash Management Money Market Fund or
    Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $7.00 charge will be deducted from the redemption amounts paid by wire.

(1) Without Advisory Fee waivers, Advisory Fees would be .20% for the Pegasus Municipal Cash Management Fund and the One Group(R) Municipal Cash Management Money Market Fund and Combined Fund for all classes of shares.

(2) The amount of 12b-1 Fees shown for the One Group(R) Municipal Cash Management Money Market Fund and Combined Fund includes fees for shareholder servicing and distribution.

(3) Other Expenses for the One Group(R) Municipal Cash Management Money Market Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Municipal Cash Management Money Market Fund and Combined Fund would be .18% for all classes of shares.

(4) Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for the Institutional Shares and .63% for the Service Shares of the Pegasus Municipal Cash Management Fund. Without Advisory Fee waivers and expense reimbursement arrangements, Total Fund Operating Expenses would be .38% for Class I shares and .63% for Class A shares of the One Group(R) Municipal Cash Management Money Market Fund and Combined Fund. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment,
(1) 5% annual return, and (2) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Municipal Cash Management Fund
  Institutional Shares...................................    $4        $11        $20        $44
  Institutional Shares (without fee waivers).............    $4        $12        $21        $48
  Service Shares.........................................    $6        $19        $33        $75
  Service Shares (without fee waivers)...................    $6        $20        $35        $79
One Group(R) Municipal Cash Management Money Market Fund
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $12        $21        $48
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $6        $20        $35        $79
Combined Fund Pro Forma
  Class I Shares.........................................    $3        $11        $19        $43
  Class I Shares (without fee waivers)...................    $4        $12        $21        $48
  Class A Shares.........................................    $6        $19        $33        $74
  Class A Shares (without fee waivers)...................    $6        $20        $35        $79

                                    PEGASUS MANAGED ASSETS         ONE GROUP(R) INVESTOR             COMBINED FUND
                                      CONSERVATIVE FUND++            BALANCED FUND(1)                  PRO FORMA
                                  ---------------------------   ---------------------------   ---------------------------
                                  CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                  SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)......................  5.00%      None      None     4.50%      None      None     5.25%      None      None
  Sales Charge on Reinvested
    Dividends...................   None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or redemption
    proceeds, as applicable)....   None+    5.00%      None      None+    5.00%      None      None+    5.00%      None
  Redemption Fees...............   None      None      None      None      None      None      None      None      None
  Exchange Fees.................   None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
    daily net assets)
Advisory Fees(2)................   .52%      .52%      .52%      .05%      .05%      .05%      .05%      .05%      .05%
12b-1 Fees (after fee
  waivers)(3)...................   None      .75%      None      .25%     1.00%      None      .25%     1.00%      None
Other Expenses (after fee
  waivers and/or expense
  reimbursements)...............   .73%      .73%      .48%      .15%      .15%      .15%      .15%      .15%      .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense reimbursements)
  (4,5,6).......................  1.25%     2.00%     1.00%      .45%     1.20%      .20%      .45%     1.20%      .20%

---------------

  * If shares of the One Group(R) Investor Balanced Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

  ++ Expenses for the Pegasus Managed Assets Conservative Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1) Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Conservative Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Conservative Funds and Class A and Class B shareholders of the One Group(R) Investor Balanced and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Investor Balanced Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Investor Balanced Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Conservative Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Conservative Fund has voluntarily agreed to limit the total operating expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory, 12b-1 Fees and other expenses, Total Fund Operating Expenses would be 1.38% for Class A Shares, 2.13% for Class B Shares, and 1.13% for Class I Shares of the Pegasus Managed Assets Conservative Fund. Without the voluntary reduction of 12b-1 fees, Total Fund Operating Expenses for Class A shares of the One Group(R) Investor Balanced and Combined Fund would be .55%.

(6) After combining the Total Fund Operating Expenses of the One Group(R) Investor Balanced Fund and Combined Fund with those of the Underlying Funds, the estimated average weighted expense ratio is 1.22% for Class A shares, 1.97% for Class B shares and .97% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Managed Assets Conservative Fund
  Class A Shares........................................   $62        $88       $115        $194
  Class A Shares (without fee waivers)..................   $63        $92       $122        $207
  Class B Shares........................................   $70        $93       $128        $204+
  Class B Shares (without fee waivers)..................   $72        $97       $134        $218+
  Class I Shares........................................   $10        $32       $ 55        $122
  Class I Shares (without fee waivers)..................   $12        $36       $ 62        $137
One Group(R) Investor Balanced Fund
  Class A Shares........................................   $57        $83       $111        $189
  Class A Shares (without fee waivers)..................   $59        $88       $119        $208
  Class B Shares........................................   $70        $93       $128        $213**
  Class B Shares (without fee waivers)..................   $71        $95       $131        $223**
  Class I Shares........................................   $10        $32       $ 55        $122
  Class I Shares (without fee waivers)..................   $11        $34       $ 59        $131
Combined Fund Pro Forma
  Class A Shares........................................   $64        $89       $116        $192
  Class A Shares (without fee waivers)..................   $66        $95       $127        $215
  Class B Shares........................................   $70        $92       $126        $210**
  Class B Shares (without fee waivers)..................   $71        $95       $132        $224**
  Class I Shares........................................   $10        $31       $ 54        $119
  Class I Shares (without fee waivers)..................   $11        $34       $ 60        $132

---------------

** Class B shares of the One Group(R) Investor Balanced Fund and the Combined
   Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Managed Assets Conservative Fund
  Class B Shares.......................................   $20        $63       $109        $204+
  Class B Shares (without fee waivers).................   $22        $67       $114        $218+
One Group(R) Investor Balanced Fund
  Class B Shares.......................................   $20        $63       $108        $213**
  Class B Shares (without fee waivers).................   $21        $65       $111        $223**
Combined Funds Pro Forma
  Class B Shares.......................................   $20        $62       $106        $210**
  Class B Shares (without fee waivers).................   $21        $65       $112        $224**

---------------

** Class B Shares of the One Group(R) Investor Balanced Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                          PEGASUS                    One Group(R)
                                      MANAGED ASSETS               INVESTOR GROWTH &                 COMBINED
                                      BALANCED FUND++               INCOME FUND(1)                FUND PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)...........   5.00%      None     None      4.50%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends.................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+      5.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None       None     None      None      None      None      None      None      None
  Exchange Fees...............   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2).................    .52%       .52%     .52%      .05%      .05%      .05%      .05%      .05%      .05%
12b-1 Fees (after fee
  waivers)(3).................   None        .75%    None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses (after fee
  waivers and expense
  reimbursements).............    .73%       .73%     .48%      .15%      .15%      .15%      .15%      .15%      .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense
  reimbursements)(4,5,6)......   1.25%      2.00%    1.00%      .45%     1.20%      .20%      .45%     1.20%      .20%

---------------

  * If shares of the One Group(R) Investor Growth & Income Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

  ++ Expenses for the Pegasus Managed Assets Balanced Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1) Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Balanced Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Balanced Fund and Class A and Class B shareholders of the One Group(R) Investor Growth & Income and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Investor Growth & Income Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Investor Growth & Income Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Balanced Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Balanced Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory, 12b-1 Fees and Other Expenses, Total Fund Operating Expenses would be 1.38% for Class A shares, 2.13% for Class B shares, and 1.13% for Class I shares of the Pegasus Managed Assets Balanced Fund. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be .55% for Class A shares of the One Group(R) Investor Growth & Income Fund and Combined Fund.

(6) After combining the Total Fund Operating Expenses of the One Group(R) Investor Growth and Income Fund and Combined with those of the Underlying Funds, estimated average weighted expense ratio is 1.26% for Class A shares, 2.01% for Class B shares and 1.01% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Managed Assets Balanced Fund
  Class A Shares.......................................   $62        $88       $115        $194
  Class A Shares (without fee waivers).................   $63        $92       $122        $207
  Class B Shares.......................................   $70*       $93       $128        $204+
  Class B Shares (without fee waivers).................   $72        $97       $134        $218+
  Class I Shares.......................................   $10        $32       $ 55        $122
  Class I Shares (without fee waivers).................   $12        $36       $ 62        $137
One Group(R) Investor Growth & Income Fund Class A
  Shares...............................................   $58        $84       $113        $195
  Class A Shares (without fee waivers).................   $59        $89       $121        $212
  Class B Shares.......................................   $71        $94       $130        $219**
  Class B Shares (without fee waivers).................   $71        $96       $133        $228**
  Class I Shares.......................................   $11        $33       $ 58        $128
  Class I Shares (without fee waivers).................   $11        $35       $ 61        $135
Combined Fund Pro Forma
  Class A Shares.......................................   $65        $90       $118        $197
  Class A Shares (without fee waivers).................   $66        $96       $128        $217
  Class B Shares.......................................   $70        $93       $128        $214**
  Class B Shares (without fee waivers).................   $71        $96       $133        $227**
  Class I Shares.......................................   $10        $32       $ 56        $124
  Class I Shares (without fee waivers).................   $11        $35       $ 61        $134

---------------

** Class B shares of the One Group(R) Investor Growth & Income Fund and the
   Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Managed Assets Balanced Fund
  Class B Shares.......................................   $20        $63       $108        $204+
  Class B Shares (without fee waivers).................   $22        $67       $114        $218+
One Group(R) Investor Growth & Income Fund
  Class B Shares.......................................   $21        $64       $110        $219**
  Class B Shares (without fee waivers).................   $21        $66       $113        $228**
Combined Funds Pro Forma
  Class B Shares.......................................   $20        $63       $108        $214**
  Class B Shares (without fee waivers).................   $21        $66       $113        $227**

---------------

** Class B Shares of the One Group(R) Investor Growth & Income Fund and the
   Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                          PEGASUS                    One Group(R)
                                      MANAGED ASSETS                INVESTOR GROWTH                  COMBINED
                                       GROWTH FUND++                    FUND(1)                   FUND PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)...........   5.00%      None     None      4.50%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends.................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+      5.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None       None     None      None      None      None      None      None      None
  Exchange Fees...............   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2).................    .23%       .23%     .23%      .05%      .05%      .05%      .05%      .05%      .05%
12b-1 Fees (after fee
  waivers)(3).................   None        .75%    None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses................   1.02%      1.02%     .77%      .15%      .15%      .15%      .15%      .15%      .15%
Total Fund Operating Expenses
  (after fee waivers and/or
  expense
  reimbursements)(4,5,6)......   1.25%      2.00%    1.00%      .45%     1.20%      .20%      .45%     1.20%      .20%

---------------

  * If shares of the One Group(R) Investor Growth Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the

    Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

  ++ Expenses for the Pegasus Managed Assets Growth Fund include expenses borne indirectly by the Fund in connection with its investments in the Underlying Funds. There is no layering of fees.

(1) Expense information has been restated to reflect current fees.

(2) Without Advisory Fee waivers, Advisory Fees for the Pegasus Managed Assets Growth Fund would be .65% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Managed Assets Growth Fund and Class A and Class B shareholders of the One Group(R) Investor Growth Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Investor Growth Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Investor Growth Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Managed Assets Growth Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Managed Assets Growth Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.67% for Class A shares, 2.42% for Class B shares, and 1.42% for Class I shares of the Pegasus Managed Assets Growth Fund. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be .55% for Class A shares of the One Group(R) Investor Growth Fund and Combined Fund.

(6) After combining the Total Fund Operating Expenses of the One Group(R) Investor Growth Fund and Combined Fund with those of the Underlying Funds, the estimated average weighted expense ratio is 1.28% for Class A shares, 2.03% for Class B shares and 1.03% for Class I shares. The following examples are calculated using Combined total operating expenses.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Managed Assets Growth Fund
  Class A Shares.......................................   $62       $ 88       $115        $194
  Class A Shares (without fee waivers).................   $66       $100       $136        $238
  Class B Shares.......................................   $70       $ 93       $128        $204+
  Class B Shares (without fee waivers).................   $75       $105       $149        $248+
  Class I Shares.......................................   $10       $ 32       $ 55        $122
  Class I Shares (without fee waivers).................   $14       $ 45       $ 78        $170
One Group(R) Investor Growth Fund
  Class A Shares.......................................   $58       $ 85       $114        $197
  Class A Shares (without fee waivers).................   $59       $ 89       $121        $212
  Class B Shares.......................................   $71       $ 95       $131        $221**
  Class B Shares (without fee waivers).................   $71       $ 96       $133        $228**
  Class I Shares.......................................   $11       $ 34       $ 59        $131
  Class I Shares (without fee waivers).................   $11       $ 35       $ 61        $135
Combined Fund Pro Forma
  Class A Shares.......................................   $65       $ 91       $119        $199
  Class A Shares (without fee waivers).................   $67       $ 96       $128        $218
  Class B Shares.......................................   $71       $ 94       $129        $217**
  Class B Shares (without fee waivers).................   $71       $ 96       $133        $228**
  Class I Shares.......................................   $11       $ 33       $ 57        $126
  Class I Shares (without fee waivers).................   $11       $ 35       $ 61        $135

---------------

** Class B shares of the One Group(R) Investor Growth Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Managed Assets Growth Fund
  Class B Shares.......................................   $20        $63       $108        $204+
  Class B Shares (without fee waivers).................   $25        $75       $129        $248+
One Group(R) Investor Growth Fund
  Class B Shares.......................................   $21        $65       $111        $221**
  Class B Shares (without fee waivers).................   $21        $66       $113        $228**
Combined Funds Pro Forma Class B Shares................   $21        $64       $109        $217**
  Class B Shares (without fee waivers).................   $21        $66       $113        $228**

---------------

** Class B Shares of the One Group(R) Investor Growth Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                          PEGASUS                    ONE GROUP(R)                  COMBINED FUND
                                    EQUITY INCOME FUND           INCOME EQUITY FUND(1)               PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)....................   5.00%     None      None      4.50%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends.................   None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+     5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None      None      None      None      None      None      None      None      None
  Exchange Fees...............   None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES (as
  a percentage of average
  daily net assets)
Advisory Fees (after fee
  waiver)(2)..................    .50%      .50%      .50%      .74%      .74%      .74%      .66%      .66%      .66%
12b-1 Fees (after fee
  waivers)(3).................   None       .75%     None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses (after fee
  waiver)(4)..................    .45%      .45%      .20%      .26%      .26%      .26%      .14%      .14%      .14%
Total Fund Operating Expenses
  (after fee waivers)(5,6)....    .95%     1.70%      .70%     1.25%     2.00%     1.00%     1.05%     1.80%      .80%

---------------

  * If shares of the One Group(R) Income Equity Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the Fee Waiver, Advisory Fees for the combined fund would be .74% for all classes of shares

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Equity Income Fund and Class A and Class B Shareholders of the One Group(R) Income Equity Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Income Equity Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Income Equity Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Income Equity Fund are reflected under "Other Expenses."

(4) Without fee waivers, Other Expenses would be .22% for all classes of shares of the Combined Fund.

(5) The Investment Adviser of the Pegasus Equity Income Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.21%, 1.96% and .96%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of 12b-1 Fees, Advisory fees, and Other Expenses, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group(R) Income Equity Fund and 1.31% for Class A Shares 1.96% for Class B Shares and .96% for Class I Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Equity Income Fund
  Class A Shares........................................   $59        $79       $100        $161
  Class B Shares........................................   $67        $84       $113        $173+
  Class I Shares........................................   $ 7        $22       $ 39        $ 87
One Group(R) Income Equity Fund
  Class A Shares........................................   $57        $83       $111        $189
  Class A Shares (without fee waivers)..................   $58        $86       $116        $200
  Class B Shares........................................   $70        $93       $128        $213**
  Class I Shares........................................   $10        $32       $ 55        $122
Combined Fund Pro Forma
  Class A Shares........................................   $63        $84       $107        $174
  Class A Shares (without fee waivers)..................   $65        $92       $121        $202
  Class B Shares........................................   $68        $87       $117        $192**
  Class B Shares (without fee waivers)..................   $70        $92       $126        $212
  Class I Shares........................................   $ 8        $26       $ 44        $ 99
  Class I Shares (without fee waivers)..................   $10        $31       $ 53        $118

---------------

** Class B shares of the One Group(R) Income Equity and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Equity Income Fund
  Class B Shares.......................................   $17        $54       $ 93        $173+
One Group(R) Income Equity Fund
  Class B Shares.......................................   $20        $63       $108        $213**
Combined Funds Pro Forma
  Class B Shares.......................................   $18        $57       $ 97        $192**
  Class B Shares (without fee Waivers).................   $20        $62       $106        $212**

---------------

** Class B Shares of the One Group(R) Income Equity Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                                                     One Group(R)
                                          PEGASUS                LARGE COMPANY GROWTH                COMBINED
                                        GROWTH FUND                     FUND(1)                   FUND PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)....................   5.00%     None      None      4.50%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends.................   None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+     5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None      None      None      None      None      None      None      None      None
  Exchange Fees...............   None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees.................    .60%      .60%      .60%      .74%      .74%      .74%      .71%      .71%      .71%
12b-1 Fees (after fee
  waivers)(2).................   None       .75%     None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses................    .47%      .47%      .22%      .26%      .26%      .26%      .21%      .21%      .21%
Total Fund Operating Expenses
  (after fee waivers)(3,4)....   1.07%     1.82%      .82%     1.25%     2.00%     1.00%     1.17%     1.92%      .92%

---------------

  * If shares of the One Group(R) Large Company Growth Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Growth Fund and Class A and Class B shareholders of the One Group(R) Large Company Growth Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Large Company Growth Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Large Company Growth Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Growth Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Growth Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.25%, 2.00% and 1.00%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group(R) Large Company Growth Fund and 1.27% for Class A Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Growth Fund
  Class A Shares.......................................   $60        $82       $106        $175
  Class B Shares.......................................   $69        $88       $119        $186+
  Class I Shares.......................................   $ 8        $27       $ 46        $103
One Group(R) Large Company Growth Fund
  Class A Shares.......................................   $57        $83       $111        $189
  Class A Shares (without fee waivers).................   $58        $86       $116        $200
  Class B Shares.......................................   $70        $93       $128        $213**
  Class I Shares.......................................   $10        $32       $ 55        $122
Combined Fund Pro Forma
  Class A Shares.......................................   $64        $88       $113        $187
  Class A Shares (without fee waivers).................   $65        $91       $119        $198
  Class B Shares.......................................   $69        $90       $124        $205**
  Class I Shares.......................................   $ 9        $29       $ 51        $113

---------------

** Class B shares of the One Group(R) Large Company Growth Fund and the Combined
   Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Growth Fund
  Class B Shares.......................................   $19        $58       $ 99        $186+
One Group(R) Large Company Growth Fund
  Class B Shares.......................................   $20        $63       $108        $213**
Combined Funds Pro Forma (R)Class B Shares.............   $19        $60       $104        $205**

---------------

** Class B Shares of the One Group(R) Large Company Growth Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                      PEGASUS MID CAP          ONE GROUP(R) DIVERSIFIED
                                     OPPORTUNITY FUND                MID CAP FUND*            COMBINED FUND PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)....................   5.00%      None     None      5.25%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends.................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+      5.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None       None     None      None      None      None      None      None      None
  Exchange Fees...............   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(1).................    .60%       .60%     .60%      .60%      .60%      .60%      .60%      .60%      .60%
12b-1 Fees (after fee
  waivers)(2).................   None        .75%    None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses (after fee
  waivers)(3).................    .54%       .54%     .29%      .26%      .26%      .26%      .26%      .26%      .26%
Total Fund Operating Expenses
  (after fee waivers)(4)......   1.14%      1.89%     .89%     1.11%     1.86%      .86%     1.11%     1.86%      .86%

---------------

  * The One Group(R) Diversified Mid Cap Fund has not yet commenced operations. The One Group(R) Diversified Mid Cap Fund will continue the operations of the Pegasus Mid Cap Opportunity Fund upon consummation of the Reorganization relating to the Fund.

 ** If shares of the One Group(R) Diversified Mid Cap Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waivers, Advisory Fees for the One Group(R) Diversified Mid Cap Fund and Combined Fund would be .74% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Mid-Cap Opportunity Fund and long-term Class A and Class B shareholders of the One Group(R) Diversified Mid Cap Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares. The amount of 12b-1 fees shown for the One Group(R) Diversified Mid Cap Fund and Combined Fund includes fees for shareholders servicing and distribution. Shareholders servicing fees payable by the Class A and Class B shareholders of the Pegasus Mid-Cap Opportunity Fund are reflected under "Other Expenses."

(3) Without the fee waiver, Other Expenses for the One Group(R) Diversified Mid Cap Fund and Combined Fund would be .27% for all classes of shares.

(4) The Investment Adviser of the Pegasus Mid-Cap Opportunity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.27%, 2.02% and 1.02%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total Fund Operating Expenses for the One Group(R) Diversified Mid Cap Fund and Combined Fund would be 1.36% for Class A shares, 2.01% for Class B shares and 1.01% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Mid Cap Opportunity Fund
  Class A Shares.......................................   $61        $85       $110        $182
  Class B Shares.......................................   $69        $90       $123        $194+
  Class I Shares.......................................   $ 9        $29       $ 50        $110
One Group(R) Diversified Mid Cap Fund
  Class A Shares.......................................   $63        $86       $110        $181
  Class A Shares (without fee waivers).................   $66        $93       $123        $207
  Class B Shares.......................................   $69        $88       $121        $198**
  Class B Shares (without fee waivers).................   $70        $93       $128        $217**
  Class I Shares.......................................   $ 9        $27       $ 48        $106
  Class I Shares (without fee waivers).................   $10        $32       $ 56        $124
Combined Fund Pro Forma
  Class A Shares.......................................   $63        $86       $110        $181
  Class A Shares (without fee waivers).................   $66        $93       $123        $207
  Class B Shares.......................................   $69        $88       $121        $198**
  Class B Shares (without fee waivers).................   $70*       $93       $128        $217**
  Class I Shares.......................................   $ 9        $27       $ 48        $106
  Class I Shares (without fee waivers).................   $10        $32       $ 56        $124

---------------

** Class B Shares of the One Group(R) Diversified MidCap Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Mid Cap Opportunity Fund
  Class B Shares.......................................   $19        $60       $103        $194+
One Group(R) Diversified MidCap Fund
  Class B Shares.......................................   $19        $58       $101        $198**
  Class B Shares (without fee waivers).................   $20        $63       $108        $217**
Combined Funds Pro Forma
  Class B Shares.......................................   $19        $58       $101        $198**
  Class B Shares (without fee waivers).................   $20        $63       $108        $217**

---------------

** Class B Shares of the One Group(R) Diversified MidCap Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                       PEGASUS SMALL-CAP          ONE GROUP(R) SMALL CAP             COMBINED FUND
                                       OPPORTUNITY FUND                 VALUE FUND*                    PRO FORMA
                                  ---------------------------   ---------------------------   ---------------------------
                                  CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                  SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)......................   5.00%      None      None     5.25%      None      None     5.25%      None      None
  Sales Charge on Reinvested
    Dividends...................    None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or redemption
    proceeds, as applicable)....    None+    5.00%      None      None+    5.00%      None      None+    5.00%      None
  Redemption Fees...............    None      None      None      None      None      None      None      None      None
  Exchange Fees.................    None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
    daily net assets)
Advisory Fees (after fee
  waivers)(1)...................    .70%      .70%      .70%      .70%      .70%      .70%      .70%      .70%      .70%
12b-1 Fees (after fee
  waivers)(2)...................    None      .75%      None      .25%     1.00%      None      .25%     1.00%      None
Other Expenses(3)...............    .49%      .49%      .24%      .21%      .21%      .21%      .21%      .21%      .21%
Total Fund Operating Expenses
  (after fee waivers)(4)........   1.19%     1.94%      .94%     1.16%     1.91%      .91%     1.16%     1.91%      .91%

---------------

  * The One Group(R) Small Cap Value Fund has not yet commenced investment operations. The One Group(R) Small Cap Value Fund will continue the operations of the Pegasus Small-Cap Opportunity Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Small Cap Value Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fees waivers, Advisory Fees for the One Group(R) Small Cap Value Fund and Combined Fund would be .74% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Small-Cap Opportunity Fund and long-term Class A and Class B shareholders of the One Group(R) Small Cap Value Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees for A shares of the One Group(R) Small Cap Value Fund and Combined Fund would be .35%. The amount of 12b-1 Fees shown for the One Group(R) Small Cap Value Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Small-Cap Opportunity Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group(R) Small Cap Value Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Small Cap Value Fund and Combined Fund would be .22% for all classes of shares.

(4) The Investment Adviser of the Pegasus Small Cap Opportunity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.42%, 2.17% and 1.17%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total

    Fund Operating Expenses for the One Group(R) Small Cap Value Fund and Combined Fund would be 1.31% for Class A Shares, 1.96% for Class B shares and .96% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Small-Cap Opportunity Fund
  Class A Shares........................................   $62        $86       $112        $188
  Class B Shares........................................   $70        $91       $126        $199+
  Class I Shares........................................   $10        $30       $ 52        $116
One Group(R) Small Cap Value Fund
  Class A Shares........................................   $64        $87       $113        $186
  Class A Shares (without fee waivers)..................   $65        $92       $121        $202
  Class B Shares........................................   $69        $90       $123        $204**
  Class B Shares (without fee waivers)..................   $70        $92       $126        $212**
  Class I Shares........................................   $ 9        $29       $ 50        $112
  Class I Shares (without fee waivers)..................   $10        $31       $ 53        $118
Combined Fund Pro Forma
  Class A Shares........................................   $64        $87       $113        $186
  Class A Shares (without fee waivers)..................   $65        $92       $121        $202
  Class B Shares........................................   $69        $90       $123        $204**
  Class B Shares (without fee waivers)..................   $70        $92       $126        $212**
  Class I Shares........................................   $ 9        $29       $ 50        $112
  Class I Shares (without fee waivers)..................   $10        $31       $ 53        $118

---------------

** Class B shares of the One Group(R) Small Cap Value Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Small-Cap Opportunity Fund
  Class B Shares.......................................   $20        $61       $106        $199+
One Group(R) Small Cap Value Fund
  Class B Shares.......................................   $19        $60       $103        $204**
  Class B Shares (without fee waivers).................   $20        $62       $106        $212**
Combined Funds Pro Forma
  Class B Shares.......................................   $19        $60       $103        $204**
  Class B Shares (without fee waivers).................   $20        $62       $106        $212**

---------------

** Class B Shares of the One Group(R) Small Cap Value Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                       PEGASUS INTRINSIC         ONE GROUP(R) DISCIPLINED            COMBINED FUND
                                          VALUE FUND                   VALUE FUND(1)                   PRO FORMA
                                  ---------------------------   ---------------------------   ---------------------------
                                  CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                  SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)......................   5.00%      None      None     4.50%      None      None     5.25%      None      None
  Sales Charge on Reinvested
    Dividends...................    None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or redemption
    proceeds, as applicable)....    None+    5.00%      None      None+    5.00%      None      None+    5.00%      None
  Redemption Fees...............    None      None      None      None      None      None      None      None      None
  Exchange Fees.................    None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
    daily net assets)
Advisory Fees...................    .60%      .60%      .60%      .74%      .74%      .74%      .74%      .74%      .74%
12b-1 Fees (after fee
  waiver)(2)....................    None      .75%      None      .25%     1.00%      None      .25%     1.00%      None
Other Expenses..................    .49%      .49%      .24%      .26%      .26%      .26%      .20%      .20%      .20%
Total Fund Operating Expenses
  (after fee waivers)(3,4)......   1.09%     1.84%      .84%     1.25%     2.00%     1.00%     1.19%     1.94%      .94%

---------------

  * If shares of the One Group(R) Disciplined Value Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intrinsic Value Fund and Class A and Class B shares of the One Group(R) Disciplined Value Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Disciplined Value Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Disciplined Value Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intrinsic Value Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Intrinsic Value Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.19%, 1.94% and 0.94%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group(R) Disciplined Value Fund and 1.29% for Class A Shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Intrinsic Value Fund
  Class A Shares........................................   $61        $83       $107        $177
  Class B Shares........................................   $69        $88       $120        $188+
  Class I Shares........................................   $ 9        $27       $ 47        $104
One Group(R) Disciplined Value Fund
  Class A Shares........................................   $57        $83       $111        $189
  Class A Shares (without fee waivers)..................   $58        $86       $116        $200
  Class B Shares........................................   $70        $93       $128        $213**
  Class I Shares........................................   $10        $32       $ 55        $122
Combined Fund Pro Forma
  Class A Shares........................................   $64        $88       $114        $189
  Class A Shares (without fee waivers)..................   $65        $91       $120        $200
  Class B Shares........................................   $70        $91       $125        $207**
  Class I Shares........................................   $10        $30       $ 52        $115

---------------

** Class B shares of the One Group(R) Mid Cap Value Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Intrinsic Value Fund
  Class B Shares.......................................   $19        $58       $100        $188+
One Group(R) Disciplined Value Fund
  Class B Shares.......................................   $20        $63       $108        $213**
Combined Funds Pro Forma
  Class B Shares.......................................   $20        $61       $105        $207**

---------------

** Class B Shares of the One Group(R) Disciplined Value Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                      PEGASUS GROWTH AND               ONE GROUP(R)                  COMBINED FUND
                                          VALUE FUND               VALUE GROWTH FUND(1)                PRO FORMA
                                  ---------------------------   ---------------------------   ---------------------------
                                  CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                  SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases (as a
    percentage of offering
    price)......................   5.00%      None      None     4.50%      None      None     5.25%      None      None
  Sales Charge on Reinvested
    Dividends...................    None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or redemption
    proceeds, as applicable)....    None+    5.00%      None      None+    5.00%      None      None+    5.00%      None
  Redemption Fees...............    None      None      None      None      None      None      None      None      None
  Exchange Fees.................    None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
    daily net assets)
Advisory Fees...................    .60%      .60%      .60%      .74%      .74%      .74%      .73%      .73%      .73%
12b-1 Fees (after fee
  waivers)(2)...................    None      .75%      None      .25%     1.00%      None      .25%     1.00%      None
Other Expenses..................    .51%      .51%      .26%      .26%      .26%      .26%      .23%      .23%      .23%
Total Fund Operating Expenses
  (after fee waivers)(3,4)......   1.11%     1.86%      .86%     1.25%     2.00%     1.00%     1.21%     1.96%      .96%

---------------

  * If shares of the One Group(R) Value Growth Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Growth and Value Fund and Class A and Class B shares of the One Group(R) Value Growth Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Value Growth Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Value Growth Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Growth and Value Fund are reflected under "Other Expenses."

(3) The Investment Adviser of the Pegasus Growth and Value Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.12%, 1.87% and 0.87%, respectively, for the Class A, Class B and Class I shares.

(4) Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses would be 1.35% for Class A shares of the One Group(R) Value Growth Equity Fund and 1.31% for Class A shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Growth and Value Fund
  Class A Shares........................................   $61        $84       $108        $179
  Class B Shares........................................   $69        $89       $121        $190+
  Class I Shares........................................   $ 9        $28       $ 48        $106
One Group(R) Value Growth Fund
  Class A Shares........................................   $57        $83       $111        $189
  Class A Shares (without fee waivers)..................   $58        $86       $116        $200
  Class B Shares........................................   $70        $93       $128        $213**
  Class I Shares........................................   $10        $32       $ 55        $122
Combined Fund Pro Forma
  Class A Shares........................................   $64        $89       $116        $191
  Class A Shares (without fee waivers)..................   $65        $92       $121        $202
  Class B Shares........................................   $70        $92       $126        $209**
  Class I Shares........................................   $10        $31       $ 53        $118

---------------

** Class B shares of the One Group(R) Diversified Equity Fund and the Combined
   Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Growth and Value Fund
  Class B Shares.......................................   $19        $59       $101        $190+
One Group(R) Value Growth Fund
  Class B Shares.......................................   $20        $63       $108        $213**
Combined Funds Pro Forma
  Class B Shares.......................................   $20        $62       $106        $209**

---------------

** Class B Shares of the One Group(R) Value Growth Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                                    PEGASUS                    ONE GROUP(R)                    COMBINED
                                               EQUITY INDEX FUND           EQUITY INDEX FUND(1)             FUND PRO FORMA
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                          SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                          -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price).....................   3.00%     None      None      4.50%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends...........................   None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred Sales
    Charge (as a percentage of original
    purchase price or redemption
    proceeds, as applicable)............   None+     3.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.......................   None      None      None      None      None      None      None      None      None
  Exchange Fees.........................   None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
    assets)
Advisory Fees (after fee waivers)(2)....    .10%      .10%      .10%      .25%      .25%      .25%      .15%      .15%      .15%
12b-1 Fees (after fee waivers)(3).......   None       .75%     None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses(4).......................    .55%      .55%      .30%      .25%      .25%      .25%      .21%      .21%      .21%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(5,6)..................    .65%     1.40%      .40%      .75%     1.50%      .50%      .61%     1.36%      .36%

---------------

  * If shares of the One Group(R) Equity Index Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Equity Index Fund and Combined Fund would be .30% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Equity Index Fund and long-term Class A and Class B shares of the One Group(R) Equity Index Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares of the One Group(R) Equity Index Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Equity Index Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Equity Index Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the Combined Fund would be .28% for all classes of shares.

(5) The Investment Adviser of the Pegasus Equity Index Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .86%, 1.41% and .51%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory, 12b-1 and other Fees, Total Fund Operating Expenses would be .90% for Class A shares, 1.55% for Class B shares, and .55% for Class I shares of the One Group(R) Equity Index Fund and .93% for Class A shares, 1.58% for Class B shares and .58% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (2) redemption at the end of the following periods:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Equity Index Fund
  Class A Shares........................................   $36        $50       $ 65        $109
  Class B Shares........................................   $44        $65       $ 87        $129+
  Class I Shares........................................   $ 4        $13       $ 22        $ 51
One Group(R) Equity Index Fund
  Class A Shares........................................   $52        $68       $ 85        $134
  Class A Shares (without fee waivers)..................   $54        $72       $ 93        $151
  Class B Shares........................................   $65        $77       $102        $159**
  Class B Shares (without fee waivers)..................   $66        $79       $104        $167**
  Class I Shares........................................   $ 5        $16       $ 28        $ 63
  Class I Shares (without fee waivers)..................   $ 6        $18       $ 31        $ 69
Combined Fund Pro Forma
  Class A Shares........................................   $58        $71       $ 85        $125
  Class A Shares (without fee waivers)..................   $61        $81       $101        $161
  Class B Shares........................................   $64        $73       $ 94        $143**
  Class B Shares (without fee waivers)..................   $66        $80       $106        $170**
  Class I Shares........................................   $ 4        $12       $ 20        $ 46
  Class I Shares (without fee waivers)..................   $ 6        $19       $ 32        $ 73

---------------

** Class B shares of the One Group(R) Equity Index Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          ------    -------    -------    --------
Pegasus Equity Index Fund
  Class B Shares........................................   $14        $45        $77        $129+
One Group(R) Equity Index Fund
  Class B Shares........................................   $15        $47        $82        $159**
  Class B Shares (without fee waivers)..................   $16        $49        $84        $167**
Combined Funds Pro Forma
  Class B Shares........................................   $14        $43        $74        $143**
  Class B Shares (without fee waivers)..................   $16        $50        $86        $170**

---------------

** Class B Shares of the One Group(R) Equity Index Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                                    PEGASUS                    One Group(R)
                                               MARKET EXPANSION              MARKET EXPANSION                  COMBINED
                                                 INDEX FUND(1)                  INDEX FUND*                 FUND PRO FORMA
                                          ---------------------------   ---------------------------   ---------------------------
                                          CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                          SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                          -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price).....................    3.00%    None      None       5.25%    None      None       5.25%    None      None
  Transaction Fee Imposed on
    Purchases***........................     .50%     .50%      .50%       .50%     .50%      .50%       .50%     .50%      .50%
  Sales Charge on Reinvested
    Dividends...........................    None     None      None       None     None      None       None     None      None
  Maximum Contingent Deferred Sales
    Charge (as a percentage of original
    purchase price or redemption
    proceeds, as applicable)............   None+     3.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.......................    None     None      None       None     None      None       None     None      None
  Exchange Fees.........................    None     None      None       None     None      None       None     None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net
    assets)
Advisory Fees (after fee waivers)(2)....     .00%     .00%      .00%       .15%     .15%      .15%       .15%     .15%      .15%
12b-1 Fees(3)...........................    None      .75%     None        .25%    1.00%     None        .25%    1.00%     None
Other Expenses (after fee waivers and/or
  expense reimbursements)(4)............     .82%     .82%      .57%       .42%     .42%      .42%       .42%     .42%      .42%
Total Fund Operating Expenses (after fee
  waivers and/or expense
  reimbursements)(5,6)..................     .82%    1.57%      .57%       .82%    1.57%      .57%       .82%    1.57%      .57%

---------------

  * The One Group(R) Market Expansion Index Fund has not yet commenced operations. The One Group(R) Market Expansion Index Fund will continue the operations of the Pegasus Market Expansion Index Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Market Expansion Index Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Agent. In addition, a $7.00 charge is deducted from the redemptions amounts paid by wire.

*** To prevent the Pegasus Market Expansion Index Fund and the One Group(R)
    Market Expansion Index Fund from being adversely affected by the transaction costs associated with share purchases, the Fund will sell shares at a price equal to the net asset value of the shares plus a transaction fee equal to 0.50% of such value. Such fees are not sales charges, but are retained by the Fund for the benefit of all shareholders. This fee will not apply to in-kind contributions, reinvested dividends or capital gain contributions; however, it will apply to exchanges. Furthermore, a sales charge will also be imposed on purchases of Class A shares. Currently, a transaction fee is not being charged; however, the Fund reserves the right to impose this fee at a future date.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the voluntary reduction of Investment Advisory fee waivers, Advisory Fees for the Pegasus Market Expansion Index Fund would be .25% for all classes of shares. Without the fee waivers, Advisory Fees for the One Group(R) Market Expansion Index Fund and Combined Fund would be .35% for all classes.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Market Expansion Index Fund and long-term Class A and Class B shareholders of the One Group(R) Market Expansion Index Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 fees would be .35% for Class A shares of the One Group(R) Market Expansion Index Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Market Expansion Index Fund and

    Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Market Expansion Index Fund are reflected under "Other Expenses."

(4) Without the fee waiver, Other Expenses for the One Group(R) Market Expansion Index Fund and Combined Fund would be .52% for all classes of shares.

(5) The Investment Adviser of the Pegasus Market Expansion Index Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .82%, 1.57% and .57%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory fees and Other Expenses, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.92% for Class B shares, and .92% for Class I shares of the Pegasus Market Expansion Index Fund and 1.22% for Class A shares, 1.87% for Class B shares and .87% for Class I shares of the One Group(R) Market Expansion Index Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Market Expansion Index Fund
  Class A Shares.........................................   $38        $55        N/A         N/A
  Class B Shares.........................................   $46        $70        N/A         N/A
  Class I Shares.........................................   $ 6        $18        N/A         N/A
One Group(R) Market Expansion Index Fund
  Class A Shares.........................................   $60        $77       $ 96        $149
  Class A Shares (without fee waivers)...................   $64        $89       $116        $192
  Class B Shares.........................................   $66        $80       $106        $167
  Class B Shares (without fee waivers)...................   $69        $89       $121        $202
  Class I Shares.........................................   $ 6        $18       $ 32        $ 71
  Class I Shares (without fee waivers)...................   $ 9        $28       $ 48        $107
Combined Fund Pro Forma
  Class A Shares.........................................   $60        $77       $ 96        $149
  Class A Shares (without fee waivers)...................   $64        $89       $116        $192
  Class B Shares.........................................   $66        $80       $106        $167
  Class B Shares (without fee waivers)...................   $69        $89       $121        $202
  Class I Shares.........................................   $ 6        $18       $ 32        $ 71
  Class I Shares (without fee waivers)...................   $ 9        $28       $ 48        $107

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Market Expansion Index Fund
  Class B Shares.........................................   $16        $50        N/A         N/A
One Group(R) Market Expansion Index Fund
  Class B Shares.........................................   $16        $50       $ 86        $167
  Class B Shares (without fee Waivers)...................   $19        $59       $101        $202
Combined Funds Pro Forma
  Class B Shares.........................................   $16        $50       $ 86        $167
  Class B Shares (without fee waivers)...................   $19        $59       $101        $202

                                         PEGASUS                    One Group(R)
                                      INTERNATIONAL                  DIVERSIFIED                    COMBINED
                                       EQUITY FUND               INTERNATIONAL FUND*             FUND PRO FORMA
                               ---------------------------   ---------------------------   ---------------------------
                               CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                               SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                               -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge
    Imposed on Purchases (as
    a percentage of offering
    price)...................   5.00%     None      None      5.25%     None      None      5.25%     None      None
  Sales Charge on Reinvested
    Dividends................   None      None      None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds,
    as applicable)...........  None+      5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees............   None      None      None      None      None      None      None      None      None
  Exchange Fees..............   None      None      None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees................    .80%      .80%      .80%      .80%      .80%      .80%      .80%      .80%      .80%
12b-1 Fees (after fee
  waivers)(1)................   None       .75%     None       .25%     1.00%     None       .25%     1.00%     None
Other Expenses(2)............    .52%      .52%      .27%      .22%      .22%      .22%      .22%      .22%      .22%
Total Fund Operating Expenses
  (after fee waivers)(3).....   1.32%     2.07%     1.07%     1.27%     2.02%     1.02%     1.27%     2.02%     1.02%

---------------

  * The One Group(R) Diversified International Fund has not yet commenced investment operations. The One Group(R) Diversified International Fund will continue the operations of the Pegasus International Equity Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Diversified International Fund or Combined
    Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charged is deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus International Equity Fund and long-term Class A and Class B shareholders of the One Group(R) Diversified International Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares for the One Group(R) Diversified International Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Diversified International Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B Shareholders of the Pegasus International Equity Fund are reflected under "Other Expenses."

(2) Other Expenses for the One Group(R) Diversified International Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Diversified International Fund and Combined Fund would be .23% for all classes of shares.

(3) The Investment Adviser of the Pegasus International Equity Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.44%, 2.19% and 1.19%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of 12b-1 Fees, Total Fund Operating Expenses for One Group(R) Diversified International Fund and Combined Fund would be 1.38% for Class A shares, 2.03% for Class B shares and 1.03% for Class I shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus International Equity Fund
  Class A Shares......................................   $63        $90       $119        $202
  Class B Shares......................................   $71        $96       $132        $213+
  Class I Shares......................................   $11        $34       $ 59        $131
One Group(R) Diversified International Fund
  Class A Shares......................................   $65        $91       $119        $198
  Class A Shares (without fee waivers)................   $66        $94       $124        $210
  Class B Shares......................................   $71        $93       $129        $216**
  Class B Shares (without fee waivers)................   $71        $94       $129        $219**
  Class I Shares......................................   $10        $32       $ 56        $125
  Class I Shares (without fee waivers)................   $11        $33       $ 57        $126
Combined Fund Pro Forma
  Class A Shares......................................   $65        $91       $119        $198
  Class A Shares (without fee waivers)................   $66        $94       $124        $210
  Class B Shares......................................   $71        $93       $129        $216**
  Class B Shares (without fee waivers)................   $71        $94       $129        $219**
  Class I Shares......................................   $10        $32       $ 56        $125
  Class I Shares (without fee waivers)................   $11        $33       $ 57        $126

---------------

** Class B shares of the One Group(R) Diversified International Fund and
   Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus International Equity Fund
  Class B Shares......................................   $21        $66       $112        $213+
One Group(R) Diversified International Fund
  Class B Shares......................................   $21        $63       $109        $216**
  Class B Shares (without fee Waivers)................   $21        $64       $109        $219**
Combined Funds Pro Forma
  Class B Shares......................................   $21        $63       $109        $216**
  Class B Shares (without fee Waivers)................   $21        $64       $109        $219**

---------------

** Class B Shares of the One Group(R) Diversified International Fund and the
   Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                               PEGASUS INTERMEDIATE BOND    ONE GROUP(R) INTERMEDIATE BOND
                                         FUND                          FUND(1)                 COMBINED FUND PRO FORMA
                              ---------------------------   ------------------------------   ---------------------------
                              CLASS A   CLASS B   CLASS I   CLASS A    CLASS B    CLASS I    CLASS A   CLASS B   CLASS I
                              SHARES    SHARES    SHARES     SHARES     SHARES     SHARES    SHARES    SHARES    SHARES
                              -------   -------   -------   --------   --------   --------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES*
  Maximum Sales Charge
    Imposed on Purchases (as
    a percentage of offering
    price)..................   3.00%      None     None       4.50%      None       None      4.50%     None      None
  Sales Charge on Reinvested
    Dividends...............   None       None     None       None       None       None      None      None      None
  Maximum Contingent
    Deferred Sales Charge
    (as a percentage of
    original purchase price
    or redemption proceeds,
    as applicable)..........   None+      3.00%    None       None+      5.00%      None      None+     5.00%     None
  Redemption Fees...........   None       None     None       None       None       None      None      None      None
  Exchange Fees.............   None       None     None       None       None       None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of
  average daily net assets)
Advisory Fees (after fee
  waivers)(2)...............    .40%       .40%     .40%       .40%       .40%       .40%      .36%      .36%      .36%
12b-1 Fees (after fee
  waivers)(3)...............   None        .75%    None        .25%       .90%      None       .25%      .90%     None
Other Expenses..............    .50%       .50%     .25%       .22%       .22%       .22%      .22%      .22%      .22%
Total Fund Operating
  Expenses (after fee
  waivers and/or expense
  reimburse-
  ments) (4,5)..............    .90%      1.65%     .65%       .87%      1.52%       .62%      .83%     1.48%      .58%

---------------

  * If shares of the One Group(R) Intermediate Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Intermediate Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intermediate Bond Fund and Class A and Class B shareholders of the One Group(R) Intermediate Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Intermediate Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Intermediate Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intermediate Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Intermediate Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.04%, 1.79% and .79%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, and .82% for Class I shares of the One Group(R) Intermediate Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus Intermediate Bond Fund
  Class A Shares......................................   $39        $58       $ 79        $138
  Class B Shares......................................   $47        $72       $100        $158+
  Class I Shares......................................   $ 7        $21       $ 36        $ 81
One Group(R) Intermediate Bond Fund
  Class A Shares......................................   $53        $72       $ 91        $147
  Class A Shares (without fee waivers)................   $56        $80       $106        $181
  Class B Shares......................................   $65        $78       $103        $164**
  Class B Shares (without fee waivers)................   $68        $87       $119        $197**
  Class I Shares......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers)................   $ 8        $26       $ 46        $101
Combined Fund Pro Forma
  Class A Shares......................................   $53        $70       $ 89        $143
  Class A Shares (without fee waivers)................   $56        $80       $106        $181
  Class B Shares......................................   $65        $77       $101        $159**
  Class B Shares (without fee waivers)................   $68        $87       $119        $197**
  Class I Shares......................................   $ 6        $19       $ 32        $ 73
  Class I Shares (without fee waivers)................   $ 8        $26       $ 46        $101

---------------

 ** Class B shares of the One Group(R) Intermediate Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

  + Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus Intermediate Bond Fund
  Class B Shares......................................   $17        $52        $90        $158+
One Group(R) Intermediate Bond Fund
  Class B Shares......................................   $15        $48        $83        $164**
  Class B Shares (without fee waivers)................   $18        $57        $99        $197**
Combined Funds Pro Forma
  Class B Shares......................................   $15        $47        $81        $159**
  Class B Shares (without fee waivers)................   $18        $57        $99        $197**

---------------

 ** Class B Shares of the One Group(R) Intermediate Bond Fund and the Combined
    Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

  + Assumes conversion to Class A Shares.

                                                  PEGASUS                    ONE GROUP(R)                    COMBINED
                                                 BOND FUND                    BOND FUND*                  FUND PRO FORMA
                                        ---------------------------   ---------------------------   ---------------------------
                                        CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                        SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price)...................    4.50%    None      None       4.50%    None      None       4.50%    None      None
  Sales Charge on Reinvested
    Dividends.........................    None     None      None       None     None      None       None     None      None
  Maximum Contingent Deferred Sales
    Charge (as a percentage of
    original purchase price or
    redemption proceeds, as
    applicable).......................    None+    5.00%     None       None+    5.00%     None       None+    5.00%     None
  Redemption Fees.....................    None     None      None       None     None      None       None     None      None
  Exchange Fees.......................    None     None      None       None     None      None       None     None      None
ANNUAL OPERATING EXPENSES(1)
  (as a percentage of average daily
  net assets)
Advisory Fees (after fee
  waivers)(2).........................     .40%     .40%      .40%       .40%     .40%      .40%       .40%     .40%      .40%
12b-1 Fees (after fee waivers)(3).....    None      .75%     None        .25%     .90%     None        .25%     .90%     None
Other Expenses(4).....................     .48%     .48%      .23%       .20%     .20%      .20%       .20%     .20%      .20%
Total Fund Operating Expenses (after
  fee waivers)(5,6)...................     .88%    1.63%      .63%       .85%    1.50%      .60%       .85%    1.50%      .60%

---------------

  * The One Group(R) Bond Fund has not yet commenced operations. The One Group(R) Bond Fund will continue the operations of the Pegasus Bond Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Bond Fund and Class A and Class B shareholders of the One Group(R) Bond Fund and the Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Bond Fund are reflected under "Other Expenses."

(4) Other Expenses for the One Group(R) Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Bond Fund and Combined Fund would be .21% for all classes of shares.

(5) The Investment Adviser of the Pegasus Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .99%, 1.74% and 0.74%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Fund Operating Expenses would be 1.16% for Class A Shares, 1.81% for Class B shares and .81% for Class I shares of the One Group(R) Bond Fund and the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                -------    -------    ---------    --------
Pegasus Bond Fund
  Class A Shares..............................      $54        $72         $ 92      $149
  Class B Shares..............................      $67        $82         $109      $165+
  Class I Shares..............................      $ 6        $20         $ 35      $ 79
One Group(R) Bond Fund
  Class A Shares..............................      $53        $71         $ 90      $145
  Class A Shares (without fee waivers)........      $56        $80         $106      $180
  Class B Shares..............................      $65        $77         $102      $161**
  Class B Shares (without fee waivers)........      $68        $87         $118      $196**
  Class I Shares..............................      $ 6        $19         $ 33      $ 75
  Class I Shares (without fee waivers)........      $ 8        $26         $ 45      $100
Combined Fund Pro Forma
  Class A Shares..............................      $53        $71         $ 90      $145
  Class A Shares (without fee waivers)........      $56        $80         $106      $180
  Class B Shares..............................      $65        $77         $102      $161**
  Class B Shares (without fee waivers)........      $68        $87         $118      $196**
  Class I Shares..............................      $ 6        $19         $ 33      $ 75
  Class I Shares (without fee waivers)........      $ 8        $26         $ 45      $100

---------------

** Class B Shares of the One Group(R) Bond Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus Bond Fund
  Class B Shares......................................   $17        $52        $89        $165+
One Group(R) Bond Fund
  Class B Shares......................................   $15        $47        $82        $161**
  Class B Shares (without fee waivers)................   $18        $57        $98        $196**
Combined Funds Pro Forma
  Class B Shares......................................   $15        $47        $82        $161**
  Class B Shares (without fee waivers)................   $18        $57        $98        $196**

---------------

** Class B shares of the One Group(R) Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                                                      One Group(R)
                                           PEGASUS                 LIMITED VOLATILITY                 COMBINED
                                       SHORT BOND FUND                BOND FUND(1)                 FUND PRO FORMA
                                 ---------------------------   ---------------------------   ---------------------------
                                 CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                 SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION
  EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)............   1.00%      None     None      3.00%     None      None      3.00%     None      None
  Sales Charge on Reinvested
    Dividends..................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)................   None+      1.00%    None      None+     3.00%     None      None+     3.00%     None
  Redemption Fees..............   None       None     None      None      None      None      None      None      None
  Exchange Fees................   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2)..................    .35%       .35%     .35%      .40%      .40%      .40%      .32%      .32%      .32%
12b-1 Fees (after fee
  waivers)(3)..................   None        .75%    None       .25%      .75%     None       .25%      .75%     None
Other Expenses.................    .49%       .49%     .24%      .22%      .22%      .22%      .21%      .21%      .21%
Total Fund Operating Expenses
  (after fee waivers)(4,5).....    .84%      1.59%     .59%      .87%     1.37%      .62%      .78%     1.28%      .53%

---------------

  * If shares of the One Group(R) Limited Volatility Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Limited Volatility Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Short Bond Fund and Class A and Class B Shareholders of the One Group(R) Limited Volatility Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Limited Volatility Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Limited Volatility Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Short Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Short Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .86%, 1.61% and .61%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares, and .82% for Class I shares of the One Group(R) Limited Volatility Bond Fund and 1.16% for Class A shares, 1.81% for Class B shares and .81% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Short Bond Fund
  Class A Shares.......................................   $19        $37       $ 56        $113
  Class B Shares.......................................   $26        $42+      $ 62+       $118+
  Class I Shares.......................................   $ 6        $19       $ 33        $ 74
One Group(R) Limited Volatility Bond Fund
  Class A Shares.......................................   $39        $57       $ 77        $134
  Class A Shares (without fee waivers).................   $42        $66       $ 92        $168
  Class B Shares.......................................   $44        $63       $ 75        $138**
  Class B Shares (without fee waivers).................   $48        $77       $ 99        $181**
  Class I Shares.......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers).................   $ 8        $26       $ 46        $101
Combined Fund Pro Forma
  Class A Shares.......................................   $38        $54       $ 72        $124
  Class A Shares (without fee waivers).................   $41        $66       $ 92        $167
  Class B Shares.......................................   $43        $61       $ 70        $128**
  Class B Shares (without fee waivers).................   $48        $77       $ 98        $180**
  Class I Shares.......................................   $ 5        $17       $ 30        $ 66
  Class I Shares (without fee waivers).................   $ 8        $26       $ 45        $100

---------------

** Class B shares of the One Group(R) Limited Volatility Bond Fund and the
   Combined Fund automatically convert to Class A shares after six (6) years. Therefore, the "10 Years" example above reflects this conversion.

+  Assumes conversion to Class A shares

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Short Bond Fund
  Class B Shares.......................................   $16        $42+       $62+       $118+
One Group(R) Limited Volatility Fund
  Class B Shares.......................................   $14        $43        $75        $138**
  Class B Shares (without fee waivers).................   $18        $57        $99        $181**
Combined Funds Pro Forma
  Class B Shares.......................................   $13        $41        $70        $128**
  Class B Shares (without fee waivers).................   $18        $57        $98        $180**

---------------

** Class B Shares of the One Group(R) Limited Volatility Fund and the Combined
   Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

+  Assumes conversion to Class A Shares.

                                          PEGASUS                    ONE GROUP(R)                    COMBINED
                                  MULTI SECTOR BOND FUND          INCOME BOND FUND(1)             FUND PRO FORMA
                                ---------------------------   ---------------------------   ---------------------------
                                CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)...........   3.00%      None     None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
    Dividends.................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)...............   None+      3.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.............   None       None     None      None      None      None      None      None      None
  Exchange Fees...............   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2).................    .40%       .40%     .40%      .40%      .40%      .40%      .41%      .41%      .41%
12b-1 Fees (after fee
  waivers)(3).................   None        .75%    None       .25%      .90%     None       .25%      .90%     None
Other Expenses................    .50%       .50%     .25%      .22%      .22%      .22%      .21%      .21%      .21%
Total Fund Operating Expenses
  (after fee waivers)(4,5)....    .90%      1.65%     .65%      .87%     1.52%      .62%      .87%     1.52%      .62%

---------------

  * If shares of the One Group(R) Income Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Income Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Multi Sector Bond Fund and Class A and Class B shareholders of the One Group(R) Income Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Income Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Income Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Multi Sector Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Multi Sector Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .92%, 1.67% and .67%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.17% for Class A shares, 1.82% for Class B shares and .82% for Class I shares of the One Group(R) Income Bond Fund and 1.16% for Class A shares, 1.81% for Class B shares and .81% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Multi Sector Bond Fund
  Class A Shares.......................................   $39        $58       $ 79        $138
  Class B Shares.......................................   $47        $72       $100        $158+
  Class I Shares.......................................   $ 7        $21       $ 36        $ 81
One Group(R) Income Bond Fund
  Class A Shares.......................................   $53        $72       $ 91        $147
  Class A Shares (without fee waivers).................   $56        $80       $106        $181
  Class B Shares.......................................   $65        $78       $103        $164**
  Class B Shares (without fee waivers).................   $68        $87       $119        $197**
  Class I Shares.......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers).................   $ 8        $26       $ 46        $101
Combined Fund Pro Forma
  Class A Shares.......................................   $53        $72       $ 91        $147
  Class A Shares (without fee waivers).................   $56        $80       $106        $180
  Class B Shares.......................................   $65        $78       $103        $164**
  Class B Shares (without fee waivers).................   $68        $87       $118        $196**
  Class I Shares.......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers).................   $ 8        $26       $ 45        $100

---------------

** Class B shares of the One Group(R) Income Bond Fund automatically convert to
   Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 +  Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Multi Sector Bond Fund
  Class B Shares.......................................   $17        $52        $90        $158+
One Group(R) Income Bond Fund
  Class B Shares.......................................   $15        $48        $83        $164**
  Class B Shares (without fee waivers).................   $18        $57        $99        $197**
Combined Funds Pro Forma
  Class B Shares.......................................   $15        $48        $83        $164**
  Class B Shares (without fee waivers).................   $18        $57        $98        $196**

---------------

** Class B Shares of the One Group(R) Income Bond Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                                  PEGASUS               ONE GROUP(R) HIGH YIELD              COMBINED
                                          HIGH YIELD BOND FUND(1)            BOND FUND(1)                 FUND PRO FORMA
                                        ---------------------------   ---------------------------   ---------------------------
                                        CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                        SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                        -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price)...................    4.50%    None      None       4.50%    None      None       4.50%    None      None
  Sales Charge on Reinvested
    Dividends.........................    None     None      None       None     None      None       None     None      None
  Maximum Contingent Deferred Sales
    Charge (as a percentage of
    original purchase price or
    redemption proceeds, as
    applicable).......................   None+     5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees.....................    None     None      None       None     None      None       None     None      None
  Exchange Fees.......................    None     None      None       None     None      None       None     None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)
Advisory Fees (after fee
  waivers)(2).........................     .60%     .60%      .60%       .60%     .60%      .60%       .60%     .60%      .60%
12b-1 Fees (after fee waivers)(3).....    None      .75%     None        .25%     .90%     None        .25%     .90%     None
Other Expenses(4).....................     .54%     .54%      .29%       .35%     .35%      .35%       .27%     .27%      .27%
Total Fund Operating Expenses (after
  fee waivers and/or expense
  reimbursements)(5,6)................    1.14%    1.89%      .89%      1.20%    1.85%      .95%      1.12%    1.77%      .87%

---------------

  * If shares of the One Group(R) High Yield Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the Pegasus High Yield Bond Fund would be .70% for all classes of shares. Without the fee waivers, Advisory Fees for the One Group(R) High Yield Bond Fund and Combined Fund would be .75% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus High Yield Bond Fund and Class A and Class B shareholders of the One Group(R) High Yield Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) High Yield Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the Class A and Class B Shareholders of the One Group(R) High Yield Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Pegasus High Yield Bond Fund are reflected under "Other Expenses."

(4) Other Expenses are based on estimated amounts for the current fiscal year.

(5) The Investment Adviser of the Pegasus High Yield Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 1.14%, 1.89% and .89%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory and/or expense reimbursements, Total Fund Operating Expenses would be 1.24% for Class A shares, 1.99% for Class B shares, and .99% for Class I shares of the Pegasus High Yield Bond Fund. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.45% for Class A shares, 2.10% for Class B shares, and 1.10% for Class I shares of the One Group(R) High Yield Bond Fund and 1.37% for Class A shares, 2.02% for Class B shares and 1.02% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus High Yield Bond Fund
  Class A Shares......................................   $61        $85       $110        $182
  Class B Shares......................................   $69        $90       $123        $194+
  Class I Shares......................................   $ 9        $29       $ 50        $110
One Group(R) High Yield Bond Fund
  Class A Shares......................................   $57        $81        N/A         N/A
  Class A Shares (without fee waivers)................   $59        $89        N/A         N/A
  Class B Shares......................................   $69        $88        N/A         N/A
  Class B Shares (without fee waivers)................   $71        $96        N/A         N/A
  Class I Shares......................................   $10        $30        N/A         N/A
  Class I Shares (without fee waivers)................   $11        $35        N/A         N/A
Combined Fund Pro Forma
  Class A Shares......................................   $56        $79       $104        $175
  Class A Shares (without fee waivers)................   $58        $86       $117        $202
  Class B Shares......................................   $68        $86       $116        $191
  Class B Shares (without fee waivers)................   $71        $93       $129        $218
  Class I Shares......................................   $ 9        $28       $ 48        $107
  Class I Shares (without fee waivers)................   $10        $32       $ 56        $125

---------------

** Class B shares of the One Group(R) High Yield Bond Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares.

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus High Yield Bond Fund
  Class B Shares......................................   $19        $60       $103        $194+
One Group(R) High Yield Bond Fund
  Class B Shares......................................   $19        $58        N/A         N/A
  Class B Shares (without fee waivers)................   $21        $66        N/A         N/A
Combined Funds Pro Forma
  Class B Shares......................................   $18        $56       $ 96        $191
  Class B Shares (without fee waivers)................   $21        $63       $109        $218

---------------

** Class B shares of the One Group(R) High Yield Bond Fund and the Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

                                        PEGASUS MUNICIPAL BOND      ONE GROUP(R) TAX-FREE BOND
                                                 FUND                          FUND*                COMBINED FUND PRO FORMA
                                      ---------------------------   ---------------------------   ---------------------------
                                      CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                      SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                      -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed on
    Purchases (as a percentage of
    offering price).................    4.50%    None      None       4.50%    None      None       4.50%    None      None
  Sales Charge on Reinvested
    Dividends.......................    None     None      None       None     None      None       None     None      None
  Maximum Contingent Deferred Sales
    Charge (as a percentage of
    original purchase price or
    redemption proceeds, as
    applicable).....................   None+     5.00%     None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees...................    None     None      None       None     None      None       None     None      None
  Exchange Fees.....................    None     None      None       None     None      None       None     None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily
  net assets)
Advisory Fees (after fee
  waivers)(1).......................     .40%     .40%      .40%       .40%     .40%      .40%       .40%     .40%      .40%
12b-1 Fees (after fee waivers)(2)...    None      .75%     None        .25%     .90%     None        .25%     .90%     None
Other Expenses(3)...................     .48%     .48%      .23%       .22%     .22%      .22%       .22%     .22%      .22%
Total Fund Operating Expenses (after
  fee waivers)(4,5).................     .88%    1.63%      .63%       .87%    1.52%      .62%       .87%    1.52%      .62%

---------------

  * The One Group(R) Tax-Free Bond Fund has not yet commenced operations. The One Group(R) Tax-Free Bond Fund will continue the operations of the Pegasus Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Tax-Free Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waivers, Advisory Fees for the One Group(R) Tax-Free Bond Fund and Combined Fund would be .45% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Municipal Bond Fund and Class A and Class B shareholders of the One Group(R) Tax-Free Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Tax-Free Bond Fund and the Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Tax-Free Bond Fund and the Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Municipal Bond Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group(R) Tax-Free Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Tax-Free Bond Fund and Combined Fund would be .23% for all classes of shares.

(4) The Investment Adviser of the Pegasus Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .98%, 1.73% and .73%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 fees, Total Fund Operating Expenses would be 1.03% for Class A shares, 1.68% for Class B shares, and .68% for Class I shares of the One Group(R) Tax-Free Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus Municipal Bond Fund
  Class A Shares......................................   $54        $72       $ 92        $149
  Class B Shares......................................   $67        $82       $109        $165+
  Class I Shares......................................   $ 6        $20       $ 35        $ 79
  One Group(R) Tax-Free Bond Fund
  Class A Shares......................................   $53        $72       $ 91        $147
  Class A Shares (without fee waivers)................   $55        $76       $ 99        $165
  Class B Shares......................................   $65        $78       $103        $164**
  Class B Shares (without fee waivers)................   $67        $83       $111        $181**
  Class I Shares......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers)................   $ 7        $22       $ 38        $ 85
  Combined Fund Pro Forma
  Class A Shares......................................   $53        $72       $ 91        $147
  Class A Shares (without fee waivers)................   $55        $76       $ 99        $165
  Class B Shares......................................   $65        $78       $103        $164**
  Class B Shares (without fee waivers)................   $67        $83       $111        $181**
  Class I Shares......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers)................   $ 7        $22       $ 38        $ 85

---------------

 ** Class B shares of the One Group(R) Tax-Free Bond Fund and Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

  + Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                        ------    -------    -------    --------
Pegasus Municipal Bond Fund
  Class B Shares......................................   $17        $52       $ 89        $165+
One Group(R) Tax-Free Bond Fund
  Class B Shares......................................   $15        $48       $ 83        $164**
  Class B Shares (without fee waivers)................   $17        $53       $ 91        $181**
Combined Funds Pro Forma
  Class B Shares......................................   $15        $48       $ 83        $164**
  Class B Shares (without fee waivers)................   $17        $53       $ 91        $181**

---------------

 ** Class B Shares of the One Group(R) Tax-Free Bond Fund and the Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

  + Assumes conversion to Class A Shares.

                                                                      One Group(R)
                                           PEGASUS              SHORT-TERM MUNICIPAL BOND             COMBINED
                                  SHORT MUNICIPAL BOND FUND               FUND                     FUND PRO FORMA
                                 ---------------------------   ---------------------------   ---------------------------
                                 CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                 SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)............   1.00%      None     None      3.00%     None      None      3.00%     None      None
  Sales Charge on Reinvested
    Dividends..................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)................   None+      1.00%    None      None+     3.00%     None      None+     3.00%     None
  Redemption Fees..............   None       None     None      None      None      None      None      None      None
  Exchange Fees................   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES (1)
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2)..................    .33%       .33%     .33%      .35%      .35%      .35%      .35%      .35%      .35%
12b-1 Fees (after fee
  waivers)(3)..................   None        .75%    None       .25%      .90%     None       .25%      .90%     None
Other Expenses(4)..............    .54%       .54%     .29%      .27%      .27%      .27%      .27%      .27%      .27%
Total Fund Operating Expenses
  (after fee waivers)(5,6).....    .87%      1.62%     .62%      .87%     1.52%      .62%      .87%     1.52%      .62%

---------------

  * The One Group(R) Short-Term Municipal Bond Fund has not yet commenced operations. The One Group(R) Short-Term Municipal Bond Fund will continue the operations of the Pegasus Short Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Short-Term Municipal Bond Fund or Combined
    Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees would be .40% for the Pegasus Short Municipal Bond Fund and .60% for the One Group(R) Short-Term Municipal Bond Fund and Combined Fund for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Short Municipal Bond Fund and Class A and Class B shares of the One Group(R) Short-Term Municipal Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Short-Term Municipal Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Short-Term Municipal Bond Fund and the Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Short Municipal Bond Fund are reflected under "Other Expenses."

(4) Other Expenses for the One Group(R) Short-Term Municipal Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Short-Term Municipal Bond Fund and Combined Fund would be .28% for all classes of shares.

(5) The Investment Adviser of the Pegasus Short Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .87%, 1.62% and .62%, respectively, for the Class A, Class B and Class I shares.

(6) Without the voluntary reduction of Investment Advisory fees and other expenses, Total Fund Operating Expenses would be .94% for Class A shares, 1.69% for Class B shares, and .69% for Class I shares of the Pegasus Short Municipal Bond Fund. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.23% for Class A shares, 1.88% for Class B shares, and .88% for Class I shares of the One Group(R) Short-Term Municipal Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Short Municipal Bond Fund
  Class A Shares.......................................   $19        $38        N/A         N/A
  Class B Shares.......................................   $26        $43+       N/A         N/A
  Class I Shares.......................................   $ 6        $20        N/A         N/A
One Group(R) Short-Term Municipal Bond Fund
  Class A Shares.......................................   $39        $57       $ 77        $134
  Class A Shares (without fee waivers).................   $42        $68       $ 96        $174
  Class B Shares.......................................   $45        $68       $ 83        $148**
  Class B Shares (without fee waivers).................   $49        $79       $102        $188**
  Class I Shares.......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers).................   $ 9        $28       $ 49        $108
Combined Fund Pro Forma
  Class A Shares.......................................   $39        $57       $ 77        $134
  Class A Shares (without fee waivers).................   $42        $68       $ 96        $174
  Class B Shares.......................................   $45        $68       $ 83        $148**
  Class B Shares (without fee waivers).................   $49        $79       $102        $188**
  Class I Shares.......................................   $ 6        $20       $ 35        $ 77
  Class I Shares (without fee waivers).................   $ 9        $28       $ 49        $108

---------------

 ** Class B shares of the One Group(R) Short-Term Bond Fund and Combined Fund automatically convert to Class A shares after six (6) years. Therefore, the "10 years" examples above reflect this conversion.

  + Assumes conversion to Class A shares

Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Pegasus Short Municipal Bond Fund
  Class B Shares.........................................   $17        $43+       N/A         N/A
One Group(R) Short-Term Municipal Bond Fund
  Class B Shares.........................................   $15        $48       $ 83        $148**
  Class B Shares (without fee waivers)...................   $19        $59       $102        $189**
Combined Funds Pro Forma
  Class B Shares.........................................   $15        $48       $ 83        $148**
  Class B Shares (without fee waivers)...................   $19        $59       $102        $188**

---------------

 ** Class B Shares of the One Group(R) Short-Term Municipal Bond Fund and the
    Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

  + Assumes conversion to Class A Shares.

                                           PEGASUS                    One Group(R)
                                        INTERMEDIATE                  INTERMEDIATE                    COMBINED
                                     MUNICIPAL BOND FUND          TAX-FREE BOND FUND(1)            FUND PRO FORMA
                                 ---------------------------   ---------------------------   ---------------------------
                                 CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                 SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES*
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)............   3.00%      None     None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
    Dividends..................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)................   None+      3.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees..............   None       None     None      None      None      None      None      None      None
  Exchange Fees................   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(2)..................    .40%       .40%     .40%      .42%      .42%      .42%      .39%      .39%      .39%
12b-1 Fees (after fee
  waivers)(3)..................   None        .75%    None       .25%      .90%     None       .25%      .90%     None
Other Expenses.................    .45%       .45%     .20%      .24%      .24%      .24%      .19%      .19%      .19%
Total Fund Operating Expenses
  (after fee waivers)(4,5).....    .85%      1.60%     .60%      .91%     1.56%      .66%      .83%     1.48%      .58%

---------------

  * If shares of the One Group(R) Intermediate Tax-Free Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from redemption amounts paid by wire.

 ** A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Expense information has been restated to reflect current fees.

(2) Without the fee waivers, Advisory Fees for the One Group(R) Intermediate Tax-Free Bond Fund and Combined Fund would be .60% for all classes of shares.

(3) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Intermediate Municipal Bond Fund and Class A and Class B shareholders of the One Group(R) Intermediate Tax-Free Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waiver, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group(R) Intermediate Tax-Free Bond Fund and Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Intermediate Tax-Free Bond Fund and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Intermediate Municipal Bond Fund are reflected under "Other Expenses."

(4) The Investment Adviser of the Pegasus Intermediate Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to .93%, 1.68% and .68%, respectively, for the Class A, Class B and Class I shares.

(5) Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund Operating Expenses would be 1.19% for Class A shares, 1.84% for Class B shares, and .84% for Class I shares of the One Group(R) Intermediate Tax-Free Bond Fund and 1.14% for Class A shares, 1.79% for Class B shares and .79% for Class I shares of the Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Intermediate Municipal Bond Fund
  Class A Shares.......................................   $38        $56       $ 76        $132
  Class B Shares.......................................   $46        $71       $ 98        $152+
  Class I Shares.......................................   $ 6        $19       $ 34        $ 75
One Group(R) Intermediate Tax-Free Bond Fund
  Class A Shares.......................................   $54        $73       $ 93        $152
  Class A Shares (without fee waivers).................   $57        $81       $107        $185
  Class B Shares.......................................   $66        $79       $105        $168**
  Class B Shares (without fee waivers).................   $69        $88       $120        $199**
  Class I Shares.......................................   $ 7        $21       $ 37        $ 82
  Class I Shares (without fee waivers).................   $ 9        $27       $ 47        $104
Combined Fund Pro Forma
  Class A Shares.......................................   $53        $70       $ 89        $143
  Class A Shares (without fee waivers).................   $56        $80       $105        $177
  Class B Shares.......................................   $65        $77       $101        $159**
  Class B Shares (without fee waivers).................   $68        $86       $117        $193**
  Class I Shares.......................................   $ 6        $19       $ 32        $ 73
  Class I Shares (without fee waivers).................   $ 8        $25       $ 44        $ 98

---------------

** Class B shares of the One Group(R) Intermediate Tax-Free Bond Fund and the
   Combined Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Intermediate Municipal Bond Fund
  Class B Shares.......................................   $16        $51       $ 88        $152+
One Group(R) Intermediate Tax-Free Bond Fund
  Class B Shares.......................................   $16        $49       $ 85        $168**
  Class B Shares (without fee waivers).................   $19        $58       $101        $199**
Combined Funds Pro Forma
  Class B Shares.......................................   $15        $47       $ 81        $159**
  Class B Shares (without fee Waivers).................   $18        $56       $ 97        $193**

---------------

** Class B Shares of the One Group(R) Intermediate Tax-Free Bond Fund and the
   Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                           PEGASUS                    One Group(R)
                                     MICHIGAN MUNICIPAL            MICHIGAN MUNICIPAL                 COMBINED
                                          BOND FUND                     BOND FUND                  FUND PRO FORMA
                                 ---------------------------   ---------------------------   ---------------------------
                                 CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I   CLASS A   CLASS B   CLASS I
                                 SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                 -------   -------   -------   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION EXPENSES**
  Maximum Sales Charge Imposed
    on Purchases
    (as a percentage of
    offering price)............   4.50%      None     None      4.50%     None      None      4.50%     None      None
  Sales Charge on Reinvested
    Dividends..................   None       None     None      None      None      None      None      None      None
  Maximum Contingent Deferred
    Sales Charge (as a
    percentage of original
    purchase price or
    redemption proceeds, as
    applicable)................   None+      5.00%    None      None+     5.00%     None      None+     5.00%     None
  Redemption Fees..............   None       None     None      None      None      None      None      None      None
  Exchange Fees................   None       None     None      None      None      None      None      None      None
ANNUAL OPERATING EXPENSES
  (as a percentage of average
  daily net assets)
Advisory Fees (after fee
  waivers)(1)..................    .40%       .40%     .40%      .40%      .40%      .40%      .40%      .40%      .40%
12b-1 Fees (after fee
  waivers)(2)..................   None        .75%    None       .25%      .90%     None       .25%      .90%     None
Other Expenses(3)..............    .51%       .51%     .26%      .25%      .25%      .25%      .25%      .25%      .25%
Total Fund Operating Expenses
  (after fee waivers)(4).......    .91%      1.66%     .66%      .90%     1.55%      .65%      .90%     1.55%      .65%

---------------

  * The One Group(R) Michigan Municipal Bond Fund has not yet commenced operations. The One Group(R) Michigan Municipal Bond Fund will continue the operations of the Pegasus Michigan Municipal Bond Fund upon consummation of the Reorganization relating to that Fund.

 ** If shares of the One Group(R) Michigan Municipal Bond Fund or Combined Fund are purchased or sold through an account with a Shareholder Servicing Agent, separate transaction fees may be charged by the Shareholder Servicing Agent. In addition, a $10.00 sub-minimum account fee may be applicable and a $7.00 charge will be deducted from the redemption amounts paid by wire.

  + A contingent deferred sales charge of up to 1.00% may be assessed on certain redemptions of Class A shares purchased without an initial sales charge as part of an investment of $1 million or more.

(1) Without the fee waiver, Investment Advisory Fees for the One Group(R) Michigan Municipal Bond Fund and Combined Fund would be .45% for all classes of shares.

(2) Due to 12b-1 Fees, long-term Class B shareholders of the Pegasus Michigan Municipal Bond Fund and Class A and Class B shareholders of the One Group(R) Michigan Municipal Bond Fund and Combined Fund may pay more than the equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. Without the voluntary waivers, 12b-1 Fees would be .35% for Class A shares and 1.00% for Class B shares of the One Group Michigan Municipal Bond Fund and the Combined Fund. The amount of 12b-1 Fees shown for the One Group(R) Michigan Municipal Bond and Combined Fund includes fees for shareholder servicing and distribution. Shareholder servicing fees payable by the Class A and Class B shareholders of the Pegasus Michigan Municipal Bond Fund are reflected under "Other Expenses."

(3) Other Expenses for the One Group(R) Michigan Municipal Bond Fund and Combined Fund are based on estimated amounts for the current fiscal year. Without the fee waiver, Other Expenses for the One Group(R) Michigan Municipal Bond Fund and Combined Fund would be .26% for all classes of shares.

(4) The Investment Adviser of the Pegasus Michigan Municipal Bond Fund has voluntarily agreed to limit the Total Fund Operating Expenses to 0.98%, 1.73% and 0.73%, respectively, for the Class A, Class B and Class I shares. Without the voluntary reduction of Investment Advisory and 12b-1 Fees, Total Fund

    Operating Expenses would be 1.06% for Class A shares, 1.71% for Class B shares, and .71% for Class I shares of the One Group(R) Michigan Municipal Bond Fund and Combined Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment, assuming (1) payment of the maximum sales charge, (2) 5% annual return, and (3) redemption at the end of the following periods:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Michigan Municipal Bond Fund
  Class A Shares.......................................   $54        $73       $ 93        $152
  Class B Shares.......................................   $67        $83       $111        $168+
  Class I Shares.......................................   $ 7        $21       $ 37        $ 82
One Group(R) Michigan Municipal Bond Fund
  Class A Shares.......................................   $54        $72       $ 93        $151
  Class A Shares (without fee waivers).................   $55        $77       $101        $169
  Class B Shares.......................................   $66        $79       $104        $167**
  Class B Shares (without fee waivers).................   $67        $84       $113        $185**
  Class I Shares.......................................   $ 7        $21       $ 36        $ 81
  Class I Shares (without fee waivers).................   $ 7        $23       $ 40        $ 88
Combined Fund Pro Forma
  Class A Shares.......................................   $54        $72       $ 93        $151
  Class A Shares (without fee waivers).................   $55        $77       $101        $169
  Class B Shares.......................................   $66        $79       $104        $167**
  Class B Shares (without fee waivers).................   $67        $84       $113        $185**
  Class I Shares.......................................   $ 7        $21       $ 36        $ 81
  Class I Shares (without fee waivers).................   $ 7        $23       $ 40        $ 88

---------------

** Class B shares of the One Group(R) Michigan Municipal Bond Fund and Combined
   Fund automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A shares

     Assuming no redemption of Class B shares at the end of the period, the dollar amounts in the above example would be as follows:

                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                         ------    -------    -------    --------
Pegasus Michigan Municipal Bond Fund
  Class B Shares.......................................   $17        $53       $ 91        $168+
One Group(R) Michigan Municipal Bond Fund
  Class B Shares.......................................   $16        $49       $ 84        $167**
  Class B Shares (without fee waivers).................   $17        $54       $ 93        $185**
Combined Funds Pro Forma
  Class B Shares.......................................   $16        $49       $ 84        $167**
  Class B Shares (without fee waivers).................   $17        $54       $ 93        $185**

---------------

** Class B Shares of the One Group(R) Michigan Municipal Bond Fund and the
   Combined Fund automatically convert to Class A Shares after eight (8) years. Therefore, the "10 Years" example above reflects this conversion.

 + Assumes conversion to Class A Shares.

                                                                    APPENDIX III

                            COMPARISON OF INVESTMENT
                  OBJECTIVES AND CERTAIN SIGNIFICANT POLICIES

     This Appendix sets forth the investment objectives and certain significant investment policies of the Pegasus Portfolios and The One Group Funds. The investment objective and certain investment policies of each of the Pegasus Portfolios and One Group Funds are fundamental. This means that they may not be changed without a vote of the holders of a majority of a fund's outstanding shares, as defined by the 1940 Act. Investment policies of the Pegasus Portfolios and One Group Funds that are not fundamental may be changed by the respective Board of Trustees. The following is qualified in its entirety by the more detailed information included in the prospectuses and statements of additional information for the Reorganizing Pegasus Portfolios and the corresponding Existing One Group Funds which are incorporated by reference in this Combined Prospectus/Proxy Statement.

PEGASUS MONEY MARKET FUND AND THE ONE GROUP(R) PRIME MONEY MARKET FUND.

     The Pegasus Money Market Fund's investment objective is to seek to provide a high level of current income consistent with the preservation of capital and liquidity. The One Group(R) Prime Money Market Fund seeks current income with liquidity and stability of principal. Each Fund pursues its investment objective by investing in a diversified portfolio of high quality money market instruments.

PEGASUS TREASURY MONEY MARKET FUND AND THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND.

     The Pegasus Treasury Money Market Fund's investment objective is to seek to provide a high level of current income consistent with the preservation of capital and liquidity. The One Group(R) U.S. Treasury Securities Money Market Fund seeks current income with liquidity and stability of principal. Each Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements collateralized by such Treasury obligations and when-issued securities.

     The One Group(R) U.S. Treasury Securities Money Market Fund has a fundamental policy that says the Fund will invest only in U.S. Treasury obligations and repurchase agreements collateralized by such obligations. The Pegasus Treasury Money Market Fund has a similar investment policy, but it is not fundamental.

PEGASUS MUNICIPAL MONEY MARKET FUND AND THE ONE GROUP(R) MUNICIPAL MONEY MARKET FUND.

     The Pegasus Municipal Money Market Fund's investment objective is to seek to provide a high level of current interest income that is exempt from Federal income taxes consistent with the preservation of capital and liquidity. The One Group(R) Municipal Money Market Fund seeks as high a level of current interest income exempt from Federal income tax as is consistent with capital preservation and stability of principal. Under normal market conditions, both Funds invest at least 80% of their assets in high quality obligations issued by or on behalf of the states, territories and possessions of the United States, including the District of Columbia, and their respective political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax ("Municipal Securities"). The Funds have no limitation on investments in Municipal Securities that produce income that is subject to the Federal alternative minimum tax.

PEGASUS MICHIGAN MUNICIPAL MONEY MARKET FUND AND THE ONE GROUP(R) MICHIGAN MUNICIPAL MONEY MARKET FUND.

     The investment objective of both Funds is to seek as high a level of current interest income exempt from Federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal. The Pegasus Michigan Municipal Money Market Fund, under normal market conditions will invest
                                      III-1
at least 65% of its assets in high quality debt obligations issued by the State of Michigan, its political subdivisions, municipalities, corporation and authorities, the interest on which, in the opinion of bond counsel, is exempt from regular Federal income tax and Michigan personal income tax ("Michigan Municipal Securities"). The One Group(R) Michigan Municipal Money Market Fund, as a matter of fundamental policy, must invest at least 80% of its assets in Michigan Municipal Securities. The One Group(R) Michigan Municipal Money Market Fund was created to continue the business of the Pegasus Michigan Municipal Money Market Fund.

PEGASUS CASH MANAGEMENT FUND AND THE ONE GROUP(R) CASH MANAGEMENT MONEY MARKET FUND.

     The Pegasus Cash Management Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The One Group(R) Cash Management Money Market Fund seeks high current income with liquidity and stability of principal. The One Group(R) Cash Management Money Market Fund was created to continue the business of the Pegasus Cash Management Fund.

     The Pegasus Cash Management Fund invests in short-term money market obligations, including securities that are issued or guaranteed by the U.S. government or its agencies, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries of domestic banks and foreign banks and thrift institutions, guaranteed investment contracts, repurchase agreements, and high quality domestic and foreign commercial paper and other eligible short-term obligations. During normal market conditions, at least 25% of the Fund's total assets will be invested in bank obligations or instruments secured by such obligations.

     The One Group(R) Cash Management Money Market Fund invests in short-term money market obligations, including securities that are issued or guaranteed by the U.S. government or by select U.S. government agencies and instrumentalities, some of which are subject to repurchase agreements, certificates of deposit, variable and floating rate instruments, mortgage-backed securities, puts and other short-term obligations. The Fund may also invest in other money market funds if those funds have similar investment policies and objectives. At least 25% of the Fund's total assets will be invested in bank obligations. The Fund also engages in securities lending. Both Funds will only acquire securities with a maturity of 397 days or less.

     It is a fundamental policy of The One Group(R) Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Cash Management Fund has a similar investment policy, but it is not fundamental.

     The One Group(R) Cash Management Money Market Fund was created to continue the business of the Pegasus Cash Management Fund.

PEGASUS TREASURY CASH MANAGEMENT FUND AND THE ONE GROUP(R) TREASURY CASH MANAGEMENT MONEY MARKET FUND.

     The investment objectives and policies of the Pegasus Treasury Cash Management Fund are substantially the same as those of the corresponding One Group(R) Treasury Cash Management Money Market Fund. The Pegasus Treasury Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group(R) Treasury Cash Management Money Market Fund seeks high current income with liquidity and stability of principal.

     The Pegasus Treasury Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities at 397 days or less. The Fund also invests in repurchase agreements relating to U.S. Treasury obligations. The One Group(R) Treasury Cash Management Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury, some of which are subject to repurchase agreements. Both Funds will only acquire securities with a maturity at 397 days or less.

     It is a fundamental policy of The One Group(R) Treasury Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to
                                      III-2
do so. The Pegasus Treasury Cash Management Fund has a similar investment policy, but it is not fundamental.

     The One Group(R) Treasury Cash Management Money Market Fund was created to continue the business of the Pegasus Treasury Cash Management Fund.

PEGASUS TREASURY PRIME CASH MANAGEMENT FUND AND THE ONE GROUP(R) TREASURY PRIME CASH MANAGEMENT MONEY MARKET FUND.

     The investment objectives and policies of the Pegasus Treasury Prime Cash Management Fund are substantially the same as those of the corresponding One Group(R) Treasury Prime Cash Management Money Market Fund. The Pegasus Treasury Prime Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group(R) Treasury Prime Cash Management Money Market Fund seeks high current income with liquidity and stability of principal.

     The Pegasus Treasury Prime Cash Management Fund invests in U.S. Treasury bills, notes, and direct U.S. Treasury obligations having remaining maturities at 397 days or less. The One Group(R) Treasury Prime Cash Management Money Market Fund invests in U.S. Treasury bills, notes, bonds and other U.S. obligations issued or guaranteed by the U.S. Treasury having remaining maturities of 397 days or less. Neither Fund invests in repurchase agreements.

     It is a fundamental policy of The One Group(R) Treasury Prime Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Treasury Prime Cash Management Fund has a similar investment policy, but it is not fundamental.

     The One Group(R) Treasury Prime Cash Management Money Market Fund was created to continue the business of the Pegasus Treasury Prime Cash Management Fund.

PEGASUS U.S. GOVERNMENT SECURITIES CASH MANAGEMENT FUND AND THE ONE GROUP(R) U.S. GOVERNMENT SECURITIES CASH MANAGEMENT MONEY MARKET FUND.

     The investment objectives and policies of the Pegasus U.S. Government Securities Cash Management Fund are substantially the same as those of the corresponding One Group(R) U.S. Government Securities Cash Management Money Market Fund. The Pegasus U.S. Government Securities Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group(R) U.S. Government Securities Cash Management Money Market Fund seeks high income with liquidity and stability of principal. Each pursues its investment objective by investing only in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and repurchase agreements relating to such securities. The One Group(R) U.S. Government Securities Cash Management Money Market Fund also engages in securities lending. Both Funds will only acquire securities with a maturity of 397 days or less.

     It is a fundamental policy of The One Group(R) U.S. Government Securities Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus U.S. Government Securities Cash Management Fund has a similar investment policy, but it is not fundamental.

     The One Group(R) U.S. Government Securities Cash Management Money Market Fund was created to continue the business of the Pegasus U.S. Government Securities Cash Management Fund.

PEGASUS MUNICIPAL CASH MANAGEMENT FUND AND THE ONE GROUP(R) MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND.

     The investment objectives and policies of the Pegasus Municipal Cash Management Fund are substantially the same as those of the corresponding One Group(R) Municipal Cash Management Money Market Fund.

                                      III-3

The Pegasus Municipal Cash Management Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The One Group(R) Municipal Cash Management Money Market Fund seeks high current income exempt from Federal Income tax with liquidity and stability or principal.

     Each Fund invests at least 80% of its assets in the same types of municipal securities, that, in the opinion of bond counsel for the issuer, are exempt from Federal income tax. The investments are in high quality debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective political subdivisions and authorities. However, under extraordinary circumstances, both Funds may adopt a temporary defensive position by holding uninvested cash or investing in taxable short-term securities. Both Funds will only acquire securities with a maturity of 397 days or less.

     The Funds may engage in repurchase agreements and lend their securities. Each Fund may also invest as much as 100% of its assets in municipal securities that produce income that is subject to the Federal alternative minimum tax.

     It is a fundamental policy of The One Group(R) Municipal Cash Management Money Market Fund to maintain a constant net asset value of $1 per share, although there is no guarantee that the Fund will be able to do so. The Pegasus Municipal Cash Management Fund has a similar investment policy, but it is not fundamental.

     The One Group(R) Municipal Cash Management Money Market Fund was created to continue the business of the Pegasus Municipal Cash Management Fund.

PEGASUS MANAGED ASSETS CONSERVATIVE FUND AND THE ONE GROUP(R) INVESTOR BALANCED FUND.

     The Pegasus Managed Assets Conservative Fund's investment objective is to seek to provide long-term total return; capital appreciation is a secondary consideration. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group(R) Investor Balanced Fund's investment objective is to seek high total return consistent with the preservation of capital by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity and fixed income securities.

     While the range of underlying funds in which each of the Pegasus Managed Assets Conservative Fund and The One Group(R) Investor Balanced Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Conservative Fund seeks to achieve a target asset allocation consisting of 30%-50% in equity exposure, 50%-70% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Conservative Fund also may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group(R) Investor Balanced Fund invests 40%-60% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, 40%-60% of its total assets in six mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group(R) Investor Balanced Fund may also hold cash and cash equivalents.

PEGASUS MANAGED ASSETS BALANCED FUND AND THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND.

     The Pegasus Managed Assets Balanced Fund's investment objective is to achieve long-term total return through a combination of capital appreciation and current income. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group(R) Investor Growth & Income Fund's investment objective is to seek long-term capital appreciation and growth of income by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

     While the range of underlying funds in which each of the Pegasus Managed Assets Balanced Fund and The One Group(R) Investor Growth & Income Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Balanced Fund seeks to achieve a
                                      III-4
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target asset allocation consisting of 50%-70% in equity exposure, 30%-50% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Balanced Fund also may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group(R) Investor Growth & Income Fund invests 60%-80% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, 20%-40% of its total assets in eight mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group(R) Investor Growth & Income Fund also may hold cash and cash equivalents.

PEGASUS MANAGED ASSETS GROWTH FUND AND THE ONE GROUP(R) INVESTOR GROWTH FUND.

     The Pegasus Managed Assets Growth Fund's investment objective is to achieve long-term total return; current income is a secondary consideration. The Fund invests primarily in various equity, fixed income and money market funds of Pegasus. The One Group(R) Investor Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified group of The One Group mutual funds which invest primarily in equity securities.

     While the range of underlying funds in which each of the Pegasus Managed Assets Growth Fund and The One Group(R) Investor Growth Fund invests have similar investment objectives and policies, the Funds differ in their target asset allocations. The Pegasus Managed Assets Growth Fund seeks to achieve a target asset allocation consisting of 70%-90% in equity exposure, 10%-30% in debt exposure, and 0%-20% in cash equivalents. The Fund achieves the target allocation by investing in up to eight Pegasus equity funds to provide the desired equity exposure, up to six Pegasus fixed income funds to provide the desired debt exposure, and the Pegasus Money Market Fund to provide the desired cash equivalency. In order to meet liquidity needs and for temporary defensive purposes, the Pegasus Managed Assets Growth Fund may invest directly in short-term U.S. Government obligations and high quality money market instruments. The One Group(R) Investor Growth Fund invests 80%-100% of its total assets in twelve mutual funds of The One Group which invest primarily in equity securities, up to 20% of its total assets in seven mutual funds of The One Group that invest primarily in fixed income securities, and up to 10% of its assets in one money market fund of The One Group. The One Group(R) Investor Growth Fund also may hold cash and cash equivalents.

PEGASUS SHORT BOND FUND AND THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND.

     The Pegasus Short Bond Fund's investment objective is to maximize total rate of return while providing relative stability of principal. The One Group(R) Limited Volatility Bond Fund's investment objective is to seek current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.

     The Pegasus Short Bond Fund normally invests at least 65% of the value of its total assets in various types of debt securities. It invests in a portfolio of U.S. dollar denominated investment grade debt securities of domestic and foreign issuers which have maturities or average lives of up to ten years. Under normal market conditions, the Fund's average weighted maturity is limited to a maximum of three years. The One Group(R) Limited Volatility Bond Fund invests at least 80% of its total assets in debt securities with short to intermediate maturities. At least 65% of the Fund's total assets consist of bonds and at least 65% of its total assets consists of obligations issued by the U.S. Government, its agencies, or instrumentalities some of which may be subject to repurchase agreements. The Fund's average weighted maturity ordinarily ranges between one and five years, but the Fund may shorten the weighted average maturity to as little as ninety days for temporary defensive purposes.

     In connection with the Reorganization, The One Group(R) Limited Volatility Bond Fund is expected to change its name to The One Group(R) Short-Term Bond Fund.

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PEGASUS INTERMEDIATE BOND FUND AND THE ONE GROUP(R) INTERMEDIATE BOND FUND.

     The Pegasus Intermediate Bond Fund's investment objective is to seek to maximize total rate of return while providing relative stability of principal by investing predominantly in intermediate-term debt securities. The One Group(R) Intermediate Bond Fund's investment objective is to seek current income consistent with the preservation of capital by investing in high and medium-grade fixed income securities with intermediate maturities.

     Under normal market conditions, the Pegasus Intermediate Bond Fund invests at least 65% of the value of its total assets in debt securities. The Fund invests primarily in a portfolio of investment grade U.S. dollar denominated debt securities of domestic and foreign issuers. The One Group(R) Intermediate Bond Fund normally invests at least 80% of its total assets in debt securities of all types, including bonds, notes, U.S. Government obligations, and taxable and tax-exempt municipal securities, rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by the Fund's investment adviser. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds and at least 50% of total assets must consist of obligations issued by the U.S. Government, or its agencies and instrumentalities, some of which may be subject to repurchase agreements. The Pegasus Intermediate Bond Fund invests in securities which have maturities or average lives of up to 15 years. During normal market conditions, the Fund's average portfolio maturity is expected to be between three and six years. The One Group(R) Intermediate Bond Fund's average weighted maturity will ordinarily range between three and ten years, although the Fund may shorten the weighted average maturity to as little as one year for temporary defensive purposes.

PEGASUS MULTI SECTOR BOND FUND AND THE ONE GROUP(R) INCOME BOND FUND.

     The Pegasus Multi Sector Bond Fund's investment objective is to seek to provide as high a level of current income as is consistent with relative stability of principal. The One Group(R) Income Bond Fund's investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt securities.

     Under normal market conditions, the Pegasus Multi Sector Bond Fund invests at least 65% of the value of its total assets in debt securities. The Fund invests primarily in a portfolio of U.S. dollar denominated investment grade debt securities of domestic and foreign issuers. The One Group(R) Income Bond Fund invests at least 70% of its total assets in debt securities of all types rated as investment grade at the time of investment or, if unrated, determined to be of comparable quality by the Fund's investment adviser. Up to 30% of the Fund's total assets may be invested in convertible securities, preferred stock, loan participations and debt securities rated below investment grade or, if unrated, determined to be of comparable quality by the Fund's investment adviser. However, the Fund will not invest more than 20% of its total assets below the fifth highest rating category. Securities rated below investment grade are called "high yield bonds," and "junk bonds" and are considered to be speculative. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds. The Fund may also purchase taxable or tax exempt municipal securities.

     Under normal market conditions, the Pegasus Multi Sector Bond Fund's average weighted maturity is expected to range between three years and ten years. The average weighted maturity of The One Group(R) Income Bond Fund normally ranges between five years and twenty years. The Pegasus Multi Sector Bond Fund may invest in cash equivalent securities for temporary defensive purposes. The One Group(R) Income Bond Fund may shorten its weighted maturity to as little as two years for temporary defensive purposes.

PEGASUS BOND FUND AND THE ONE GROUP(R) BOND FUND.

     The investment objectives of the Pegasus Bond Fund and The One Group(R) Bond Fund are substantively identical. Each Fund seeks to maximize total rate of return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

     Under normal market conditions, the Pegasus Bond Fund invests at least 65% of its total assets in debt securities. The Fund invests in a portfolio of U.S. dollar denominated investment grade debt securities of

                                      III-6
domestic and foreign issuers. The Fund may invest in cash equivalent securities for temporary defensive purposes. The One Group(R) Bond Fund invests in all types of debt securities rated as investment grade, as well as convertible securities, preferred stock, and loan participations. The Fund invests at least 65% of its total assets in debt securities with intermediate to long maturities. The Fund may also purchase taxable and tax-exempt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets must consist of bonds. The Pegasus Bond Fund's average weighted maturity normally ranges between six years and twelve years. The One Group(R) Bond Fund's average maturity is between four and twelve years. The One Group(R) Bond Fund may shorten its weighted average maturity for temporary defensive purposes.

     The One Group(R) Bond Fund was created to continue the business of the Pegasus Bond Fund.

PEGASUS HIGH YIELD BOND FUND AND THE ONE GROUP(R) HIGH YIELD BOND FUND.

     The Pegasus High Yield Bond Fund's investment objective is to seek high current income. It invests primarily in a diversified portfolio of U.S. dollar denominated debt securities of domestic and foreign issuers which, under normal market conditions, are expected to be lower-rated corporate debt obligations or unrated obligations of comparable quality. The One Group(R) High Yield Bond Fund's investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.

     Both Funds invest primarily in junk bonds. Under normal market conditions, the Pegasus High Yield Bond Fund invests at least 65% of its total assets in debt securities. The Fund invests primarily in debt securities rated in the fourth or lower rating categories, i.e., Baa or lower by Moody's Investor Services, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch"), or Duff & Phelps Credit Rating Co. ("Duff"), or in unrated securities of comparable quality. The Fund may invest up to 10% of its total assets in equity securities, however, preferred and convertible securities are not subject to this limitation. The Fund may also invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States. The One Group(R) High Yield Bond Fund normally invests at least 80% of its total assets in debt securities, loan participations, convertible securities and preferred stock which are rated below investment grade or unrated securities of comparable quality. These securities are generally rated in the fifth or lower rating categories (e.g., BB or lower by S&P and Ba or lower by Moody's). The Fund may invest up to 100% of its assets in such securities. The Fund may invest up to 20% of its assets in other securities, including investment grade debt securities. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. The Fund's weighted average maturity will normally range between five and ten years, although it may shorten its weighted average maturity to as little as two years for temporary defensive purposes. The Pegasus High Yield Bond Fund has no stated weighted average maturity target range. Securities rated below investment grade are called "high yield bonds," and "junk bonds" and are considered to be speculative.

PEGASUS INTERMEDIATE MUNICIPAL BOND FUND AND THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND.

     The Pegasus Intermediate Municipal Bond Fund's investment objective is to seek to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal. The One Group(R) Intermediate Tax-Free Bond Fund's investment objective is to seek current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

     As a fundamental investment policy, the Pegasus Intermediate Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. The One Group(R) Intermediate Tax-Free Bond Fund has a similar policy, although it is not fundamental. As a fundamental policy, this Fund must invest at least 65% of its total assets in bonds. Under normal market conditions, the average weighted maturity is expected to range between three and ten years for both funds.

     As a fundamental investment policy, The One Group(R) Intermediate Tax-Free Bond Fund invests in a diversified portfolio. The Pegasus Intermediate Municipal Bond Fund is not diversified.

                                      III-7

PEGASUS MUNICIPAL BOND FUND AND THE ONE GROUP(R) TAX-FREE BOND FUND.

     The investment objectives of the Pegasus Municipal Bond Fund and The One Group(R) Tax-Free Bond Fund are identical. The Pegasus Municipal Bond Fund seeks to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal. The One Group(R) Tax-Free Bond Fund seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital. The One(R) Group Tax-Free Bond Fund was created to continue the business of the Pegasus Municipal Bond Fund.

     As a fundamental investment policy, the Pegasus Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. The One Group(R) Tax-Free Bond Fund has a similar policy, although it is not fundamental. As a fundamental policy, this Fund invests at least 65% of its total assets in bonds. Each Fund invests in Municipal Securities without regard to maturity.

     Up to 20% of The One Group(R) Tax-Free Bond Fund's total assets may be held in cash or cash equivalents. The Fund will, from time to time, invest more than 25% of its net assets in municipal housing authority obligations and single family mortgage revenue bonds. The Fund also may invest in mortgage backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates.

PEGASUS MICHIGAN MUNICIPAL BOND FUND AND THE ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND.

     The Pegasus Michigan Municipal Bond Fund's investment objective is to seek to provide as high a level of current income exempt from Federal, and to the extent possible, from State of Michigan income taxes as is consistent with relative stability of principal. The One Group(R) Michigan Municipal Bond Fund's investment objective is to seek current income exempt from Federal income tax and Michigan personal income tax, consistent with the preservation of principal. The One Group(R) Michigan Municipal Bond Fund was created to continue the business of the Pegasus Michigan Municipal Bond Fund.

     As a fundamental investment policy, the Pegasus Michigan Municipal Bond Fund must invest at least 80% of the value of its net assets in Municipal Securities. Under normal market conditions, the Fund invests at least 65% of its total assets in investment grade Municipal Securities the interest on which is exempt from both Federal and Michigan income taxes. The One Group(R) Michigan Municipal Bond Fund has a fundamental policy that requires 80% of its total assets to be invested in Michigan Municipal Securities. The Fund also may invest up to 20% of its total assets in Municipal Securities other than Michigan Municipal Securities.

PEGASUS SHORT MUNICIPAL BOND FUND AND THE ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND.

     The investment objectives of the Pegasus Short Municipal Bond Fund and The One Group(R) Short-Term Municipal Bond Fund are identical. Each Fund seeks to provide as high a level of current income exempt from Federal income tax as is consistent with relative stability of principal.

     The Pegasus Short Municipal Bond Fund invests in a portfolio of investment grade municipal obligations, the interest on which is exempt from Federal income tax. As a fundamental investment policy, the Fund must invest at least 80% of the value of its net assets in municipal obligations. The Fund may invest up 20% (and, for temporary defensive purposes, up to 100%) of its assets in taxable cash equivalent securities. Under normal market conditions, the Fund's average weighted maturity ranges between one year and three years. The One Group(R) Short-Term Municipal Bond Fund invests at least 80% of its net assets in municipal securities, the interest on which is exempt from Federal income tax. As a fundamental policy, the Fund invests at least 65% of its total assets in bonds. Up to 20% of the Fund's total assets may be held in cash and cash equivalents. From time to time, the Fund invests more than 25% of its net assets in municipal housing authority obligations and single-family mortgage revenue bonds. The Fund may also invest in mortgage-backed securities, restricted securities, and mortgage dollar rolls. The securities in which the Fund invests may have fixed rates of return or floating or variable rates. The Fund's average weighted maturity ranges between one year and three years.

                                      III-8

     The One Group(R) Short-Term Municipal Bond Fund was created to continue the business of the Pegasus Short Municipal Bond Fund.

PEGASUS EQUITY INCOME FUND AND THE ONE GROUP(R) INCOME EQUITY FUND.

     The Pegasus Equity Income Fund's investment objective is to seek to provide income; capital appreciation and growth of earnings are secondary, but nonetheless important, goals. The One Group(R) Income Equity Fund's investment objective is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Under normal market conditions, the Pegasus Equity Income Fund invests at least 65% of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The One Group(R) Income Equity Fund normally invests at least 65% of its assets in the common stocks, debt securities, and preferred stocks that are convertible into common stocks of corporations which regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

     In connection with the Reorganization, The One Group(R) Income Equity Fund is expected to change its name to The One Group(R) Equity Income Fund.

PEGASUS EQUITY INDEX FUND AND THE ONE GROUP(R) EQUITY INDEX FUND.

     The investment objectives of the Pegasus Equity Index Fund and The One Group(R) Equity Index Fund are substantively identical. Each Fund seeks investment results that correspond to the aggregate price and dividend performance of securities in the S&P 500 Index.

     While each of the Funds seeks to achieve a 95% correlation coefficient between its performance and that of the S&P 500 Index, their stated investment programs are somewhat different. The Pegasus Equity Index Fund uses a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the S&P 500 Index. Stocks are selected based on both capitalization weighting in the S&P 500 Index and industry representation. The Pegasus Equity Index Fund may also invest up to 5% of its total assets in futures contracts and related options in an effort to maintain exposure to price movements in the S&P 500 Index pending investment of funds or while maintaining liquidity to meet potential shareholder redemptions. The One Group(R) Equity Index Fund invests primarily in a representative sampling of stocks included in the S&P 500 Index and, secondarily, in stock index futures. The stocks are selected in the order of their weightings in the Standard & Poor's 500 Index beginning with the heaviest weighted stocks. The Fund is not authorized to invest in foreign securities. Pending investment of funds and to meet redemption requests, the Pegasus Equity Index Fund and The One Group(R) Equity Index Fund may hold up to 5% and 10% of their respective assets in cash equivalents.

PEGASUS GROWTH AND VALUE FUND AND THE ONE GROUP(R) VALUE GROWTH FUND.

     The Pegasus Growth and Value Fund's investment objective is to seek to achieve long-term capital growth, with income a secondary consideration. The One Group(R) Value Growth Fund's investment objective is to seek long term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

     Under normal market conditions, the Pegasus Growth and Value Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund invests in equity securities of companies believed by the Fund's investment adviser to represent a value or potential worth which is not fully recognized by prevailing market prices and which have earnings growth expectations that exceed those implied by the market's current valuation. The Fund seeks to invest in companies whose earnings will increase at a faster rate than those within the general equity market. The One Group(R) Value Growth Fund normally invests at least 65% of its total assets in common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of overlooked or undervalued companies that have the potential for earnings growth over time. The Fund invests across capitalization levels targeting both value and growth oriented companies.

                                      III-9

     The One Group(R) Value Growth Fund will change its name to The One Group(R) Diversified Equity Fund.

PEGASUS INTRINSIC VALUE FUND AND THE ONE GROUP(R) DISCIPLINED VALUE FUND.

     The Pegasus Intrinsic Value Fund's investment objective is to seek to provide long-term capital appreciation. The One Group(R) Disciplined Value Fund's investment objective is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

     Under normal market conditions, the Pegasus Intrinsic Value Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The One Group(R) Disciplined Value Fund invests at least 80% of its total assets in equity securities, including common stocks, debt securities, and preferred stocks that are convertible into common stocks. A portion of the Fund's assets will be held in cash equivalents. Both Funds primarily invest in equity securities of companies with below-market average price-to-earnings and price-to-book value ratios.

     In connection with the Reorganization, The One Group(R) Disciplined Value Fund is expected to change its name to The One Group(R) Mid Cap Value Fund.

PEGASUS GROWTH FUND AND THE ONE GROUP(R) LARGE COMPANY GROWTH FUND.

     The investment objective of the Pegasus Growth Fund is to seek long-term capital appreciation. The One Group(R) Large Company Growth Fund's investment objective is to seek long-term capital appreciation and growth of income by investing primarily in equity securities.

     Under normal market conditions, the Pegasus Growth Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund invests primarily in equity securities of domestic issuers believed by the Fund's investment adviser to have above-average growth characteristics. The One Group(R) Large Company Growth Fund normally invests at least 65% of its total assets in equity securities of large, well-established companies, whose weighted average capitalization will normally exceed the market median capitalization of the S&P 500 Index.

     In connection with the Reorganization, The One Group(R) Large Company Growth Fund is expected to change its name to The One Group(R) Large Cap Growth Fund.

PEGASUS MID-CAP OPPORTUNITY FUND AND THE ONE GROUP(R) DIVERSIFIED MID CAP FUND.

     The investment objective of the Pegasus Mid-Cap Opportunity Fund is to achieve long-term capital appreciation. The investment objective of The One Group(R) Diversified Mid Cap Fund is to seek long-term capital growth by investing primarily in equity securities of companies with intermediate market capitalizations. The One Group(R) Diversified Mid Cap Fund was created to continue the business of the Pegasus Mid-Cap Opportunity Fund.

     Under normal market conditions, the Pegasus Mid-Cap Opportunity Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States with market capitalizations of $500 million to $3 billion. The One Group(R) Diversified Mid Cap Fund normally invests at least 65% of its total assets in common and preferred stock, rights, warrants, convertible securities and other equity securities. The Fund invests primarily in equity securities of companies with market capitalizations of $500 million to $5 billion. While each Fund invests primarily in securities of U.S. companies, up to 25% of each Fund's total assets may be invested in equity securities of foreign issuers. Additionally, up to 20% and 35% of The One Group(R) Diversified Mid Cap Fund and the Pegasus Mid-Cap Opportunity Fund, respectively, may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

PEGASUS SMALL-CAP OPPORTUNITY FUND AND THE ONE GROUP(R) SMALL CAP VALUE FUND.

     The investment objective of the Pegasus Small-Cap Opportunity Fund is to seek long-term capital appreciation. The One Group(R) Small Cap Value Fund's investment objective is to seek long-term capital

                                     III-10
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growth by investing primarily in equity securities of companies with small capitalizations. The One Group(R) Small Cap Value Fund was created to continue the business of the Pegasus Small-Cap Opportunity Fund.

     Under normal market conditions, the Pegasus Small-Cap Opportunity Fund invests at least 65% of the value of its total assets in publicly traded income-producing common stocks of companies incorporated in the United States. The Fund will normally invest at least 65% of the value of its total assets in equity securities of small domestic issuers with market capitalizations of $100 million to $1 billion. The One Group(R) Small Cap Value Fund normally invests at least 80% of its total assets in common and preferred stocks, debt securities, warrants, convertible securities, and other equity securities of small capitalization domestic issuers with market capitalizations of $100 million to $2 billion. While each Fund invests primarily in securities of U.S. companies, up to 25% of each Fund's total assets may be invested in equity securities of foreign issuers. Up to 20% of The One Group(R) Small Cap Value Fund's total assets may be invested in U.S. government securities, other investment grade debt securities, cash and cash equivalents.

PEGASUS INTERNATIONAL EQUITY FUND AND THE ONE GROUP(R) DIVERSIFIED INTERNATIONAL FUND.

     The investment objective of the Pegasus International Equity Fund is to seek to achieve long-term capital appreciation. In seeking to achieve its objective, the Fund invests primarily in equity securities of foreign issuers. The One Group(R) Diversified International Fund's investment objective is to seek long-term capital growth by investing primarily in equity securities of foreign issuers. The One Group(R) Diversified International Fund was created to continue the business of the Pegasus International Equity Fund.

     Under normal market conditions, the Pegasus International Equity Fund invests at least 65% of the value of its total assets in equity securities. The One Group(R) Diversified International Fund invests at least 65% of its total assets in foreign equity securities, consisting of common stocks, preferred stocks, rights, warrants, convertible securities, foreign currencies and options on foreign currency, and other equity securities. Each Fund invests primarily in equity securities of foreign issuers located in but not limited to the United Kingdom and European continent, Japan, other Far East areas and Latin America. Each Fund may also invest in other regions seeking to capitalize on investment opportunities in other parts of the world including developing countries. Investments in a particular country may exceed 25% of each Fund's total assets. Up to 20% of The One Group(R) Diversified International Fund's total assets may be invested in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents.

     As a matter of fundamental policy, The One Group(R) Diversified International Fund invests in a diversified portfolio. The Pegasus International Equity Fund is a "non-diversified" fund.

PEGASUS MARKET EXPANSION INDEX FUND AND THE ONE GROUP(R) MARKET EXPANSION INDEX FUND.

     Each Fund's investment objective is to seek to provide a return which substantially duplicates the price and yield performance of domestically traded common stocks in the small and mid capitalization equity markets, as represented by a market capitalization weighted combination of the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index. The Funds use a sampling methodology to determine which stocks to purchase or sell in order to closely replicate the performance of the combined indices. Stocks are selected based on both capitalization weighting in the combined indices and industry representation. The One Group(R) Market Expansion Index Fund was created to continue the business of Pegasus Market Expansion Index Fund.

     Under normal market conditions, each Fund invests at least 65% of the value of its total assets in publicly traded common stocks of companies incorporated in the United States. Pending investment of funds and to meet redemption requests, each Fund may hold up to 5% of its total assets in cash equivalents. The Funds may also invest up to 5% of their total assets in futures contracts and related options in an effort to maintain exposure to price movements in the combined indices pending investment of funds or while maintaining liquidity to meet potential shareholder redemptions. Each Fund seeks to achieve a 95% correlation coefficient to its benchmark combined indices.

                                     III-11

                                                                     APPENDIX IV

                     SHAREHOLDER TRANSACTIONS AND SERVICES

     This Appendix compares certain shareholder transactions and services of the Pegasus Portfolios and The One Group Funds which will be affected by the Reorganization. Throughout this Appendix, the Pegasus Money Market, Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds are collectively referred to as the "Pegasus Money Market Funds; "the Pegasus Cash Management, Treasury Cash Management, Treasury Prime Cash Management, U.S. Government Securities Cash Management and Municipal Cash Management Funds are collectively referred to as the "Pegasus Cash Management Funds;" and the remaining Pegasus Portfolios are collectively referred to as the "Pegasus Non-Money Market Funds." Occasionally, the Pegasus Managed Assets Conservative, Managed Assets Balanced and Managed Assets Growth Funds are referred to as the "Pegasus Asset Allocation Funds;" otherwise, they are among the Pegasus Non-Money Market Funds.

     The One Group(R) Cash Management Money Market, Treasury Cash Management Money Market, Treasury Prime Cash Management Money Market, U.S. Government Cash Management Money Market and Municipal Cash Management Money Market Funds are collectively referred to as the "One Group(R) Cash Management Funds" throughout this Appendix. These Funds have not yet commenced operations and will continue the operations of the Pegasus Cash Management Funds after the Reorganization. The One Group(R) Prime Money Market, U.S. Treasury Securities Money Market, Municipal Money Market and Michigan Municipal Money Market Funds are collectively referred to as the "One Group(R) Money Market Funds." All remaining One Group Funds are collectively referred to as the "One Group(R) Non-Money Market Funds."

     The Pegasus Non-Money Market Funds currently offer three share classes:
Class A, Class B, and Institutional Class or Class I (either, "Class I"). The Pegasus Money Market Fund offers Class A, Class B and Class I shares, but B shares are only offered through an exchange from a Non-Money Market Fund. The Treasury Money Market, Municipal Money Market and Michigan Municipal Money Market Funds offer Class A and Class I shares. The Pegasus Cash Management Funds offer Institutional Class ("Class I") and Service Class ("Class S") Shares. Class A and Class B shares may be purchased through a number of institutions including First Chicago NBD Investment Management Company ("FCNIMCO") or (the "Investment Adviser"), First National Bank of Chicago ("FNBC") American National Bank and Trust Company ("ANB") and their affiliates, including First NBD Investment Services, Inc., a registered broker-dealer, BISYS which serves the Trust as its Distributor and certain banks, securities dealers and other industry professionals such as investment advisers, accountants and estate planning firms. Class I and Class S shares of the Cash Management Funds are sold to institutional investors, including banks (such as FNBC, NBD Bank ("NBD"), and ANB or their affiliates), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity, public agencies and municipalities, employee benefit plans or other programs, registered investment advisers and other financial institutions. For more information, see the section entitled "Description of Classes" in the Pegasus Prospectuses incorporated by reference into this Combined Prospectus/Proxy Statement.

     The One Group Funds currently offer five classes of shares: Class A, Class B, Class C, Class I and Service Class Shares. Class A, Class B and Class C shares are offered to the general public. The Institutional Money Market Funds offer Class I shares only. The One Group(R) Prime and U.S. Treasury Securities Money Market Funds offer Class A, Class B, Class C, Class I and Class S shares. The One Group(R) Ohio Municipal, Municipal and Michigan Municipal Money Market Funds offer Class A, Class C, Class I and Service Class shares. Class I shares are offered to institutional investors, including affiliates of Bank One Corporation and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Class S Shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative or accounting services such as sweep processing. For more information, see the section entitled "How To Do Business With The One Group" in the One Group Prospectuses incorporated by reference into the Combined Prospectus/Proxy Statement.

     The One Group also maintains a Web site (www.onegroup.com) where shareholders may purchase or exchange shares, check account balances, or find information about The One Group.

A. PURCHASE POLICIES

     The following chart compares the existing purchase policies of the Pegasus Portfolios and the One Group Funds.

                         PEGASUS PORTFOLIOS:
                    CLASS A, B AND I SHARES OF THE      PEGASUS PORTFOLIOS:
                      MONEY MARKET AND NON-MONEY    CLASS I AND S SHARES OF THE
                             MARKET FUNDS              CASH MANAGEMENT FUNDS          ONE GROUP FUNDS
                    ------------------------------  ---------------------------       ---------------
Minimum Initial     $1,000 for Class A and B        $1,000,000.(2)               $1,000 ($100 for employees
Investment          shares of Non-Money Market                                   of Bank One Corporation
                    Funds; $2,500 for Class A and                                and its affiliates); $250
                    B shares of Money Market                                     for an IRA. Investors may
                    Funds(1); $1,000,000 for Class                               purchase up to a maximum
                    I shares; $250 for an IRA.(2)                                of $250,000 of Class B
                                                                                 shares per individual
                                                                                 purchase order.(3,4)
Minimum Subsequent  $100. Subsequent Investments    No minimum                   $100 ($25 for employees of
Investment          may be made through the                                      Bank One Corporation and
                    Automatic Investment Plan.(2)                                its affiliates); $25 under
                                                                                 the Systematic Investment
                                                                                 Plan.(3)
Purchase Methods    Shares may be purchased by      Shares may be purchased by   Shares may be purchased
                    wire, telephone or with         wire, telephone or with      directly from OGSC by
                    compatible computer             compatible computer          mail, telephone, wire, or
                    facilities. Class A and B       facilities. Class I shares   through The One Group's
                    shares may be purchased         may be purchased through     Web site. Shares may also
                    through a number of             fiduciary accounts at the    be purchased through
                    institutions, including the     Investment Adviser, NBD,     investment advisors,
                    Investment Adviser, NBD, FNBC,  FNBC and ANB or their        brokers, financial
                    ANB and their affiliates,       affiliates Share             planners, banks, insurance
                    including First Chicago NBD     certificates will not be     companies, retirement or
                    Investment Services, Inc., the  issued.                      401(k) plan sponsors, or
                    Distributor, and certain                                     other intermediaries Class
                    banks, securities dealers and                                I shares may be purchased
                    other industry professionals                                 through fiduciary accounts
                    such as investment advisors,                                 at Bank One Trust Company,
                    accountants and estate                                       N.A. or its affiliates.
                    planning firms Class I shares                                Shares may also be
                    may be purchased through                                     purchased through a
                    fiduciary accounts at the                                    "mutual fund supermarket."
                    Investment Adviser, NBD, FNBC                                Shares are electronically
                    and ANB or their affiliates.                                 recorded. Therefore,
                    Shares may also be purchased                                 certificates will not be
                    through a "mutual fund                                       issued.
                    supermarket." If an investor
                    does not specify a class of
                    shares at the time of
                    purchase, Class A shares will
                    be purchased. Share
                    certificates will not be
                    issued.
Checkwriting        Class A. Shareholders of Money  None                         Class A shareholders of
Option              Market Funds may write checks                                Money Market Funds may
                    for $500 or more                                             write checks for $250 or
                                                                                 more.

---------------

(1) Pegasus may charge a fee of $2 per month for accounts with balances of less than $2,500. Pegasus will notify shareholders prior to the assessment of such fees.

(2) Pegasus reserves the right to offer Fund shares without regard to the minimum purchase requirements to qualified or non-qualified employee benefit plans. The investment adviser and service agents may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. Pegasus reserves the right to reject any purchase order.

(3) OGSC may waive these minimums.

(4) OGSC can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

B. PRICING OF SHARES

     As to each Pegasus Portfolio and One Group Fund, the net asset value ("NAV") per share of each class is computed by dividing the value of a Fund's net assets represented by that class by the number of outstanding shares of that class. A Fund's NAV is subject to change every day. The Pegasus Money Market Funds and the One Group(R) Money Market Funds calculate NAV at different times during the business day, as shown in the following table. All other funds calculate NAV at the same time.

TIME OF CALCULATION             PEGASUS PORTFOLIOS                           ONE GROUP FUNDS
-------------------             ------------------                           ---------------
12:00 noon EST/      Municipal Money Market, Municipal Cash     Municipal Money Market Fund
11:00 a.m. CST       Management and Michigan Municipal Money
  AND                Market Funds
4:00 p.m. EST*/
3:00 p.m. CST
2:00 p.m. EST/                                                  Prime Money Market and U.S.
1:00 p.m. CST                                                   Treasury Securities Money
  AND                                                           Market Funds
4:00 p.m. EST*/
3:00 p.m. CST
1:00 p.m. EST/       Treasury Prime Cash Management Fund
12:00 noon CST
3:00 p.m. EST/       Money Market, Treasury Money
2:00 p.m. CST        Market, Cash Management, U.S. Government
                     Securities Cash Management and Treasury
                     Cash Management Funds
4:00 p.m. EST*/      All other funds                            All other funds
3:00 p.m. CST/

---------------

* Normal close of the New York Stock Exchange ("NYSE"). On occasion, the NYSE may close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

     Shares of the Pegasus and One Group(R) Money Market Funds will not be priced on those days the Funds are closed, the NYSE is closed, and the following holidays: New Year's Day, Dr. Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day, and Christmas Day. The Non-Money Market Funds will be closed on the same holidays with the exception of Columbus Day and Veterans' Day.

                          DEADLINE FOR RECEIPT OF
DEADLINE FOR RECEIPT OF    RELATED PAYMENT BY THE
     PURCHASE ORDER              CUSTODIAN             PEGASUS PORTFOLIOS         ONE GROUP FUNDS
-----------------------   -----------------------      ------------------         ---------------
12:00 noon, EST/          4:00 p.m., EST/                                     Municipal Money Market
11:00 a.m., CST           3:00 p.m., CST                                      Fund

4:00 p.m., EST*/          4:00 p.m., EST/                                     Prime Money Market and
3:00 p.m., CST            3:00 p.m., CST                                      U.S. Treasury Securities
                                                                              Money Market Funds

4:00 p.m., EST*/          4:00 p.m., EST on (i)                               Non-Money Market Funds
3:00 p.m., CST            the business day after
                          the order is placed for
                          Class I shares and (ii)
                          the third business day
                          after the order is
                          placed for a purchase of
                          Class A, Class B, and
                          Class C Shares

Purchase requests will    Purchase requests will    Money Market Funds
be effective after an     be effective after an
order in proper form and  order in proper form and
federal funds are         federal funds are
received by the Transfer  received by the Transfer
Agent.                    Agent.
4:00 p.m., EST/                                     Non-Money Market Funds
3:00 p.m., CST

---------------

* Normal close of the New York Stock Exchange ("NYSE"). On occasion, the NYSE may close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

     The assets of each Pegasus and One Group(R) Money Market Fund are valued based on the amortized cost method. Although each fund seeks to maintain a $1.00 net asset value per share, there can be no assurance that net asset value will not vary.

C. SALES CHARGES AND EXEMPTIONS.

  Class A and Class B Shares

     Initial Sales Charge and Contingent Deferred Sales Charge ("CDSC")

     a. Class A Shares of the Pegasus Money Market Funds and the corresponding One Group(R) Money Market Funds are offered to the general public at net asset value without an initial sales charge.

     b. Class A Shares of the Pegasus Portfolios and the corresponding One Group(R) Non-Money Market Funds are offered to the general public at their public offering price (which is a Fund's net asset value per share, plus an applicable sales charge).

     c. Class B Shares of the Pegasus Portfolios and One Group Funds are sold to the general public at net asset value, without an initial sales charge. However, Class B Shares of the One Group(R) Prime Money Market and U.S. Treasury Securities Money Market Funds and the Pegasus and One Group(R) Non-Money Market Funds will be assessed a CDSC.

     d. The following chart summarizes the maximum sales charges applicable to Class A and Class B shares with respect to each Pegasus Portfolio and the corresponding One Group Fund.

                                                                    MAXIMUM INITIAL SALES       MAXIMUM
REORGANIZING PEGASUS PORTFOLIOS       EXISTING ONE GROUP FUNDS        CHARGE -- CLASS A     CDSC -- CLASS B
-------------------------------       ------------------------      ---------------------   ---------------
Pegasus Managed Assets            The One Group(R) Investor              5.00%/5.25%          5.00%/5.00%
Conservative Fund                 Balanced Fund
Pegasus Managed Assets Balanced   The One Group(R) Investor Growth       5.00%/5.25%          5.00%/5.00%
Fund                              & Income Fund

                                                                    MAXIMUM INITIAL SALES       MAXIMUM
REORGANIZING PEGASUS PORTFOLIOS       EXISTING ONE GROUP FUNDS        CHARGE -- CLASS A     CDSC -- CLASS B
-------------------------------       ------------------------      ---------------------   ---------------
Pegasus Managed Assets Balanced   The One Group(R) Investor Growth       5.00%/5.25%          5.00%/5.00%
Fund                              Fund
Pegasus Equity Income Fund        The One Group(R) Income Equity         5.00%/5.25%          5.00%/5.00%
                                  Fund (to be renamed Equity
                                  Income Fund upon Reorganization)
Pegasus Growth Fund               The One Group(R) Large Company         5.00%/5.25%          5.00%/5.00%
                                  Growth Fund (to be renamed Large
                                  Cap Growth Fund upon
                                  Reorganization)
Pegasus Intrinsic Value Fund      The One Group(R) Disciplined           5.00%/5.25%          5.00%/5.00%
                                  Value Fund (to be renamed Mid
                                  Cap Value Fund upon
                                  Reorganization)
Pegasus Growth and Value Fund     The One Group(R) Value Growth          5.00%/5.25%          5.00%/5.00%
                                  Fund (to be renamed Diversified
                                  Equity Fund upon Reorganization)
Pegasus Equity Index Fund         The One Group(R) Equity Index          3.00%/5.25%          3.00%/5.00%
                                  Fund
Pegasus Intermediate Bond Fund    The One Group(R) Intermediate          3.00%/4.50%          3.00%/5.00%
                                  Bond Fund
Pegasus Short Bond Fund           The One Group(R) Limited               1.00%/3.00%          1.00%/3.00%
                                  Volatility Bond Fund (to be
                                  renamed Short-Term Bond Fund
                                  upon Reorganization)
Pegasus Multi Sector Bond Fund    The One Group(R) Income Bond           3.00%/4.50%          3.00%/5.00%
                                  Fund
Pegasus High Yield Bond Fund      The One Group(R) High Yield Bond       4.50%/4.50%          5.00%/5.00%
                                  Fund
Pegasus Intermediate Municipal    The One Group(R) Intermediate          3.00%/4.50%          3.00%/5.00%
Bond Fund                         Tax- Free Bond Fund
Pegasus Mid-Cap Opportunity Fund  The One Group(R) Mid Cap               5.00%/5.25%          5.00%/5.00%
                                  Opportunities Fund (to be
                                  renamed Diversified Mid-Cap Fund
                                  upon Reorganization)
Pegasus Small-Cap Opportunity     The One Group(R) Small Cap Value       5.00%/5.25%          5.00%/5.00%
Fund                              Fund
Pegasus Market Expansion Index    The One Group(R) Market                3.00%/5.25%          3.00%/5.00%
Fund                              Expansion Index Fund (to be
                                  renamed Small-Cap Index Fund
                                  upon Reorganization)
Pegasus International Equity      The One Group(R) International         5.00%/5.25%          5.00%/5.00%
Fund                              Opportunities Fund (to be
                                  renamed Diversified
                                  International Fund upon
                                  Reorganization)
Pegasus Bond Fund                 The One Group(R) Bond Fund             4.50%/4.50%          5.00%/5.00%
Pegasus Municipal Bond Fund       The One Group(R) Tax-Free Bond         4.50%/4.50%          5.00%/5.00%
                                  Fund
Pegasus Short Municipal Bond      The One Group(R) Short-Term            1.00%/3.00%          1.00%/3.00%
Fund                              Municipal Bond Fund
Pegasus Michigan Municipal Bond   The One Group(R) Michigan              4.50%/4.50%          5.00%/5.00%
Fund                              Municipal Bond Fund

     Each One Group Fund currently imposes a CDSC equal to 1% of the purchase price on any or all Class A Shares redeemed within one year of purchase which were purchases as part of an investment of $1,000,000 or more and not assessed a sales charge at the time of purchase.

     With respect to Class A shares of the Pegasus Portfolios purchased without an initial sales charge as part of an investment of at least $1,000,000 and where such shares are redeemed within two years after purchase, a

CDSC of 1% or .50% will be imposed at the time of redemption if shares are redeemed within the first or second year, respectively, after purchase unless the investor qualifies for a waiver of the CDSC as described below under "Class B Shares -- Waiver of CDSC."

     The Pegasus Market Expansion Index Fund requires the payment of a transaction fee on purchases of shares of the Fund equal to 0.50% of the dollar amount invested.

     The CDSC charged with respect to the (i) Pegasus Bond and Short Municipal Bond Funds; (ii) the Pegasus Equity Index, Market Expansion Index, Multi Sector Bond, Intermediate Bond and Intermediate Municipal Bond Funds and (iii) all other Pegasus Funds decline over time so that no CDSC is charged on redemptions made more than one, five and six years from the date of purchase, respectively. Class B shares of the Pegasus Short Bond and Short Municipal Bond Funds convert to Class A shares after two years. Class B shares of the Pegasus Equity Index, Market Expansion Index, Multi Sector Bond, Intermediate Bond and Intermediate Municipal Bond Funds convert to Class A shares after six years. All other Class B shares of Pegasus Funds convert to Class A Shares after seven years. Class B shares of the Pegasus Money Market Fund are available only to the holders of Class B shares in Pegasus' non-money market funds who wish to exchange their shares in such funds for shares in the Money Market Fund. Class B shares of the Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

     The CDSC charged with respect to the Class B shares of each One Group Fund (except the Limited Volatility Bond Fund) declines over time so that no CDSC is charged on redemptions made more than six years from the date of purchase (four years with respect to the Limited Volatility Bond Fund). Class B shares of the One Group Funds automatically convert to Class A shares after eight years, except with respect to Class B shares of the Limited Volatility Bond Fund which automatically convert to Class A shares after six years.

           CLASS A SHARES -- SALES LOAD WAIVERS -- PEGASUS PORTFOLIOS

     Class A Shares of the Pegasus Non-Money Market Funds may be purchased at net asset value and without an initial sales charge by: (a) full-time employees of NASD member firms which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage-related or clearing arrangement with an NASD member firm with respect to sales of Fund shares), their spouses and minor children; (b) accounts opened by a bank, trust company or thrift institution, acting as a fiduciary or custodian (other than 401(k) and other defined contribution or other retirement plan accounts), provided that they have furnished the Distributor appropriate notification of such status at the time of the investment and such other information as it may request from time to time in order to verify eligibility for this privilege; (c) purchases for accounts registered under the Uniform Gifts to Minor Act or Uniform Transfers to Minors Act which are opened through First Chicago NBD Investment Services, Inc. ("FCNIS") and 401(k) and other defined contributions of other retirement plan accounts for which The First National Bank of Chicago ("FNBC") or its subsidiaries or affiliates have served as custodian or trustee since at least June 1, 1995 or NBD Bank ("NBD") or its subsidiaries or affiliates, other than FNBC or American National Bank and Trust Company ("ANB"), have served as administrator or Trustee since January 1, 1996;
(d) directors and full-time or part-time employees of FCN, or any of its affiliates or subsidiaries, retired employees of FCN, or any of its affiliates and subsidiaries, Board members of a fund advised by the investment advisers, including members of the Funds' Board of Trustees, or the spouses, children, grandchildren, siblings, parents, grandparents and in-laws of any of the foregoing individuals; (e) purchases through certain broker-dealers, registered investment advisers and other financial institutions which have entered into an agreement with a "mutual fund supermarket" or with the Distributor which includes a requirement that such shares be purchased for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer, registered investment adviser or other financial institution; (f) employees participating in accounts such as retirement, 401(k), profit sharing and other employee benefit plan or program accounts where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 200 employees eligible for participation in such plans or programs or (ii) such plan's or program's assets exceed one million dollars; (g) individuals participating in a qualified retirement, profit sharing, 401(k) or other employee benefit plan which is eligible to purchase Class A shares or Class I shares without a sales charge and rolls Fund shares into a qualified IRA, then that IRA may purchase Class A shares without a sales charge; (h) current shareholders of the Equity Index Fund who owned shares of the Fund prior to August 26, 1996 and have held all or a portion of such shares thereafter.

     Class A shares also may be purchased at net asset value, without an initial sales charge, with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission or annuity contract or guaranteed investment contract subject to a surrender charge. This also includes shares of an investment company that were or would be subject to a contingent deferred sales charge upon redemption. The purchase must be made within 60 days of the redemption, and the Transfer Agent must be notified in writing by the investor at the time the purchase is made.

     The One Group Funds and Pegasus Portfolios also offer rights of accumulation and letter of intent programs that can reduce the sales charge payable on shares purchases.

            CLASS A SHARES -- SALES LOAD WAIVERS -- ONE GROUP FUNDS

     Class A shares of the One Group Non-Money Market Funds may be purchased at net asset value and without an initial sales charge if the shares were: (a) bought with the reinvestment of dividends and capital gains distributions; (b) acquired in exchange for other One Group Fund shares if a comparable sales charge has been paid for the exchanged shares; (c) bought by officers, directors, or trustees, retirees and employees (and their spouses and immediate family members) of: (i) The One Group, (ii) Bank One Corporation and its subsidiaries and affiliates, (iii) The One Group Services Company ("OGSC") and its subsidiaries and affiliates, (iv) State Street Bank and Trust Company and its subsidiaries and affiliates; (v) broker/dealers who have entered into dealer agreements with The One Group and their subsidiaries and affiliates, (vi) an investment sub-adviser of a fund of The One Group and such sub-adviser's subsidiaries and affiliates; (d) bought by (i) affiliates of Bank One Corporation and certain accounts (other than IRA accounts) for which an intermediary acts in a fiduciary, advisory, agency, custodial or similar capacity; (ii) accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker/dealer has an agreement with the
(OGSC); (iii) accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries; (iv) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts;" (v) Shareholder Servicing Agents who have a dealer arrangement with the (OGSC), who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such shareholder servicing agents who place trades for their own accounts if the accounts are linked to the master account of such shareholder servicing agent; (e) bought with proceeds from the sale of Class I shares of a fund of The One Group or acquired in an exchange of Class I shares of a fund for Class A shares of the same fund, but only if the purchase is made within 60 days of the sale or distribution; (f) bought with proceeds from the sale of shares of a mutual fund (including a fund of The One Group) for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution; (g) bought in an IRA with the proceeds of a distribution from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a fund of The One Group; (h) bought with assets of The One Group; (i) bought in connection with plans of reorganization of a fund, such as mergers, asset acquisitions and exchange offers to which a fund is a party.

     The waivers described in (e), (f) and (g) above will not continue indefinitely and may be discontinued at any time without notice.

             CLASS B SHARES -- WAIVER OF CDSC -- PEGASUS PORTFOLIOS

     No CDSC is charged on redemptions of Class B shares of the Pegasus Portfolios in connection with: (a) redemptions made within one year after the death of the shareholder; (b) redemptions by shareholders after age 70 1/2 for purposes of the minimum required distribution from an IRA, Keogh plan or custodial account pursuant to Section 403(b) of the Code; (c) distributions from a qualified plan upon retirement or termination of employment; (d) redemption of shares acquired through a contribution in excess of permitted amounts; (e) in-service withdrawals from tax qualified plans by participants; (f) redemptions initiated by a Fund of accounts with net assets of less than $1,000; (g) redemptions by Eligible Financial Intermediaries who have purchased Class A shares at net asset value as part of a "wrap account" or similar program; (h) redemptions of up to 10% of the value of shares during a 12-month period as part of a Systematic Withdrawal Plan.

              CLASS B SHARES -- WAIVER OF CDSC -- ONE GROUP FUNDS

     No CDSC is imposed on redemptions of Class B shares of the One Group Funds:
(a) provided that a shareholder withdraws no more than 10% of the account value annually; (b) if a shareholder buys the shares in connection with certain retirement plans, such as 401(k) and similar qualified plans; (c) if a shareholder is a participant or beneficiary of certain retirement plans and dies or becomes disabled (as defined in the Tax Code), but only if the redemption is made within one year of such death or disability; (d) that represent minimum required distributions from an IRA Account or other qualifying retirement plan, but only if a shareholder is at least age 70 1/2; (e) exchanged in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party; (f) acquired in exchange for Class B shares of other Funds of The One Group.

  Class I Shares of the Pegasus Portfolios and One Group Funds

     a. Class I shares of the Pegasus Money Market Funds are offered with no initial sales charge or CDSC to institutional investors, including banks (such as FNBC and NBD), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity and to public agencies and municipalities. Class I shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.

     b. Class I shares of the Pegasus Non-Money Market Funds are offered at net asset value with no initial sales charge or CDSC (although the Market Expansion Index Fund imposes a transaction fee) exclusively to Fiduciary Accounts, Eligible Retirement Plans, Eligible Financial Intermediaries (as each item is defined in the prospectus), and the Pegasus Asset Allocation Funds.

     c. Class S shares of the Pegasus Cash Management Funds are offered at net asset value with no initial sales charge or CDSC to institutional investors, including banks (such as FNBC and NBD), acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity and to public agencies and municipalities.

     d. Class I and Class A shares of the One Group Cash Management Funds are offered at net asset value with no initial sales charge or CDSC to certain institutional investors and high net worth individuals. Class I shares of the remaining One Group Funds are offered at net asset value with no initial sales charge or CDSC to certain institutional investors.

            CONVERSION FEATURE FOR CLASS I SHARES OF THE PEGASUS PORTFOLIOS

     Class I shares of each Pegasus Portfolio (other than the Cash Management Funds) held by investors who, after purchasing Class I shares for their Fiduciary Accounts, withdraw from such Accounts will convert to Class A shares upon such withdrawal, based upon the relative net asset values for shares of each such Class.

D. SHARE EXCHANGES

     Class I shares of a One Group Fund may be exchanged for Class A shares of that Fund or for Class A or Class I shares of another One Group Fund. Class A shares of a One Group Fund may be exchanged for Class I shares of that Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares. Class B shares of a One Group Fund may be exchanged for Class B shares of another One Group Fund. The One Group does not charge a fee for this privilege. The One Group reserves the right to reject any exchange request if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

     The Pegasus Portfolios permit investors to purchase, in exchange for shares of a Fund which have been owned for at least 30 days, shares of the same Class of the other Pegasus Funds. The Class I and S shares of the Cash Management Funds do not offer an exchange privilege.

     The exchange privilege may be modified or terminated at any time upon notice to shareholders. The exchange privilege with respect to the post-Reorganization Funds is substantially similar to the exchange privilege applicable to the One Group Funds.

     The following chart compares the existing exchange policies of the Pegasus Portfolios and the One Group Funds.

                              PEGASUS PORTFOLIOS                      ONE GROUP FUNDS
                              ------------------                      ---------------
Mail                 Yes.                                   Yes.

Telephone            Yes.                                   Yes.

Web site             No.                                    Yes.

Sales Charges        Shares of the same Class of Funds      Generally, a sales charge will not
                     purchased by exchange will be          be incurred on an exchange. However,
                     purchased on the basis of relative     a sales charge will be incurred on
                     net asset value per share as           Class I Shares exchanged for Class A
                     follows: (i) shares of Funds           shares, unless shareholder qualifies
                     purchased with or without a sales      for a sales charge waiver; on Class
                     load may be exchanged without a        A shares of a Fund with no sales
                     sales load for shares of other Funds   charge exchanged for shares of a
                     sold without a sales load; (ii)        Fund with a sales charge, and on
                     shares of Funds purchased without a    shares of a Fund with a sales charge
                     sales load may be exchanged for        exchanged for shares of a fund with
                     shares of other Funds sold with a      a higher sales charge, in which case
                     sales load, and the applicable sales   the shareholder would pay the
                     load will be deducted; (iii)           difference between that Fund's sales
                     "Purchased Shares"(1) may be           charge and all other sales charges
                     exchanged for "Offered Shares"(1) of   already paid by the shareholder.(4)
                     other Funds, provided that, if the
                     sales load applicable to the Offered
                     Shares exceeds the maximum sales
                     load that could have been imposed in
                     connection with the Purchased Shares
                     (at the time the Purchased Shares
                     were acquired), without giving
                     effect to any reduced loads, the
                     difference will be deducted; (iv)
                     shares of Funds subject to a CDSC
                     that are exchanged for shares of
                     another Fund or the Pegasus Money
                     Market Fund will be subject to the
                     higher applicable CDSC of the two
                     Funds(2); (v) shares of the Money
                     Market Fund acquired through an
                     exchange of Class B shares of the
                     Pegasus Non-Money Market Funds are
                     subject to a CDSC upon redemption of
                     the shares in accordance with the
                     prospectus of the exchanged
                     shares(2); and (vi) a qualified or
                     non-qualified employee benefit plan
                     with assets of at least $1 million
                     or 200 eligible lives may be
                     exchanged from Class B shares to
                     Class A shares on or after January 1
                     of the year following the year of
                     the plan's eligibility, provided
                     that the sponsor of the plan has so
                     notified the service agent of its
                     eligibility and in turn, the service
                     agent has notified Pegasus of such
                     eligibility.(3)

---------------

(1) "Purchased Shares" are shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such Funds. 'Offered Shares' are shares of Funds sold with a sales load.

(2) For purposes of calculating CDSC rates and conversion periods, if any, shares will be deemed to have been held since the date the shares being exchanged were initially purchased.

(3) No fees currently will be charged shareholders directly in connection with exchanges although Pegasus reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with rules promulgated by the SEC. Exchanges made into the Market Expansion Index Fund will be charged a transaction fee.

(4) If a shareholder exchanged Class B shares of a Fund, the shareholder will not pay a sales charge at the time of the exchange, however: (1) the new Class B shares will be subject to the higher CDSC of either the Fund from which the shareholder exchanged, the Fund into which the shareholder exchanged, or any Fund from which the shareholder previously exchanged, (2) the current holding period for the shareholder's exchanged Class B shares is carried over to the new shares.

E. REDEMPTION POLICIES

     The following chart compares the existing redemption policies of the Pegasus Portfolios and the One Group Funds.

                         PEGASUS PORTFOLIOS:
                    CLASS A, B AND I SHARES OF THE      PEGASUS PORTFOLIOS:
                      MONEY MARKET AND NON-MONEY    CLASS I AND S SHARES OF THE
                             MARKET FUNDS              CASH MANAGEMENT FUNDS          ONE GROUP FUNDS
                    ------------------------------  ---------------------------       ---------------
Redemption Methods  By telephone or mail.           By telephone and compatible  By telephone or mail
                                                    computer facilities.         (except for IRA accounts
                                                                                 whose redemption requests
                                                                                 must be made in writing).

Payment Methods     By check, by wire (within one   By mail or by wire (on the   By mail or by wire (paid
                    business day) or Automated      same day).(1)                within seven days after
                    Clearing House (within five                                  receipt but next day and
                    business days).                                              two business day payments
                                                                                 on redemptions are
                                                                                 available(2); State Street
                                                                                 Bank & Trust Company
                                                                                 currently charges a $7.00
                                                                                 wire redemption fee).

Systematic          Yes ($15,000 minimum account    No.                          Yes ($10,000 minimum
Withdrawal Plan     balance with respect to Class                                account balance/$100
                    A or B shares; $10,000 with                                  minimum per transaction);
                    respect to Money Market                                      Class A shareholders
                    Funds).                                                      should consider the
                                                                                 initial sales charge and
                                                                                 Class B shareholders'
                                                                                 payments are limited to no
                                                                                 more than 10% of the
                                                                                 account value annually
                                                                                 measured from the date the
                                                                                 redemption request is
                                                                                 received; IRA account
                                                                                 payments must not exceed
                                                                                 the minimum required
                                                                                 distribution amount.

Reinstatement       Yes (Class A or B redemptions   No.                          No.
Privilege           may purchase, within 120 days,
                    Class A shares without a sales
                    load in an amount not to
                    exceed the redemption
                    proceeds).

     Additional Information Regarding Redemptions:

                         PEGASUS PORTFOLIOS:
                    CLASS A, B AND I SHARES OF THE      PEGASUS PORTFOLIOS:
                      MONEY MARKET AND NON-MONEY    CLASS I AND S SHARES OF THE
                             MARKET FUNDS              CASH MANAGEMENT FUNDS          ONE GROUP FUNDS
                    ------------------------------  ---------------------------       ---------------
Automatic           Upon 60 days written notice,    Upon 60 days written notice  No. Accounts less than
Redemption of       if net asset value in account   if net asset value in        $1,000 that are not
Investor's Account  is (i) $2,500 or less for       account decreases to         participating in a
                    Class A or B shares of the      $1,000,000 or less.          Systematic Investment Plan
                    Money Market Funds; of (ii)                                  will be charged an annual
                    $1,000,000 or less for Class I                               fee $10.00. This
                    shares of the Money Market                                   sub-minimum account fee
                    Funds, and (iii) less than                                   does not apply to IRA
                    $1,000 for Class A, B and I                                  accounts and the accounts
                    shares of other Pegasus                                      of employees of Bank One
                    portfolios.                                                  each Corporation and its
                                                                                 affiliates. The
                                                                                 sub-minimum account fee
                                                                                 also does not apply to
                                                                                 Institutional Money Market
                                                                                 Funds.

Proceeds of         Cash                            Paid in federal funds on     Cash
Redemption                                          the business day the
                                                    redemption is effected.

Acting on           Requires form of                Requires form of             Recording telephone
Telephone           identification                  identification               instructions; requesting
Instructions                                                                     personal identification

---------------

(1) If the request is received before 12:00 noon, Eastern time, for the Municipal Cash Management Fund; 1:00 p.m. Eastern time, for the Treasury Prime Cash Management Fund, and 3:00 p.m. Eastern time, for the Cash Management Fund, Treasury Cash Management Fund and U.S. Government Securities Cash Management Fund.

(2) Requests for same day payment will be honored if the request is received before 12:00 noon, Eastern time, for the Municipal Money Market Fund, and 4:00 p.m., Eastern time, for the Prime Money Market Fund and the U.S. Treasury Securities Money Market Fund. The Funds also will attempt to honor requests for payments by the next business day, if the redemption request is received after the times mentioned above.

F. DIVIDENDS AND DISTRIBUTIONS

     Each existing One Group Fund and Pegasus Portfolio distributes its net capital gains to shareholders at least annually. The table below shows the policies concerning the declaration and payment of dividends from net investment income. Pegasus makes available to investors of Class A and Class B shares a Cross Reinvestment of Dividend Plan. Investors who own shares of any Fund with a minimum value of $10,000 at the time he or she elects may have dividends paid by such Fund automatically reinvested into shares of another Pegasus Fund in which he or she has invested a minimum of $1,000. A transaction fee will be charged to all investors who elect to have dividends from other Funds reinvested in the Market Expansion Index Fund.

                         CURRENT                               CURRENT                              DIVIDEND
                        DIVIDEND                              DIVIDEND       POST-REORGANIZATION      TO BE
  PEGASUS PORTFOLIO   DECLARED/PAID       ONE GROUP FUND    DECLARED/PAID            FUND         DECLARED/PAID
  -----------------   -------------       --------------    -------------    -------------------  -------------
Money Market Fund          D/M         Prime Money Market        D/M         The One Group             D/M
                                       Fund                                  Prime Money Market
                                                                             Fund

Treasury Money             D/M         U. S. Treasury            D/M         The One Group             D/M
Market Fund                            Securities Money                      U.S. Treasury
                                       Market Fund                           Securities Money
                                                                             Market Fund

                         CURRENT                               CURRENT                              DIVIDEND
                        DIVIDEND                              DIVIDEND       POST-REORGANIZATION      TO BE
  PEGASUS PORTFOLIO   DECLARED/PAID       ONE GROUP FUND    DECLARED/PAID            FUND         DECLARED/PAID
  -----------------   -------------       --------------    -------------    -------------------  -------------
Municipal Money            D/M         Municipal Money           D/M         The One Group(R)          D/M
Market Fund                            Market Fund                           Municipal Money
                                                                             Market Fund
Michigan Municipal         D/M         Michigan Municipal        D/M         The One Group(R)          D/M
Money Market Fund                      Money Market Fund                     Michigan Municipal
                                                                             Money Market Fund
Cash Management            D/M         Cash Management           D/M         The One Group(R)          D/M
                                                                             Cash
Fund                                   Money Market Fund                     Management Money
                                                                             Market Fund
Treasury Prime Cash        D/M         Treasury Prime            D/M         The One Group(R)          D/M
Management Fund                        Cash Management                       Treasury Prime
                                       Money Market Fund                     Cash Management
                                                                             Money Market Fund
U.S. Government            D/M         U. S. Government          D/M         The One Group(R)          D/M
Securities Cash                        Securities Cash                       U.S. Government
Management Fund                        Management Money                      Securities Cash
                                       Market Fund                           Management Money
                                                                             Market Fund
Municipal Cash             D/M         Municipal Cash            D/M         The One Group(R)          D/M
Management Fund                        Management Money                      Municipal Cash
                                       Market Fund                           Management Money
                                                                             Market Fund
Treasury Cash              D/M         Treasury Cash             D/M         The One Group(R)          D/M
Management Fund                        Management Money                      Treasury Cash
                                       Market Fund                           Management Money
                                                                             Market Fund
Short Bond Fund            M/M         Limited Volatility        D/M         The One Group(R)          D/M
                                       Bond Fund                             Short-Term Bond
                                                                             Fund
Intermediate Bond          M/M         Intermediate Bond         D/M         The One Group(R)          D/M
Fund                                   Fund                                  Intermediate Bond
                                                                             Fund
Multi Sector Bond          M/M         Income Bond Fund          D/M         The One Group(R)          D/M
Fund                                                                         Income Bond Fund
Bond Fund                  M/M         Bond Fund                 D/M         The One Group(R)          D/M
                                                                             Bond
                                                                             Fund
High Yield Bond Fund       M/M         High Yield Bond           D/M         The One Group(R)          D/M
                                                                             High
                                       Fund                                  Yield Bond Fund
Intermediate               M/M         Intermediate              D/M         The One Group(R)          D/M
Municipal                              Tax-Free Bond Fund                    Intermediate
Bond Fund                                                                    Tax-Free Bond Fund
Municipal Bond Fund        M/M         Municipal Bond Fund       D/M         The One Group(R)          D/M
                                                                             Tax-Free Bond Fund
Michigan Municipal         M/M         Michigan Municipal        D/M         The One Group(R)          D/M
Bond Fund                              Bond Fund                             Michigan Municipal
                                                                             Bond Fund
Short Municipal Bond       M/M         Short Municipal           D/M         The One Group(R)          D/M
Fund                                   Bond Fund                             Short-Term
                                                                             Municipal Bond Fund

                         CURRENT                               CURRENT                              DIVIDEND
                        DIVIDEND                              DIVIDEND       POST-REORGANIZATION      TO BE
  PEGASUS PORTFOLIO   DECLARED/PAID       ONE GROUP FUND    DECLARED/PAID            FUND         DECLARED/PAID
  -----------------   -------------       --------------    -------------    -------------------  -------------
Equity Income Fund         M/M         Income Equity Fund        M/M         The One Group(R)          M/M
                                                                             Equity Income Fund
Equity Index Fund          Q/Q         Equity Index Fund         M/M         The One Group(R)          M/M
                                                                             Equity Index Fund
Growth and Value           Q/Q         Value Growth Fund         M/M         The One Group(R)          M/M
Fund                                                                         Diversified Equity
                                                                             Fund
Intrinsic Value Fund       Q/Q         Disciplined Value         M/M         The One Group(R)          M/M
                                       Fund                                  Mid Cap Value Fund
Growth Fund                Q/Q         Large Company             M/M         The One Group(R)          M/M
                                       Growth Fund                           Large Cap Growth
                                                                             Fund
Mid-Cap Opportunity        Q/Q         Diversified Mid           M/M         The One Group(R)          M/M
Fund                                   Cap Fund                              Diversified
                                                                             Mid Cap Fund
Small-Cap                  Q/Q         Small Cap Value           M/M         The One Group(R)          M/M
Opportunity Fund                       Fund                                  Small Cap Value
                                                                             Fund
International Equity       Q/Q         Diversified               Q/Q         The One Group(R)          Q/Q
Fund                                   International Fund                    Diversified
                                                                             International Fund
Market Expansion           Q/Q         Market Expansion          M/M         The One Group(R)          M/M
Index Fund                             Index Fund                            Market Expansion
                                                                             Index Fund
Managed Assets             Q/Q         Investor Growth           M/M         The One Group(R)          M/M
Growth Fund                            Fund                                  Investor Growth
                                                                             Fund
Managed Assets             Q/Q         Investor Growth &         M/M         The One Group(R)          M/M
Balanced Fund                          Income Fund                           Investor Growth &
                                                                             Income Fund
Managed Assets             M/M         Investor Balanced         M/M         The One Group(R)          M/M
Conservative Fund                      Fund                                  Investor Balanced
                                                                             Fund

---------------

D/M = Daily/Monthly
M/M = Monthly/Monthly
Q/Q = Quarterly/Quarterly

                                                                      APPENDIX V

          THE ONE GROUP(R) U.S. TREASURY SECURITIES MONEY MARKET FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The seven-day yield on The One Group(R) U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.12% on June 30, 1998, up slightly from 5.03% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELDS?

     The Fund's yield reflects the relative stability in interest rates brought on by the Federal Reserve's unchanged monetary policy. Rate movements throughout the year were fairly moderate. They reflected changing views on economic strength and whether that strength would lead to inflationary pressures requiring Federal Reserve action.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Our primary strategy during the period was to maintain a "barbell" maturity structure, meaning that we focused on securities at the extremes of the short-term maturity range. As such, the Fund emphasized securities with maturities between six months and one year along with overnight repurchase agreements.

     The money market yield curve during the fiscal year remained fairly steep, meaning that securities with longer maturities paid relatively higher yields. The Fund's "longer" securities -- those maturing in six months to one year -- enabled the Fund to increase its yield. At the same time, the repurchase agreements, which matured overnight, allowed the Fund to retain a high level of liquidity.

     This strategy led to an average maturity of 37 days on June 30, 1998, enabling the Fund to maintain its "AAA" average quality rating -- the best possible -- from Standard & Poor's and Moody's Investors Service. This rating indicates that the Fund's securities are of the highest quality and offer the lowest risk. In order to receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Economic activity and its influences on Federal Reserve policies will have a direct effect on the Fund over the next year. Over the near term, strong domestic demand is likely to be offset by the Asian crisis. This will require the Federal Reserve to be diligent in directing monetary policy. This outlook warrants continued caution so the Fund can be positioned to benefit from any action the Federal Reserve may take.

/s/ ANDREW T. LINTON
------------------------------------------------------
Andrew T. Linton
Fund Manager
/s/ GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.12%       5.19%    4.73%      5.39%         5.48%
      Class A         4.87%       4.92%    4.47%        NA          4.10%
      Class B         4.12%       4.14%      NA         NA          4.11%
      Class C         4.08%         NA       NA         NA          1.47%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    THE ONE GROUP(R) PRIME MONEY MARKET FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The seven-day yield on The One Group(R) Prime Money Market Fund Fiduciary share class was 5.22% on June 30, 1998, down slightly from 5.25% on June 30, 1997.

WHAT CONTRIBUTED TO THE FUND'S FAIRLY STABLE YIELD?

     The relative stability of the Fund's yield reflects the fact that the Federal Reserve left monetary policy unchanged throughout the fiscal year. Interim rate movements were fairly moderate and reflected market participants' changing views on how the problems in Asia would affect the domestic economy. Some believed that the seriousness of the situation would lead to a significant slowdown of the U.S. economy, causing the Federal Reserve to cut interest rates. Others believed that the underlying strength of the domestic economy would overwhelm any Asian impact, and that the Federal Reserve would be forced to hike interest rates in anticipation of higher inflation.

WHICH VIEWPOINT DID YOU FAVOR?

     Our stance was that the Federal Reserve would leave interest rates unchanged. We believed that cheaper imports resulting from the Asian crisis would help keep the U.S. inflation rate low, as U.S. producers would be compelled to keep prices down in order to compete. Also encouraging the Federal Reserve to leave rates alone was the federal budget surplus. With Congress apparently gridlocked on how to spend it, fiscal stimulus was not a problem facing monetary policy makers.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     With Federal Reserve monetary policy on hold, the Fund's weighted average maturity stayed in a range of 60 days to 85 days -- slightly higher than usual. When interest rates climbed, we extended the weighted average maturity to the higher end of the range to capture better yields. And, when rates drifted downward, we shortened the weighted average maturity until we perceived better value in the market.

     On June 30, 1998, the Fund's weighted average maturity was 71 days, compared to 68 days on June 30, 1997.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     As long as the Federal Reserve maintains a gradual, modest approach to regulating monetary supply, we will continue to pursue yield advantages from a weighted average maturity range that is slightly longer than average.

ROGER C. HALE
------------------------------------------------------
Roger C. Hale, CFA, CFP
Fund Manager
GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        5.22%       5.39%    4.92%      5.63%         5.76%
      Class A         4.97%       5.13%    4.66%        NA          4.29%
      Class B         4.22%       4.35%      NA         NA          4.36%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                  THE ONE GROUP(R) MUNICIPAL MONEY MARKET FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The seven-day yield on The One Group(R) Municipal Money Market Fund Fiduciary share class was 3.15% on June 30, 1998, compared to 3.63% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, tax-exempt yield translates into a tax-equivalent yield of 5.16%.)

     The Fund also experienced a significant increase in assets during the year to $613.9 million from $524.5 million.

DID YIELDS FLUCTUATE MUCH DURING THE YEAR?

     Yields in the variable-rate sector experienced the most volatility of any sector, moving within a trading range of 2.75% to 4.50%. Rates reached their peak in April and their low point in February. This volatility was due primarily to changing technical supply and demand factors combined with inconsistent market cash flows. In comparison, the one-year fixed-rate sector traded within a narrower range of 3.55% to 3.85%.

HOW DID ECONOMIC EVENTS INFLUENCE MARKET PERFORMANCE?

     Short-term tax-exempt rates moved moderately lower during the year. With the Federal Reserve's monetary policy remaining unchanged, the market reacted positively to moderate economic output and a low-inflation environment.

     Many short-term municipal issuers have continued to benefit significantly from the ongoing economic expansion. This favorable environment has allowed many borrowers to either reduce their outstanding deficits or increase their cash surplus, which resulted in reduced issuance compared to previous years. Lower financing needs coupled with steady demand supported the downward trend in rates.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Our primary strategy continues to involve adjusting the mix of variable-rate and fixed-rate obligations based on changing market conditions. We also incorporate a quality-oriented investment selection process to help ensure that all issues selected for the Fund represent minimal credit risk. Because of this process, the Fund did not experience any adverse impact or credit downgrades from the Asian bank and credit crisis that began to unfold in October.

     As the yield curve shifted during the year, we maintained the Fund's average maturity in a range of 34 days to 61 days. This enabled us to take advantage of changing market conditions and to accommodate the Fund's liquidity needs. At year-end, the average maturity was 46 days, compared to 37 days a year ago.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     The outlook for the municipal money market continues to look positive. While demand for short-term products should continue to exceed available market supply, we plan to focus on longer-term issues and rely on our investment process in an attempt to provide competitive returns.

/s/ THOMAS W. CARY
------------------------------------------------------
Thomas W. Cary
Fund Manager
/s/ GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed Income Securities

                                                AVERAGE ANNUAL
                                                 TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
     Fiduciary        3.15%       3.27%    3.05%      3.77%         3.84%
      Class A         2.90%       3.01%    2.81%        NA          2.64%

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                        THE ONE GROUP(R) INVESTOR FUNDS

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUNDS PERFORM?

     For the year ended June 30, 1998, The One Group(R) Investor Funds posted the following total returns for their respective Fiduciary share class:

     - The One Group(R) Investor Growth Fund, 23.81%

     - The One Group(R) Investor Growth and Income Fund, 20.34%

     - The One Group(R) Investor Balanced Fund, 17.02%

     - The One Group(R) Investor Conservative Growth Fund, 12.73%

     For information on other share classes and performance comparisons to indexes, please see pages 4-7.

HOW DID THE BOND AND STOCK MARKETS PERFORM?

     The bond market continued to benefit from low inflation, which helped push interest rates down and bond prices up. Furthermore, events in Asia contributed to a weakening global economy, which in turn helped support favorable bond market conditions in the United States.

     The stock market continued to provide better-than-average investment returns, thanks to low inflation, moderate economic growth and strong corporate earnings growth. In addition, a favorable bond market contributed to the stock market's strength by allowing price/earnings (P/E) multiple expansion. That is, the declining interest rate environment allowed companies to realize greater profits, and stock prices increased on these favorable earnings results.

     For more than four years, large-capitalization growth stocks have led the domestic market surge, outperforming smaller-company stocks and value-oriented stocks. Investors continued to favor larger companies due to their earnings reliability and stock liquidity.

DID THE SITUATION IN ASIA INFLUENCE STOCK RETURNS?

     Beginning in late 1997, many larger, multinational companies, particularly in the semiconductor, energy and commodities sectors, felt the effects of the Asian markets' meltdown. With too much capital and investment generating excess capacity, lower prices led to insufficient profits. As a result, currencies declined and market returns plummeted for most Asian markets.

WERE THERE ANY OTHER NOTABLE PERFORMANCES OVERSEAS?

     Many European markets experienced a comeback, with strong one-year performance from Italy, up 63%; Spain up 50%; Germany, up 46%; and France, up 43%.

WHAT WAS YOUR OVERALL ASSET ALLOCATION STRATEGY?

     Each of the Investor Funds maintained relatively strong exposure to equity funds (depending, of course, on each fund's overall investment objective and asset allocation parameters), which enabled the funds to participate in the ongoing stock market rally and post attractive overall returns. In addition, each Fund's allocation toward the bond market was slightly greater than what we consider to be average exposure.

WHY WAS THAT?

     We implemented this strategy based on our ongoing research efforts, which showed that stocks, on a valuation basis, continued to be more expensive than bonds. We felt that this presented some additional risks for stocks. At the same time, earnings momentum remained strong. We therefore made only a slight shift

                        THE ONE GROUP(R) INVESTOR FUNDS

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

toward fixed income funds in order to gain some downside protection from the stock market's high valuations. The average fund allocations during the period were as follows:

     - The One Group(R) Investor Growth Fund: 86% equity funds; 13% fixed income funds; 1% money market funds

     - The One Group(R) Investor Growth and Income Fund: 66% equity funds; 33% fixed income funds; 1% money market funds

     - The One Group(R) Investor Balanced Fund: 46% equity funds; 53% fixed income funds; 1% money market funds

     - The One Group(R) Conservative Growth Fund: 26% equity funds; 72% fixed income funds; 2% money market funds

WHAT WERE YOUR KEY STRATEGIES IN THE EQUITY ARENA?

     The Investor Funds enjoyed varying exposure, depending on the overall investment objective, to the following equity styles: large capitalization, mid-capitalization, small capitalization and international. Within each style, individual stock selection remains the core of our management process. We modestly adjusted our asset allocations to include international stocks, giving the funds an opportunity to take advantage of lower valuations in Asia and continued economic recovery in Europe. Our international exposure is now between 5% and 11%, with the greatest exposure in The One Group Investor Growth Fund. This ongoing approach toward diversification helped limit risk while offering return opportunities from different market segments.

WHAT WERE YOUR KEY STRATEGIES WITHIN THE FIXED INCOME MARKET?

     Within the fixed income funds, our efforts centered on maintaining a low-risk profile by keeping durations at or near their average levels. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Instead of making "bets" on interest rate movements by significantly altering duration, we prefer to concentrate on the yield component of total return.

     Over the past year, our fund managers focused on select investments in the corporate, asset-backed and mortgage-backed sectors. This allowed the funds to capture the yield advantages that these securities generally offered compared to Treasury securities. At the same time, they focused on maintaining portfolios with good average credit quality.

WHAT IS YOUR OUTLOOK FOR THE FUNDS?

     Economic activity is critical to the funds' performance because the economy drives earnings. The current economic expansion, now in its eighth year, is one of the longest in history. Looking ahead to fiscal 1999, we expect U.S. economic growth to remain positive, but to slow down from recent levels. Corporate earnings should continue to grow, but perhaps not at the pace we've seen recently.

     We also believe that inflation will remain low, leading to a stable or lower interest rate environment. As such, we believe there will be little opportunity for price volatility to significantly influence bond market returns.

     Asia remains the one wild card. An unforeseen depression in any of these countries could spill over and put a squeeze on U.S. growth. We believe that a depression is unlikely, however, because Japan's economic package should provide guidance for the country and establish an outline for deregulation. These moves should bring Japan closer to financial reform and improve the banking system.

                        THE ONE GROUP(R) INVESTOR FUNDS

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     Given the extraordinary equity gains of the last several years, it is not realistic to expect this pace to continue. Going forward, we think the equity market will be a bit more selective, which would make individual security selection even more important.

     We currently don't anticipate making any significant changes to our asset allocation strategies. But we will continue to monitor the economic climate for inflationary pressures and valuation levels in the financial markets. We also will keep close tabs on the situation in Asia and how events there may affect the funds' investments.

                                            /s/ RICHARD R. JANDRAIN III

                                            ------------------------------------
                                            Richard R. Jandrain III
                                            Senior Managing Director of Equity
                                            Securities
                                            Director, Asset Allocation Committee

     Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

                     THE ONE GROUP(R) INVESTOR GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                23.81%        24.49%


                          VALUE OF $10,000 INVESTMENT
                                                       Fiduciary                 S&P 1500                 Lipper Mix
Dec-96                                                   10000                     10000                     10000

Jun-97                                                   11350                     11945                     10680

Jun-98                                                   14053                     15462                     12724

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  23.44%        23.78%
  Class A*                 17.87%        20.17%

* Reflects 4.50% Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix         Class A*          Class A
12/96                                                           10000             10000              9550             10000

6/97                                                            11945             10680             10776             11284

6/98                                                            15462             12724             13303             13929

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                          VALUE OF $10,000 INVESTMENT

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  22.52%        23.91%
  Class B**                18.52%        21.61%

** Reflects Applicable Contingent Deferred

  Sales Charge.

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class B**          Class B
12/96                                                           10000             10000             10000             10000

6/97                                                            11945             10680             11388             11388

6/98                                                            15462             12724             13552             13952

                     THE ONE GROUP(R) INVESTOR GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  22.42%        22.42%
  Class C**                21.42%        21.42%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class C**          Class C
7/97                                                            10000             10000             10000             10000
6/98                                                            12944             11914             12141             12241

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Investor Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

     The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (75%), the Lipper International Funds Universe (10%), and the Lipper Intermediate US Government Bond Funds Universe (15%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                 THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                20.34%        20.40%

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 1500         Lipper Mix        Fiduciary
12/96                                                                    10000             10000             10000

6/97                                                                     11945             10535             11087

6/98                                                                     15462             12342             13342

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  20.18%        20.73%
  Class A*                 14.76%        17.21%

* Reflects 4.50% Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix         Class A*          Class A
12/96                                                           10000             10000              9550             10000

6/97                                                            11945             10535             10648             11150

6/98                                                            15462             12342             12797             13399

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  19.13%        19.72%
  Class B**                15.13%        17.38%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class B**          Class B
12/96                                                           10000             10000             10000             10000

6/97                                                            11945             10535             11102             11102

6/98                                                            15462             12342             12825             13225

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  19.08%        19.08%
  Class C**                18.08%        18.08%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                Measurement Period
               (Fiscal Year Covered)                     S&P 1500         Lipper Mix        Class C**          Class C
6/98                                                            12944             11715             11808             11908

7/97                                                            10000             10000             10000             10000




     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

                 THE ONE GROUP(R) INVESTOR GROWTH & INCOME FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance of the Investor Growth & Income Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

     The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (60%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (35%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                    THE ONE GROUP(R) INVESTOR BALANCED FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Fiduciary                17.02%        16.60%

                          VALUE OF $10,000 INVESTMENT

                                                                   Lehman
                                                                  Brothers
                                                                Intermediate
                     Measurement Period                          Aggregate
                   (Fiscal Year Covered)                            Bond           Lipper Mix        Fiduciary
12/96                                                                    10000             10000             10000

6/97                                                                     10323             10390             10848

6/98                                                                     11219             11890             12694

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class A                  16.62%        16.29%
  Class A*                 11.39%        12.90%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix         Class A*          Class A
12/96                                                           10000             10000              9550             10000

6/97                                                            10323             10390             10353             10841

6/98                                                            11219             11890             12074             12641

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (12/10/96)
  Class B                  15.85%        15.67%
  Class B**                11.85%        13.28%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class B**          Class B
12/96                                                           10000             10000             10000             10000

6/97                                                            10323             10390             10822             10822

6/98                                                            11219             11890             12136             12536

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (7/1/97)
  Class C                  15.66%        15.66%
  Class C**                14.66%        14.66%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                          Lehman
                                                         Brothers
                Measurement Period                     Intermediate
               (Fiscal Year Covered)                       Bond           Lipper Mix        Class C**          Class C
7/97                                                            10000             10000             10000             10000

6/98                                                            10868             11444             11466             11566

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

                    THE ONE GROUP(R) INVESTOR BALANCED FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance of the Investor Balanced Fund is measured against the Lehman Brothers Intermediate Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

     The Lipper Mix for all the classes consists of the average monthly returns of the Lipper General Equity Funds Universe (40%), the Lipper International Funds Universe (5%), and the Lipper Intermediate US Government Bond Funds Universe (55%). The Lipper Universes consist of the equally weighted average monthly return of all the funds within the category.

                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Intermediate Tax-Free Bond Fund Fiduciary share class offered a total return of 7.74% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 4.)

     Overall, interest rates declined during the year, and the Fund's 30-day SEC yield (Fiduciary share class) fell to 4.15% at year-end, compared to 4.57% on June 30, 1997. (For investors in the 39.6% federal income tax bracket, the June 30, 1998, yield translates into a taxable-equivalent yield of 6.87%.)

HOW DID YOU MANAGE INTEREST RATE VOLATILITY?

     We generated the Fund's total return by continually realigning the portfolio through one of the most volatile market environments in recent history. With worries of inflation-induced Federal Reserve intervention and fallout from the Asian situation, we witnessed significant market moves on a regular basis. With limited cash flow in the Fund, we sought to add value for shareholders by taking advantage of this volatility. By investing in discount coupon bonds, we could buy when the market fell off and let the bonds run up in price when the markets recovered from the many sell-offs during the year.

     With an eye on after-tax total return, we remain conscious of capital gains. As such, we will take losses on bonds when the market declines, which helps offset the gains the Fund realizes when the market rallies. Our intent is to generate tax-free income, but we also want to enhance total return by realigning the portfolio to react to market conditions.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Our belief during the year was that the market would be volatile, but that interest rates would head lower. As such, we maintained an average duration near the six-year mark, added yield to the portfolio, and traded securities to take advantage of market volatility. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.)

     In keeping with our strategy, when rates moved up, and prices fell, we sold certain issues and captured losses (see above). Then, we replaced those issues with bonds of similar structure -- positive convexity, discount coupons and high liquidity -- which increased the portfolio's yield. (Convexity is a secondary measure of a fund's price sensitivity to interest rate changes. Generally, bonds with positive convexity perform better than those with negative convexity in periods of high interest rate volatility.) Our strategy was to restructure a portion of the portfolio with blocks of desirable bonds, so as to sell them at a profit if our outlook changed during the year. Given the volatility in the market from repeated economic data suggesting the death of inflation, to the Asian turmoil that sent the markets reeling in the fourth quarter of 1997, our tactics were sound.

DID THE FUND'S OVERALL QUALITY CHANGE?

     The Fund's overall credit quality remained high, largely because an increasing number of bonds coming to market are insured. At year-end, 73.9% of the Fund's assets were invested in securities rated AAA and AA. We continue to look in the lower-investment-grade areas for bonds with higher yields. But, this has been somewhat challenging because the spread, or difference in yield, between medium-grade bonds (those rated A and BBB) and AAA-rated bonds has been compressed over the last 18 months, meaning that there is little yield advantage to moving into the medium-quality area.

                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE FUND?

     We have no real evidence that market volatility will subside in the near future, so we anticipate trading in the range we have seen over the past year. We remain vigilant in our inflation watch, because any sign of an overheating economy should lead the Federal Reserve to raise rates and, therefore, erode the value of bonds. Nevertheless, we expect inflation to remain under control for the near term, as a slower-growth economy should keep interest rates low and may even force the Fed to ease monetary policy.

/s/ PATRICK M. MORRISSEY
------------------------------------------------------
Patrick M. Morrissey
Fund Manager
/s/ GARY J. MADICH, CFA
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              7.74%       5.46%        6.95%

                          VALUE OF $10,000 INVESTMENT
                                                                                        Lipper Intermediate
                                                               Lehman Brothers 7        Municipal Bond Funds
                                           Fiduciary          Year Municipal Bond              Index
Jun-98                                       16908                  17653                       16807

Jun-97                                       15694                  16446                       15715

Jun-96                                       14564                  15366                       14764

Jun-95                                       13820                  14560                       14046

Jun-94                                       12946                  13453                       13156

Jun-93                                       12961                  13285                       13026

Jun-92                                       11805                  11996                       11854

Jun-91                                       10777                  10814                       10749

Sep-90                                       10000                  10000                       10000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.50%       5.22%        6.08%
  Class A*               2.70%       4.26%        5.32%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT
                                                                      Lehman Brothers 7         Lipper Intermediate
                                                                       Year Municipal           Municipal Bond Funds
                                      Class A        Class A*               Bond                      Index

Jun-98                                 14561          13904                 15185                      14619

Jun-97                                 13547          12933                 14147                      13669

Jun-96                                 12616          12046                 13218                      12842

Jun-95                                 11983          11444                 12525                      12218

Jun-94                                 11253          10747                 11572                      11443

Jun-93                                 11291          10783                 11428                      11331

Jun-92                                 10314           9850                 10319                      10311

Feb-92                                 10000           9550                 10000                      10000

                THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   6.81%        4.28%
  Class B**                 2.81%        3.89%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT
                                                                                    Lehman Brothers 7    Lipper Intermediate
                                                                                     Year Municipal        Municipal Bond
                                             Class B              Class B**            Bond              Funds Index

Jun-98                                        12056                 11856                 12625                 12266

Jun-97                                        11289                 11289                 11762                 11469

Jun-96                                        10568                 10568                 10990                 10775

Jun-95                                        10115                 10115                 10413                 10251

Jun-94                                         9552                  9552                  9622                  9601

Jan-94                                        10000                 10000                 10000                 10000

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The fund's income may be subject to the federal alternative minimum tax.

     The performance of the Intermediate Tax-Free Bond Fund is measured against the Lehman Brothers 7 Year Municipal Bond Index, an unmanaged index comprised of investment grade municipal bonds with maturities close to seven years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

     The Lipper Intermediate Municipal Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                      THE ONE GROUP(R) INCOME EQUITY FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Income Equity Fund Fiduciary share class posted a total return of 23.18% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to the Fund's benchmark index, please see page 7.)

     With inflation, unemployment and federal fiscal balances at their best levels in a generation, the equity market offered strong double-digit returns for the fourth consecutive year.

TO WHAT DO YOU ATTRIBUTE SUCH STRONG PERFORMANCE?

     The Fund continued to benefit from its concentration in the types of companies investors have preferred-large-capitalization, high-quality, consistent-growth companies. At the same time, the Fund was rewarded for not owning companies with severe earnings problems, such as those with significant exposure to Asia.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Our portfolio strategies during the year focused on maintaining strong performance measures while positioning the portfolio for a more challenging market environment we think may be in store. As such, we sold and took profits on certain issues that have been the best performers over the last several years. We also eliminated some disappointing holdings and established new positions in securities that we think are likely to be future market leaders.

     We also have been improving the Fund's current income by reducing lower-dividend-yielding issues and building positions in higher-yielding securities. We also cut in half the Fund's position in convertible securities and used the proceeds to invest in real estate investment trusts (REITs). In addition to enhancing the Fund's diversification, we believe the REITs offer good value and add important defensive characteristics to the Fund due to their attractive yields.

     On average, the Fund held 89% of its assets in common stocks, 5% in convertible securities, 5% in REITs and 1% in cash during the year.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*

     The Fund enjoyed strong fiscal-year performance from several sectors in which certain companies consistently achieved superior earnings growth or benefited from major restructuring:

          - Health care (Schering-Plough, Pfizer and Warner-Lambert were up 65% or more)

          - Finance (American Express, Chase Manhattan, U.S. Bancorp, Lincoln National, FNMA and National City were up 35% or more)

          - Telephone utilities (AT&T, BellSouth and Sprint were up 30% or more)

          - Selected industrials (Ford was up 55%).

WERE THERE ANY DISAPPOINTING HOLDINGS?*

     Disappointing performers were concentrated in more volatile sectors, including transportation (Union Pacific declined 37% for the fiscal year), energy and mining (Amoco was off 4%, Cyprus-Amax down 46%) and manufacturing (Corning, Boeing and Deere declined in price). Our policy in handling such "problem" issues is to reduce the position size when earnings expectations are not being met and sell out completely if a

                      THE ONE GROUP(R) INCOME EQUITY FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

turnaround is unlikely, as we did with Union Pacific and Cyprus-Amax. To help avoid problem situations, we concentrate on favorable growth areas and look to fundamental research conducted by our in-house analysts.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*

     Two new issues moved into the top 10 holdings-American Home Products, 2.1% (health care) and Schering-Plough, 1.9% replaced Mobil (energy) and Philip Morris (consumer non-durables). The remaining top 10 holdings were unchanged from last year and included General Electric, 3.4% (capital goods), American Express, 2.5%, Bristol-Myers Squibb, 2.4% (health care), Exxon, 2.2% (energy), BankAmerica, 2.1% (financial services), Warner-Lambert, 2.1%, Coca-Cola, 2.1% (consumer non-durable), and Royal Dutch Petroleum, 2.0% (energy).

WHAT IS YOUR OUTLOOK FOR THE FUND?

     We are pleased with the current composition of the portfolio and the fundamental progress of the companies the Fund owns. Nevertheless, the financial markets have been highly volatile. Many of the uncertainties confronting investors today -- Asian problems, nuclear proliferation, historically high stock valuations -- have no quick-fix solutions. Furthermore, corporate earnings gains aren't as good as they have been in recent years. This would suggest that we should lower our return expectations and become more focused and selective.

     Perhaps the best plan is to remain flexible and vigilant in order to take advantage of opportunities when they arise. If a more challenging market develops, we believe the Fund is well positioned, given its defensive characteristics, higher-than-average income, holdings in predictable growth companies and exposure to real estate.

R. LYNN YTURRI
------------------------------------------------------
R. Lynn Yturri
Fund Manager
RICHARD R. JANDRAIN III
------------------------------------------------------
Richard R. Jandrain III
Senior Managing Director of Fixed Income Securities

---------------

* Holdings are subject to change.

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                      THE ONE GROUP(R) INCOME EQUITY FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (7/2/87)
  Fiduciary            23.18%    20.21%    16.29%     13.99%

                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500          Fiduciary
6/88                                                                     10000             10000

6/89                                                                     12055             11858

6/90                                                                     14044             13375

6/91                                                                     15082             14376

6/92                                                                     17104             16153

6/93                                                                     19436             18020

6/94                                                                     19709             18609

6/95                                                                     24847             22526

6/96                                                                     31307             28053

6/97                                                                     42170             36720

6/98                                                                     54889             45230

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               22.91%      19.89%        17.43%
  Class A*              17.39%      18.79%        16.59%

* Reflects 4.50% Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500           Class A*          Class A
2/92                                                                     10000              9550             10000

6/92                                                                      9992              9625             10079

6/93                                                                     11354             10721             11226

6/94                                                                     11514             11037             11557

6/95                                                                     14515             13301             13961

6/96                                                                     18289             16569             17353

6/97                                                                     24635             21602             22625

6/98                                                                     32065             26558             27806

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  21.97%        20.06%
  Class B**                17.97%        19.82%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500          Class B**          Class B
1/94                                                                     10000             10000             10000

6/94                                                                      9344              9663              9663

6/95                                                                     11779             11587             11587

6/96                                                                     14842             14300             14300

6/97                                                                     19992             18515             18515

6/98                                                                     26022             22387             22587

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               16.57%
  Class C**                             15.57%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                     Measurement Period
                   (Fiscal Year Covered)                          S&P 500          Class C**          Class C
11/97                                                                    10000             10000             10000

6/98                                                                     11973             11556             11656

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

                      THE ONE GROUP(R) INCOME EQUITY FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance of the Income Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                       THE ONE GROUP(R) EQUITY INDEX FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     For the year ended June 30, 1998, The One Group(R) Equity Index Fund Fiduciary share class posted a total return of 29.73%. (For information on other share classes and a performance comparison to the index, please see page 9.)

     As it is designed to do, the Fund offered a return that nearly matched that of the S&P 500 Index, the unmanaged group of stocks the Fund seeks to track with little or no excess risk. The S&P 500 Index returned 30.16% for the year. The slight difference in returns between the Fund and the Index is due to fees and transaction costs charged to the Fund but not to the Index.

WHAT CONTRIBUTED TO SUCH A STRONG RETURN?

     A strong economy, low inflation, declining interest rates and favorable corporate earnings growth led to attractive stock market returns for yet another year. Once again, large-capitalization growth companies, the type represented in the S&P 500 Index, outperformed other types of U.S. stocks.

WHICH MARKET SECTORS OFFERED NOTABLE PERFORMANCE?

     The Fund offered exposure to 15 market sectors. Among those sectors, retail and telephone utilities offered the strongest performance. The retail sector benefited from lower costs on Asian imports, while telephone utilities advanced due to acquisition activity.

     The weakest-performing sectors included technology, energy and industrial commodities. The technology sector suffered somewhat from the economic and market crisis that swept through Asia, while energy stocks declined due to lower oil prices. In the industrial commodities sector (chemical, paper and metal companies), stocks suffered from the sector's lack of pricing power.

WHAT WERE SOME OF THE STRONGEST AND WEAKEST STOCKS?*

     The Fund enjoyed outstanding performance from a handful of stocks, including technology provider Unisys, up 270% for the fiscal year due to strong earnings; computer manufacturer Dell Computer, up 216% on strong earnings; cable television company Tele-Communications, up 159% and acquired by AT&T; financial service provider Providian Financial, up 145% on strong earnings; and auto manufacturer Ford Motor, up 55% due to strong earnings.

     Weak earnings contributed to poor performance from certain holdings, including diversified mining company Freeport-McMoran Copper and Gold, down 51% for the fiscal year; technology company Advanced Micro Devices, down 52%; and technology provider Cabletron Systems, down 53%.

WHAT WERE THE FUND'S TOP 10 HOLDINGS?*

     Most of the Fund's top 10 holdings retained their spots during the past year. The only changes to the group were the addition of Pfizer, 1.5% (health care sector) and Wal-Mart, 1.5% (retail), which replaced Philip Morris (consumer non-durables) and IBM (technology). The remaining top 10 included General Electric, 3.2% (capital goods), Microsoft, 2.9% (technology), Coca-Cola, 2.3% (consumer non-durables), Exxon, 1.9% (energy), Merck, 1.7% (health care), Intel, 1.4% (technology), Proctor & Gamble, 1.3% (consumer non-durables) and Royal Dutch Petroleum, 1.3% (energy).

                       THE ONE GROUP(R) EQUITY INDEX FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?

     The environment for stocks should remain favorable over the coming year. We expect economic growth to continue, but at a slower pace. We also expect interest rates and inflation to remain low. Corporate earnings and stock prices should continue to grow, but earnings are likely to come under increasing pressure. Nevertheless, it's important to remember that returns of the last few years have been unusually strong, and they probably are not sustainable. We expect to see stock returns revert to more "normal" levels.

/S/ RICHARD R. JANDRAIN III
------------------------------------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities
---------------

* Holdings subject to change.

     Please refer to the prospectus and the accompanying financial statements for more information about your Fund.

     The S&P 500 Index is an unmanaged group of stocks generally representative of the performance of large U.S.-based companies. Investors cannot purchase the index directly, but they can invest in the underlying securities.

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (7/2/91)
  Fiduciary             29.73%      22.58%        19.64%


                          VALUE OF $10,000 INVESTMENT

                                                        Class A                  Class A*                   S&P 500
Feb-92                                                   10000                      9550                     10000

Jun-92                                                    9992                      9595                      9992

Jun-93                                                   11354                     10818                     11354

Jun-94                                                   11514                     10879                     11514

Jun-95                                                   14515                     13644                     14515

Jun-96                                                   18289                     17075                     18289

Jun-97                                                   24635                     22869                     24635

Jun-98                                                   30976                     29574                     32066

                       THE ONE GROUP(R) EQUITY INDEX FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               29.33%      22.29%        19.44%
  Class A*              23.49%      21.17%        18.58%


  Class A
  Class A*

* Reflects 4.50% Sales Charge.

                                                        Class A                  Class A*                   S&P 500
Feb-92                                                   10000                      9550                     10000

Jun-92                                                    9992                      9595                      9992

Jun-93                                                   11354                     10818                     11354

Jun-94                                                   11514                     10879                     11514

Jun-95                                                   14515                     13644                     14515

Jun-96                                                   18289                     17075                     18289

Jun-97                                                   24635                     22869                     24635

Jun-98                                                   30976                     29574                     32066

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  28.47%        22.74%
  Class B**                24.47%        22.51%

** Reflects Applicable Contingent Deferred
   Sales Charge.

                                                        Class B                  Class B**                  S&P 500
Jan-94                                                   10000                     10000                     10000

Jun-94                                                    9443                      9443                      9344

Jun-95                                                   11765                     11765                     11779

Jun-96                                                   14595                     14595                     14842

Jun-97                                                   19400                     19400                     19992

Jun-98                                                   24921                     24721                     26022

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               21.07%
  Class C**                             20.07%

** Reflects Applicable Contingent Deferred
   Sales Charge.

                                                        Class C                  Class C**                  S&P 500
Nov-97                                                   10000                     10000                     10000

Jun-98                                                   12106                     12006                     11973

                       THE ONE GROUP(R) EQUITY INDEX FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Equity Index Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of large companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                       THE ONE GROUP(R) VALUE GROWTH FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Value Growth Fund Fiduciary share class posted a total return of 32.26% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 12.)

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?

     Domestic stocks of all styles enjoyed another strong year, as low inflation, declining interest rates and better-than-expected corporate earnings contributed to the gains.

     Rather than emphasizing particular market sectors or trying to time the market's next moves, we research, evaluate and select stocks on an individual basis to build a diversified portfolio. We don't consciously overweight a single sector or a single style of stock. Instead, we invest in stocks from the four major equity styles -- large capitalization growth, large capitalization value, medium capitalization growth and medium capitalization value -- and look for stocks that we believe offer the best return potential relative to their level of risk.

     Over the past year, for example, we saw some vicious swings among sectors, creating a momentum market that saw investors attempting to pick the "right" sector at the right time. But, our emphasis on individual stock selection paid off, as that process gave the Fund exposure to many different industries and contributed to the Fund's strong return.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     The Fund owned more stocks than usual and was more diverse than usual in an active attempt to be less exposed to any single momentum play. Momentum markets tend to last longer than investors expect, and stocks that are not participating tend to lose their value quickly.

     Events in Asia played an interesting role in the Fund's performance. After the domino effect, which started in Thailand, hit U.S. shores in October 1997, we avoided the stocks of companies that we thought would be most negatively affected by the malaise -- namely, commodity cyclical companies. By steering away from that group, the Fund became more growth-oriented than usual.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*

     Industry positions such as the pharmaceutical area of health care (Schering-Plough, up 91% for the fiscal year, and Bristol-Myers Squibb, up 42%); the software and PC areas of technology (Microsoft, up 71%; BMC Software, up 88%; Dell Computer, up 216%); and the long distance segment of telecommunications (Century Telephone, up 104%; Sprint, up 35%) added to the Fund's strong performance.

     The Fund also benefited from strong performance from Cisco Systems (technology), up 106% for the year; Equitable Co. (financial services), up 125%; Morgan Stanley Dean Witter (financial services), up 112%; Lucent Technologies (technology), up 131%; and Energy East (utility), up 99%.

     At the same time, a few Fund holdings realized poor performance, namely Callaway Golf (consumer services), down 45% for the year; Toys R Us (retail), down 33%; BetzDearborn (raw materials), down 37%; Columbia/HCA Healthcare (health care), down 26%; and Phycor (health care), down 52%.

                       THE ONE GROUP(R) VALUE GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*

     More than half of the Fund's top 10 holdings were among the leading holdings one year ago: Microsoft, 3.3% (technology), General Electric, 2.9% (capital goods), Exxon, 2.1% (energy), Wal-Mart, 1.8% (retail), Bristol Myers, 1.8% (health care) and Intel, 1.7% (technology). The remaining members of the top 10 on June 30, 1998, included NationsBank, 1.8% (financial services), Cisco Systems, 1.8%, Dell Computer, 1.7% and Coca-Cola, 1.5% (consumer non-durables).

WHAT IS YOUR OUTLOOK FOR THE FUND?

     We anticipate corporate earnings to revert to more normal levels, and we believe volatility will continue. We plan to maintain the Fund's style diversity in similar proportion as last year to address this market.

/s/ MICHAEL D. WEINER
------------------------------------------------------
Michael D. Weiner
Fund Manager
/s/ RICHARD R. JANDRAIN III
------------------------------------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities

---------------

* Holdings are subject to change.

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                       THE ONE GROUP(R) VALUE GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Fiduciary             32.26%      19.63%        17.91%


                          VALUE OF $10,000 INVESTMENT

                                                                       Fiduciary                         S&P 1500
Dec-89                                                                   10000                            10000

Jun-90                                                                   10657                            10309

Jun-91                                                                   11631                            11072

Jun-92                                                                   13847                            12557

Jun-93                                                                   16554                            14268

Jun-94                                                                   16496                            14469

Jun-95                                                                   19198                            18241

Jun-96                                                                   23242                            22959

Jun-97                                                                   30673                            30524

Jun-98                                                                   40584                            39510

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (12/29/89)
  Class A               31.96%      19.48%        17.82%
  Class A*              26.04%      18.38%        17.19%


* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                       S&P 1500                  Class A*                   Class A
Dec-89                                                   10000                      9550                     10000

Jun-90                                                   10309                     10178                     10657

Jun-91                                                   11072                     11107                     11631

Jun-92                                                   12557                     13224                     13847

Jun-93                                                   14268                     15809                     16554

Jun-94                                                   14469                     15754                     16496

Jun-95                                                   18241                     18334                     19198

Jun-96                                                   22959                     22178                     23225

Jun-97                                                   30524                     29171                     30548

Jun-98                                                   39510                     38504                     40326

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year       (9/9/94)
  Class B                  30.89%        23.28%
  Class B**                26.89%        22.84%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                        Class B                  Class B**                 S&P 1500
Sep-94                                                   10000                     10000                     10000

Jun-95                                                   10806                     10806                     12019

Jun-96                                                   12981                     12981                     15129

Jun-97                                                   16942                     16942                     20113

Jun-98                                                   22173                     21873                     26034

                       THE ONE GROUP(R) VALUE GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               20.87%
  Class C**                             19.87%

** Reflects Applicable Contingent Deferred
   Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                        Class C                  Class C**                 S&P 1500
Nov-97                                                   10000                     10000                     10000
Jun-98                                                   12087                     11987                     11858

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The above-quoted performance data includes the performance of the Paragon Value Equity Income Fund for the period prior to the commencement of operations of The One Group Value Growth Fund on March 26, 1996. Performance for the Fiduciary Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

     The performance of the Value Growth Fund is measured against the S&P 1500 Index, an unmanaged index generally representative of the performance of large and small companies in the US stock market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

     The S&P 1500 Index for all classes consists of the average monthly returns of the S&P 500 Index from December 1989 through December 1994. Thereafter, the data are from the S&P 1500 Index which corresponds with the initiation of the S&P 1500 Index on January 1, 1995.

                    THE ONE GROUP(R) DISCIPLINED VALUE FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Disciplined Value Fund Fiduciary share class posted a total return of 28.27% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to the index, please see page 18.)

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Interest rates ended the year lower, but experienced volatility throughout the 12-month period. To avoid some of the stock price volatility associated with interest rate swings, we maintained a diversified portfolio with exposure to a variety of economic sectors. Within this framework, we emphasized in-depth analysis and individual stock selection, and we continued to rebalance the portfolio in order to improve structure and upgrade holdings as market conditions changed.

     Because of the Fund's value orientation, we emphasized the sectors that offered the greatest perceived value. As a result, almost half of the Fund's assets were in the electric utility, financial, industrial, commodity and banking sectors. These were the areas that contained the largest number of equity securities with below-market-average price-to-earnings and price-to-book ratios.

     Given the continued strength of the market, certain stocks reached their target prices quicker than we had anticipated, prompting the sale of those securities and the purchase of new ones. In addition, as certain stocks increased in valuation, they became more growth-like and were no longer appropriate for this value-oriented fund. For example, in the second half of 1997 prices on bank stocks soared, and the resulting valuations converted many of these stocks to growth stocks. As a result, remaining sectors that were relatively undervalued became more influential, and their weightings within the Fund increased. Specifically, we increased the Fund's holdings within the capital equipment, financial, industrial commodity and consumer durable sectors to make up for the gap caused by the decline in bank holdings.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*

     Outstanding performance from several individual stocks during the fiscal year was driven largely by takeovers. For example, in the technology sector Qwest Communications acquired LCI International, in which the Fund had a large exposure; National City Bank acquired First of America, a Fund holding; and Williams Companies acquired the energy company Mapco, another Fund holding. In addition, the Fund's holding of Century Telephone nearly doubled in value over the year, as analysts projected superior earnings growth for the combined Century Telephone/Pacific Telesis company. Indeed, the merged company experienced revenue growth and margin expansion after joining forces, as it cut costs and expanded its territory.

     Another merger, between cement manufacturers Southdown and Medusa, also contributed to the Fund's solid return. But, price gains on these stocks primarily were driven by excellent fundamentals within the industry. The supply/demand equation favored the manufacturers, given the steadily increasing demand for cement from the housing and infrastructure sectors, while the supply of cement has been virtually unchanged in the last decade. In addition, U.S. government restrictions on the amount of cement that can be imported helped the U.S. manufacturers.

DID EVENTS IN ASIA INFLUENCE ANY OF THE FUND'S HOLDINGS?*

     On the downside, events in Asia caused certain Fund holdings to decline. As Asian currency values plummeted, it appears Asian customers chose to curtail their gaming excursions to the United States. As a result, the Fund's holdings in Circus Circus and MGM declined for the fiscal year. In addition, CompUSA

                    THE ONE GROUP(R) DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

lost half of its value due to the unanticipated sharp declines in computer prices. Lower demand from Asia contributed to the price declines, as did the lack of new memory-consuming software applications, which prompted revenue declines and margin contraction.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE DURING THE FISCAL YEAR?*

     Only two of the Fund's top 10 holdings remained from last year -- CMS Energy, 1.6% (utilities) and Southtrust Corp., 1.6% (financial services). Rounding out the top 10 were utilities companies New Century Enterprises, 1.5%, Allegheny Energy, 1.3%, Century Telephone, 1.5%, El Paso Natural Gas, 1.6% and Teco Energy, 1.2%; financial companies Bear Stearns, 1.6% and Paine Webber, 1.2%; and Tyson Foods, 1.1%, a member of the consumer non-durable sector.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Looking ahead, we plan to maintain our current strategy of broad sector diversification, stringent in-house research and individual stock selection. Within each sector, we will continue to look for the best values among medium capitalization stocks, or those issues with low price/earnings and price/book ratios.

/s/ EDMUND M. COWART
------------------------------------------------------
Edmund M. Cowart
Managing Director, Value Growth Team
/s/ RICHARD R. JANDRAIN III
------------------------------------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities

---------------

* Holdings subject to change.

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    THE ONE GROUP(R) DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/2/89)
  Fiduciary             28.27%      17.52%        14.11%


                          VALUE OF $10,000 INVESTMENT

                                                                                                     S&P BARRA/Midcap
                                                                       Fiduciary                        400/Value
Mar-89                                                                   10000                            10000

Jun-89                                                                   10989                            10883

Jun-90                                                                   11372                            12677

Jun-91                                                                   11572                            13615

Jun-92                                                                   13451                            15441

Jun-93                                                                   15278                            17545

Jun-94                                                                   15895                            17792

Jun-95                                                                   18443                            22430

Jun-96                                                                   22150                            27627

Jun-97                                                                   26704                            34233

Jun-98                                                                   34253                            43366

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A               27.90%      17.27%        15.79%
  Class A*              22.13%      16.19%        14.96%


* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                                                       S&P BARRA/Midcap
                                                        Class A                  Class A*                  400/Value
Feb-92                                                   10000                      9550                     10000

Jun-92                                                   10121                      9666                      9992

Jun-93                                                   11464                     10948                     11354

Jun-94                                                   11956                     11418                     11514

Jun-95                                                   13801                     13179                     14515

Jun-96                                                   16534                     15788                     17879

Jun-97                                                   19875                     18977                     22153

Jun-98                                                   25419                     24279                     28063

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  26.97%        16.38%
  Class B**                22.97%        16.12%

** Reflects Applicable Contingent Deferred Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                        Class B                  Class B**             S&P BARRA/Midcap
Jan-94                                                   10000                     10000                     10000

Jun-94                                                    9500                      9500                      9344

Jun-95                                                   10918                     10918                     11779

Jun-96                                                   12985                     12985                     14509

Jun-97                                                   15476                     15476                     17978

Jun-98                                                   19665                     19465                     22775

                    THE ONE GROUP(R) DISCIPLINED VALUE FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Disciplined Value Fund is measured against the S&P/BARRA Midcap 400 Value Index, an unmanaged index representing the performance of the lowest price to book securities in the S&P Midcap 400 Index. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

     The S&P/BARRA Midcap 400 Value Index consists of the average monthly returns of the S&P 500 Index for periods prior to June 1991. Thereafter, the data are from the S&P/BARRA Midcap 400 Value Index which corresponds with the initiation of the S&P/BARRA Midcap 400 Value Index on June 30, 1991.

                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Large Company Growth Fund Fiduciary share class posted a total return of 35.75% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 20.)

TO WHAT DO YOU ATTRIBUTE THE FUND'S SOLID RETURN?

     A strong domestic economy, low inflation and declining interest rates all worked together to maintain a favorable equity environment. Once again, the market favored the largest growth-oriented companies because of their earnings reliability and stock liquidity.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Our primary investment strategy during this market climate has been to find good companies within industries that are growing at a faster rate than the economy. These are companies that we believe have the ability to exhibit sustained growth at some multiple of their underlying industry growth rate. In addition, we search for strong management teams and superior product positioning.

     After evaluating the impact of the Asian crisis on the Fund's stocks, we cut the portfolio's technology holdings because much of these companies' exports went to Asia. We also increased our retail holdings, as many of these companies purchase their materials from Asia and thus benefit from lower costs.

     This strategy worked well, because the technology sector, as a whole, has underperformed the market, while the retail sector has outperformed.

DID THE PORTFOLIO BENEFIT FROM ANY PARTICULARLY STRONG HOLDINGS?*

     The Fund enjoyed outstanding performance from computer manufacturer Dell Computer, up 216% for the fiscal year; software giant Microsoft, up 71% and online service provider America Online, up 278%.

     On the other hand, there were a few disappointing performances from the technology sector. For example, Applied Materials was off 17% and Oracle Corp. declined 27%.

HOW DID THE FUND'S TOP 10 HOLDINGS CHANGE?*

     Most of the Fund's top 10 holdings remained unchanged during the year. The only newcomers were Dell Computer, 2.6% (technology) and Lucent Technologies, 2.3% (technology). The remaining members included General Electric, 6.8% (capital goods), Microsoft, 6.4% (technology), Coca-Cola, 4.3% (consumer non-durable), Wal-Mart, 3.2% (retail), Merck, 3.0% (health care), Bristol-Myers Squibb, 3.0% (health care), Pfizer, 2.9% (health care) and Proctor & Gamble, 2.6% (consumer non-durable).

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Looking ahead, we remain optimistic about continued U.S. economic growth and low inflation. We believe that interest rates may continue to decline, which would support ongoing stock market growth, but perhaps not at the unusually strong pace we've seen over the last several years. As such, it seems prudent to lower our expectations somewhat for the next year.

                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     Our overall strategy remains intact -- to search for companies with strong fundamentals, effective management teams and favorable long-term outlooks. Because the Asian situation remains unresolved, we will continue to monitor its effects on the Fund's holdings.

/s/ ASHI PARIKH
------------------------------------------------------
Ashi Parikh
Managing Director, Growth Equity Team
/s/ RICHARD R. JANDRAIN III
------------------------------------------------------
Richard R. Jandrain III
Senior Managing Director of Equity Securities

---------------

* Holdings are subject to change.

     Please refer to the prospectus and the accompanying financial statements for more information about your fund.

                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/28/92)
  Fiduciary             35.75%      22.79%        19.88%


                          VALUE OF $10,000 INVESTMENT

                                                                  S&P/BARRA 500 Growth                  Fiduciary
Feb-92                                                                   10000                            10000

Jun-92                                                                    9743                             9920

Jun-93                                                                   10550                            11301

Jun-94                                                                   10522                            12210

Jun-95                                                                   13755                            14878

Jun-96                                                                   17505                            17461

Jun-97                                                                   24215                            23243

Jun-98                                                                   32661                            31553

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (2/22/94)
  Class A                  35.43%        23.70%
  Class A*                 29.33%        22.39%

* Reflects 4.50% Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                     S&P/BARRA 500
                                                        Growth                   Class A*                   Class A
Feb-94                                                   10000                      9550                     10000

Jun-94                                                    9530                      9453                      9898

Jun-95                                                   12458                     11486                     12028

Jun-96                                                   15854                     13420                     14054

Jun-97                                                   21931                     17790                     18631

Jun-98                                                   29581                     24085                     25230

                   THE ONE GROUP(R) LARGE COMPANY GROWTH FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                  34.39%        22.49%
  Class B**                30.39%        22.26%

** Reflects Applicable Contingent Deferred
  Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                     S&P/BARRA 500
                                                        Growth                   Class B**                  Class B
Jan-94                                                   10000                     10000                     10000
Jun-94                                                    9539                      9934                      9934
Jun-95                                                   12235                     11831                     11831
Jun-96                                                   15570                     13952                     13952
Jun-97                                                   21539                     18381                     18381
Jun-98                                                   29052                     24496                     24696

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               27.63%
  Class C**                             26.63%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                                                     S&P/BARRA 500
                                                        Growth                   Class C**                  Class C
Nov-97                                                   10000                     10000                     10000

Jun-98                                                   12458                     12663                     12763

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Large Company Growth Fund is measured against the S&P/BARRA 500 Growth Index, an unmanaged index representing the performance of the highest price to book securities in the S&P 500. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

                 THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     For the year ended June 30, 1998, The One Group(R) Limited Volatility Bond Fund Fiduciary share class posted a total return of 6.59%. (For information on other share classes and performance comparisons to indexes, please see page 5.)

HOW DID INTEREST RATES INFLUENCE PERFORMANCE?

     Interest rates among five-year securities (the area of the yield curve where the Fund is most heavily invested) declined 0.91 percentage points during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.18% on June 30, 1997, to 5.75% on June 30, 1998.

     Because interest rates declined during the year, prices on most of the Fund's bonds appreciated and, therefore, added to the Fund's total return. (Bond prices and interest rates move inversely of each other. When rates fall, bond prices rise, and vice versa.) The only exceptions were the few Asian bonds in the Fund's portfolio, which declined in value when the Asian market crisis hit in 1997.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     The Fund's strategy included investing in securities that offered attractive yields within our maturity and high credit-quality guidelines. As such, we continued to emphasize government agency mortgage pass-through securities because they offered yield advantages over other government securities. And, we focused on 15-year, current coupon issues because they are less likely to be refinanced even if interest rates fall further. We also invested in asset-backed securities and high-grade corporate bonds, which provided an excellent combination of yield, total return and relative safety.

     With interest rates declining, we maintained the Fund's duration in a range of 2.3 years to 2.5 years. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) This, coupled with the Fund's emphasis on yield, contributed to the Fund's solid return.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?

     Because the majority of the Fund's assets always are invested in U.S. government-related securities (69% of the portfolio at year-end), the Fund's average quality remains high. On June 30, 1998, 80% of the Fund's securities were rated AAA (the highest rating), 18% were rated A, and 2% were rated Baa, giving the Fund an overall quality rating of AA.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     We expect positive economic growth to continue, but at a slower pace. This should help keep inflation low for the near-term, which should perpetuate the current interest-rate trading range and market status quo. In the corporate sector, though, a potential negative influence is the steady slowdown in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) We believe a strong offset to this, though, is the healthy economy, which gives us reason not to abandon the corporate sector. As a precaution, we will focus on corporate bonds with maturities of five years or less.

/s/ ROGER CRAIG
------------------------------------------------------
Roger Craig
Fund Manager
/s/ GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of
Fixed-Income Securities

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                 THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Fiduciary              6.59%       5.41%        7.03%



                          VALUE OF $10,000 INVESTMENT
                                                                                        Lipper Short US
                                                            Lehman Brothers 1-3         Government Bond
                                             Fiduciary     Year Government Index          Funds Index

Jun-98                                        17008                 16609                 16136

Jun-97                                        15957                 15554                 15153

Jun-96                                        14947                 14595                 14309

Jun-95                                        14218                 13837                 13604

Jun-94                                        13170                 12852                 12668

Jun-93                                        13066                 12659                 12515

Jun-92                                        12068                 11881                 11730

Jun-91                                        10799                 10768                 10710

Sep-90                                        10000                 10000                 10000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                6.32%       5.13%        5.86%
  Class A*               3.16%       4.49%        5.35%


* Reflects 3.00% Sales Charge.


                          VALUE OF $10,000 INVESTMENT
                                                                                     Lehman Brothers       Lipper Short US
                                                                                        1-3 Year           Government Bond
                                             Class A              Class A*         Government Index          Funds Index

Jun-98                                        14368                 13935                 14375                 14134

Jun-97                                        13515                 13110                 13462                 13273

Jun-96                                        12694                 12314                 12632                 12534

Jun-95                                        12105                 11742                 11976                 11916

Jun-94                                        11243                 10906                 11123                 11096

Jun-93                                        11188                 10853                 10957                 10962

Jun-92                                        10356                 10045                 10284                 10274

Feb-92                                        10000                  9700                 10000                 10000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   5.98%        4.75%
  Class B**                 2.98%        4.75%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                                                                                     Lehman Brothers       Lipper Short US
                                                                                        1-3 Year           Government Bond
                                             Class B              Class B**        Government Index          Funds Index

Jun-98                                        12297                 12297                 12780                 12578

Jun-97                                        11604                 11604                 11969                 11811

Jun-96                                        10974                 10974                 11231                 11153

Jun-95                                        10524                 10524                 10648                 10603

Jun-94                                         9819                  9819                  9889                  9874

Jan-94                                        10000                 10000                 10000                 10000

                 THE ONE GROUP(R) LIMITED VOLATILITY BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Limited Volatility Bond Fund is measured against the Lehman Brothers 1 to 3 Year Government Index, an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

     The Lipper Short US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     The One Group(R) Intermediate Bond Fund Fiduciary share class offered a total return of 8.71% for the year ended June 30, 1998. (For information on other share classes and performance comparisons to indexes, please see page 7.)

HOW DID MARKET DEVELOPMENTS INFLUENCE PERFORMANCE?

     Throughout the year, three key trends developed in the bond market:

          1. Interest rates, in general, declined, resulting in gains for most bonds and an overall increase in the Fund's net asset value (NAV).

          2. Lower interest rates led to a rise in homeowner refinancing activity, which caused the performance on many higher-rate mortgage-backed bonds to suffer.

          3. Many foreign economies, especially those in Asia, fell into recession, and prices declined on many Yankee bonds (U.S. dollar-denominated foreign bonds) associated with these markets.

     Overall, the positive influence from the drop in interest rates had a greater impact on the Fund's performance than the negative influence from holding select mortgage and Yankee bonds.

     While the Fund enjoyed a solid total return and an approximately 2.0% gain in NAV for the one year period, the declining interest rate environment pushed the Fund's yield slightly lower-from 6.35% on June 30, 1997, to 5.90% on June 30, 1998.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     Once again, duration management remained a key strategy in generating return and controlling risk. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We managed the Fund's duration within a tight, shorter-than-market-average range during the year, which limited some of the price gains that occurred mid-year when interest rates fell. While we do manage the Fund's exposure to changes in interest rates, we also purposely limit the degree to which we alter duration. We believe these risk-control guidelines protect us from making ill-timed "bets" on the magnitude and direction of possible interest rate movements.

     Nevertheless, the Fund's strong yield helped make up for the effects of our shorter duration. Furthermore, the Fund's holdings in long-duration U.S. Treasury and corporate bonds and select commercial mortgage-backed securities helped overall performance during the year.

     Another key move during the Fund's fiscal year occurred in early 1998, when we reduced the Fund's small exposure to Asian Yankee bonds, which deteriorated along with many Asian economies. By fiscal year-end, the Fund held about 1.5% of its assets in Asian-based Yankee bonds, all of which maintained investment-grade quality ratings (rated BBB or better).

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Our forecast calls for the U.S. economy to maintain its steady, albeit slower, growth pattern over the next year. As a result, inflation should remain tame and interest rates stable to lower.

     At the same time, the prospect for unfavorable developments has risen. For example, the economy is operating at employment levels that typically lead to increasing rates of inflation. This, however, is being offset by economic recession in many Asian countries. While we remain optimistic, unexpected changes in these or

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

other important economic dynamics could lead to greater-than-expected volatility in the U.S. financial markets.

/s/ JAMES A. SEXTON
------------------------------------------------------
James A. Sexton, CFA
Fund Manager
/s/ GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/29/92)
  Fiduciary              8.71%       6.08%        6.96%



                          VALUE OF $10,000 INVESTMENT
                                                                Lehman Brothers
                                                                 Intermediate         Lipper Intermediate US
                                                             Government/Corporate        Government Bond
                                            Fiduciary            Bond Index                Funds Index

Jun-98                                        15310                 15394                     14959

Jun-97                                        14084                 14182                     13670

Jun-96                                        13080                 13228                     12786

Jun-95                                        12463                 12597                     12260

Jun-94                                        11315                 11413                     11162

Jun-93                                        11400                 11442                     11357

Jun-92                                        10300                 10355                     10307

Feb-92                                        10000                 10000                     10000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class A                   8.47%        8.66%
  Class A*                  3.58%        7.26%

* Reflects 4.50% Sales Charge.


                          VALUE OF $10,000 INVESTMENT
                                                                             Lehman Brothers
                                                                               Intermediate       Lipper Intermediate
                                                                           Government/Corporate      US Government
                                       Class A              Class A*          Bond Index            Bond Funds Index

Jun-98                                  13462                 12850                 13441                  13431

Jun-97                                  12411                 11853                 12383                  12274

Jun-96                                  11556                 11036                 11550                  11480

Jun-95                                  11029                 10533                 10999                  10984

Nov-94                                  10000                  9550                 10000                  10000

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (11/30/94)
  Class B                   7.78%        7.59%
  Class B**                 3.78%        6.90%

** Reflects Applicable Contingent Deferred
  Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                                     Lehman Brothers
                                                                                       Intermediate       Lipper Intermediate
                                                                                   Government/Corporate      US Government
                                             Class B              Class B**             Bond Index         Bond Funds Index
Nov-94                                        10000                 10000                 10000                  10000
Jun-95                                        10845                 10845                 10999                  10984
Jun-96                                        11290                 11290                 11550                  11480
Jun-97                                        12061                 12061                 12383                  12274
Jun-98                                        12999                 12699                 13441                  13431

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                        Since
                                      Inception
                                      (11/4/97)
  Class C                               8.20%
  Class C**                             7.20%

** Reflects Applicable Contingent Deferred Sales Charge.


                          VALUE OF $10,000 INVESTMENT

                                                                                     Lehman Brothers
                                                                                       Intermediate       Lipper Intermediate
                                                                                   Government/Corporate      US Government
                                             Class C              Class C**         Bond Index            Bond Funds Index
Jun-98                                        10819                 10719                 10430                  10455

Nov-97                                        10000                 10000                 10000                  10000

                    THE ONE GROUP(R) INTERMEDIATE BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

     The Lipper Intermediate US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                       THE ONE GROUP(R) INCOME BOND FUND

PORTFOLIO PERFORMANCE REVIEW
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

HOW DID THE FUND PERFORM?

     For the year ended June 30, 1998, The One Group(R) Income Bond Fund Fiduciary share class posted a total return of 7.97%. (For information on other share classes and performance comparisons to indexes, please see page 11.)

     In general, interest rates declined by approximately one percentage point during the fiscal year. The Fund's Fiduciary share class 30-day SEC yield also declined, dropping from 6.70% on June 30, 1997, to 6.13% on June 30, 1998.

WAS THERE A PARTICULAR TYPE OF SECURITY THAT AFFECTED PERFORMANCE?

     Even though the Fund's yield fell, it remained attractive due to the Fund's emphasis on higher-yielding investment-grade securities. Included among those securities are Yankee bonds (U.S. dollar-denominated foreign bonds), which performed well and contributed greatly to the Fund's total return until the fourth quarter of 1997. As the financial crisis overtook Asia, the value of the Fund's Asian Yankee bonds declined rapidly and, at 10% of Fund assets, caused significant underperformance. Once prices stabilized and began to improve, we implemented a control strategy for these bonds, reducing them to only 1.5% of Fund assets. This measured reduction caused the Fund's performance to return to above-average.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?

     The Fund's strategy is to try to maintain a relatively stable duration of approximately 4.6 years and to enhance yield through a widely diversified portfolio of corporate bonds and mortgage securities. (Duration is a measure of a fund's price sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) We purposely avoid making significant changes to the Fund's duration, because we manage the Fund primarily to maximize income, rather than to seek capital gains by making "bets" on interest rate movements. We try to maintain a neutral duration and position the Fund to earn a relatively good rate of interest income.

     This strategy has worked well, as the Fund has been able to generate incremental returns without incurring additional interest rate risk. At the same time, the strategy involves some exposure to credit risk, which, for short periods of time, may adversely affect returns, as witnessed in late-1997. But, over full interest rate and credit cycles, the strategy has proven successful to date.

DID THE FUND'S OVERALL QUALITY CHANGE DURING THE YEAR?

     In April 1997, shareholders approved a measure that allows the Fund to invest up to 30% of its assets in high-yield securities, or those rated BB or B. As outlined at that time, the Fund's entry into this sector will be slow and measured. Since then, we have added a 4% exposure to BB-rated bonds.

     The Fund maintained a good quality profile during the fiscal year, with 52% of its assets invested in securities rated AAA; 5% in those rated AA; 16% in A-rated; 23% in BBB-rated; and 4% in BB-rated. The Fund's overall quality rating was A+ at the end of the year.

WHAT IS YOUR OUTLOOK FOR THE FUND?

     Moving forward, we expect economic growth to continue, but at a slower pace. We also expect inflation to remain low for the near term. The bond market environment is likely to be characterized as a "trading range," which is a market that doesn't change much. In such a climate, higher-yielding securities typically produce better results.

                       THE ONE GROUP(R) INCOME BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

     In the corporate sector, a potential negative influence is the steady decline in corporate earnings growth, which could cause corporate yield spreads to widen. (Corporate spreads refer to the difference in yield between corporate bonds and comparable-maturity Treasury bonds. When spreads widen, prices on corporate bonds decline, and vice versa.) A strong offset to this, though, is the healthy economy, which gives us reason not to abandon this sector. As a precaution, we will focus on corporate bonds with maturities of five years or less. In the mortgage market, most of the Fund's recent purchases have been 15-year, current coupon issues, which we believe are less likely to be refinanced even if interest rates fall further.

/s/ ROGER CRAIG
------------------------------------------------------
Roger Craig
Fund Manager
/s/ GARY J. MADICH
------------------------------------------------------
Gary J. Madich, CFA
Senior Managing Director of Fixed-Income Securities

     Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

                       THE ONE GROUP(R) INCOME BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (7/2/87)
  Fiduciary             7.97%     5.85%     7.63%      7.30%


                          VALUE OF $10,000 INVESTMENT
                                                                                         Lipper Intermediate
                                                                 Lehman Brothers        Investment Grade Bond
                                            Fiduciary          Aggregate Bond Index          Funds Index

Jun-98                                        20864                 23818                       21817

Jun-97                                        19324                 21547                       19901

Jun-96                                        17876                 19923                       18492

Jun-95                                        17086                 18972                       17634

Jun-94                                        15352                 16857                       15872

Jun-93                                        15701                 17079                       16087

Jun-92                                        14193                 15278                       14394

Jun-91                                        12467                 13397                       12632

Jun-90                                        11417                 12103                       11632

Jun-89                                        10732                 11222                       11005

Jun-88                                        10000                 10000                       10000

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                7.82%       5.60%        6.64%
  Class A*               3.00%       4.63%        4.87%

* Reflects 4.50% Sales Charge.

                           VALUE OF $10,000 INVESTMENT
                                                                                     Lehman Brothers     Lipper Intermediate
                                                                                     Aggregate Bond       Investment Grade
                                             Class A              Class A*                Index           Bond Funds Index
Feb-92                                        10000                  9550                 10000                 10000

Jun-92                                        10368                  9901                 10345                 10356

Jun-93                                        11464                 10948                 11564                 11574

Jun-94                                        11197                 10693                 11413                 11420

Jun-95                                        12418                 11859                 12845                 12688

Jun-96                                        12947                 12365                 13490                 13305

Jun-97                                        13964                 13335                 14589                 14319

Jun-98                                        15052                 14381                 16127                 15702

                       THE ONE GROUP(R) INCOME BOND FUND

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                               JUNE 30, 1998

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1998

                                         Since
                                       Inception
                           1 Year      (1/14/94)
  Class B                   7.13%        5.07%
  Class B**                 3.13%        4.70%

** Reflects Applicable Contingent Deferred
  Sales Charge.

                          VALUE OF $10,000 INVESTMENT

                                                                                     Lehman Brothers     Lipper Intermediate
                                                                                     Aggregate Bond       Investment Grade
                                             Class B              Class B**               Index           Bond Funds Index
Jan-94                                        10000                 10000                 10000                 10000
Jun-94                                         9471                  9471                  9485                  9488
Jun-95                                        10478                 10478                 10675                 10542
Jun-96                                        10860                 10860                 11211                 11055
Jun-97                                        11637                 11637                 12124                 11897
Jun-98                                        12466                 12274                 13402                 13046

     The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

     The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

     The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG1    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Money Market Fund to the corresponding One Group Prime Money Market Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG2    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Treasury Money Market Fund to the corresponding One Group U.S. Treasury Securities
   Money Market Fund in exchange for Class A, Class B or
   Class I shares, as applicable, of the One Group Fund,
   (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG3    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Municipal Money Market Fund to the corresponding One Group Municipal Money Market
   Fund in exchange for Class A or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG4    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Michigan Municipal Money
   Market Fund to the corresponding One Group Michigan
   Municipal Money Market Fund in exchange for Class A or
   Class I shares, as applicable, of the One Group Fund,
   (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG5    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Cash Management Fund to the corresponding One Group Cash Management Money Market
   Fund in exchange for Class A or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG6    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Treasury Cash Management
   Fund to the corresponding One Group Treasury Cash
   Management Money Market Fund in exchange for Class A or Class I shares, as applicable, of the One Group
   Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG7    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Treasury Prime Cash
   Management Fund to the corresponding One Group
   Treasury Prime Cash Management Money Market Fund in exchange for Class A or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG8    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus U.S. Government Securities
   Cash Management Fund to the corresponding One Group
   U.S. Government Securities Cash Management Money
   Market Fund in exchange for Class A or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPEG9    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Municipal Cash Management
   Fund to the corresponding One Group Municipal Cash
   Management Money Market Fund in exchange for Class A or Class I shares, as applicable, of the One Group
   Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE10    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Managed Assets Conservative
   Fund to the corresponding One Group Investor Balanced
   Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE11    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Managed Assets Balanced
   Fund to the corresponding One Group Investor Growth
   & Income Fund in exchange for Class A, Class B or
   Class I shares, as applicable, of the One Group Fund,
   (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE12    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Managed Assets Growth Fund to the corresponding One Group Investor Growth Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE13    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Equity Income Fund to the corresponding One Group Income Equity Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE14    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Growth Fund to the corresponding One Group Large Company Growth Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE15    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Mid-Cap Opportunity Fund to the corresponding One Group Diversified Mid Cap Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE16    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Small-Cap Opportunity Fund to the corresponding One Group Small Cap Value Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE17    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Intrinsic Value Fund to the corresponding One Group Disciplined Value Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE18    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Growth and Value Fund to the corresponding One Group Value Growth Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE19    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Equity Index Fund to the corresponding One Group Equity Index Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE20    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus International Equity Fund to the corresponding One Group Diversified
   International Fund in exchange for Class A, Class B or
   Class I shares, as applicable, of the One Group Fund,
   (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE21    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Bond Fund to the corresponding One Group Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE22    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Short Bond Fund to the corresponding One Group Limited Volatility Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE23    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Multi Sector Bond Fund to the corresponding One Group Income Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE24    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Municipal Bond Fund to the corresponding One Group Tax-Free Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE25    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Intermediate Municipal Bond
   Fund to the corresponding One Group Intermediate
   Tax-Free Bond Fund in exchange for Class A, Class B or
   Class I shares, as applicable, of the One Group Fund,
   (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

EPGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE26    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Michigan Municipal Bond
   Fund to the corresponding One Group Michigan Municipal
   Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE27    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus High Yield Bond Fund to the corresponding One Group High Yield Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE28    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Intermediate Bond Fund to the corresponding One Group Intermediate Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE29    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Short Municipal Bond Fund to the corresponding One Group Short-Term Municipal
   Bond Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

 ____________________________________      ____________________________________
|                            |       |    |                            |       |
|                            |       |    |                            |       |
|____________________________|_______|    |____________________________|_______|

Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
-------------------------------------------------------------------------------

PEGASUS FUND
P.O. BOX 5142
WESTBOROUGH, MA 01518

                                 PEGASUS FUNDS

                                 FUND NAME HERE
                                 --------------

The undersigned hereby appoints Mark S. Redman and Alaina Metz and each of them, attorneys and proxies of the undersigned each with the power of substitution and resubstitution, to attend, vote and act for the undersigned at the Meeting of Shareholders of the above-referenced Fund of the Pegasus Funds (the "Trust") to be held at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio on March 17, 1999 at 10:00 a.m. (Eastern Time) and at any adjournment or adjournments thereof, casting votes according to the number of shares of the Fund which the undersigned may be entitled to vote with respect to the proposals set forth below, in accordance with the specification indicated, if any, and with all powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting, and hereby ratifying and confirming all that said attorneys and proxies, or each of them, may lawfully do by virtue hereof.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF THE FUNDS OF THE TRUST AND THE COMBINED PROSPECTUS/PROXY STATEMENT DATED JANUARY 19, 1999.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES ON BEHALF OF THE
ABOVE-REFERENCED FUND OF THE TRUST. PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE PAID ENVELOPE.

The tear-off proxy at the bottom of this form represents your voting power in the future of your fund. We have grouped your proxy card(s) together for your convenience and to reduce postage expenses. By voting now and returning your proxy card(s), you will save your fund the expense of a costly second mailing.

The meeting date for your Fund is March 17, 1999, at the offices of BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio. Please vote below, sign your proxy card(s), and return in the postage-paid envelope included with this material.

Thank you for your prompt return of your proxy card(s).

                 PLEASE SIGN, DATE AND RETURN THE PROXY CARD(S)
                     PROMPTLY USING THE ENCLOSED ENVELOPE.

PLEASE SIGN BELOW EXACTLY AS YOUR NAME(S) APPEAR(S) HEREON. CORPORATE PROXIES SHOULD BE SIGNED IN FULL CORPORATE NAME BY AN AUTHORIZED OFFICER. IF A PARTNERSHIP, PLEASE SIGN IN PARTNERSHIP NAME BY AUTHORIZED PERSON. EACH JOINT OWNER SHOULD SIGN PERSONALLY. WHEN SIGNING AS ATTORNEY OR EXECUTOR, ADMINISTRATOR, TRUSTEE OR GUARDIAN, PLEASE GIVE FULL TITLE AS SUCH.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
                                   BIPE30    KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY
              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

--------------------------------------------------------------------------------
FUND'S NAME HERE

PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK. THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST ON BEHALF OF THE FUND. THE MEETING WILL BE HELD AT THE OFFICES OF BISYS FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO ON MARCH 17, 1999 AT 10:00 a.m. (EASTERN TIME). PLEASE MARK, SIGN, DATE AND RETURN THIS PROXY CARD PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

THE PROXY WILL BE VOTED AS SPECIFIED BELOW WITH RESPECT TO THE ACTION TO BE TAKEN ON THE FOLLOWING PROPOSALS. IN THE ABSENCE OF ANY SPECIFICATION, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSALS.

VOTE ON PROPOSALS                                          FOR  AGAINST  ABSTAIN

1. To approve a Reorganization Agreement which provides    [ ]    [ ]      [ ]
   for (a) the transfer of all of the assets and liabilities of the Pegasus Market Expansion Index Fund to the corresponding One Group Market Expansion Index
   Fund in exchange for Class A, Class B or Class I shares, as applicable, of the One Group Fund, (b) the distribution of such One Group Fund shares to the Shareholders of the Pegasus Portfolio according to their respective interests, and (c) the termination of Pegasus under state law and the 1940 Act.

2. To transact such other business as may properly come    [ ]    [ ]      [ ]
   before the Special Meeting or any adjournment(s) thereof.

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Signature (PLEASE SIGN         Date        Signature (Joint Owners)      Date
           WITHIN BOX)
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